UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2007

Date of reporting period: July 31, 2006

ITEM 1.   Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.97%

REAL ESTATE INVESTMENT TRUSTS—99.97%
Alexandria Real Estate Equities Inc.	288,930	$27,280,771
AMB Property Corp.	771,420	40,445,551
Archstone-Smith Trust	2,227,787	116,891,984
AvalonBay Communities Inc.	797,665	93,262,992
Boston Properties Inc.	1,354,533	133,015,141
Camden Property Trust	533,503	40,786,304
Cousins Properties Inc.	641,138	20,368,954
Developers Diversified Realty Corp.	1,199,279	63,297,946
Duke Realty Corp.	1,458,672	54,350,119
Equity Office Properties Trust	3,578,772	135,671,246
Equity Residential	3,089,930	143,712,644
Essex Property Trust Inc.	260,276	30,475,717
Federal Realty Investment Trust	458,791	33,285,287
General Growth Properties Inc.	2,365,799	107,975,066
Health Care Property Investors Inc.	1,372,559	37,635,568
Host Hotels & Resorts Inc.	5,143,209	109,138,895
Kimco Realty Corp.	2,465,730	96,755,245
Liberty Property Trust	897,452	42,045,626
Macerich Co. (The)	744,107	54,133,784
Pan Pacific Retail Properties Inc.	354,252	24,478,813
ProLogis	2,580,663	142,839,697
Public Storage Inc.	1,643,239	131,935,659
Reckson Associates Realty Corp.(1)	982,685	43,758,963
Regency Centers Corp.	781,206	50,090,929
Simon Property Group Inc.	2,035,430	174,090,328
SL Green Realty Corp.	482,228	55,118,660
United Dominion Realty Trust Inc.	1,139,372	31,731,510
Ventas Inc.	896,326	32,025,728
Vornado Realty Trust	1,492,692	156,060,949
Weingarten Realty Investors	929,146	37,128,674

		2,259,788,750

TOTAL COMMON STOCKS
(Cost: $1,849,404,664)		2,259,788,750

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.19%

CERTIFICATES OF DEPOSIT(2)—0.00%
Credit Suisse First Boston NY
5.28%, 04/23/07	$2,614	2,614
Societe Generale
5.33%, 12/08/06	26,137	26,137
Washington Mutual Bank
5.28%, 08/07/06	13,068	13,068

Wells Fargo Bank N.A.
4.78%, 12/05/06	20,909	20,909

		62,728
COMMERCIAL PAPER(2)—0.02%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(3)	7,626	7,496
Amsterdam Funding Corp.
5.26%, 08/01/06(3)	26,137	26,137
ASAP Funding Ltd.
5.21%, 08/08/06(3)	12,546	12,533
Barton Capital Corp.
5.29%, 08/01/06(3)	24,984	24,984
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(3)	13,262	13,260
CC USA Inc.
5.03%, 10/24/06(3)	5,227	5,166
Edison Asset Securitization LLC
5.22%, 12/11/06(3)	19,282	18,912
Five Finance Inc.
5.19%, 12/01/06(3)	11,761	11,555
General Electric Capital Corp.
5.26%, 08/02/06	26,137	26,133
General Electric Capital Services Inc.
5.22%, 12/11/06	2,614	2,564
General Electric Co.
5.26%, 08/02/06	26,137	26,133
Giro Funding Corp.
5.32%, 08/09/06(3)	7,841	7,832
Govco Inc.
5.22%, 08/03/06(3)	26,137	26,129
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(3)	8,886	8,785
Landale Funding LLC
5.30%, 08/15/06(3)	28,750	28,691
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(3)	14,276	14,058
Lockhart Funding LLC
5.28%, 08/04/06(3)	6,796	6,793
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(3)	65,342	65,305
Park Sienna LLC
5.29%-5.31%, 08/08/06(3)	62,647	62,583
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(3)	41,437	41,438
Tulip Funding Corp.
5.30%, 08/01/06(3)	13,068	13,068
White Pine Finance LLC
5.12%, 10/27/06(3)	4,940	4,879

		454,434
MEDIUM-TERM NOTES(2)—0.00%
Bank of America N.A.
5.28%, 04/20/07	6,534	6,534
Cullinan Finance Corp.
5.71%, 06/28/07(3)	19,602	19,602
K2 USA LLC
5.39%, 06/04/07(3)	19,602	19,602
Marshall & Ilsley Bank
5.18%, 12/15/06	26,137	26,170
Sigma Finance Inc.

5.13%-5.51%, 03/30/07-06/18/07(3)	30,580	30,580
US Bank N.A.
2.85%, 11/15/06	5,227	5,199

		107,687
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(4)(5)	1,230,845	1,230,845

		1,230,845
REPURCHASE AGREEMENTS(2)—0.04%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $52,281 (collateralized by non-U.S. Government debt securities, value $53,933, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$52,273	52,273
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $104,561 (collateralized by non-U.S. Government debt securities, value $106,819, 5.00% to 5.50%, 2/1/34 to 7/1/34).	104,546	104,546
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $39,211 (collateralized by non-U.S. Government debt securities, value $43,199, 0.20% to 6.43%, 9/25/20 to 6/23/46).	39,205	39,205
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $117,633 (collateralized by non-U.S. Government debt securities, value $123,705, 4.92% to 5.93%, 10/25/33 to 10/25/35).	117,615	117,615
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $15,684 (collateralized by non-U.S. Government debt securities, value $17,702, 0.00% to 10.00%, 9/10/34 to 5/9/36).	15,682	15,682
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $52,281 (collateralized by non-U.S. Government debt securities, value $53,409, 3.00% to 8.57%, 10/15/06 to 2/15/38).	52,273	52,273
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $26,141 (collateralized by U.S. Government obligations, value $26,705, 4.81% to 5.82%, 1/1/33 to 7/1/36).	26,137	26,137
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $26,141 (collateralized by non-U.S. Government debt securities, value $27,490, 5.97% to 9.01%, 10/27/10 to 3/25/37).	26,137	26,137
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $22,219 (collateralized by non-U.S. Government debt securities, value $23,367, 0.00% to 10.00%, 8/1/06 to 7/31/36).	22,216	22,216
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $78,422 (collateralized by non-U.S. Government debt securities, value $81,949, 0.66% to 9.61%, 2/22/11 to 7/25/46).	78,410	78,410

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $32,676 (collateralized by non-U.S. Government debt securities, value $33,767, 0.00% to 10.13%, 10/15/06 to 10/1/25).	32,671	32,671
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $130,702 (collateralized by U.S. Government obligations, value $134,144, 4.48% to 6.50%, 6/1/20 to 7/1/36).	130,683	130,683
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $26,141 (collateralized by non-U.S. Government debt securities, value $28,045, 3.22% to 7.30%, 5/15/07 to 10/25/45).	26,137	26,137
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $9,149 (collateralized by non-U.S. Government debt securities, value $9,437, 0.00% to 10.00%, 8/1/06 to 7/31/36).	9,148	9,148
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $19,158 (collateralized by non-U.S. Government debt securities, value $19,374, 0.00% to 10.00%, 8/1/06 to 7/31/36).(6)	18,296	18,296
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $52,281 (collateralized by non-U.S. Government debt securities, value $54,904, 0.00% to 6.16%, 10/10/06 to 5/15/44).	52,273	52,273

		803,702
TIME DEPOSITS(2)—0.01%
Deutsche Bank AG
5.31%, 08/01/06	10,452	10,452
Rabobank Nederland NV
5.29%, 08/01/06	65,342	65,342
Societe Generale
5.29%, 08/01/06	39,205	39,205
Wells Fargo Bank N.A.
5.30%, 08/01/06	39,205	39,205

		154,204
VARIABLE & FLOATING RATE NOTES(2)—0.07%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(3)	66,910	66,919
American Express Bank
5.37%, 02/28/07	26,137	26,136
American Express Centurion Bank
5.46%, 07/19/07	28,750	28,782
American Express Credit Corp.
5.43%, 07/05/07	7,841	7,846
ASIF Global Financing
5.17%, 05/03/07(3)	2,614	2,615
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(3)	16,989	16,989
Bank of Ireland
5.35%, 08/14/07-08/20/07(3)	37,898	37,900
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(3)	66,648	66,652
BMW US Capital LLC
5.37%, 07/13/07(3)	26,137	26,137
BNP Paribas

5.14%, 05/18/07(3)	48,353	48,353
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(3)	19,080	19,080
CC USA Inc.
5.48%, 07/30/07(3)	13,068	13,070
Commodore CDO Ltd.
5.38%, 06/12/07(3)	6,534	6,534
Credit Agricole SA
5.48%, 07/23/07	26,137	26,137
Credit Suisse First Boston NY
5.51%, 04/24/07	13,068	13,069
Cullinan Finance Corp.
5.36%, 04/25/07(3)	6,534	6,534
DEPFA Bank PLC
5.37%, 06/15/07	26,137	26,137
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(3)	30,057	30,059
Eli Lilly Services Inc.
5.32%, 06/29/07(3)	26,137	26,137
Fifth Third Bancorp
5.38%, 06/22/07(3)	52,273	52,273
First Tennessee Bank N.A.
5.21%, 08/25/06	7,841	7,841
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(3)	26,137	26,135
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	27,443	27,451
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	39,205	39,212
HBOS Treasury Services PLC
5.53%, 07/24/07(3)	26,137	26,137
JP Morgan Chase & Co.
5.32%, 08/02/07	19,602	19,602
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(3)	19,602	19,602
Leafs LLC
5.38%, 01/22/07-02/20/07(3)	27,282	27,282
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(3)	32,671	32,662
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(3)	28,750	28,748
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(3)	11,517	11,517
Marshall & Ilsley Bank
5.35%, 07/13/07	14,375	14,375
Metropolitan Life Global Funding I
5.34%, 08/06/07(3)	39,205	39,205
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(3)(6)	2,614	2,614
Mortgage Interest Networking Trust
5.61%, 08/25/06(3)	3,293	3,294
Mound Financing PLC
5.32%, 05/08/07(3)	24,568	24,568
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(3)	26,137	26,135
National City Bank of Indiana
5.17%, 05/21/07	13,068	13,069
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(3)	86,251	86,273
Newcastle Ltd.
5.42%, 04/24/07(3)	9,213	9,211
Northern Rock PLC
5.39%, 08/03/07(3)	31,364	31,365

Principal Life Global Funding I
5.81%, 02/08/07	11,761	11,790
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(3)	19,602	19,602
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(3)	26,137	26,137
Strips III LLC
5.45%, 07/24/07(3)	6,534	6,534
SunTrust Bank
5.32%, 05/01/07	26,137	26,138
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(3)	63,773	63,767
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(3)	36,591	36,592
US Bank N.A.
5.33%, 09/29/06	11,761	11,761
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(3)	39,771	39,771
Wachovia Bank N.A.
5.36%, 05/22/07	52,273	52,273
Wells Fargo & Co.
5.38%, 08/15/07(3)	13,068	13,069
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(3)	19,602	19,602
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(3)	84,944	84,925
Wind Master Trust
5.39%, 08/25/06-09/25/06(3)	8,827	8,827

		1,484,445

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,298,045)		4,298,045

TOTAL INVESTMENTS IN SECURITIES —100.16%
(Cost: $1,853,702,709)		2,264,086,795
Other Assets, Less Liabilities —(0.16)%		(3,716,215)

NET ASSETS —100.00%		$2,260,370,580

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(4)	Affiliated issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.61%

AGRICULTURE—4.95%
Altria Group Inc.	3,271,650	$261,633,850
Universal Corp.(1)	1,356,771	47,921,152
UST Inc.	155,236	7,847,180

		317,402,182
AUTO MANUFACTURERS—1.79%
Ford Motor Co.	2,280	15,208
General Motors Corp.(2)	3,555,753	114,601,919

		114,617,127
BANKS—27.44%
AmSouth Bancorp	3,586,207	102,780,693
Associated Bancorp	2,092,577	65,623,215
Bank of America Corp.	3,976,164	204,891,731
Bank of Hawaii Corp.	346,015	17,141,583
BB&T Corp.	1,083,311	45,488,229
Citizens Banking Corp.	2,125,919	53,977,083
Colonial BancGroup Inc. (The)	8,939	227,051
Comerica Inc.	2,432,391	142,416,493
Compass Bancshares Inc.	159,288	9,388,435
Fifth Third Bancorp	891,676	34,008,523
First Horizon National Corp.	2,190,992	91,802,565
FirstMerit Corp.	3,286,584	72,041,921
FNB Corp. (Pennsylvania)	2,316,472	38,314,447
Huntington Bancshares Inc.	2,134,835	51,983,232
KeyCorp	3,432,552	126,661,169
National City Corp.	3,111,120	112,000,320
PNC Financial Services Group	2,505,019	177,455,546
Provident Bankshares Corp.	1,201,151	44,166,322
Regions Financial Corp.	2,247,005	81,543,811
Republic Bancorp Inc.	605,205	7,903,977
Sky Financial Group Inc.	1,953,063	47,908,635
SunTrust Banks Inc.	303,110	23,906,286
TCF Financial Corp.	261,777	7,044,419
TrustCo Bank Corp. NY	967,135	10,648,156
U.S. Bancorp	919,204	29,414,528
Wachovia Corp.	787,488	42,232,981
Wells Fargo & Co.	899,983	65,104,770
Whitney Holding Corp.	1,451,735	52,393,116

		1,758,469,237
BEVERAGES—0.30%
Coca-Cola Co. (The)	434,614	19,340,323

		19,340,323
CHEMICALS—5.86%
Dow Chemical Co. (The)	1,377,609	47,637,719
Eastman Chemical Co.	1,773,535	88,020,542
Lubrizol Corp.	1,360,773	58,200,261

Lyondell Chemical Co.	2,199,303	48,978,478
Olin Corp.	239,396	3,837,518
PPG Industries Inc.	1,492,748	91,863,712
RPM International Inc.	1,811,634	33,950,021
Sensient Technologies Corp.	147,675	2,944,639

		375,432,890
COMMERCIAL SERVICES—1.39%
Deluxe Corp.	2,268,735	38,568,495
Donnelley (R.R.) & Sons Co.	1,729,957	50,497,445

		89,065,940
DISTRIBUTION & WHOLESALE—1.34%
Genuine Parts Co.	2,058,009	85,695,495

		85,695,495
DIVERSIFIED FINANCIAL SERVICES—3.36%
Citigroup Inc.	1,832,405	88,523,486
IndyMac Bancorp Inc.	312,229	13,191,675
JP Morgan Chase & Co.	2,070,116	94,438,692
Waddell & Reed Financial Inc. Class A	892,875	19,437,889

		215,591,742
ELECTRIC—17.10%
Black Hills Corp.	1,038,846	37,221,852
Consolidated Edison Inc.	269,623	12,637,230
DTE Energy Co.	3,819,207	161,628,840
Duke Energy Corp.	389,715	11,816,159
Duquesne Light Holdings Inc.	2,820,507	54,915,271
Energy East Corp.	3,860,943	93,936,743
Entergy Corp.	470,141	36,247,871
Exelon Corp.	390,924	22,634,500
FirstEnergy Corp.	2,907,530	162,821,680
FPL Group Inc.	3,368,933	145,335,770
Great Plains Energy Inc.	421,668	12,367,522
MDU Resources Group Inc.	97,760	2,409,772
Northeast Utilities	296,387	6,639,069
OGE Energy Corp.	455,807	17,252,295
Pinnacle West Capital Corp.	3,658,665	157,359,182
PNM Resources Inc.	484,479	12,988,882
PPL Corp.	2,656,479	90,373,416
Progress Energy Inc.	226,833	9,878,577
SCANA Corp.	1,185,200	47,396,148
UniSource Energy Corp.	3,968	132,372

		1,095,993,151
ELECTRICAL COMPONENTS & EQUIPMENT—0.66%
Emerson Electric Co.	539,367	42,566,844

		42,566,844
ENVIRONMENTAL CONTROL—0.40%
Waste Management Inc.	737,140	25,342,873

		25,342,873
FOOD—1.30%
ConAgra Foods Inc.	604,610	12,999,115
General Mills Inc.	701,292	36,397,055
Sara Lee Corp.	2,009,864	33,966,702

		83,362,872
FOREST PRODUCTS & PAPER—0.57%
MeadWestvaco Corp.	1,392,529	36,372,857

		36,372,857

GAS—4.89%
AGL Resources Inc.	1,022,760	39,908,095
Atmos Energy Corp.	460,570	13,250,599
KeySpan Corp.	300,450	12,099,121
Nicor Inc.(1)	2,298,027	100,699,543
NiSource Inc.	4,052,160	92,186,640
ONEOK Inc.	833,559	31,016,730
Vectren Corp.	449,538	12,501,652
WGL Holdings Inc.	399,333	11,991,970

		313,654,350
HOME FURNISHINGS—1.29%
La-Z-Boy Inc.(2)	1,535,059	19,572,002
Whirlpool Corp.	815,107	62,918,109

		82,490,111
HOUSEHOLD PRODUCTS & WARES—1.49%
Avery Dennison Corp.	749,948	43,969,451
Kimberly-Clark Corp.	839,145	51,229,802

		95,199,253
INSURANCE—4.34%
Cincinnati Financial Corp.	49,192	2,319,895
Fidelity National Title Group Inc. Class A(2)	523,093	9,870,765
Gallagher (Arthur J.) & Co.	1,510,991	41,053,625
Lincoln National Corp.	2,024,125	114,727,405
Unitrin Inc.	2,747,017	109,880,680

		277,852,370
INTERNET—0.15%
United Online Inc.	862,632	9,411,315

		9,411,315
OFFICE & BUSINESS EQUIPMENT—0.65%
Pitney Bowes Inc.	1,002,681	41,430,779

		41,430,779
OIL & GAS—2.91%
Chevron Corp.	1,493,652	98,252,429
Marathon Oil Corp.	971,833	88,086,943

		186,339,372
PACKAGING & CONTAINERS—0.88%
Sonoco Products Co.	1,728,056	56,213,662

		56,213,662
PHARMACEUTICALS—5.65%
Abbott Laboratories	672,462	32,123,510
Bristol-Myers Squibb Co.	4,381,742	105,030,356
Lilly (Eli) & Co.	739,027	41,954,563
Merck & Co. Inc.	3,884,901	156,444,963
Pfizer Inc.	1,020,546	26,523,990

		362,077,382
PIPELINES—2.19%
Kinder Morgan Inc.	1,378,474	140,604,348

		140,604,348
RETAIL—0.10%
Pier 1 Imports Inc.	916,826	6,234,417

		6,234,417

SAVINGS & LOANS—4.63%
Astoria Financial Corp.	567,295	16,877,026
New York Community Bancorp Inc.	3,197,890	52,221,544
People’s Bank	2,426,395	87,083,317
Washington Federal Inc.	1,730,167	38,703,836
Washington Mutual Inc.	2,283,754	102,083,804

		296,969,527
TELECOMMUNICATIONS—3.98%
Alltel Corp.	247,081	13,631,459
AT&T Inc.	4,357,400	130,678,426
BellSouth Corp.	2,662,242	104,280,019
Verizon Communications Inc.	183,334	6,200,356

		254,790,260

TOTAL COMMON STOCKS
(Cost: $5,994,878,827)		6,382,520,679

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.00%

CERTIFICATES OF DEPOSIT(3)—0.02%
Credit Suisse First Boston NY
5.28%, 04/23/07	$47,902	47,902
Societe Generale
5.33%, 12/08/06	479,136	479,136
Washington Mutual Bank
5.28%, 08/07/06	239,568	239,568
Wells Fargo Bank N.A.
4.78%, 12/05/06	383,309	383,309

		1,149,915
COMMERCIAL PAPER(3)—0.13%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	139,802	137,534
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	479,136	479,136
ASAP Funding Ltd.
5.21%, 08/08/06(4)	229,985	229,752
Barton Capital Corp.
5.29%, 08/01/06(4)	458,001	458,001
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	243,118	243,083
CC USA Inc.
5.03%, 10/24/06(4)	95,827	94,702
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	353,468	346,703
Five Finance Inc.
5.19%, 12/01/06(4)	215,611	211,819
General Electric Capital Corp.
5.26%, 08/02/06	479,136	479,066
General Electric Capital Services Inc.
5.22%, 12/11/06	47,914	46,997
General Electric Co.
5.26%, 08/02/06	479,136	479,066
Giro Funding Corp.
5.32%, 08/09/06(4)	143,741	143,571
Govco Inc.
5.22%, 08/03/06(4)	479,136	478,997

Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	162,906	161,047
Landale Funding LLC
5.30%, 08/15/06(4)	527,049	525,963
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	261,714	257,718
Lockhart Funding LLC
5.28%, 08/04/06(4)	124,575	124,520
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	1,197,839	1,197,170
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	1,148,450	1,147,267
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	759,627	759,627
Tulip Funding Corp.
5.30%, 08/01/06(4)	239,568	239,568
White Pine Finance LLC
5.12%, 10/27/06(4)	90,557	89,436

		8,330,743
MEDIUM-TERM NOTES(3)—0.03%
Bank of America N.A.
5.28%, 04/20/07	119,784	119,784
Cullinan Finance Corp.
5.71%, 06/28/07(4)	359,352	359,352
K2 USA LLC
5.39%, 06/04/07(4)	359,352	359,352
Marshall & Ilsley Bank
5.18%, 12/15/06	479,136	479,750
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	560,589	560,589
US Bank N.A.
2.85%, 11/15/06	95,827	95,315

		1,974,142
MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.27%(1)(5)	7,964,054	7,964,054

		7,964,054
REPURCHASE AGREEMENTS(3)—0.23%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $958,415 (collateralized by non-U.S. Government debt securities, value $988,697, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$958,272	958,272
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $1,916,824 (collateralized by non-U.S. Government debt securities, value $1,958,196, 5.00% to 5.50%, 2/1/34 to 7/1/34).	1,916,543	1,916,543
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $718,811 (collateralized by non-U.S. Government debt securities, value $791,919, 0.20% to 6.43%, 9/25/20 to 6/23/46).	718,704	718,704

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $2,156,432 (collateralized by non-U.S. Government debt securities, value $2,267,764, 4.92% to 5.93%, 10/25/33 to 10/25/35).	2,156,111	2,156,111
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $287,525 (collateralized by non-U.S. Government debt securities, value $324,518, 0.00% to 10.00%, 9/10/34 to 5/9/36).	287,481	287,481
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $958,414 (collateralized by non-U.S. Government debt securities, value $979,098, 3.00% to 8.57%, 10/15/06 to 2/15/38).	958,272	958,272
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $479,206 (collateralized by U.S. Government obligations, value $489,549, 4.81% to 5.82%, 1/1/33 to 7/1/36).	479,136	479,136
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $479,207 (collateralized by non-U.S. Government debt securities, value $503,948, 5.97% to 9.01%, 10/27/10 to 3/25/37).	479,136	479,136
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $407,327 (collateralized by non-U.S. Government debt securities, value $428,355, 0.00% to 10.00%, 8/1/06 to 7/31/36).	407,265	407,265
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $1,437,622 (collateralized by non-U.S. Government debt securities, value $1,502,288, 0.66% to 9.61%, 2/22/11 to 7/25/46).	1,437,408	1,437,408
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $599,009 (collateralized by non-U.S. Government debt securities, value $619,024, 0.00% to 10.13%, 10/15/06 to 10/1/25).	598,920	598,920
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $2,396,030 (collateralized by U.S. Government obligations, value $2,459,130, 4.48% to 6.50%, 6/1/20 to 7/1/36).	2,395,679	2,395,679
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $479,207 (collateralized by non-U.S. Government debt securities, value $514,116, 3.22% to 7.30%, 5/15/07 to 10/25/45).	479,136	479,136
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $167,723 (collateralized by non-U.S. Government debt securities, value $173,007, 0.00% to 10.00%, 8/1/06 to 7/31/36).	167,698	167,698
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $351,206 (collateralized by non-U.S. Government debt securities, value $355,163, 0.00% to 10.00%, 8/1/06 to 7/31/36).(6)	335,395	335,395

Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $958,415 (collateralized by non-U.S. Government debt securities, value $1,006,499, 0.00% to 6.16%, 10/10/06 to 5/15/44).	958,272	958,272

		14,733,428
TIME DEPOSITS(3)—0.04%
Deutsche Bank AG
5.31%, 08/01/06	191,611	191,611
Rabobank Nederland NV
5.29%, 08/01/06	1,197,839	1,197,839
Societe Generale
5.29%, 08/01/06	718,704	718,704
Wells Fargo Bank N.A.
5.30%, 08/01/06	718,704	718,704

		2,826,858
VARIABLE & FLOATING RATE NOTES(3)—0.43%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	1,226,588	1,226,750
American Express Bank
5.37%, 02/28/07	479,136	479,134
American Express Centurion Bank
5.46%, 07/19/07	527,049	527,633
American Express Credit Corp.
5.43%, 07/05/07	143,741	143,829
ASIF Global Financing
5.17%, 05/03/07(4)	47,914	47,934
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	311,438	311,438
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	694,747	694,778
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	1,221,796	1,221,865
BMW US Capital LLC
5.37%, 07/13/07(4)	479,136	479,136
BNP Paribas
5.14%, 05/18/07(4)	886,401	886,401
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	349,769	349,770
CC USA Inc.
5.48%, 07/30/07(4)	239,568	239,602
Commodore CDO Ltd.
5.38%, 06/12/07(4)	119,784	119,784
Credit Agricole SA
5.48%, 07/23/07	479,136	479,136
Credit Suisse First Boston NY
5.51%, 04/24/07	239,568	239,580
Cullinan Finance Corp.
5.36%, 04/25/07(4)	119,784	119,784
DEPFA Bank PLC
5.37%, 06/15/07	479,136	479,136
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	551,006	551,046
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	479,136	479,136
Fifth Third Bancorp
5.38%, 06/22/07(4)	958,272	958,272
First Tennessee Bank N.A.
5.21%, 08/25/06	143,741	143,742

Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	479,136	479,096
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	503,093	503,222
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	718,704	718,827
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	479,136	479,136
JP Morgan Chase & Co.
5.32%, 08/02/07	359,352	359,352
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	359,352	359,335
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	500,128	500,129
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	598,920	598,755
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	527,049	527,008
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	211,120	211,120
Marshall & Ilsley Bank
5.35%, 07/13/07	263,525	263,525
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	718,704	718,704
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(6)	47,914	47,914
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	60,371	60,380
Mound Financing PLC
5.32%, 05/08/07(4)	450,388	450,388
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	479,136	479,111
National City Bank of Indiana
5.17%, 05/21/07	239,568	239,584
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	1,581,148	1,581,551
Newcastle Ltd.
5.42%, 04/24/07(4)	168,895	168,859
Northern Rock PLC
5.39%, 08/03/07(4)	574,963	574,978
Principal Life Global Funding I
5.81%, 02/08/07	215,611	216,139
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	359,352	359,335
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	479,136	479,136
Strips III LLC
5.45%, 07/24/07(4)	119,784	119,784
SunTrust Bank
5.32%, 05/01/07	479,136	479,158
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	1,169,091	1,168,976
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	670,790	670,790
US Bank N.A.
5.33%, 09/29/06	215,611	215,602
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	729,084	729,084
Wachovia Bank N.A.
5.36%, 05/22/07	958,272	958,272
Wells Fargo & Co.
5.38%, 08/15/07(4)	239,568	239,583
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	359,352	359,349

White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	1,557,191	1,556,865
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	161,823	161,823

		27,212,756

TOTAL SHORT-TERM INVESTMENTS
(Cost: $64,191,896)		64,191,896

TOTAL INVESTMENTS IN SECURITIES —100.61%
(Cost: $6,059,070,723)		6,446,712,575
Other Assets, Less Liabilities —(0.61)%		(39,074,677)

NET ASSETS —100.00%		$6,407,637,898

(1)	Affiliated issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—100.01%

AIRLINES—11.36%
Alaska Air Group Inc.(1)	258,565	$9,600,518
AMR Corp.(1)(2)	468,190	10,300,180
Continental Airlines Inc. Class B(1)(2)	466,499	12,287,584
JetBlue Airways Corp.(1)(2)	696,399	7,444,505
SkyWest Inc.	90,655	2,198,384
Southwest Airlines Co.	482,977	8,688,756

		50,519,927
TRANSPORTATION—84.37%
Alexander & Baldwin Inc.	400,607	16,064,341
Burlington Northern Santa Fe Corp.	398,120	27,434,449
C.H. Robinson Worldwide Inc.	482,618	22,094,252
Con-way Inc.	423,213	20,940,579
CSX Corp.	431,061	26,156,782
Expeditors International Washington Inc.	520,938	23,687,051
FedEx Corp.	486,616	50,953,561
Hunt (J.B.) Transport Services Inc.	498,795	10,260,213
Landstar System Inc.	480,120	20,496,323
Norfolk Southern Corp.	423,776	18,400,354
Overseas Shipholding Group Inc.	386,333	24,875,982
Ryder System Inc.	469,441	23,659,826
Union Pacific Corp.	470,181	39,965,385
United Parcel Service Inc. Class B	474,931	32,727,495
YRC Worldwide Inc.(1)	441,472	17,561,756

		375,278,349
TRUCKING & LEASING—4.28%
GATX Corp.	486,151	19,052,258

		19,052,258

TOTAL COMMON STOCKS
(Cost: $483,311,868)		444,850,534

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.53%

CERTIFICATES OF DEPOSIT (3)—0.05%
Credit Suisse First Boston NY
5.28%, 04/23/07	$9,526	9,526
Societe Generale
5.33%, 12/08/06	95,287	95,287
Washington Mutual Bank
5.28%, 08/07/06	47,643	47,643
Wells Fargo Bank N.A.
4.78%, 12/05/06	76,229	76,229

		228,685

COMMERCIAL PAPER(3)—0.37%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	27,803	27,351
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	95,287	95,287
ASAP Funding Ltd.
5.21%, 08/08/06(4)	45,738	45,691
Barton Capital Corp.
5.29%, 08/01/06(4)	91,084	91,084
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	48,349	48,342
CC USA Inc.
5.03%, 10/24/06(4)	19,057	18,834
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	70,295	68,950
Five Finance Inc.
5.19%, 12/01/06(4)	42,879	42,125
General Electric Capital Corp.
5.26%, 08/02/06	95,287	95,273
General Electric Capital Services Inc.
5.22%, 12/11/06	9,529	9,346
General Electric Co.
5.26%, 08/02/06	95,287	95,273
Giro Funding Corp.
5.32%, 08/09/06(4)	28,586	28,552
Govco Inc.
5.22%, 08/03/06(4)	95,287	95,259
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	32,398	32,028
Landale Funding LLC
5.30%, 08/15/06(4)	104,816	104,599
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	52,048	51,253
Lockhart Funding LLC
5.28%, 08/04/06(4)	24,775	24,764
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	238,217	238,084
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	228,395	228,159
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	151,069	151,069
Tulip Funding Corp.
5.30%, 08/01/06(4)	47,643	47,643
White Pine Finance LLC
5.12%, 10/27/06(4)	18,009	17,786

		1,656,752
MEDIUM-TERM NOTES(3)—0.09%
Bank of America N.A.
5.28%, 04/20/07	23,822	23,822
Cullinan Finance Corp.
5.71%, 06/28/07(4)	71,465	71,465
K2 USA LLC
5.39%, 06/04/07(4)	71,465	71,465
Marshall & Ilsley Bank
5.18%, 12/15/06	95,287	95,409
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	111,486	111,485
US Bank N.A.
2.85%, 11/15/06	19,057	18,956

		392,602

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	80,224	80,224

		80,224
REPURCHASE AGREEMENTS(3)—0.66%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $190,602 (collateralized by non-U.S. Government debt securities, value $196,624, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$190,574	190,574
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $381,203 (collateralized by non-U.S. Government debt securities, value $389,431, 5.00% to 5.50%, 2/1/34 to 7/1/34).	381,147	381,147
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $142,951 (collateralized by non-U.S. Government debt securities, value $157,491, 0.20% to 6.43%, 9/25/20 to 6/23/46).	142,930	142,930
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $428,855 (collateralized by non-U.S. Government debt securities, value $450,995, 4.92% to 5.93%, 10/25/33 to 10/25/35).	428,791	428,791
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $57,181 (collateralized by non-U.S. Government debt securities, value $64,538, 0.00% to 10.00%, 9/10/34 to 5/9/36).	57,172	57,172
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $190,602 (collateralized by non-U.S. Government debt securities, value $194,715, 3.00% to 8.57%, 10/15/06 to 2/15/38).	190,574	190,574
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $95,301 (collateralized by U.S. Government obligations, value $97,358, 4.81% to 5.82%, 1/1/33 to 7/1/36).	95,287	95,287
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $95,301 (collateralized by non-U.S. Government debt securities, value $100,221, 5.97% to 9.01%, 10/27/10 to 3/25/37).	95,287	95,287
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $81,006 (collateralized by non-U.S. Government debt securities, value $85,188, 0.00% to 10.00%, 8/1/06 to 7/31/36).	80,994	80,994
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $285,904 (collateralized by non-U.S. Government debt securities, value $298,763, 0.66% to 9.61%, 2/22/11 to 7/25/46).	285,861	285,861

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $119,127 (collateralized by non-U.S. Government debt securities, value $123,107, 0.00% to 10.13%, 10/15/06 to 10/1/25).	119,109	119,109
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $476,504 (collateralized by U.S. Government obligations, value $489,053, 4.48% to 6.50%, 6/1/20 to 7/1/36).	476,434	476,434
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $95,301 (collateralized by non-U.S. Government debt securities, value $102,243, 3.22% to 7.30%, 5/15/07 to 10/25/45).	95,287	95,287
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $33,355 (collateralized by non-U.S. Government debt securities, value $34,406, 0.00% to 10.00%, 8/1/06 to 7/31/36).	33,350	33,350
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $69,845 (collateralized by non-U.S. Government debt securities, value $70,632, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	66,701	66,701
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $190,602 (collateralized by non-U.S. Government debt securities, value $200,165, 0.00% to 6.16%, 10/10/06 to 5/15/44).	190,574	190,574

		2,930,072
TIME DEPOSITS(3)—0.12%
Deutsche Bank AG
5.31%, 08/01/06	38,106	38,106
Rabobank Nederland NV
5.29%, 08/01/06	238,217	238,217
Societe Generale
5.29%, 08/01/06	142,930	142,930
Wells Fargo Bank N.A.
5.30%, 08/01/06	142,930	142,930

		562,183
VARIABLE & FLOATING RATE NOTES(3)—1.22%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	243,934	243,967
American Express Bank
5.37%, 02/28/07	95,287	95,286
American Express Centurion Bank
5.46%, 07/19/07	104,816	104,931
American Express Credit Corp.
5.43%, 07/05/07	28,586	28,604
ASIF Global Financing
5.17%, 05/03/07(4)	9,529	9,533
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	61,936	61,936
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	138,166	138,172
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	242,981	242,994
BMW US Capital LLC
5.37%, 07/13/07(4)	95,287	95,287
BNP Paribas
5.14%, 05/18/07(4)	176,281	176,281

Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	69,559	69,560
CC USA Inc.
5.48%, 07/30/07(4)	47,643	47,650
Commodore CDO Ltd.
5.38%, 06/12/07(4)	23,822	23,822
Credit Agricole SA
5.48%, 07/23/07	95,287	95,287
Credit Suisse First Boston NY
5.51%, 04/24/07	47,643	47,646
Cullinan Finance Corp.
5.36%, 04/25/07(4)	23,822	23,822
DEPFA Bank PLC
5.37%, 06/15/07	95,287	95,287
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	109,580	109,588
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	95,287	95,287
Fifth Third Bancorp
5.38%, 06/22/07(4)	190,574	190,574
First Tennessee Bank N.A.
5.21%, 08/25/06	28,586	28,586
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	95,287	95,279
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	100,051	100,077
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	142,930	142,955
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	95,287	95,287
JP Morgan Chase & Co.
5.32%, 08/02/07	71,465	71,465
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	71,465	71,461
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	99,462	99,462
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	119,109	119,076
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	104,815	104,808
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	41,986	41,986
Marshall & Ilsley Bank
5.35%, 07/13/07	52,408	52,408
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	142,930	142,930
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	9,529	9,529
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	12,006	12,008
Mound Financing PLC
5.32%, 05/08/07(4)	89,570	89,570
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	95,287	95,282
National City Bank of Indiana
5.17%, 05/21/07	47,643	47,647
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	314,446	314,527
Newcastle Ltd.
5.42%, 04/24/07(4)	33,589	33,581
Northern Rock PLC
5.39%, 08/03/07(4)	114,344	114,347

Principal Life Global Funding I
5.81%, 02/08/07	42,879	42,984
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	71,465	71,462
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	95,287	95,287
Strips III LLC
5.45%, 07/24/07(4)	23,822	23,822
SunTrust Bank
5.32%, 05/01/07	95,287	95,291
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	232,500	232,476
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	133,402	133,402
US Bank N.A.
5.33%, 09/29/06	42,879	42,877
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	144,995	144,995
Wachovia Bank N.A.
5.36%, 05/22/07	190,574	190,574
Wells Fargo & Co.
5.38%, 08/15/07(4)	47,643	47,646
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	71,465	71,464
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	309,682	309,617
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	32,182	32,182

		5,411,864

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,262,382)		11,262,382

TOTAL INVESTMENTS IN SECURITIES —102.54%
(Cost: $494,574,250)		456,112,916
Other Assets, Less Liabilities —(2.54)%		(11,299,853)

NET ASSETS —100.00%		$444,813,063

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.92%

AEROSPACE & DEFENSE—84.69%
AAR Corp.(1)	46,147	$1,092,761
Alliant Techsystems Inc.(1)	22,717	1,820,540
Armor Holdings Inc.(1)	26,651	1,376,791
BE Aerospace Inc.(1)	67,333	1,666,492
Boeing Co. (The)	76,136	5,894,449
Curtiss-Wright Corp.	40,129	1,166,149
DRS Technologies Inc.	30,323	1,403,652
EDO Corp.	28,198	632,763
Esterline Technologies Corp.(1)	27,502	1,164,160
GenCorp Inc.(1)	56,419	829,923
General Dynamics Corp.	64,765	4,340,550
Goodrich Corp.	55,356	2,234,722
HEICO Corp. Class A	31,111	815,108
L-3 Communications Holdings Inc.	39,489	2,908,365
Lockheed Martin Corp.	62,711	4,996,812
Moog Inc. Class A(1)	35,955	1,247,279
Northrop Grumman Corp.	64,147	4,245,890
Orbital Sciences Corp.(1)	67,647	1,211,558
Raytheon Co.	91,146	4,107,950
Rockwell Collins Inc.	56,177	2,998,166
Sequa Corp. Class A(1)	10,106	819,192
Teledyne Technologies Inc.(1)	34,100	1,301,256
Triumph Group Inc.(1)	20,777	997,088
United Industrial Corp.	15,794	710,572
United Technologies Corp.	101,677	6,323,293

		56,305,481
DISTRIBUTION & WHOLESALE—1.93%
Aviall Inc.(1)	26,973	1,282,027

		1,282,027
ELECTRONICS—4.14%
Cubic Corp.	33,094	663,866
FLIR Systems Inc.(1)	57,900	1,390,179
Taser International Inc.(1)(2)	96,821	699,048

		2,753,093
MANUFACTURING—3.60%
Ceradyne Inc.(1)(2)	25,650	1,254,029
Hexcel Corp.(1)	79,187	1,137,917

		2,391,946
METAL FABRICATE & HARDWARE—4.40%
Precision Castparts Corp.	49,002	2,922,969

		2,922,969
SOFTWARE—1.16%
ManTech International Corp. Class A(1)	27,376	771,729

		771,729

TOTAL COMMON STOCKS
(Cost: $68,448,268)		66,427,245

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.16%

CERTIFICATES OF DEPOSIT(3)—0.04%
Credit Suisse First Boston NY
5.28%, 04/23/07	$1,187	1,187
Societe Generale
5.33%, 12/08/06	11,867	11,867
Washington Mutual Bank
5.28%, 08/07/06	5,933	5,933
Wells Fargo Bank N.A.
4.78%, 12/05/06	9,493	9,493

		28,480
COMMERCIAL PAPER(3)—0.31%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	3,462	3,400
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	11,867	11,867
ASAP Funding Ltd.
5.21%, 08/08/06(4)	5,696	5,690
Barton Capital Corp.
5.29%, 08/01/06(4)	11,343	11,343
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	6,021	6,020
CC USA Inc.
5.03%, 10/24/06(4)	2,373	2,346
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	8,754	8,587
Five Finance Inc.
5.19%, 12/01/06(4)	5,340	5,246
General Electric Capital Corp.
5.26%, 08/02/06	11,867	11,865
General Electric Capital Services Inc.
5.22%, 12/11/06	1,187	1,164
General Electric Co.
5.26%, 08/02/06	11,867	11,865
Giro Funding Corp.
5.32%, 08/09/06(4)	3,560	3,556
Govco Inc.
5.22%, 08/03/06(4)	11,867	11,863
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	4,035	3,989
Landale Funding LLC
5.30%, 08/15/06(4)	13,053	13,027
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	6,482	6,383
Lockhart Funding LLC
5.28%, 08/04/06(4)	3,085	3,084
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	29,667	29,650
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	28,444	28,415
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	18,814	18,814

Tulip Funding Corp.
5.30%, 08/01/06(4)	5,933	5,933
White Pine Finance LLC
5.12%, 10/27/06(4)	2,243	2,215

		206,322
MEDIUM-TERM NOTES(3)—0.07%
Bank of America N.A.
5.28%, 04/20/07	2,967	2,967
Cullinan Finance Corp.
5.71%, 06/28/07(4)	8,900	8,900
K2 USA LLC
5.39%, 06/04/07(4)	8,900	8,900
Marshall & Ilsley Bank
5.18%, 12/15/06	11,867	11,882
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	13,884	13,884
US Bank N.A.
2.85%, 11/15/06	2,373	2,361

		48,894
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	43,953	43,953

		43,953
REPURCHASE AGREEMENTS(3)—0.55%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $23,738 (collateralized by non-U.S. Government debt securities, value $24,487, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$23,734	23,734
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $47,474 (collateralized by non-U.S. Government debt securities, value $48,499, 5.00% to 5.50%, 2/1/34 to 7/1/34).	47,467	47,467
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $17,803 (collateralized by non-U.S. Government debt securities, value $19,614, 0.20% to 6.43%, 9/25/20 to 6/23/46).	17,800	17,800
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $53,409 (collateralized by non-U.S. Government debt securities, value $56,166, 4.92% to 5.93%, 10/25/33 to 10/25/35).	53,401	53,401
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $7,121 (collateralized by non-U.S. Government debt securities, value $8,037, 0.00% to 10.00%, 9/10/34 to 5/9/36).	7,120	7,120
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $23,738 (collateralized by non-U.S. Government debt securities, value $24,249, 3.00% to 8.57%, 10/15/06 to 2/15/38).	23,734	23,734

Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $11,869 (collateralized by U.S. Government obligations, value $12,125, 4.81% to 5.82%, 1/1/33 to 7/1/36).	11,867	11,867
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $11,869 (collateralized by non-U.S. Government debt securities, value $12,481, 5.97% to 9.01%, 10/27/10 to 3/25/37).	11,867	11,867
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $10,089 (collateralized by non-U.S. Government debt securities, value $10,609, 0.00% to 10.00%, 8/1/06 to 7/31/36).	10,087	10,087
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $35,606 (collateralized by non-U.S. Government debt securities, value $37,207, 0.66% to 9.61%, 2/22/11 to 7/25/46).	35,601	35,601
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $14,835 (collateralized by non-U.S. Government debt securities, value $15,331, 0.00% to 10.13%, 10/15/06 to 10/1/25).	14,833	14,833
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $59,343 (collateralized by U.S. Government obligations, value $60,906, 4.48% to 6.50%, 6/1/20 to 7/1/36).	59,334	59,334
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $11,869 (collateralized by non-U.S. Government debt securities, value $12,733, 3.22% to 7.30%, 5/15/07 to 10/25/45).	11,867	11,867
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $4,154 (collateralized by non-U.S. Government debt securities, value $4,285, 0.00% to 10.00%, 8/1/06 to 7/31/36).	4,153	4,153
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $8,699 (collateralized by non-U.S. Government debt securities, value $8,796, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	8,307	8,307
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $23,738 (collateralized by non-U.S. Government debt securities, value $24,928, 0.00% to 6.16%, 10/10/06 to 5/15/44).	23,734	23,734

		364,906
TIME DEPOSITS(3)—0.11%
Deutsche Bank AG
5.31%, 08/01/06	4,746	4,746
Rabobank Nederland NV
5.29%, 08/01/06	29,667	29,667
Societe Generale
5.29%, 08/01/06	17,800	17,800
Wells Fargo Bank N.A.
5.30%, 08/01/06	17,800	17,800

		70,013

VARIABLE & FLOATING RATE NOTES(3)—1.01%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	30,379	30,383
American Express Bank
5.37%, 02/28/07	11,867	11,866
American Express Centurion Bank
5.46%, 07/19/07	13,053	13,068
American Express Credit Corp.
5.43%, 07/05/07	3,560	3,562
ASIF Global Financing
5.17%, 05/03/07(4)	1,187	1,187
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	7,713	7,713
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	17,207	17,208
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	30,260	30,263
BMW US Capital LLC
5.37%, 07/13/07(4)	11,867	11,867
BNP Paribas
5.14%, 05/18/07(4)	21,954	21,954
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	8,663	8,663
CC USA Inc.
5.48%, 07/30/07(4)	5,933	5,934
Commodore CDO Ltd.
5.38%, 06/12/07(4)	2,967	2,967
Credit Agricole SA
5.48%, 07/23/07	11,867	11,867
Credit Suisse First Boston NY
5.51%, 04/24/07	5,933	5,934
Cullinan Finance Corp.
5.36%, 04/25/07(4)	2,967	2,967
DEPFA Bank PLC
5.37%, 06/15/07	11,867	11,867
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	13,647	13,648
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	11,867	11,867
Fifth Third Bancorp
5.38%, 06/22/07(4)	23,734	23,734
First Tennessee Bank N.A.
5.21%, 08/25/06	3,560	3,560
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	11,867	11,865
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	12,460	12,463
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	17,800	17,803
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	11,867	11,867
JP Morgan Chase & Co.
5.32%, 08/02/07	8,900	8,900
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	8,900	8,899
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	12,387	12,387
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	14,833	14,829
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	13,053	13,053
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	5,229	5,229
Marshall & Ilsley Bank
5.35%, 07/13/07	6,527	6,527

Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	17,800	17,800
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	1,187	1,187
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	1,495	1,495
Mound Financing PLC
5.32%, 05/08/07(4)	11,155	11,155
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	11,867	11,866
National City Bank of Indiana
5.17%, 05/21/07	5,933	5,934
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	39,160	39,171
Newcastle Ltd.
5.42%, 04/24/07(4)	4,183	4,182
Northern Rock PLC
5.39%, 08/03/07(4)	14,240	14,241
Principal Life Global Funding I
5.81%, 02/08/07	5,340	5,353
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	8,900	8,900
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	11,867	11,867
Strips III LLC
5.45%, 07/24/07(4)	2,967	2,967
SunTrust Bank
5.32%, 05/01/07	11,867	11,867
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	28,955	28,952
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	16,614	16,614
US Bank N.A.
5.33%, 09/29/06	5,340	5,340
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	18,057	18,057
Wachovia Bank N.A.
5.36%, 05/22/07	23,734	23,734
Wells Fargo & Co.
5.38%, 08/15/07(4)	5,933	5,934
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	8,900	8,900
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	38,567	38,560
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	4,008	4,008

		673,985

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,436,553)		1,436,553

TOTAL INVESTMENTS IN SECURITIES —102.08%
(Cost: $69,884,821)		67,863,798
Other Assets, Less Liabilities —(2.08)%		(1,379,963)

NET ASSETS —100.00%		$66,483,835

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.89%

AGRICULTURE—5.62%
Monsanto Co.	632,000	$27,169,680

		27,169,680
BIOTECHNOLOGY—0.14%
Cambrex Corp.	31,724	676,038

		676,038
CHEMICALS—43.78%
Air Products & Chemicals Inc.	242,595	15,509,098
Airgas Inc.	76,816	2,784,580
Albemarle Corp.	44,338	2,235,522
Ashland Inc.	83,228	5,535,494
Cabot Corp.	66,631	2,216,813
Celanese Corp. Class A	82,582	1,586,400
Chemtura Corp.	279,494	2,406,443
Cytec Industries Inc.	44,456	2,374,395
Dow Chemical Co. (The)	1,127,319	38,982,691
Du Pont (E.I.) de Nemours and Co.	1,074,586	42,618,081
Eastman Chemical Co.	95,345	4,731,972
Ecolab Inc.	213,162	9,180,887
Ferro Corp.	49,636	801,621
FMC Corp.	42,589	2,627,315
Fuller (H.B.) Co.	34,050	1,361,319
Georgia Gulf Corp.	40,581	1,033,192
Hercules Inc.(1)	118,510	1,647,289
Huntsman Corp.(1)	106,251	1,694,703
International Flavors & Fragrances Inc.	98,016	3,626,592
Lubrizol Corp.	80,053	3,423,867
Lyondell Chemical Co.	261,909	5,832,713
MacDermid Inc.	30,053	812,333
Minerals Technologies Inc.	23,619	1,195,594
Mosaic Co. (The)(1)(2)	149,640	2,347,852
Olin Corp.	83,672	1,341,262
OM Group Inc.(1)	33,927	1,191,516
PPG Industries Inc.	193,541	11,910,513
Praxair Inc.	379,669	20,821,048
Rohm & Haas Co.	167,698	7,734,232
RPM International Inc.	137,571	2,578,081
Schulman (A.) Inc.	36,260	793,369
Sensient Technologies Corp.	51,956	1,036,003
Sigma-Aldrich Corp.	67,442	4,687,219
Tronox Inc. Class B	25,980	341,637
Valspar Corp. (The)	110,749	2,727,748
Wellman Inc.	38,586	117,301

		211,846,695
COAL—7.67%
Alpha Natural Resources Inc.(1)	60,842	983,815
Arch Coal Inc.	167,431	6,352,332

CONSOL Energy Inc.	214,591	8,832,566
Foundation Coal Holdings Inc.	52,765	2,012,457
International Coal Group Inc.(1)	142,023	954,395
Massey Energy Co.	95,930	2,563,250
Peabody Energy Corp.	308,928	15,415,507

		37,114,322
ENERGY-ALTERNATE SOURCES—0.53%
Headwaters Inc.(1)(2)	49,736	1,150,891
KFx Inc.(1)	92,336	1,433,055

		2,583,946
ENVIRONMENTAL CONTROL—0.31%
Aleris International Inc.(1)	36,319	1,486,900

		1,486,900
FOREST PRODUCTS & PAPER—8.14%
Bowater Inc.	65,554	1,329,435
Caraustar Industries Inc.(1)	34,039	240,315
International Paper Co.	572,603	19,657,461
Neenah Paper Inc.	17,893	526,770
Pope & Talbot Inc.	18,817	96,531
Wausau Paper Corp.	56,807	695,318
Weyerhaeuser Co.	287,488	16,864,046

		39,409,876
HOUSEHOLD PRODUCTS & WARES—1.38%
Avery Dennison Corp.	114,187	6,694,784

		6,694,784
IRON & STEEL—10.06%
AK Steel Holding Corp.(1)	121,354	1,567,894
Allegheny Technologies Inc.	103,654	6,622,454
Carpenter Technology Corp.	26,169	2,575,030
Chaparral Steel Co.(1)	26,817	1,882,285
Cleveland-Cliffs Inc.	51,180	1,850,157
Nucor Corp.	330,283	17,561,147
Oregon Steel Mills Inc.(1)	41,924	1,938,566
Reliance Steel & Aluminum Co.	72,652	2,604,574
Ryerson Inc.(2)	27,199	735,733
Steel Dynamics Inc.	57,094	3,312,594
United States Steel Corp.	127,444	8,037,893

		48,688,327
MANUFACTURING—0.10%
Tredegar Corp.	30,190	477,606

		477,606
METAL FABRICATE & HARDWARE—1.01%
Commercial Metals Co.	140,217	3,181,524
Worthington Industries Inc.	84,523	1,725,960

		4,907,484
MINING—21.15%
Alcoa Inc.	1,018,605	30,507,220
Coeur d’Alene Mines Corp.(1)	322,311	1,540,647
Freeport-McMoRan Copper & Gold Inc.	219,942	12,000,035
Meridian Gold Inc.(1)	116,276	3,141,778
Newmont Mining Corp.	484,630	24,827,595
Phelps Dodge Corp.	237,155	20,713,118
RTI International Metals Inc.(1)	27,062	1,247,017
Southern Copper Corp.(2)	43,021	4,151,526
Stillwater Mining Co.(1)	52,608	613,409

Titanium Metals Corp.(1)	87,606	2,526,557
USEC Inc.	100,451	1,057,749

		102,326,651

TOTAL COMMON STOCKS
(Cost: $479,797,449)		483,382,309

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.46%

CERTIFICATES OF DEPOSIT(3)—0.03%
Credit Suisse First Boston NY
5.28%, 04/23/07	$5,785	5,785
Societe Generale
5.33%, 12/08/06	57,852	57,852
Washington Mutual Bank
5.28%, 08/07/06	28,926	28,926
Wells Fargo Bank N.A.
4.78%, 12/05/06	46,281	46,281

		138,844
COMMERCIAL PAPER(3)—0.21%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	16,880	16,604
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	57,852	57,852
ASAP Funding Ltd.
5.21%, 08/08/06(4)	27,769	27,741
Barton Capital Corp.
5.29%, 08/01/06(4)	55,300	55,300
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	29,354	29,350
CC USA Inc.
5.03%, 10/24/06(4)	11,570	11,435
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	42,678	41,861
Five Finance Inc.
5.19%, 12/01/06(4)	26,033	25,575
General Electric Capital Corp.
5.26%, 08/02/06	57,852	57,843
General Electric Capital Services Inc.
5.22%, 12/11/06	5,785	5,674
General Electric Co.
5.26%, 08/02/06	57,852	57,843
Giro Funding Corp.
5.32%, 08/09/06(4)	17,355	17,335
Govco Inc.
5.22%, 08/03/06(4)	57,852	57,835
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	19,670	19,445
Landale Funding LLC
5.30%, 08/15/06(4)	63,637	63,506
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	31,600	31,117
Lockhart Funding LLC
5.28%, 08/04/06(4)	15,041	15,035
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	144,629	144,548

Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	138,666	138,523
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	91,719	91,719
Tulip Funding Corp.
5.30%, 08/01/06(4)	28,926	28,926
White Pine Finance LLC
5.12%, 10/27/06(4)	10,934	10,799

		1,005,866
MEDIUM-TERM NOTES(3)—0.05%
Bank of America N.A.
5.28%, 04/20/07	14,463	14,463
Cullinan Finance Corp.
5.71%, 06/28/07(4)	43,389	43,389
K2 USA LLC
5.39%, 06/04/07(4)	43,389	43,389
Marshall & Ilsley Bank
5.18%, 12/15/06	57,852	57,926
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	67,686	67,686
US Bank N.A.
2.85%, 11/15/06	11,570	11,508

		238,361
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	265,815	265,815

		265,815
REPURCHASE AGREEMENTS(3)—0.37%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $115,720 (collateralized by non-U.S. Government debt securities, value $119,377, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$115,703	115,703
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $231,441 (collateralized by non-U.S. Government debt securities, value $236,436, 5.00% to 5.50%, 2/1/34 to 7/1/34).	231,407	231,407
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $86,790 (collateralized by non-U.S. Government debt securities, value $95,618, 0.20% to 6.43%, 9/25/20 to 6/23/46).	86,777	86,777
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $260,371 (collateralized by non-U.S. Government debt securities, value $273,814, 4.92% to 5.93%, 10/25/33 to 10/25/35).	260,332	260,332
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $34,716 (collateralized by non-U.S. Government debt securities, value $39,183, 0.00% to 10.00%, 9/10/34 to 5/9/36).	34,711	34,711

Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $115,720 (collateralized by non-U.S. Government debt securities, value $118,218, 3.00% to 8.57%, 10/15/06 to 2/15/38).	115,703	115,703
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $57,860 (collateralized by U.S. Government obligations, value $59,109, 4.81% to 5.82%, 1/1/33 to 7/1/36).	57,852	57,852
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $57,861 (collateralized by non-U.S. Government debt securities, value $60,847, 5.97% to 9.01%, 10/27/10 to 3/25/37).	57,852	57,852
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $49,181 (collateralized by non-U.S. Government debt securities, value $51,720, 0.00% to 10.00%, 8/1/06 to 7/31/36).	49,174	49,174
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $173,581 (collateralized by non-U.S. Government debt securities, value $181,389, 0.66% to 9.61%, 2/22/11 to 7/25/46).	173,555	173,555
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $72,326 (collateralized by non-U.S. Government debt securities, value $74,742, 0.00% to 10.13%, 10/15/06 to 10/1/25).	72,315	72,315
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $289,300 (collateralized by U.S. Government obligations, value $296,919, 4.48% to 6.50%, 6/1/20 to 7/1/36).	289,258	289,258
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $57,861 (collateralized by non-U.S. Government debt securities, value $62,075, 3.22% to 7.30%, 5/15/07 to 10/25/45).	57,852	57,852
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $20,251 (collateralized by non-U.S. Government debt securities, value $20,889, 0.00% to 10.00%, 8/1/06 to 7/31/36).	20,248	20,248
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $42,405 (collateralized by non-U.S. Government debt securities, value $42,883, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	40,496	40,496
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $115,720 (collateralized by non-U.S. Government debt securities, value $121,526, 0.00% to 6.16%, 10/10/06 to 5/15/44).	115,703	115,703

		1,778,938
TIME DEPOSITS(3)—0.07%
Deutsche Bank AG
5.31%, 08/01/06	23,135	23,135
Rabobank Nederland NV
5.29%, 08/01/06	144,629	144,629
Societe Generale
5.29%, 08/01/06	86,777	86,777
Wells Fargo Bank N.A.
5.30%, 08/01/06	86,777	86,777

		341,318

VARIABLE & FLOATING RATE NOTES(3)—0.68%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	148,100	148,119
American Express Bank
5.37%, 02/28/07	57,852	57,852
American Express Centurion Bank
5.46%, 07/19/07	63,637	63,707
American Express Credit Corp.
5.43%, 07/05/07	17,355	17,366
ASIF Global Financing
5.17%, 05/03/07(4)	5,785	5,788
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	37,604	37,604
Bank of Ireland
5.35%, 08/14/07 - 08/20/07(4)	83,885	83,888
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	147,522	147,531
BMW US Capital LLC
5.37%, 07/13/07(4)	57,852	57,852
BNP Paribas
5.14%, 05/18/07(4)	107,026	107,026
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	42,232	42,231
CC USA Inc.
5.48%, 07/30/07(4)	28,926	28,930
Commodore CDO Ltd.
5.38%, 06/12/07(4)	14,463	14,463
Credit Agricole SA
5.48%, 07/23/07	57,852	57,852
Credit Suisse First Boston NY
5.51%, 04/24/07	28,926	28,927
Cullinan Finance Corp.
5.36%, 04/25/07(4)	14,463	14,463
DEPFA Bank PLC
5.37%, 06/15/07	57,852	57,852
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	66,529	66,534
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	57,852	57,852
Fifth Third Bancorp
5.38%, 06/22/07(4)	115,703	115,703
First Tennessee Bank N.A.
5.21%, 08/25/06	17,355	17,356
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	57,852	57,847
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	60,744	60,760
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	86,777	86,793
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	57,852	57,852
JP Morgan Chase & Co.
5.32%, 08/02/07	43,389	43,389
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	43,389	43,387
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	60,386	60,386
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	72,315	72,295

Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	63,637	63,632
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	25,491	25,491
Marshall & Ilsley Bank
5.35%, 07/13/07	31,818	31,818
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	86,777	86,777
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	5,785	5,785
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	7,289	7,290
Mound Financing PLC
5.32%, 05/08/07(4)	54,381	54,381
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	57,852	57,849
National City Bank of Indiana
5.17%, 05/21/07	28,926	28,928
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	190,910	190,960
Newcastle Ltd.
5.42%, 04/24/07(4)	20,393	20,388
Northern Rock PLC
5.39%, 08/03/07(4)	69,422	69,424
Principal Life Global Funding I
5.81%, 02/08/07	26,033	26,097
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	43,389	43,386
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	57,852	57,852
Strips III LLC
5.45%, 07/24/07(4)	14,463	14,463
SunTrust Bank
5.32%, 05/01/07	57,852	57,854
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	141,158	141,143
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06 (4)	80,992	80,993
US Bank N.A.
5.33%, 09/29/06	26,033	26,032
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	88,031	88,031
Wachovia Bank N.A.
5.36%, 05/22/07	115,703	115,703
Wells Fargo & Co.
5.38%, 08/15/07(4)	28,926	28,928
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	43,389	43,388
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	188,018	187,978
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	19,539	19,538

		3,285,714

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,054,856)		7,054,856

TOTAL INVESTMENTS IN SECURITIES —101.35%
(Cost: $486,852,305)		490,437,165
Other Assets, Less Liabilities —(1.35)%		(6,525,617)

NET ASSETS —100.00%		$483,911,548

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.82%

DIVERSIFIED FINANCIAL SERVICES—99.82%
Ameriprise Financial Inc.	41,984	$1,872,486
Bear Stearns Companies Inc. (The)	16,334	2,317,305
CBOT Holdings Inc. Class A(1)	10,893	1,364,893
Chicago Mercantile Exchange Holdings Inc.	4,603	2,122,904
E*TRADE Financial Corp.(1)	87,217	2,033,028
Edwards (A.G.) Inc.	27,483	1,482,983
GFI Group Inc.(1)	16,438	942,884
Goldman Sachs Group Inc. (The)	21,458	3,277,709
IntercontinentalExchange Inc.(1)	39,458	2,351,697
International Securities Exchange Inc.	26,475	1,077,268
Investment Technology Group Inc.(1)	23,920	1,204,611
Jefferies Group Inc.	46,774	1,215,189
Knight Capital Group Inc. Class A(1)	68,662	1,135,669
LaBranche & Co. Inc.(1)(2)	66,689	658,887
Legg Mason Inc.	20,005	1,669,817
Lehman Brothers Holdings Inc.	42,532	2,762,453
Merrill Lynch & Co. Inc.	48,053	3,499,219
Morgan Stanley	54,671	3,635,621
Nasdaq Stock Market Inc. (The)(1)	45,958	1,265,224
NYSE Group Inc.(1)(2)	23,366	1,453,132
optionsXpress Holdings Inc.	32,283	845,169
Penson Worldwide Inc.(1)	26,707	455,354
Piper Jaffray Companies Inc.(1)	16,195	829,022
Raymond James Financial Inc.	43,212	1,255,741
Schwab (Charles) Corp. (The)	139,800	2,220,024
TD Ameritrade Holding Corp.	98,957	1,620,916
TradeStation Group Inc.(1)	53,351	779,992

		45,349,197

TOTAL COMMON STOCKS
(Cost: $47,230,138)		45,349,197

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—3.99%

CERTIFICATES OF DEPOSIT(3)—0.08%
Credit Suisse First Boston NY
5.28%, 04/23/07	$1,529	1,529
Societe Generale
5.33%, 12/08/06	15,279	15,279
Washington Mutual Bank
5.28%, 08/07/06	7,639	7,639
Wells Fargo Bank N.A.
4.78%, 12/05/06	12,223	12,223

		36,670

COMMERCIAL PAPER(3)—0.59%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	4,458	4,386
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	15,279	15,279
ASAP Funding Ltd.
5.21%, 08/08/06(4)	7,334	7,326
Barton Capital Corp.
5.29%, 08/01/06(4)	14,605	14,605
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	7,753	7,752
CC USA Inc.
5.03%, 10/24/06(4)	3,056	3,020
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	11,272	11,056
Five Finance Inc.
5.19%, 12/01/06(4)	6,876	6,755
General Electric Capital Corp.
5.26%, 08/02/06	15,279	15,277
General Electric Capital Services Inc.
5.22%, 12/11/06	1,528	1,499
General Electric Co.
5.26%, 08/02/06	15,279	15,277
Giro Funding Corp.
5.32%, 08/09/06(4)	4,584	4,578
Govco Inc.
5.22%, 08/03/06(4)	15,279	15,274
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	5,195	5,135
Landale Funding LLC
5.30%, 08/15/06(4)	16,807	16,772
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	8,346	8,218
Lockhart Funding LLC
5.28%, 08/04/06(4)	3,973	3,971
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	38,197	38,176
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	36,622	36,585
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	24,223	24,223
Tulip Funding Corp.
5.30%, 08/01/06(4)	7,639	7,639
White Pine Finance LLC
5.12%, 10/27/06(4)	2,888	2,852

		265,655
MEDIUM-TERM NOTES(3)—0.14%
Bank of America N.A.
5.28%, 04/20/07	3,820	3,820
Cullinan Finance Corp.
5.71%, 06/28/07(4)	11,459	11,459
K2 USA LLC
5.39%, 06/04/07(4)	11,459	11,459
Marshall & Ilsley Bank
5.18%, 12/15/06	15,279	15,299
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	17,876	17,877
US Bank N.A.
2.85%, 11/15/06	3,056	3,039

		62,953

MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	19,748	19,748

		19,748
REPURCHASE AGREEMENTS(3)—1.03%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $30,563 (collateralized by non-U.S. Government debt securities, value $31,528, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$30,558	30,558
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $61,125 (collateralized by non-U.S. Government debt securities, value $62,444, 5.00% to 5.50%, 2/1/34 to 7/1/34).	61,116	61,116
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $22,921 (collateralized by non-U.S. Government debt securities, value $25,253, 0.20% to 6.43%, 9/25/20 to 6/23/46).	22,918	22,918
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $68,765 (collateralized by non-U.S. Government debt securities, value $72,316, 4.92% to 5.93%, 10/25/33 to 10/25/35).	68,755	68,755
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $9,168 (collateralized by non-U.S. Government debt securities, value $10,348, 0.00% to 10.00%, 9/10/34 to 5/9/36).	9,167	9,167
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $30,563 (collateralized by non-U.S. Government debt securities, value $31,222, 3.00% to 8.57%, 10/15/06 to 2/15/38).	30,558	30,558
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $15,281 (collateralized by U.S. Government obligations, value $15,611, 4.81% to 5.82%, 1/1/33 to 7/1/36).	15,279	15,279
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $15,281 (collateralized by non-U.S. Government debt securities, value $16,070, 5.97% to 9.01%, 10/27/10 to 3/25/37).	15,279	15,279
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $12,989 (collateralized by non-U.S. Government debt securities, value $13,660, 0.00% to 10.00%, 8/1/06 to 7/31/36).	12,987	12,987
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $45,844 (collateralized by non-U.S. Government debt securities, value $47,906, 0.66% to 9.61%, 2/22/11 to 7/25/46).	45,837	45,837

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $19,102 (collateralized by non-U.S. Government debt securities, value $19,740, 0.00% to 10.13%, 10/15/06 to 10/1/25).	19,099	19,099
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $76,406 (collateralized by U.S. Government obligations, value $78,418, 4.48% to 6.50%, 6/1/20 to 7/1/36).	76,395	76,395
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $15,281 (collateralized by non-U.S. Government debt securities, value $16,394, 3.22% to 7.30%, 5/15/07 to 10/25/45).	15,279	15,279
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $5,349 (collateralized by non-U.S. Government debt securities, value $5,517, 0.00% to 10.00%, 8/1/06 to 7/31/36).	5,348	5,348
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $11,199 (collateralized by non-U.S. Government debt securities, value $11,326, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	10,695	10,695
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $30,563 (collateralized by non-U.S. Government debt securities, value $32,096, 0.00% to 6.16%, 10/10/06 to 5/15/44).	30,558	30,558

		469,828

TIME DEPOSITS(3)—0.20%
Deutsche Bank AG
5.31%, 08/01/06	6,110	6,110
Rabobank Nederland NV
5.29%, 08/01/06	38,197	38,197
Societe Generale
5.29%, 08/01/06	22,918	22,918
Wells Fargo Bank N.A.
5.30%, 08/01/06	22,918	22,918

		90,143

VARIABLE & FLOATING RATE NOTES(3)—1.91%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	39,114	39,119
American Express Bank
5.37%, 02/28/07	15,279	15,278
American Express Centurion Bank
5.46%, 07/19/07	16,807	16,825
American Express Credit Corp.
5.43%, 07/05/07	4,584	4,586
ASIF Global Financing
5.17%, 05/03/07(4)	1,528	1,529
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	9,931	9,931
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	22,154	22,155
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	38,961	38,963
BMW US Capital LLC
5.37%, 07/13/07(4)	15,279	15,279
BNP Paribas
5.14%, 05/18/07(4)	28,266	28,266

Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	11,154	11,153
CC USA Inc.
5.48%, 07/30/07(4)	7,639	7,641
Commodore CDO Ltd.
5.38%, 06/12/07(4)	3,820	3,820
Credit Agricole SA
5.48%, 07/23/07	15,279	15,279
Credit Suisse First Boston NY
5.51%, 04/24/07	7,639	7,640
Cullinan Finance Corp.
5.36%, 04/25/07(4)	3,820	3,820
DEPFA Bank PLC
5.37%, 06/15/07	15,279	15,279
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	17,571	17,573
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	15,279	15,279
Fifth Third Bancorp
5.38%, 06/22/07(4)	30,558	30,558
First Tennessee Bank N.A.
5.21%, 08/25/06	4,584	4,584
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	15,279	15,277
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	16,043	16,047
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	22,918	22,922
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	15,279	15,279
JP Morgan Chase & Co.
5.32%, 08/02/07	11,459	11,459
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	11,459	11,459
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	15,948	15,949
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	19,099	19,093
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	16,807	16,806
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	6,732	6,732
Marshall & Ilsley Bank
5.35%, 07/13/07	8,403	8,403
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	22,918	22,918
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	1,528	1,528
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	1,925	1,925
Mound Financing PLC
5.32%, 05/08/07(4)	14,362	14,362
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	15,279	15,278
National City Bank of Indiana
5.17%, 05/21/07	7,639	7,640
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	50,420	50,433
Newcastle Ltd.
5.42%, 04/24/07(4)	5,386	5,385
Northern Rock PLC
5.39%, 08/03/07(4)	18,335	18,335

Principal Life Global Funding I
5.81%, 02/08/07	6,876	6,892
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	11,459	11,459
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	15,279	15,279
Strips III LLC
5.45%, 07/24/07(4)	3,820	3,820
SunTrust Bank
5.32%, 05/01/07	15,279	15,280
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	37,281	37,277
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	21,391	21,391
US Bank N.A.
5.33%, 09/29/06	6,876	6,875
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	23,249	23,250
Wachovia Bank N.A.
5.36%, 05/22/07	30,558	30,558
Wells Fargo & Co.
5.38%, 08/15/07(4)	7,639	7,640
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	11,459	11,459
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	49,657	49,647
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	5,160	5,160

		867,774

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,812,771)		1,812,771

TOTAL INVESTMENTS IN SECURITIES —103.81%
(Cost: $49,042,909)		47,161,968
Other Assets, Less Liabilities —(3.81)%		(1,732,402)

NET ASSETS —100.00%		$45,429,566

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.84%

AGRICULTURE—18.65%
Altria Group Inc.	539,271	$43,125,502
Archer-Daniels-Midland Co.	155,850	6,857,400
Bunge Ltd.(1)	31,100	1,697,438
Loews Corp.-Carolina Group	24,172	1,386,989
Reynolds American Inc.	22,230	2,818,319
Universal Corp.	6,702	236,715
UST Inc.	42,234	2,134,929

		58,257,292
APPAREL—4.24%
Carter’s Inc.(2)	13,194	287,761
Coach Inc.(2)	99,547	2,857,994
Jones Apparel Group Inc.	29,460	872,016
Kellwood Co.	6,500	171,925
Liz Claiborne Inc.	27,262	963,712
Nike Inc. Class B	47,471	3,750,209
Phillips-Van Heusen Corp.	14,330	509,145
Polo Ralph Lauren Corp.	15,764	899,179
Quiksilver Inc.(2)	31,421	406,902
Russell Corp.	8,543	153,859
Stride Rite Corp.	9,363	118,536
Timberland Co. Class A(2)	12,853	330,965
VF Corp.	22,761	1,543,651
Wolverine World Wide Inc.	14,737	374,909

		13,240,763
AUTO MANUFACTURERS—2.13%
Ford Motor Co.	465,084	3,102,110
General Motors Corp.(1)	109,817	3,539,402

		6,641,512
AUTO PARTS & EQUIPMENT—2.17%
American Axle & Manufacturing Holdings Inc.	11,338	185,716
ArvinMeritor Inc.	17,609	289,844
BorgWarner Inc.	14,862	891,720
Cooper Tire & Rubber Co.(1)	16,399	163,826
Goodyear Tire & Rubber Co. (The)(2)	40,882	449,702
Johnson Controls Inc.	50,489	3,875,536
Lear Corp.	17,570	396,555
Modine Manufacturing Co.	8,460	199,402
Superior Industries International Inc.(1)	5,610	102,158
Visteon Corp.(2)	33,153	236,712

		6,791,171
BEVERAGES—22.21%
Anheuser-Busch Companies Inc.	190,865	9,190,150
Brown-Forman Corp. Class B	11,823	868,399
Coca-Cola Co. (The)	569,636	25,348,802
Coca-Cola Enterprises Inc.	72,099	1,547,245

Constellation Brands Inc.(2)	51,965	1,271,064
Hansen Natural Corp.(2)	18,420	847,136
Molson Coors Brewing Co. Class B	19,051	1,361,194
Pepsi Bottling Group Inc.	34,539	1,148,422
PepsiAmericas Inc.	17,193	388,562
PepsiCo Inc.	432,505	27,412,167

		69,383,141
BIOTECHNOLOGY—0.07%
Martek Biosciences Corp.(1)(2)	8,226	229,752

		229,752
COMMERCIAL SERVICES—0.15%
Weight Watchers International Inc.	12,099	484,081

		484,081
COSMETICS & PERSONAL CARE—19.79%
Alberto-Culver Co.	21,595	1,052,540
Avon Products Inc.	117,316	3,400,991
Colgate-Palmolive Co.	134,867	8,000,310
Estee Lauder Companies Inc. (The) Class A	32,979	1,230,776
Procter & Gamble Co.	856,482	48,134,288

		61,818,905
DISTRIBUTION & WHOLESALE—0.77%
Genuine Parts Co.	44,892	1,869,303
Pool Corp.	13,734	534,665

		2,403,968
ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
Energizer Holdings Inc.(2)	16,107	1,024,888

		1,024,888
ELECTRONICS—0.63%
Garmin Ltd.	15,054	1,429,979
Gentex Corp.	39,908	532,373

		1,962,352
FOOD—10.96%
Campbell Soup Co.	66,460	2,437,753
Chiquita Brands International Inc.	10,695	143,741
ConAgra Foods Inc.	135,164	2,906,026
Corn Products International Inc.	19,259	640,554
Dean Foods Co.(2)	34,942	1,311,373
Del Monte Foods Co.	51,717	541,994
Flowers Foods Inc.	14,674	417,916
General Mills Inc.	92,387	4,794,885
Hain Celestial Group Inc.(2)	9,900	213,840
Heinz (H.J.) Co.	83,243	3,493,709
Hershey Co. (The)	43,119	2,370,251
Hormel Foods Corp.	19,262	726,755
Kellogg Co.	64,355	3,099,980
Kraft Foods Inc.	55,743	1,806,073
McCormick & Co. Inc. NVS	28,598	1,002,646
Ralcorp Holdings Inc.(2)	7,651	318,894
Sara Lee Corp.	198,010	3,346,369
Smithfield Foods Inc.(2)	24,401	694,208
Smucker (J.M.) Co. (The)	15,133	675,386
Tootsie Roll Industries Inc.	6,036	163,877
TreeHouse Foods Inc.(2)	8,049	192,854
Tyson Foods Inc. Class A	61,409	868,937
Wrigley (William Jr.) Co.	45,072	2,067,002

		34,235,023

HAND & MACHINE TOOLS—0.95%
Black & Decker Corp.	19,805	1,396,451
Snap-On Inc.	14,355	603,054
Stanley Works (The)	21,296	966,200

		2,965,705
HEALTH CARE-PRODUCTS—0.03%
Oakley Inc.	6,693	108,427

		108,427
HOME BUILDERS—3.79%
Beazer Homes USA Inc.	10,181	424,446
Centex Corp.	31,386	1,484,872
Champion Enterprises Inc.(2)	20,045	132,898
Fleetwood Enterprises Inc.(2)	16,745	119,224
Horton (D.R.) Inc.	71,001	1,521,551
Hovnanian Enterprises Inc. Class A(2)	9,005	246,647
KB Home	21,006	893,175
Lennar Corp. Class A	32,834	1,468,665
Lennar Corp. Class B	2,890	120,397
M.D.C. Holdings Inc.	9,006	392,932
Meritage Homes Corp.(2)	5,798	224,789
Monaco Coach Corp.	7,096	75,572
NVR Inc.(2)	1,362	674,190
Pulte Homes Inc.	55,579	1,584,002
Ryland Group Inc.	12,099	494,244
Standard-Pacific Corp.	17,382	388,140
Thor Industries Inc.	10,180	436,111
Toll Brothers Inc.(2)	30,498	779,834
WCI Communities Inc.(2)	9,406	147,768
Winnebago Industries Inc.(1)	8,098	234,113

		11,843,570
HOME FURNISHINGS—1.14%
Ethan Allen Interiors Inc.(1)	8,164	304,681
Furniture Brands International Inc.(1)	12,334	247,420
Harman International Industries Inc.	15,929	1,277,506
La-Z-Boy Inc.(1)	13,425	171,169
Whirlpool Corp.	20,310	1,567,729

		3,568,505
HOUSEHOLD PRODUCTS & WARES—3.98%
ACCO Brands Corp.(2)	11,416	224,096
Blyth Inc.	7,713	134,746
Church & Dwight Co. Inc.	16,799	613,164
Clorox Co. (The)	39,182	2,348,569
Fossil Inc.(2)	12,732	231,213
Jarden Corp.(2)	13,462	390,263
Kimberly-Clark Corp.	120,032	7,327,954
Scotts Miracle-Gro Co. (The) Class A	11,794	462,679
Spectrum Brands Inc.(1)(2)	10,005	67,734
Tupperware Brands Corp.	13,940	240,604
WD-40 Co.	4,123	134,451
Yankee Candle Co. Inc. (The)	10,489	254,988

		12,430,461
HOUSEWARES—0.61%
Newell Rubbermaid Inc.	71,733	1,890,882

		1,890,882
INTERNET—0.13%
NutriSystem Inc.(1)(2)	7,412	392,243

		392,243

LEISURE TIME—1.75%
Brunswick Corp.	24,712	730,734
Callaway Golf Co.	17,823	225,461
Harley-Davidson Inc.	69,958	3,987,606
Nautilus Inc.(1)	8,553	107,426
Polaris Industries Inc.	10,732	410,177

		5,461,404
MACHINERY—0.11%
Briggs & Stratton Corp.	13,511	345,882

		345,882
MANUFACTURING—0.96%
Eastman Kodak Co.(1)	74,628	1,660,473
Lancaster Colony Corp.	6,737	258,162
Leggett & Platt Inc.	47,723	1,089,039

		3,007,674
OFFICE FURNISHINGS—0.43%
Herman Miller Inc.	17,420	494,902
HNI Corp.	11,163	453,329
Interface Inc. Class A(2)	12,156	149,154
Steelcase Inc. Class A	16,327	239,844

		1,337,229
PHARMACEUTICALS—0.27%
Herbalife Ltd.(2)	10,188	363,915
NBTY Inc.(2)	15,817	467,076

		830,991
RETAIL—0.17%
Kenneth Cole Productions Inc. Class A	3,034	73,089
Nu Skin Enterprises Inc. Class A	13,529	193,465
Select Comfort Corp.(2)	13,918	280,448

		547,002
SOFTWARE—1.65%
Activision Inc.(2)	71,434	853,636
Electronic Arts Inc.(2)	79,021	3,722,679
Take-Two Interactive Software Inc.(1)(2)	18,386	196,914
THQ Inc.(2)	16,661	378,038

		5,151,267
TEXTILES—0.80%
Cintas Corp.	37,671	1,329,786
G&K Services Inc. Class A	5,579	188,180
Mohawk Industries Inc.(2)	14,255	983,880

		2,501,846
TOYS, GAMES & HOBBIES—0.97%
Hasbro Inc.	41,973	784,895
JAKKS Pacific Inc.(2)	7,054	116,321
Marvel Entertainment Inc.(2)	16,608	293,629
Mattel Inc.	101,448	1,830,122

		3,024,967

TOTAL COMMON STOCKS
(Cost: $318,572,191)		311,880,903

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.71%

CERTIFICATES OF DEPOSIT(3)—0.03%
Credit Suisse First Boston NY
5.28%, 04/23/07	$4,378	4,378
Societe Generale
5.33%, 12/08/06	43,781	43,781
Washington Mutual Bank
5.28%, 08/07/06	21,890	21,890
Wells Fargo Bank N.A.
4.78%, 12/05/06	35,025	35,025

		105,074
COMMERCIAL PAPER(3)—0.25%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	12,774	12,560
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	43,781	43,781
ASAP Funding Ltd.
5.21%, 08/08/06(4)	21,015	20,993
Barton Capital Corp.
5.29%, 08/01/06(4)	41,850	41,850
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	22,215	22,212
CC USA Inc.
5.03%, 10/24/06(4)	8,756	8,653
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	32,298	31,680
Five Finance Inc.
5.19%, 12/01/06(4)	19,701	19,355
General Electric Capital Corp.
5.26%, 08/02/06	43,781	43,774
General Electric Capital Services Inc.
5.22%, 12/11/06	4,378	4,294
General Electric Co.
5.26%, 08/02/06	43,781	43,774
Giro Funding Corp.
5.32%, 08/09/06(4)	13,134	13,119
Govco Inc.
5.22%, 08/03/06(4)	43,781	43,768
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	14,885	14,715
Landale Funding LLC
5.30%, 08/15/06(4)	48,159	48,060
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	23,914	23,549
Lockhart Funding LLC
5.28%, 08/04/06(4)	11,383	11,378
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	109,452	109,391
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	104,939	104,831
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	69,410	69,411
Tulip Funding Corp.
5.30%, 08/01/06(4)	21,890	21,890
White Pine Finance LLC
5.12%, 10/27/06(4)	8,275	8,172

		761,210

MEDIUM-TERM NOTES(3)—0.06%
Bank of America N.A.
5.28%, 04/20/07	10,945	10,945
Cullinan Finance Corp.
5.71%, 06/28/07(4)	32,836	32,836
K2 USA LLC
5.39%, 06/04/07(4)	32,836	32,836
Marshall & Ilsley Bank
5.18%, 12/15/06	43,781	43,837
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	51,224	51,223
US Bank N.A.
2.85%, 11/15/06	8,756	8,709

		180,386
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	187,415	187,415

		187,415
REPURCHASE AGREEMENTS(3)—0.43%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $87,575 (collateralized by non-U.S. Government debt securities, value $90,342, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$87,562	87,562
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $175,149 (collateralized by non-U.S. Government debt securities, value $178,929, 5.00% to 5.50%, 2/1/34 to 7/1/34).	175,123	175,123
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $65,681 (collateralized by non-U.S. Government debt securities, value $72,361, 0.20% to 6.43%, 9/25/20 to 6/23/46).	65,671	65,671
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $197,043 (collateralized by non-U.S. Government debt securities, value $207,216, 4.92% to 5.93%, 10/25/33 to 10/25/35).	197,014	197,014
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $26,272 (collateralized by non-U.S. Government debt securities, value $29,653, 0.00% to 10.00%, 9/10/34 to 5/9/36).	26,268	26,268
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $87,575 (collateralized by non-U.S. Government debt securities, value $89,465, 3.00% to 8.57%, 10/15/06 to 2/15/38).	87,562	87,562
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $43,787 (collateralized by U.S. Government obligations, value $44,732, 4.81% to 5.82%, 1/1/33 to 7/1/36).	43,781	43,781

Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $43,788 (collateralized by non-U.S. Government debt securities, value $46,048, 5.97% to 9.01%, 10/27/10 to 3/25/37).	43,781	43,781
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $37,220 (collateralized by non-U.S. Government debt securities, value $39,141, 0.00% to 10.00%, 8/1/06 to 7/31/36).	37,214	37,214
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $131,363 (collateralized by non-U.S. Government debt securities, value $137,271, 0.66% to 9.61%, 2/22/11 to 7/25/46).	131,343	131,343
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $54,734 (collateralized by non-U.S. Government debt securities, value $56,563, 0.00% to 10.13%, 10/15/06 to 10/1/25).	54,726	54,726
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $218,936 (collateralized by U.S. Government obligations, value $224,702, 4.48% to 6.50%, 6/1/20 to 7/1/36).	218,904	218,904
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $43,788 (collateralized by non-U.S. Government debt securities, value $46,977, 3.22% to 7.30%, 5/15/07 to 10/25/45).	43,781	43,781
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $15,325 (collateralized by non-U.S. Government debt securities, value $15,808, 0.00% to 10.00%, 8/1/06 to 7/31/36).	15,323	15,323
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $32,092 (collateralized by non-U.S. Government debt securities, value $32,453, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	30,647	30,647
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $87,575 (collateralized by non-U.S. Government debt securities, value $91,968, 0.00% to 6.16%, 10/10/06 to 5/15/44).	87,562	87,562

		1,346,262
TIME DEPOSITS(3)—0.08%
Deutsche Bank AG
5.31%, 08/01/06	17,508	17,508
Rabobank Nederland NV
5.29%, 08/01/06	109,452	109,452
Societe Generale
5.29%, 08/01/06	65,671	65,671
Wells Fargo Bank N.A.
5.30%, 08/01/06	65,671	65,671

		258,302
VARIABLE & FLOATING RATE NOTES(3)—0.80%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	112,079	112,094
American Express Bank
5.37%, 02/28/07	43,781	43,780
American Express Centurion Bank
5.46%, 07/19/07	48,159	48,212

American Express Credit Corp.
5.43%, 07/05/07	13,134	13,142
ASIF Global Financing
5.17%, 05/03/07(4)	4,378	4,380
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	28,458	28,458
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	63,482	63,485
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	111,641	111,647
BMW US Capital LLC
5.37%, 07/13/07(4)	43,781	43,781
BNP Paribas
5.14%, 05/18/07(4)	80,994	80,994
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	31,960	31,959
CC USA Inc.
5.48%, 07/30/07(4)	21,890	21,894
Commodore CDO Ltd.
5.38%, 06/12/07(4)	10,945	10,945
Credit Agricole SA
5.48%, 07/23/07	43,781	43,781
Credit Suisse First Boston NY
5.51%, 04/24/07	21,890	21,892
Cullinan Finance Corp.
5.36%, 04/25/07(4)	10,945	10,945
DEPFA Bank PLC
5.37%, 06/15/07	43,781	43,781
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	50,348	50,351
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	43,781	43,781
Fifth Third Bancorp
5.38%, 06/22/07(4)	87,562	87,562
First Tennessee Bank N.A.
5.21%, 08/25/06	13,134	13,134
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	43,781	43,777
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	45,970	45,981
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	65,671	65,683
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	43,781	43,781
JP Morgan Chase & Co.
5.32%, 08/02/07	32,836	32,836
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	32,836	32,834
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	45,699	45,699
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	54,726	54,711
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	48,159	48,155
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	19,291	19,291
Marshall & Ilsley Bank
5.35%, 07/13/07	24,079	24,079
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	65,671	65,671
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	4,378	4,378

Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	5,516	5,517
Mound Financing PLC
5.32%, 05/08/07(4)	41,154	41,154
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	43,781	43,779
National City Bank of Indiana
5.17%, 05/21/07	21,890	21,892
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	144,477	144,514
Newcastle Ltd.
5.42%, 04/24/07(4)	15,433	15,429
Northern Rock PLC
5.39%, 08/03/07(4)	52,537	52,538
Principal Life Global Funding I
5.81%, 02/08/07	19,701	19,750
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	32,836	32,834
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	43,781	43,781
Strips III LLC
5.45%, 07/24/07(4)	10,945	10,945
SunTrust Bank
5.32%, 05/01/07	43,781	43,783
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	106,825	106,815
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	61,293	61,293
US Bank N.A.
5.33%, 09/29/06	19,701	19,701
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	66,620	66,620
Wachovia Bank N.A.
5.36%, 05/22/07	87,562	87,562
Wells Fargo & Co.
5.38%, 08/15/07(4)	21,890	21,892
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	32,836	32,836
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	142,288	142,259
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	14,787	14,787

		2,486,555

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,325,204)		5,325,204

TOTAL INVESTMENTS IN SECURITIES —101.55%
(Cost: $323,897,395)		317,206,107
Other Assets, Less Liabilities —(1.55)%		(4,828,480)

NET ASSETS —100.00%		$312,377,627

NVS	- Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—100.28%

ADVERTISING—1.96%
ADVO Inc.	3,955	$143,211
Catalina Marketing Corp.	5,658	164,478
Donnelley (R.H.) Corp.(1)	6,404	334,353
Getty Images Inc.(1)	6,135	286,198
Harte-Hanks Inc.	7,006	170,876
Interpublic Group of Companies Inc.(1)	56,190	460,196
Lamar Advertising Co.(1)	11,353	556,751
Omnicom Group Inc.	21,993	1,946,600
ValueVision Media Inc. Class A(1)	3,876	41,706

		4,104,369
AIRLINES—1.93%
AirTran Holdings Inc.(1)	11,335	142,141
Alaska Air Group Inc.(1)	4,863	180,563
AMR Corp.(1)	25,268	555,896
Continental Airlines Inc. Class B(1)	10,924	287,738
JetBlue Airways Corp.(1)(2)	20,296	216,964
SkyWest Inc.	7,888	191,284
Southwest Airlines Co.	102,818	1,849,696
UAL Corp.(1)	10,823	282,913
US Airways Group Inc.(1)	7,194	328,694

		4,035,889
COMMERCIAL SERVICES—4.55%
ADESA Inc.	11,437	233,429
Apollo Group Inc. Class A(1)	18,041	853,700
ARAMARK Corp. Class B	15,231	488,915
Arbitron Inc.	3,856	141,168
Block (H & R) Inc.	38,041	865,433
Career Education Corp.(1)	12,408	353,132
Cendant Corp.	127,353	1,911,569
Chemed Corp.	3,323	122,220
Corinthian Colleges Inc.(1)	11,235	150,774
DeVry Inc.(1)	7,612	160,613
ITT Educational Services Inc.(1)	5,802	391,171
Laureate Education Inc.(1)	5,937	271,024
Live Nation Inc.(1)	7,929	166,192
McKesson Corp.	36,760	1,852,336
Pre-Paid Legal Services Inc.(2)	1,771	64,146
Rent-A-Center Inc.(1)	9,553	257,262
Service Corp. International	39,305	295,181
ServiceMaster Co. (The)	36,879	379,485
Sotheby’s Holdings Inc. Class A(1)	6,784	187,442
Stewart Enterprises Inc. Class A	11,667	62,418
Strayer Education Inc.	1,817	196,872
Valassis Communications Inc.(1)	6,008	123,344

		9,527,826
COMPUTERS—0.10%
FactSet Research Systems Inc.	4,647	204,003

		204,003

ENTERTAINMENT—1.62%
Bally Technologies Inc.(1)	6,079	100,060
DreamWorks Animation SKG Inc. Class A(1)	5,718	119,735
GTECH Holdings Corp.	15,761	530,988
International Game Technology Inc.	43,090	1,665,859
International Speedway Corp. Class A	3,689	166,927
Penn National Gaming Inc.(1)	9,146	302,458
Pinnacle Entertainment Inc.(1)	5,913	162,194
Scientific Games Corp. Class A(1)	8,642	293,569
Six Flags Inc.(1)(2)	9,032	47,689

		3,389,479
FOOD—3.74%
Kroger Co.	87,181	1,999,060
Performance Food Group Co.(1)	4,683	130,515
Safeway Inc.	57,145	1,604,632
SUPERVALU Inc.	24,865	674,090
Sysco Corp.	79,570	2,196,132
United Natural Foods Inc.(1)	4,864	146,601
Whole Foods Market Inc.	17,859	1,027,071
Wild Oats Markets Inc.(1)(2)	3,074	54,994

		7,833,095
HOUSEHOLD PRODUCTS & WARES—0.07%
American Greetings Corp. Class A(2)	6,618	149,104

		149,104
INTERNET—3.69%
Amazon.com Inc.(1)	38,647	1,039,218
aQuantive Inc.(1)	8,656	177,448
CNET Networks Inc.(1)	17,359	146,510
Digitas Inc.(1)	11,190	92,317
eBay Inc.(1)	135,283	3,256,262
Expedia Inc.(1)	33,017	442,428
IAC/InterActiveCorp(1)	31,193	739,586
Liberty Media Holding Corp.-Liberty Interactive Group Series A(1)	85,772	1,412,665
NetFlix Inc.(1)	6,808	140,858
Priceline.com Inc.(1)	3,142	84,457
ValueClick Inc.(1)	13,145	189,419

		7,721,168
LEISURE TIME—1.52%
Carnival Corp.	54,839	2,136,527
Multimedia Games Inc.(1)(2)	3,385	33,139
Royal Caribbean Cruises Ltd.	17,016	576,842
Sabre Holdings Corp.	16,657	344,800
WMS Industries Inc.(1)	3,471	92,086

		3,183,394
LODGING—4.21%
Aztar Corp.(1)	4,496	232,623
Boyd Gaming Corp.	6,102	204,661
Choice Hotels International Inc.	4,444	189,403
Gaylord Entertainment Co.(1)	5,143	196,565
Harrah’s Entertainment Inc.	23,527	1,414,208
Hilton Hotels Corp.	46,457	1,111,716
Las Vegas Sands Corp.(1)	13,565	841,437
Marriott International Inc. Class A	46,687	1,642,449
MGM Mirage(1)	15,747	559,648
Starwood Hotels & Resorts Worldwide Inc.	27,678	1,455,309
Station Casinos Inc.	6,240	342,326
Wynn Resorts Ltd.(1)	9,738	623,329

		8,813,674

MANUFACTURING—0.06%
Matthews International Corp. Class A	4,005	137,532

		137,532
MEDIA—26.58%
Belo (A.H.) Corp.	12,063	194,456
Cablevision Systems Corp.	28,829	641,445
CBS Corp. Class A	2,368	64,836
CBS Corp. Class B	84,783	2,325,598
Charter Communications Inc. Class A(1)	53,186	70,206
Clear Channel Communications Inc.	60,034	1,737,984
Comcast Corp. Class A(1)	161,322	5,546,250
Comcast Corp. Class A Special(1)	96,072	3,293,348
Cox Radio Inc. Class A(1)	4,658	68,240
Cumulus Media Inc. Class A(1)	6,663	63,298
DIRECTV Group Inc. (The)(1)	108,822	1,855,415
Discovery Holding Co. Class A(1)	34,205	455,611
Dow Jones & Co. Inc.	6,482	227,129
EchoStar Communications Corp.(1)	26,726	936,746
Emmis Communications Corp.(1)	4,208	62,363
Entercom Communications Corp.	4,713	119,475
Gannett Co. Inc.	30,712	1,600,709
Gemstar-TV Guide International Inc.(1)	31,844	91,711
Lee Enterprises Inc.	4,905	121,791
Liberty Global Inc. Class A(1)	29,100	635,835
Liberty Global Inc. Class C(1)	30,021	635,845
Liberty Media Holding Corp.-Liberty Capital Group Series A(1)	17,154	1,399,938
McClatchy Co. (The) Class A	6,937	294,059
McGraw-Hill Companies Inc. (The)	46,050	2,592,615
Media General Inc. Class A	2,580	93,989
Meredith Corp.	5,054	238,700
New York Times Co. Class A(2)	18,236	404,292
News Corp. Class A	238,272	4,584,353
News Corp. Class B	67,290	1,353,875
Radio One Inc. Class D(1)	9,260	66,487
Readers Digest Association Inc. (The)	12,704	173,537
Scholastic Corp.(1)	3,499	100,596
Scripps (E.W.) Co. Class A	10,382	443,623
Sinclair Broadcast Group Inc. Class A	5,747	48,390
Sirius Satellite Radio Inc.(1)(2)	163,384	686,213
Sun-Times Media Group Inc. Class A	6,944	56,316
Time Warner Inc.	536,981	8,860,186
Tribune Co.	19,817	588,763
Univision Communications Inc. Class A(1)	30,572	1,021,105
Viacom Inc. Class A(1)	2,368	82,525
Viacom Inc. Class B(1)	78,846	2,747,783
Walt Disney Co. (The)	263,812	7,832,578
Washington Post Co. (The) Class B	782	602,922
Westwood One Inc.	8,867	59,054
Wiley (John) & Sons Inc. Class A	5,200	172,016
XM Satellite Radio Holdings Inc. Class A(1)	32,584	377,974

		55,630,180
PHARMACEUTICALS—2.88%
AmerisourceBergen Corp.	26,782	1,151,626
Andrx Corp.(1)	9,123	217,584
Cardinal Health Inc.	53,518	3,585,706
Omnicare Inc.	15,546	703,612
VCA Antech Inc.(1)	10,438	365,017

		6,023,545
RETAIL—46.84%
Abercrombie & Fitch Co. Class A	11,225	594,476

Advance Auto Parts Inc.	13,902	420,814
Aeropostale Inc.(1)	6,968	193,083
American Eagle Outfitters Inc.	16,880	554,677
AnnTaylor Stores Corp.(1)	9,426	387,032
Applebee’s International Inc.	10,136	180,015
AutoNation Inc.(1)	20,498	403,811
AutoZone Inc.(1)	7,192	631,961
Barnes & Noble Inc.	6,908	231,556
Bed Bath & Beyond Inc.(1)	36,590	1,225,033
Best Buy Co. Inc.	50,959	2,310,481
Big Lots Inc.(1)	14,305	231,169
BJ’s Wholesale Club Inc.(1)	8,609	245,184
Blockbuster Inc. Class A(1)	13,349	54,597
Bob Evans Farms Inc.	4,484	123,489
Borders Group Inc.	8,020	152,460
Brinker International Inc.	11,225	363,690
CarMax Inc.(1)	13,312	463,258
Casey’s General Store Inc.	6,192	140,125
Cato Corp. Class A	3,889	94,580
CBRL Group Inc.	3,760	122,839
CEC Entertainment Inc.(1)	4,330	127,865
Charming Shoppes Inc.(1)	15,151	156,207
Cheesecake Factory (The)(1)	9,774	223,336
Chico’s FAS Inc.(1)	22,952	519,863
Children’s Place Retail Stores Inc. (The)(1)	2,933	163,720
Christopher & Banks Corp.	4,564	128,659
Circuit City Stores Inc.	23,059	564,946
Claire’s Stores Inc.	11,830	296,105
Coldwater Creek Inc.(1)	7,384	147,163
Copart Inc.(1)	8,515	226,840
Cost Plus Inc.(1)	2,645	35,681
Costco Wholesale Corp.	60,485	3,191,189
CVS Corp.	103,790	3,396,009
Darden Restaurants Inc.	17,480	590,824
Dick’s Sporting Goods Inc.(1)	4,322	157,364
Dillard’s Inc. Class A	8,672	260,420
Dollar General Corp.	40,648	545,496
Dollar Tree Stores Inc.(1)	13,704	364,526
Dress Barn Inc.(1)	5,656	122,056
Family Dollar Stores Inc.	18,729	425,523
Federated Department Stores Inc.	70,584	2,478,204
Foot Locker Inc.	19,976	542,748
Fred’s Inc.	4,459	53,463
GameStop Corp. Class A(1)	5,090	211,795
GameStop Corp. Class B(1)	3,099	116,522
Gap Inc. (The)	78,708	1,365,584
Genesco Inc.(1)	2,901	78,530
Guitar Center Inc.(1)	3,267	138,913
Home Depot Inc.	264,934	9,195,859
Hot Topic Inc.(1)	5,567	81,891
IHOP Corp.	1,956	88,920
Jack in the Box Inc.(1)	4,564	180,004
Kohl’s Corp.(1)	39,451	2,234,110
Krispy Kreme Doughnuts Inc.(1)(2)	6,995	59,248
Limited Brands Inc.	43,145	1,085,528
Lone Star Steakhouse & Saloon Inc.	2,209	51,669
Longs Drug Stores Corp.	3,799	156,215
Lowe’s Companies Inc.	198,497	5,627,390
McDonald’s Corp.	159,694	5,651,571
Men’s Wearhouse Inc. (The)	6,127	190,611
Michaels Stores Inc.	17,167	728,224
99 Cents Only Stores(1)	5,929	61,365
Nordstrom Inc.	29,817	1,022,723
Office Depot Inc.(1)	37,227	1,342,033

OfficeMax Inc.	9,111	374,553
O’Reilly Automotive Inc.(1)	14,286	405,008
OSI Restaurant Partners Inc.(2)	8,815	254,665
P.F. Chang’s China Bistro Inc.(1)(2)	3,415	103,235
Pacific Sunwear of California Inc.(1)	9,471	157,976
Panera Bread Co. Class A(1)	3,738	195,535
Pantry Inc. (The)(1)	2,763	136,188
Papa John’s International Inc.(1)	3,084	99,120
Payless ShoeSource Inc.(1)	8,591	222,335
Penney (J.C.) Co. Inc.	26,096	1,643,004
Pep Boys - Manny, Moe & Jack Inc.	6,491	69,973
PETCO Animal Supplies Inc.(1)	7,436	208,729
PetSmart Inc.	18,030	424,787
Pier 1 Imports Inc.	9,903	67,340
RadioShack Corp.	17,082	276,216
Regis Corp.	5,678	191,235
Rite Aid Corp.(1)	66,640	281,221
Ross Stores Inc.	18,737	466,364
Ruby Tuesday Inc.(2)	7,325	160,857
Ryan’s Restaurant Group Inc.(1)	5,059	79,730
Saks Inc.	15,602	251,816
Sears Holdings Corp.(1)	12,612	1,730,997
Sonic Corp.(1)	11,032	217,110
Staples Inc.	93,860	2,029,253
Starbucks Corp.(1)	98,461	3,373,274
Stein Mart Inc.	3,228	41,609
Talbots Inc. (The)	2,868	59,167
Target Corp.	101,128	4,643,798
Tiffany & Co.	18,040	569,884
TJX Companies Inc.	59,350	1,446,360
Tractor Supply Co.(1)	4,344	198,695
Triarc Companies Inc. Class B	4,329	60,563
Tuesday Morning Corp.(2)	3,847	55,628
Urban Outfitters Inc.(1)	14,770	215,494
Walgreen Co.	129,710	6,067,834
Wal-Mart Stores Inc.	331,081	14,733,105
Wendy’s International Inc.	14,938	898,670
Williams-Sonoma Inc.	11,999	381,568
Yum! Brands Inc.	35,121	1,580,445
Zale Corp.(1)	6,438	164,877

		98,049,460
SOFTWARE—0.53%
Avid Technology Inc.(1)	5,466	192,622
Dun & Bradstreet Corp.(1)	8,744	583,400
NAVTEQ Corp.(1)(2)	11,676	329,030

		1,105,052

TOTAL COMMON STOCKS
(Cost: $239,100,173)		209,907,770

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.87%

CERTIFICATES OF DEPOSIT(3)—0.01%
Credit Suisse First Boston NY
5.28%, 04/23/07	$1,403	1,403
Societe Generale
5.33%, 12/08/06	14,030	14,030
Washington Mutual Bank

5.28%, 08/07/06	7,015	7,015
Wells Fargo Bank N.A.
4.78%, 12/05/06	11,224	11,224

		33,672
COMMERCIAL PAPER(3)—0.12%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	4,094	4,027
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	14,030	14,030
ASAP Funding Ltd.
5.21%, 08/08/06(4)	6,734	6,727
Barton Capital Corp.
5.29%, 08/01/06(4)	13,411	13,411
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	7,119	7,118
CC USA Inc.
5.03%, 10/24/06(4)	2,806	2,773
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	10,350	10,152
Five Finance Inc.
5.19%, 12/01/06(4)	6,313	6,202
General Electric Capital Corp.
5.26%, 08/02/06	14,030	14,028
General Electric Capital Services Inc.
5.22%, 12/11/06	1,403	1,376
General Electric Co.
5.26%, 08/02/06	14,030	14,028
Giro Funding Corp.
5.32%, 08/09/06(4)	4,209	4,204
Govco Inc.
5.22%, 08/03/06(4)	14,030	14,026
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	4,770	4,716
Landale Funding LLC
5.30%, 08/15/06(4)	15,433	15,401
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	7,663	7,546
Lockhart Funding LLC
5.28%, 08/04/06(4)	3,648	3,646
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	35,074	35,055
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	33,628	33,594
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	22,243	22,243
Tulip Funding Corp.
5.30%, 08/01/06(4)	7,015	7,015
White Pine Finance LLC
5.12%, 10/27/06(4)	2,652	2,619

		243,937
MEDIUM-TERM NOTES(3)—0.03%
Bank of America N.A.
5.28%, 04/20/07	3,507	3,507
Cullinan Finance Corp.
5.71%, 06/28/07(4)	10,522	10,522
K2 USA LLC
5.39%, 06/04/07(4)	10,522	10,522
Marshall & Ilsley Bank
5.18%, 12/15/06	14,030	14,048
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	16,415	16,414

US Bank N.A.
2.85%, 11/15/06	2,806	2,791

		57,804
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	172,784	172,784

		172,784
REPURCHASE AGREEMENTS(3)—0.21%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $28,063 (collateralized by non-U.S. Government debt securities, value $28,950, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$28,059	28,059
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $56,127 (collateralized by non-U.S. Government debt securities, value $57,338, 5.00% to 5.50%, 2/1/34 to 7/1/34).	56,119	56,119
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $21,047 (collateralized by non-U.S. Government debt securities, value $23,188, 0.20% to 6.43%, 9/25/20 to 6/23/46).	21,044	21,044
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $63,142 (collateralized by non-U.S. Government debt securities, value $66,403, 4.92% to 5.93%, 10/25/33 to 10/25/35).	63,133	63,133
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $8,419 (collateralized by non-U.S. Government debt securities, value $9,502, 0.00% to 10.00%, 9/10/34 to 5/9/36).	8,418	8,418
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $28,063 (collateralized by non-U.S. Government debt securities, value $28,669, 3.00% to 8.57%, 10/15/06 to 2/15/38).	28,059	28,059
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $14,032 (collateralized by U.S. Government obligations, value $14,335, 4.81% to 5.82%, 1/1/33 to 7/1/36).	14,030	14,030
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $14,032 (collateralized by non-U.S. Government debt securities, value $14,756, 5.97% to 9.01%, 10/27/10 to 3/25/37).	14,030	14,030
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $11,927 (collateralized by non-U.S. Government debt securities, value $12,543, 0.00% to 10.00%, 8/1/06 to 7/31/36).	11,925	11,925
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $42,095 (collateralized by non-U.S. Government debt securities, value $43,989, 0.66% to 9.61%, 2/22/11 to 7/25/46).	42,089	42,089

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $17,540 (collateralized by non-U.S. Government debt securities, value $18,126, 0.00% to 10.13%, 10/15/06 to 10/1/25).	17,537	17,537
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $70,158 (collateralized by U.S. Government obligations, value $72,006, 4.48% to 6.50%, 6/1/20 to 7/1/36).	70,148	70,148
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $14,032 (collateralized by non-U.S. Government debt securities, value $15,054, 3.22% to 7.30%, 5/15/07 to 10/25/45).	14,030	14,030
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $4,911 (collateralized by non-U.S. Government debt securities, value $5,066, 0.00% to 10.00%, 8/1/06 to 7/31/36).	4,910	4,910
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $10,284 (collateralized by non-U.S. Government debt securities, value $10,400, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	9,821	9,821
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $28,063 (collateralized by non-U.S. Government debt securities, value $29,471, 0.00% to 6.16%, 10/10/06 to 5/15/44).	28,059	28,059

		431,411
TIME DEPOSITS(3)—0.04%
Deutsche Bank AG
5.31%, 08/01/06	5,611	5,611
Rabobank Nederland NV
5.29%, 08/01/06	35,074	35,074
Societe Generale
5.29%, 08/01/06	21,044	21,044
Wells Fargo Bank N.A.
5.30%, 08/01/06	21,044	21,044

		82,773
VARIABLE & FLOATING RATE NOTES(3)—0.38%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	35,916	35,919
American Express Bank
5.37%, 02/28/07	14,030	14,030
American Express Centurion Bank
5.46%, 07/19/07	15,433	15,450
American Express Credit Corp.
5.43%, 07/05/07	4,209	4,211
ASIF Global Financing
5.17%, 05/03/07(4)	1,403	1,404
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	9,119	9,119
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	20,343	20,344
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	35,776	35,777
BMW US Capital LLC
5.37%, 07/13/07(4)	14,030	14,030
BNP Paribas
5.14%, 05/18/07(4)	25,955	25,955

Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	10,242	10,241
CC USA Inc.
5.48%, 07/30/07(4)	7,015	7,016
Commodore CDO Ltd.
5.38%, 06/12/07(4)	3,507	3,507
Credit Agricole SA
5.48%, 07/23/07	14,030	14,030
Credit Suisse First Boston NY
5.51%, 04/24/07	7,015	7,015
Cullinan Finance Corp.
5.36%, 04/25/07(4)	3,507	3,507
DEPFA Bank PLC
5.37%, 06/15/07	14,030	14,030
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	16,134	16,135
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	14,030	14,030
Fifth Third Bancorp
5.38%, 06/22/07(4)	28,059	28,059
First Tennessee Bank N.A.
5.21%, 08/25/06	4,209	4,209
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	14,030	14,028
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	14,731	14,735
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	21,044	21,048
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	14,030	14,030
JP Morgan Chase & Co.
5.32%, 08/02/07	10,522	10,522
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	10,522	10,521
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	14,644	14,644
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	17,537	17,532
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	15,433	15,432
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	6,182	6,182
Marshall & Ilsley Bank
5.35%, 07/13/07	7,716	7,716
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	21,044	21,044
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	1,403	1,403
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	1,768	1,768
Mound Financing PLC
5.32%, 05/08/07(4)	13,188	13,188
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	14,030	14,029
National City Bank of Indiana
5.17%, 05/21/07	7,015	7,015
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	46,298	46,310
Newcastle Ltd.
5.42%, 04/24/07(4)	4,945	4,944
Northern Rock PLC
5.39%, 08/03/07(4)	16,836	16,836
Principal Life Global Funding I
5.81%, 02/08/07	6,313	6,329

Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	10,522	10,522
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	14,030	14,030
Strips III LLC
5.45%, 07/24/07(4)	3,507	3,507
SunTrust Bank
5.32%, 05/01/07	14,030	14,030
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	34,232	34,230
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	19,641	19,642
US Bank N.A.
5.33%, 09/29/06	6,313	6,313
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	21,348	21,348
Wachovia Bank N.A.
5.36%, 05/22/07	28,059	28,059
Wells Fargo & Co.
5.38%, 08/15/07(4)	7,015	7,015
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	10,522	10,522
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	45,596	45,588
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	4,738	4,738

		796,818

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,819,199)		1,819,199

TOTAL INVESTMENTS IN SECURITIES —101.15%
(Cost: $240,919,372)		211,726,969

Security	Shares	Value

SHORT POSITIONS —(0.38)%

COMMON STOCKS —(0.38)%
Realogy Corp.(8)	(31,838)	(805,183)

		(805,183)

TOTAL SHORT POSITIONS
(Proceeds: $804,999)		(805,183)
Other Assets, Less Liabilities —(0.77)%		(1,604,774)

NET ASSETS —100.00%		$209,317,012

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

(8)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.94%

ELECTRIC—0.00%
OGE Energy Corp.	1,349	$51,060

		51,060
OIL & GAS—80.67%
Anadarko Petroleum Corp.	474,592	21,707,838
Apache Corp.	308,098	21,711,666
Cabot Oil & Gas Corp.	50,881	2,683,973
Cheniere Energy Inc.(1)	47,721	1,669,758
Chesapeake Energy Corp.	237,554	7,815,527
Chevron Corp.	2,495,507	164,154,450
Cimarex Energy Co.	29,239	1,193,828
ConocoPhillips	945,129	64,873,655
Denbury Resources Inc.(1)	55,261	1,915,899
Devon Energy Corp.	408,243	26,388,827
Diamond Offshore Drilling Inc.	74,763	5,901,044
ENSCO International Inc.	96,090	4,441,280
EOG Resources Inc.	259,119	19,213,674
Exxon Mobil Corp.	3,236,274	219,225,201
Forest Oil Corp.(1)	28,556	956,912
GlobalSantaFe Corp.	140,281	7,705,635
Helmerich & Payne Inc.	105,782	2,928,046
Hess Corp.	274,231	14,506,820
Holly Corp.	2,464	124,678
Houston Exploration Co.(1)	14,631	934,336
Kerr-McGee Corp.	263,330	18,485,766
Marathon Oil Corp.	282,775	25,630,726
Mariner Energy Inc.(1)	74,316	1,338,431
Murphy Oil Corp.	241,773	12,441,639
Nabors Industries Ltd.(1)	265,300	9,370,396
Newfield Exploration Co.(1)	93,310	4,327,718
Noble Corp.	103,516	7,427,273
Noble Energy Inc.	127,858	6,470,893
Occidental Petroleum Corp.	448,547	48,330,939
Patterson-UTI Energy Inc.	99,124	2,807,192
Penn Virginia Corp.	4,321	294,951
Pioneer Natural Resources Co.	131,257	5,952,505
Pride International Inc.(1)	59,429	1,775,144
Quicksilver Resources Inc.(1)	33,446	1,182,651
Range Resources Corp.	75,357	2,118,285
Rowan Companies Inc.	45,936	1,555,852
Southwestern Energy Co.(1)	106,582	3,666,421
Stone Energy Corp.(1)	21,218	991,941
Sunoco Inc.	113,054	7,861,775
Tesoro Corp.	11,784	881,443
TODCO	36,287	1,382,898
Transocean Inc.(1)	264,508	20,427,953
Unit Corp.(1)	9,172	537,846
Valero Energy Corp.	441,975	29,802,374
XTO Energy Inc.	192,801	9,059,719

		814,175,778

OIL & GAS SERVICES—16.42%
Baker Hughes Inc.	373,772	29,883,071
BJ Services Co.	259,220	9,401,909
Cameron International Corp.(1)	73,710	3,715,721
FMC Technologies Inc.(1)	16,706	1,052,812
Global Industries Ltd.(1)	1,500	25,020
Grant Prideco Inc.(1)	86,821	3,951,224
Halliburton Co.	729,190	24,325,778
Hanover Compressor Co.(1)(2)	49,771	945,649
Lone Star Technologies Inc.(1)	21,964	1,034,504
National Oilwell Varco Inc.(1)	108,318	7,261,639
Schlumberger Ltd.	937,695	62,684,911
SEACOR Holdings Inc.(1)	6,473	526,579
Smith International Inc.	150,378	6,702,347
Superior Energy Services Inc.(1)	21,580	739,115
Tidewater Inc.	37,109	1,770,470
Veritas DGC Inc.(1)	20,128	1,152,731
Weatherford International Ltd.(1)	225,153	10,546,167

		165,719,647
PIPELINES—2.85%
El Paso Corp.	246,476	3,943,616
Kinder Morgan Inc.	113,318	11,558,436
Western Gas Resources Inc.	20,586	1,248,335
Williams Companies Inc.	495,104	12,006,272

		28,756,659

TOTAL COMMON STOCKS
(Cost: $849,070,447)		1,008,703,144

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.06%

CERTIFICATES OF DEPOSIT(3)—0.00%
Credit Suisse First Boston NY
5.28%, 04/23/07	$95	95
Societe Generale
5.33%, 12/08/06	951	951
Washington Mutual Bank
5.28%, 08/07/06	475	475
Wells Fargo Bank N.A.
4.78%, 12/05/06	761	761

		2,282
COMMERCIAL PAPER(3)—0.00%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	277	272
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	951	951
ASAP Funding Ltd.
5.21%, 08/08/06(4)	456	456
Barton Capital Corp.
5.29%, 08/01/06(4)	909	909
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	482	482
CC USA Inc.

5.03%, 10/24/06(4)	190	188
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	701	688
Five Finance Inc.
5.19%, 12/01/06(4)	428	420
General Electric Capital Corp.
5.26%, 08/02/06	951	951
General Electric Capital Services Inc.
5.22%, 12/11/06	95	93
General Electric Co.
5.26%, 08/02/06	951	951
Giro Funding Corp.
5.32%, 08/09/06(4)	285	285
Govco Inc.
5.22%, 08/03/06(4)	951	951
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	323	320
Landale Funding LLC
5.30%, 08/15/06(4)	1,046	1,044
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	519	511
Lockhart Funding LLC
5.28%, 08/04/06(4)	247	247
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	2,377	2,376
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	2,279	2,277
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	1,508	1,508
Tulip Funding Corp.
5.30%, 08/01/06(4)	475	475
White Pine Finance LLC
5.12%, 10/27/06(4)	180	177

		16,532
MEDIUM-TERM NOTES(3)—0.00%
Bank of America N.A.
5.28%, 04/20/07	238	238
Cullinan Finance Corp.
5.71%, 06/28/07(4)	713	713
K2 USA LLC
5.39%, 06/04/07(4)	713	713
Marshall & Ilsley Bank
5.18%, 12/15/06	951	952
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	1,113	1,113
US Bank N.A.
2.85%, 11/15/06	190	189

		3,918
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	450,958	450,958

		450,958

REPURCHASE AGREEMENTS(3)—0.00%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $1,902 (collateralized by non-U.S. Government debt securities, value $1,962, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$1,902	1,902
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $3,805 (collateralized by non-U.S. Government debt securities, value $3,886, 5.00% to 5.50%, 2/1/34 to 7/1/34).	3,804	3,804
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $1,426 (collateralized by non-U.S. Government debt securities, value $1,572, 0.20% to 6.43%, 9/25/20 to 6/23/46).	1,426	1,426
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $4,280 (collateralized by non-U.S. Government debt securities, value $4,501, 4.92% to 5.93%, 10/25/33 to 10/25/35).	4,279	4,279
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $571 (collateralized by non-U.S. Government debt securities, value $644, 0.00% to 10.00%, 9/10/34 to 5/9/36).	571	571
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $1,902 (collateralized by non-U.S. Government debt securities, value $1,943, 3.00% to 8.57%, 10/15/06 to 2/15/38).	1,902	1,902
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $951 (collateralized by U.S. Government obligations, value $972, 4.81% to 5.82%, 1/1/33 to 7/1/36).	951	951
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $951 (collateralized by non-U.S. Government debt securities, value $1,000, 5.97% to 9.01%, 10/27/10 to 3/25/37).	951	951
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $808 (collateralized by non-U.S. Government debt securities, value $850, 0.00% to 10.00%, 8/1/06 to 7/31/36).	808	808
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $2,853 (collateralized by non-U.S. Government debt securities, value $2,981, 0.66% to 9.61%, 2/22/11 to 7/25/46).	2,853	2,853
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $1,189 (collateralized by non-U.S. Government debt securities, value $1,229, 0.00% to 10.13%, 10/15/06 to 10/1/25).	1,189	1,189
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $4,755 (collateralized by U.S. Government obligations, value $4,880, 4.48% to 6.50%, 6/1/20 to 7/1/36).	4,754	4,754
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $951 (collateralized by non-U.S. Government debt securities, value $1,020, 3.22% to 7.30%, 5/15/07 to 10/25/45).	951	951

Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $333 (collateralized by non-U.S. Government debt securities, value $343, 0.00% to 10.00%, 8/1/06 to 7/31/36).	333	333
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $697 (collateralized by non-U.S. Government debt securities, value $705, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	666	666
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $1,902 (collateralized by non-U.S. Government debt securities, value $1,997, 0.00% to 6.16%, 10/10/06 to 5/15/44).	1,902	1,902

		29,242
TIME DEPOSITS(3)—0.00%
Deutsche Bank AG
5.31%, 08/01/06	380	380
Rabobank Nederland NV
5.29%, 08/01/06	2,377	2,377
Societe Generale
5.29%, 08/01/06	1,426	1,426
Wells Fargo Bank N.A.
5.30%, 08/01/06	1,426	1,426

		5,609
VARIABLE & FLOATING RATE NOTES(3)—0.01%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	2,434	2,435
American Express Bank
5.37%, 02/28/07	951	950
American Express Centurion Bank
5.46%, 07/19/07	1,046	1,047
American Express Credit Corp.
5.43%, 07/05/07	285	285
ASIF Global Financing
5.17%, 05/03/07(4)	95	95
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	618	618
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	1,379	1,379
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	2,425	2,425
BMW US Capital LLC
5.37%, 07/13/07(4)	951	951
BNP Paribas
5.14%, 05/18/07(4)	1,759	1,759
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	694	694
CC USA Inc.
5.48%, 07/30/07(4)	475	476
Commodore CDO Ltd.
5.38%, 06/12/07(4)	238	238
Credit Agricole SA
5.48%, 07/23/07	951	951
Credit Suisse First Boston NY
5.51%, 04/24/07	475	475
Cullinan Finance Corp.
5.36%, 04/25/07(4)	238	238
DEPFA Bank PLC

5.37%, 06/15/07	951	951
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	1,094	1,093
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	951	951
Fifth Third Bancorp
5.38%, 06/22/07(4)	1,902	1,902
First Tennessee Bank N.A.
5.21%, 08/25/06	285	285
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	951	951
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	998	999
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	1,426	1,427
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	951	951
JP Morgan Chase & Co.
5.32%, 08/02/07	713	713
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	713	713
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	993	992
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	1,189	1,188
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	1,046	1,046
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	419	419
Marshall & Ilsley Bank
5.35%, 07/13/07	523	523
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	1,426	1,426
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	95	95
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	120	120
Mound Financing PLC
5.32%, 05/08/07(4)	894	894
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	951	951
National City Bank of Indiana
5.17%, 05/21/07	475	475
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	3,138	3,139
Newcastle Ltd.
5.42%, 04/24/07(4)	335	335
Northern Rock PLC
5.39%, 08/03/07(4)	1,141	1,141
Principal Life Global Funding I
5.81%, 02/08/07	428	429
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	713	713
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	951	951
Strips III LLC
5.45%, 07/24/07(4)	238	238
SunTrust Bank
5.32%, 05/01/07	951	951
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	2,320	2,320
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	1,331	1,331

US Bank N.A.
5.33%, 09/29/06	428	428
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	1,447	1,447
Wachovia Bank N.A.
5.36%, 05/22/07	1,902	1,902
Wells Fargo & Co.
5.38%, 08/15/07(4)	475	475
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	713	713
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	3,090	3,091
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	321	321

		54,006

TOTAL SHORT-TERM INVESTMENTS
(Cost: $562,547)		562,547

TOTAL INVESTMENTS IN SECURITIES —100.00%
(Cost: $849,632,994)		1,009,265,691
Other Assets, Less Liabilities —0.00%		(14,670)

NET ASSETS —100.00%		$1,009,251,021

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.94%

BANKS—29.87%
AMCORE Financial Inc.	3,155	$90,391
AmSouth Bancorp	45,713	1,310,135
Associated Bancorp	17,404	545,789
BancorpSouth Inc.	10,080	275,688
Bank of America Corp.	631,214	32,526,457
Bank of Hawaii Corp.	7,213	357,332
Bank of New York Co. Inc. (The)	105,734	3,553,720
BB&T Corp.	75,927	3,188,175
Cathay General Bancorp	6,069	223,036
Chittenden Corp.	6,414	181,003
Citizens Banking Corp.	5,822	147,821
City National Corp.	5,697	380,047
Colonial BancGroup Inc. (The)	21,650	549,910
Comerica Inc.	22,905	1,341,088
Commerce Bancorp Inc.	25,002	849,318
Commerce Bancshares Inc.	9,148	465,450
Compass Bancshares Inc.	17,621	1,038,582
Cullen/Frost Bankers Inc.	7,375	433,060
East West Bancorp Inc.	7,594	306,418
Fifth Third Bancorp	65,227	2,487,758
First BanCorp (Puerto Rico)	10,430	98,981
First Horizon National Corp.	17,331	726,169
First Midwest Bancorp Inc.	6,476	231,193
FirstMerit Corp.	10,839	237,591
FNB Corp. (Pennsylvania)	7,236	119,683
Fremont General Corp.	9,099	161,507
Fulton Financial Corp.	24,304	402,231
Greater Bay Bancorp	6,862	196,528
Huntington Bancshares Inc.	32,860	800,141
Investors Financial Services Corp.	8,943	400,825
KeyCorp	56,522	2,085,662
M&T Bank Corp.	11,137	1,357,823
Marshall & Ilsley Corp.	29,847	1,401,914
Mellon Financial Corp.	57,577	2,015,195
Mercantile Bankshares Corp.	17,145	609,676
National City Corp.	78,760	2,835,360
North Fork Bancorp Inc.	60,315	1,708,724
Northern Trust Corp.	26,986	1,540,901
Old National Bancorp	8,942	170,613
Pacific Capital Bancorp	6,507	191,696
Park National Corp.(1)	1,627	165,287
PNC Financial Services Group	40,721	2,884,676
Popular Inc.	34,915	628,121
Provident Bankshares Corp.(1)	4,666	171,569
Regions Financial Corp.	63,394	2,300,568
Republic Bancorp Inc.	10,747	140,356
Sky Financial Group Inc.	15,294	375,162
South Financial Group Inc. (The)	10,277	277,685
State Street Corp.	45,961	2,760,418

Sterling Bancshares Inc.	6,004	117,618
SunTrust Banks Inc.	49,972	3,941,292
Susquehanna Bancshares Inc.	7,153	172,960
SVB Financial Group(1)(2)	4,985	223,428
Synovus Financial Corp.	36,744	1,038,385
TCF Financial Corp.	17,776	478,352
TD Banknorth Inc.	16,461	477,369
Texas Regional Bancshares Inc. Class A	7,061	267,682
TrustCo Bank Corp. NY(1)	10,644	117,190
Trustmark Corp.	6,744	213,852
U.S. Bancorp	246,403	7,884,896
UCBH Holdings Inc.	12,452	207,699
Umpqua Holdings Corp.	7,373	192,362
UnionBanCal Corp.	7,863	485,855
United Bancshares Inc.	5,889	209,825
Valley National Bancorp	16,144	419,260
W Holding Co. Inc.	18,797	99,060
Wachovia Corp.	222,591	11,937,555
Webster Financial Corp.	7,506	353,983
Wells Fargo & Co.	231,364	16,736,872
Westamerica Bancorp	4,338	208,701
Whitney Holding Corp.	8,913	321,670
Wilmington Trust Corp.	9,500	413,725
Wintrust Financial Corp.	3,215	154,352
Zions Bancorporation	14,481	1,189,469

		125,110,845
COMMERCIAL SERVICES—0.59%
Equifax Inc.	18,183	586,947
Moody’s Corp.	34,374	1,886,445

		2,473,392
DIVERSIFIED FINANCIAL SERVICES—33.22%
Affiliated Managers Group Inc.(2)	4,652	425,891
American Express Co.	152,837	7,956,694
AmeriCredit Corp.(2)	18,125	445,694
Ameriprise Financial Inc.	30,223	1,347,946
Bear Stearns Companies Inc. (The)	15,604	2,213,739
BlackRock Inc.	2,046	264,261
Capital One Financial Corp.	41,468	3,207,550
Chicago Mercantile Exchange Holdings Inc.	4,398	2,028,358
CIT Group Inc.	27,883	1,280,109
Citigroup Inc.	687,610	33,218,439
CompuCredit Corp.(2)	5,714	186,676
Countrywide Financial Corp.	83,836	3,003,844
Doral Financial Corp.	13,183	67,497
E*TRADE Financial Corp.(2)	58,092	1,354,125
Eaton Vance Corp.	18,147	449,320
Edwards (A.G.) Inc.	10,641	574,188
Federal Home Loan Mortgage Corp.	95,585	5,530,548
Federal National Mortgage Association	134,006	6,420,227
Federated Investors Inc. Class B	13,457	417,302
First Marblehead Corp. (The)	4,404	201,703
Franklin Resources Inc.	24,195	2,212,633
Friedman, Billings, Ramsey Group Inc. Class A	21,112	193,808
Goldman Sachs Group Inc. (The)	51,075	7,801,706
IndyMac Bancorp Inc.	8,677	366,603
Investment Technology Group Inc.(2)	5,845	294,354
Janus Capital Group Inc.	29,810	482,624
Jefferies Group Inc.	14,145	367,487
JP Morgan Chase & Co.	480,659	21,927,664
Knight Capital Group Inc. Class A(2)	15,309	253,211
LaBranche & Co. Inc.(1)(2)	7,816	77,222

Lazard Ltd. Class A	5,293	206,692
Legg Mason Inc.	17,537	1,463,813
Lehman Brothers Holdings Inc.	74,847	4,861,313
Merrill Lynch & Co. Inc.	126,808	9,234,159
Morgan Stanley	135,551	9,014,141
Nasdaq Stock Market Inc. (The)(2)	13,602	374,463
National Financial Partners Corp.	4,488	202,140
Nuveen Investments Inc. Class A	10,819	513,794
NYSE Group Inc.(1)(2)	6,951	432,283
Piper Jaffray Companies Inc.(2)	2,813	143,997
Raymond James Financial Inc.	13,015	378,216
Rowe (T.) Price Group Inc.	36,212	1,495,918
Schwab (Charles) Corp. (The)	146,834	2,331,724
SLM Corp.	57,299	2,882,140
SWS Group Inc.	2,279	59,414
TD Ameritrade Holding Corp.	44,085	722,112
Waddell & Reed Financial Inc. Class A	11,343	246,937

		139,134,679
ENERGY - ALTERNATE SOURCES—0.05%
Covanta Holding Corp.(2)	11,800	208,270

		208,270
FOREST PRODUCTS & PAPER—0.35%
Plum Creek Timber Co. Inc.	25,687	874,899
Potlatch Corp.	5,074	175,611
Rayonier Inc.	10,431	415,258

		1,465,768
INSURANCE—21.28%
ACE Ltd.	44,560	2,296,177
AFLAC Inc.	69,588	3,071,614
Allstate Corp. (The)	88,623	5,035,559
Ambac Financial Group Inc.	14,710	1,222,548
American Financial Group Inc.	6,045	254,555
American International Group Inc.	315,337	19,131,496
American National Insurance Co.	2,203	252,530
AmerUs Group Co.	5,309	356,181
AON Corp.	38,701	1,324,735
Arch Capital Group Ltd.(2)	5,638	343,129
Assurant Inc.	15,199	732,136
Axis Capital Holdings Ltd.	16,776	495,899
Berkley (W.R.) Corp.	24,534	883,224
Brown & Brown Inc.	15,686	492,384
Chubb Corp.	57,200	2,884,024
Cincinnati Financial Corp.	21,254	1,002,339
Commerce Group Inc.	8,558	258,537
Conseco Inc.(2)	21,230	484,044
Delphi Financial Group Inc. Class A	6,108	232,654
Endurance Specialty Holdings Ltd.	8,152	247,495
Erie Indemnity Co. Class A	7,169	355,224
Everest Re Group Ltd.	8,864	838,623
Fidelity National Financial Inc.	23,622	905,904
First American Corp.	11,623	430,167
Gallagher (Arthur J.) & Co.	12,844	348,971
Genworth Financial Inc. Class A	62,898	2,157,401
Hanover Insurance Group Inc. (The)	7,448	344,693
Hartford Financial Services Group Inc. (The)	41,537	3,523,999
HCC Insurance Holdings Inc.	15,341	467,747
Hilb, Rogal & Hobbs Co.	5,065	205,132
Horace Mann Educators Corp.	6,011	102,007
IPC Holdings Ltd.	6,842	196,707
Lincoln National Corp.	38,748	2,196,237

Loews Corp.	64,830	2,402,600
Markel Corp.(2)	1,312	446,933
Marsh & McLennan Companies Inc.	75,662	2,045,144
MBIA Inc.	18,683	1,098,747
Mercury General Corp.	3,685	203,338
MetLife Inc.	63,804	3,317,808
MGIC Investment Corp.	12,191	693,790
Montpelier Re Holdings Ltd.	11,582	209,403
Nationwide Financial Services Inc.	7,918	356,943
Ohio Casualty Corp.	8,712	225,815
Old Republic International Corp.	29,896	635,888
PartnerRe Ltd.	7,732	480,389
Philadelphia Consolidated Holding Corp.(2)	8,188	277,328
Phoenix Companies Inc.	15,083	205,129
Platinum Underwriters Holdings Ltd.	7,757	219,446
PMI Group Inc. (The)	12,566	533,552
Principal Financial Group Inc.	38,888	2,099,952
ProAssurance Corp.(2)	3,930	195,360
Progressive Corp. (The)	101,776	2,461,961
Protective Life Corp.	8,985	416,095
Prudential Financial Inc.	68,099	5,355,305
Radian Group Inc.	11,539	709,995
Reinsurance Group of America Inc.	4,183	207,351
RenaissanceRe Holdings Ltd.	8,838	457,897
RLI Corp.	2,807	132,715
SAFECO Corp.	16,374	879,611
Selective Insurance Group Inc.	3,884	198,084
St. Paul Travelers Companies Inc.	95,949	4,394,464
StanCorp Financial Group Inc.	7,484	322,486
Torchmark Corp.	14,024	848,031
Transatlantic Holdings Inc.	3,688	216,486
Unitrin Inc.	6,232	249,280
UNUMProvident Corp.	41,606	675,265
White Mountains Insurance Group Ltd.	1,107	542,983
Willis Group Holdings Ltd.	16,915	550,245
XL Capital Ltd. Class A	24,739	1,575,874
Zenith National Insurance Corp.	4,777	190,984

		89,106,749
INTERNET—0.01%
NetBank Inc.	6,710	36,905

		36,905
REAL ESTATE—0.81%
Brookfield Properties Corp.	16,201	540,303
CB Richard Ellis Group Inc. Class A(2)	25,304	595,403
Forest City Enterprises Inc. Class A	7,953	396,855
Jones Lang LaSalle Inc.	4,613	376,882
Realogy Corp.(2)	34,578	874,478
St. Joe Co. (The)(1)	10,172	456,723
Trammell Crow Co.(2)	4,777	164,615

		3,405,259
REAL ESTATE INVESTMENT TRUSTS—10.08%
Alexandria Real Estate Equities Inc.	3,493	329,809
AMB Property Corp.	11,872	622,449
American Financial Realty Trust	17,882	207,074
American Home Mortgage Investment Corp.	6,394	223,278
Annaly Capital Management Inc.	21,549	276,043
Apartment Investment & Management Co. Class A	13,275	638,395
Archstone-Smith Trust	29,387	1,541,936
AvalonBay Communities Inc.	10,172	1,189,310

BioMed Realty Trust Inc.	7,516	224,052
Boston Properties Inc.	15,624	1,534,277
Brandywine Realty Trust	12,684	401,322
BRE Properties Inc. Class A	6,985	409,600
Camden Property Trust	7,717	589,965
CapitalSource Inc.	16,804	396,406
CBL & Associates Properties Inc.	8,553	334,935
Colonial Properties Trust	6,172	295,824
Corporate Office Properties Trust	5,671	255,195
Cousins Properties Inc.	5,532	175,752
Crescent Real Estate Equities Co.	13,136	256,415
Developers Diversified Realty Corp.	15,177	801,042
Duke Realty Corp.	18,471	688,229
Equity Inns Inc.	7,198	113,512
Equity Lifestyle Properties Inc.	2,954	126,933
Equity Office Properties Trust	50,998	1,933,334
Equity Residential	40,086	1,864,400
Essex Property Trust Inc.	3,219	376,913
Federal Realty Investment Trust	7,384	535,709
FelCor Lodging Trust Inc.	8,128	178,816
First Industrial Realty Trust Inc.	6,163	248,246
General Growth Properties Inc.	31,211	1,424,470
Glenborough Realty Trust Inc.	4,996	110,911
Health Care Property Investors Inc.	18,995	520,843
Health Care REIT Inc.	8,226	297,699
Healthcare Realty Trust Inc.	6,582	217,798
Highwoods Properties Inc.	7,490	278,928
Home Properties Inc.	4,646	259,154
Hospitality Properties Trust	9,258	403,371
Host Hotels & Resorts Inc.	71,449	1,516,148
HRPT Properties Trust	28,964	340,327
Impac Mortgage Holdings Inc.	10,501	113,096
iStar Financial Inc.	15,632	621,528
Kilroy Realty Corp.	4,212	311,225
Kimco Realty Corp.	28,882	1,133,330
KKR Financial Corp.	11,321	262,194
LaSalle Hotel Properties	5,560	229,684
Lexington Corporate Properties Trust	7,059	140,615
Liberty Property Trust	12,252	574,006
Macerich Co. (The)	9,728	707,712
Mack-Cali Realty Corp.	8,611	415,997
Maguire Properties Inc.	4,828	180,615
Mills Corp.	7,955	184,397
Nationwide Health Properties Inc.	9,754	231,365
New Century Financial Corp.	7,238	316,011
New Plan Excel Realty Trust Inc.	14,717	381,465
NovaStar Financial Inc.(1)	4,316	149,377
Pan Pacific Retail Properties Inc.	5,637	389,517
Pennsylvania Real Estate Investment Trust	4,972	195,797
Post Properties Inc.	5,638	270,680
ProLogis	33,676	1,863,967
Public Storage Inc.	12,396	995,275
Realty Income Corp.	12,003	274,629
Reckson Associates Realty Corp.	11,553	514,455
Redwood Trust Inc.	3,232	153,779
Regency Centers Corp.	9,488	608,371
Saxon Capital Inc.	6,925	78,322
Shurgard Storage Centers Inc. Class A	6,576	433,358
Simon Property Group Inc.	30,526	2,610,889
SL Green Realty Corp.	5,880	672,084
Strategic Hotels & Resorts Inc.	9,257	184,677
Sunstone Hotel Investors Inc.	7,426	210,601
Taubman Centers Inc.	6,987	289,961

Thornburg Mortgage Inc.	14,983	383,565
Trizec Properties Inc.	12,975	373,161
United Dominion Realty Trust Inc.	19,021	529,735
Ventas Inc.	14,492	517,799
Vornado Realty Trust	18,258	1,908,874
Washington Real Estate Investment Trust	5,837	216,436
Weingarten Realty Investors	11,488	459,060

		42,226,429
SAVINGS & LOANS—3.48%
Anchor BanCorp Wisconsin Inc.	2,746	81,556
Astoria Financial Corp.	13,283	395,169
Commercial Capital Bancorp Inc.	6,948	110,334
Dime Community Bancshares	4,952	69,179
Downey Financial Corp.	2,999	198,984
First Niagara Financial Group Inc.	15,922	232,939
FirstFed Financial Corp.(2)	2,287	129,101
Golden West Financial Corp.	42,465	3,127,972
Harbor Florida Bancshares Inc.	3,014	133,279
Hudson City Bancorp Inc.	74,967	972,322
MAF Bancorp Inc.	4,555	186,755
New York Community Bancorp Inc.	36,192	591,015
NewAlliance Bancshares Inc.	14,831	209,265
People’s Bank	8,131	291,822
PFF Bancorp Inc.	3,143	118,020
Provident Financial Services Inc.	9,458	170,622
Sovereign Bancorp Inc.	55,055	1,136,335
Washington Federal Inc.	12,079	270,207
Washington Mutual Inc.	137,086	6,127,744

		14,552,620
SOFTWARE—0.20%
MoneyGram International Inc.	11,761	360,475
SEI Investments Co.	9,640	471,010

		831,485

TOTAL COMMON STOCKS
(Cost: $393,094,570)		418,552,401

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.41%

CERTIFICATES OF DEPOSIT(3)—0.01%
Credit Suisse First Boston NY
5.28%, 04/23/07	$1,134	1,134
Societe Generale
5.33%, 12/08/06	11,335	11,335
Washington Mutual Bank
5.28%, 08/07/06	5,668	5,668
Wells Fargo Bank N.A.
4.78%, 12/05/06	9,068	9,068

		27,205
COMMERCIAL PAPER(3)—0.05%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	3,307	3,255
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	11,335	11,335

ASAP Funding Ltd.
5.21%, 08/08/06(4)	5,441	5,435
Barton Capital Corp.
5.29%, 08/01/06(4)	10,835	10,835
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	5,752	5,751
CC USA Inc.
5.03%, 10/24/06(4)	2,267	2,240
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	8,362	8,202
Five Finance Inc.
5.19%, 12/01/06(4)	5,101	5,011
General Electric Capital Corp.
5.26%, 08/02/06	11,335	11,334
General Electric Capital Services Inc.
5.22%, 12/11/06	1,134	1,112
General Electric Co.
5.26%, 08/02/06	11,335	11,334
Giro Funding Corp.
5.32%, 08/09/06(4)	3,401	3,397
Govco Inc.
5.22%, 08/03/06(4)	11,335	11,332
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	3,854	3,810
Landale Funding LLC
5.30%, 08/15/06(4)	12,469	12,443
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	6,192	6,097
Lockhart Funding LLC
5.28%, 08/04/06(4)	2,947	2,946
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	28,338	28,323
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	27,170	27,142
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	17,971	17,971
Tulip Funding Corp.
5.30%, 08/01/06(4)	5,668	5,668
White Pine Finance LLC
5.12%, 10/27/06(4)	2,142	2,116

		197,089
MEDIUM-TERM NOTES(3)—0.01%
Bank of America N.A.
5.28%, 04/20/07	2,834	2,834
Cullinan Finance Corp.
5.71%, 06/28/07(4)	8,501	8,501
K2 USA LLC
5.39%, 06/04/07(4)	8,501	8,501
Marshall & Ilsley Bank
5.18%, 12/15/06	11,335	11,350
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	13,262	13,262
US Bank N.A.
2.85%, 11/15/06	2,267	2,255

		46,703
MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	400,787	400,787

		400,787

REPURCHASE AGREEMENTS(3)—0.08%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $22,674 (collateralized by non-U.S. Government debt securities, value $23,390, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$22,671	22,671
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $45,348 (collateralized by non-U.S. Government debt securities, value $46,327, 5.00% to 5.50%, 2/1/34 to 7/1/34).	45,341	45,341
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $17,006 (collateralized by non-U.S. Government debt securities, value $18,735, 0.20% to 6.43%, 9/25/20 to 6/23/46).	17,003	17,003
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $51,017 (collateralized by non-U.S. Government debt securities, value $53,650, 4.92% to 5.93%, 10/25/33 to 10/25/35).	51,009	51,009
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $6,802 (collateralized by non-U.S. Government debt securities, value $7,677, 0.00% to 10.00%, 9/10/34 to 5/9/36).	6,801	6,801
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $22,674 (collateralized by non-U.S. Government debt securities, value $23,163, 3.00% to 8.57%, 10/15/06 to 2/15/38).	22,671	22,671
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $11,337 (collateralized by U.S. Government obligations, value $11,582, 4.81% to 5.82%, 1/1/33 to 7/1/36).	11,335	11,335
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $11,337 (collateralized by non-U.S. Government debt securities, value $11,922, 5.97% to 9.01%, 10/27/10 to 3/25/37).	11,335	11,335
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $9,636 (collateralized by non-U.S. Government debt securities, value $10,134, 0.00% to 10.00%, 8/1/06 to 7/31/36).	9,635	9,635
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $34,011 (collateralized by non-U.S. Government debt securities, value $35,541, 0.66% to 9.61%, 2/22/11 to 7/25/46).	34,006	34,006
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $14,171 (collateralized by non-U.S. Government debt securities, value $14,645, 0.00% to 10.13%, 10/15/06 to 10/1/25).	14,169	14,169
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $56,685 (collateralized by U.S. Government obligations, value $58,178, 4.48% to 6.50%, 6/1/20 to 7/1/36).	56,677	56,677

Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $11,337 (collateralized by non-U.S. Government debt securities, value $12,163, 3.22% to 7.30%, 5/15/07 to 10/25/45).	11,335	11,335
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $3,968 (collateralized by non-U.S. Government debt securities, value $4,093, 0.00% to 10.00%, 8/1/06 to 7/31/36).	3,967	3,967
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $8,309 (collateralized by non-U.S. Government debt securities, value $8,402, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	7,935	7,935
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $22,674 (collateralized by non-U.S. Government debt securities, value $23,812, 0.00% to 6.16%, 10/10/06 to 5/15/44).	22,671	22,671

		348,561
TIME DEPOSITS(3)—0.02%
Deutsche Bank AG
5.31%, 08/01/06	4,533	4,533
Rabobank Nederland NV
5.29%, 08/01/06	28,338	28,338
Societe Generale
5.29%, 08/01/06	17,003	17,003
Wells Fargo Bank N.A.
5.30%, 08/01/06	17,003	17,003

		66,877
VARIABLE & FLOATING RATE NOTES(3)—0.15%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	29,018	29,023
American Express Bank
5.37%, 02/28/07	11,335	11,336
American Express Centurion Bank
5.46%, 07/19/07	12,469	12,483
American Express Credit Corp.
5.43%, 07/05/07	3,401	3,403
ASIF Global Financing
5.17%, 05/03/07(4)	1,134	1,134
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	7,368	7,368
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	16,436	16,437
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	28,905	28,907
BMW US Capital LLC
5.37%, 07/13/07(4)	11,335	11,335
BNP Paribas
5.14%, 05/18/07(4)	20,970	20,970
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	8,275	8,275
CC USA Inc.
5.48%, 07/30/07(4)	5,668	5,668
Commodore CDO Ltd.
5.38%, 06/12/07(4)	2,834	2,834
Credit Agricole SA
5.48%, 07/23/07	11,335	11,335

Credit Suisse First Boston NY
5.51%, 04/24/07	5,668	5,668
Cullinan Finance Corp.
5.36%, 04/25/07(4)	2,834	2,834
DEPFA Bank PLC
5.37%, 06/15/07	11,335	11,335
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	13,036	13,037
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	11,335	11,335
Fifth Third Bancorp
5.38%, 06/22/07(4)	22,671	22,671
First Tennessee Bank N.A.
5.21%, 08/25/06	3,401	3,401
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	11,335	11,334
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	11,902	11,905
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	17,003	17,006
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	11,335	11,335
JP Morgan Chase & Co.
5.32%, 08/02/07	8,501	8,501
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	8,501	8,501
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	11,832	11,832
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	14,169	14,165
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	12,469	12,467
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	4,995	4,995
Marshall & Ilsley Bank
5.35%, 07/13/07	6,234	6,234
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	17,003	17,003
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	1,134	1,134
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	1,428	1,428
Mound Financing PLC
5.32%, 05/08/07(4)	10,655	10,655
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	11,335	11,334
National City Bank of Indiana
5.17%, 05/21/07	5,668	5,668
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	37,407	37,416
Newcastle Ltd.
5.42%, 04/24/07(4)	3,996	3,995
Northern Rock PLC
5.39%, 08/03/07(4)	13,602	13,603
Principal Life Global Funding I
5.81%, 02/08/07	5,101	5,113
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	8,501	8,501
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	11,335	11,335
Strips III LLC
5.45%, 07/24/07(4)	2,834	2,834
SunTrust Bank
5.32%, 05/01/07	11,335	11,336

Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	27,658	27,656
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	15,869	15,869
US Bank N.A.
5.33%, 09/29/06	5,101	5,101
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	17,249	17,249
Wachovia Bank N.A.
5.36%, 05/22/07	22,671	22,671
Wells Fargo & Co.
5.38%, 08/15/07(4)	5,668	5,668
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	8,501	8,501
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	36,840	36,832
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	3,828	3,829

		643,795

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,731,017)		1,731,017

TOTAL INVESTMENTS IN SECURITIES —100.35%
(Cost: $394,825,587)		420,283,418
Other Assets, Less Liabilities —(0.35)%		(1,460,529)

NET ASSETS —100.00%		$418,822,889

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.87%

BANKS—44.20%
AMCORE Financial Inc.	2,522	$72,255
AmSouth Bancorp	35,844	1,027,289
Associated Bancorp	13,778	432,078
BancorpSouth Inc.	7,989	218,499
Bank of America Corp.	499,100	25,718,623
Bank of Hawaii Corp.	5,811	287,877
Bank of New York Co. Inc. (The)	83,267	2,798,604
BB&T Corp.	60,251	2,529,939
Cathay General Bancorp	4,723	173,570
Chittenden Corp.	5,062	142,850
Citizens Banking Corp.	4,358	110,650
City National Corp.	4,400	293,524
Colonial BancGroup Inc. (The)	16,608	421,843
Comerica Inc.	17,871	1,046,347
Commerce Bancorp Inc.	20,016	679,943
Commerce Bancshares Inc.	7,287	370,763
Compass Bancshares Inc.	14,118	832,115
Cullen/Frost Bankers Inc.	6,002	352,437
East West Bancorp Inc.	6,217	250,856
Fifth Third Bancorp	51,529	1,965,316
First BanCorp (Puerto Rico)	8,035	76,252
First Horizon National Corp.	13,549	567,703
First Midwest Bancorp Inc.	5,342	190,709
FirstMerit Corp.	8,392	183,953
FNB Corp. (Pennsylvania)	5,671	93,798
Fremont General Corp.	7,299	129,557
Fulton Financial Corp.	18,650	308,658
Greater Bay Bancorp	5,389	154,341
Huntington Bancshares Inc.	25,723	626,355
Investors Financial Services Corp.	6,993	313,426
KeyCorp	44,578	1,644,928
M&T Bank Corp.	8,786	1,071,189
Marshall & Ilsley Corp.	23,824	1,119,013
Mellon Financial Corp.	45,423	1,589,805
Mercantile Bankshares Corp.	13,540	481,482
National City Corp.	62,550	2,251,800
North Fork Bancorp Inc.	47,387	1,342,474
Northern Trust Corp.	21,232	1,212,347
Old National Bancorp	6,718	128,179
Pacific Capital Bancorp	5,223	153,870
Park National Corp.	1,262	128,207
PNC Financial Services Group	32,296	2,287,849
Popular Inc.	27,848	500,985
Provident Bankshares Corp.	3,582	131,710
Regions Financial Corp.	50,171	1,820,706
Republic Bancorp Inc.	8,050	105,133
Sky Financial Group Inc.	12,129	297,524
South Financial Group Inc. (The)	8,033	217,052
State Street Corp.	36,447	2,189,007

Sterling Bancshares Inc.	4,841	94,835
SunTrust Banks Inc.	39,540	3,118,520
Susquehanna Bancshares Inc.	5,560	134,441
SVB Financial Group(1)(2)	3,841	172,154
Synovus Financial Corp.	29,423	831,494
TCF Financial Corp.	13,979	376,175
TD Banknorth Inc.	12,701	368,329
Texas Regional Bancshares Inc. Class A	5,525	209,453
TrustCo Bank Corp. NY(2)	7,961	87,651
Trustmark Corp.	5,285	167,587
U.S. Bancorp	194,517	6,224,544
UCBH Holdings Inc.	9,977	166,416
Umpqua Holdings Corp.	6,190	161,497
UnionBanCal Corp.	6,024	372,223
United Bancshares Inc.	4,628	164,896
Valley National Bancorp	12,567	326,365
W Holding Co. Inc.	14,361	75,682
Wachovia Corp.	175,887	9,432,820
Webster Financial Corp.	5,779	272,538
Wells Fargo & Co.	182,844	13,226,935
Westamerica Bancorp	3,401	163,622
Whitney Holding Corp.	7,141	257,719
Wilmington Trust Corp.	7,262	316,260
Wintrust Financial Corp.	2,519	120,937
Zions Bancorporation	11,585	951,592

		98,838,075
COMMERCIAL SERVICES—0.87%
Equifax Inc.	14,113	455,568
Moody’s Corp.	27,186	1,491,968

		1,947,536
DIVERSIFIED FINANCIAL SERVICES—49.11%
Affiliated Managers Group Inc.(1)	3,612	330,679
American Express Co.	120,736	6,285,516
AmeriCredit Corp.(1)	14,224	349,768
Ameriprise Financial Inc.	23,886	1,065,316
Bear Stearns Companies Inc. (The)	12,425	1,762,735
BlackRock Inc.	1,561	201,619
Capital One Financial Corp.	32,813	2,538,086
Chicago Mercantile Exchange Holdings Inc.	3,502	1,615,122
CIT Group Inc.	21,770	999,461
Citigroup Inc.	543,695	26,265,905
CompuCredit Corp.(1)	4,326	141,330
Countrywide Financial Corp.	66,560	2,384,845
Doral Financial Corp.	10,031	51,359
E*TRADE Financial Corp.(1)	46,139	1,075,500
Eaton Vance Corp.	14,063	348,200
Edwards (A.G.) Inc.	8,437	455,260
Federal Home Loan Mortgage Corp.	75,494	4,368,083
Federal National Mortgage Association	105,816	5,069,645
Federated Investors Inc. Class B	10,401	322,535
First Marblehead Corp. (The)(2)	3,484	159,567
Franklin Resources Inc.	19,248	1,760,230
Goldman Sachs Group Inc. (The)	40,492	6,185,153
IndyMac Bancorp Inc.	6,699	283,033
Investment Technology Group Inc.(1)	4,725	237,951
Janus Capital Group Inc.	22,997	372,321
Jefferies Group Inc.	11,360	295,133
JP Morgan Chase & Co.	379,986	17,334,961
Knight Capital Group Inc. Class A(1)	11,774	194,742
LaBranche & Co. Inc.(1)(2)	5,947	58,756
Lazard Ltd. Class A	4,009	156,551

Legg Mason Inc.	13,961	1,165,325
Lehman Brothers Holdings Inc.	59,261	3,849,002
Merrill Lynch & Co. Inc.	100,176	7,294,816
Morgan Stanley	107,075	7,120,487
Nasdaq Stock Market Inc. (The)(1)	10,875	299,389
National Financial Partners Corp.	3,516	158,361
Nuveen Investments Inc. Class A	8,624	409,554
NYSE Group Inc.(1)(2)	5,670	352,617
Piper Jaffray Companies Inc.(1)	2,187	111,953
Raymond James Financial Inc.	9,943	288,944
Rowe (T.) Price Group Inc.	28,909	1,194,231
Schwab (Charles) Corp. (The)	115,815	1,839,142
SLM Corp.	45,104	2,268,731
SWS Group Inc.	1,924	50,159
TD Ameritrade Holding Corp.	34,066	558,001
Waddell & Reed Financial Inc. Class A	9,187	200,001

		109,830,075
INSURANCE—0.25%
MGIC Investment Corp.	9,745	554,588

		554,588
INTERNET—0.01%
NetBank Inc.	5,059	27,824

		27,824
SAVINGS & LOANS—5.13%
Anchor BanCorp Wisconsin Inc.	2,191	65,073
Astoria Financial Corp.	10,546	313,743
Commercial Capital Bancorp Inc.	5,653	89,770
Dime Community Bancshares	3,784	52,862
Downey Financial Corp.	2,383	158,112
First Niagara Financial Group Inc.	12,886	188,522
FirstFed Financial Corp.(1)	1,786	100,820
Golden West Financial Corp.	33,543	2,470,777
Harbor Florida Bancshares Inc.	2,380	105,244
Hudson City Bancorp Inc.	58,689	761,196
MAF Bancorp Inc.	3,511	143,951
New York Community Bancorp Inc.(2)	29,208	476,967
NewAlliance Bancshares Inc.	11,221	158,328
People’s Bank	6,485	232,747
PFF Bancorp Inc.	2,417	90,758
Provident Financial Services Inc.	7,347	132,540
Sovereign Bancorp Inc.	42,962	886,736
Washington Federal Inc.	9,406	210,412
Washington Mutual Inc.	108,447	4,847,581

		11,486,139
SOFTWARE—0.30%
MoneyGram International Inc.	9,135	279,988
SEI Investments Co.	7,833	382,720

		662,708

TOTAL COMMON STOCKS
(Cost: $211,763,966)		223,346,945

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.34%

CERTIFICATES OF DEPOSIT(3)—0.01%
Credit Suisse First Boston NY
5.28%, 04/23/07	$541	541
Societe Generale
5.33%, 12/08/06	5,415	5,415
Washington Mutual Bank
5.28%, 08/07/06	2,707	2,707
Wells Fargo Bank N.A.
4.78%, 12/05/06	4,332	4,332

		12,995
COMMERCIAL PAPER(3)—0.04%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	1,580	1,551
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	5,415	5,415
ASAP Funding Ltd.
5.21%, 08/08/06(4)	2,599	2,596
Barton Capital Corp.
5.29%, 08/01/06(4)	5,176	5,176
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	2,748	2,747
CC USA Inc.
5.03%, 10/24/06(4)	1,083	1,070
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	3,995	3,918
Five Finance Inc.
5.19%, 12/01/06(4)	2,437	2,394
General Electric Capital Corp.
5.26%, 08/02/06	5,415	5,414
General Electric Capital Services Inc.
5.22%, 12/11/06	541	531
General Electric Co.
5.26%, 08/02/06	5,415	5,414
Giro Funding Corp.
5.32%, 08/09/06(4)	1,624	1,623
Govco Inc.
5.22%, 08/03/06(4)	5,415	5,413
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	1,841	1,820
Landale Funding LLC
5.30%, 08/15/06(4)	5,956	5,944
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	2,958	2,912
Lockhart Funding LLC
5.28%, 08/04/06(4)	1,408	1,407
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	13,537	13,530
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	12,979	12,965
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	8,585	8,585
Tulip Funding Corp.
5.30%, 08/01/06(4)	2,707	2,707
White Pine Finance LLC
5.12%, 10/27/06(4)	1,023	1,011

		94,143
MEDIUM-TERM NOTES(3)—0.01%
Bank of America N.A.
5.28%, 04/20/07	1,354	1,354

Cullinan Finance Corp.
5.71%, 06/28/07(4)	4,061	4,061
K2 USA LLC
5.39%, 06/04/07(4)	4,061	4,061
Marshall & Ilsley Bank
5.18%, 12/15/06	5,415	5,422
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	6,335	6,335
US Bank N.A.
2.85%, 11/15/06	1,083	1,077

		22,310
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	117,844	117,844

		117,844
REPURCHASE AGREEMENTS(3)—0.08%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $10,832 (collateralized by non-U.S. Government debt securities, value $11,173, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$10,830	10,830
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $21,662 (collateralized by non-U.S. Government debt securities, value $22,130, 5.00% to 5.50%, 2/1/34 to 7/1/34).	21,659	21,659
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $8,123 (collateralized by non-U.S. Government debt securities, value $8,950, 0.20% to 6.43%, 9/25/20 to 6/23/46).	8,122	8,122
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $24,371 (collateralized by non-U.S. Government debt securities, value $25,628, 4.92% to 5.93%, 10/25/33 to 10/25/35).	24,367	24,367
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $3,249 (collateralized by non-U.S. Government debt securities, value $3,667, 0.00% to 10.00%, 9/10/34 to 5/9/36).	3,249	3,249
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $10,832 (collateralized by non-U.S. Government debt securities, value $11,065, 3.00% to 8.57%, 10/15/06 to 2/15/38).	10,830	10,830
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $5,416 (collateralized by U.S. Government obligations, value $5,532, 4.81% to 5.82%, 1/1/33 to 7/1/36).	5,415	5,415
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value 5,416 (collateralized by non-U.S. Government debt securities, value $5,695, 5.97% to 9.01%, 10/27/10 to 3/25/37).	5,415	5,415

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $4,604 (collateralized by non-U.S. Government debt securities, value $4,841, 0.00% to 10.00%, 8/1/06 to 7/31/36).	4,603	4,603
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $16,247 (collateralized by non-U.S. Government debt securities, value $16,978, 0.66% to 9.61%, 2/22/11 to 7/25/46).	16,245	16,245
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $6,769 (collateralized by non-U.S. Government debt securities, value $6,996, 0.00% to 10.13%, 10/15/06 to 10/1/25).	6,768	6,768
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $27,078 (collateralized by U.S. Government obligations, value $27,791, 4.48% to 6.50%, 6/1/20 to 7/1/36).	27,074	27,074
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $5,416 (collateralized by non-U.S. Government debt securities, value $5,810, 3.22% to 7.30%, 5/15/07 to 10/25/45).	5,415	5,415
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $1,895 (collateralized by non-U.S. Government debt securities, value $1,955, 0.00% to 10.00%, 8/1/06 to 7/31/36).	1,895	1,895
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $3,969 (collateralized by non-U.S. Government debt securities, value $4,014, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	3,790	3,790
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $10,832 (collateralized by non-U.S. Government debt securities, value $11,375, 0.00% to 6.16%, 10/10/06 to 5/15/44).	10,830	10,830

		166,507
TIME DEPOSITS(3)—0.01%
Deutsche Bank AG
5.31%, 08/01/06	2,165	2,165
Rabobank Nederland NV
5.29%, 08/01/06	13,537	13,537
Societe Generale
5.29%, 08/01/06	8,122	8,122
Wells Fargo Bank N.A.
5.30%, 08/01/06	8,122	8,122

		31,946
VARIABLE & FLOATING RATE NOTES(3)—0.14%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	13,862	13,863
American Express Bank
5.37%, 02/28/07	5,415	5,414
American Express Centurion Bank
5.46%, 07/19/07	5,956	5,963
American Express Credit Corp.
5.43%, 07/05/07	1,624	1,625
ASIF Global Financing
5.17%, 05/03/07(4)	541	542

Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	3,520	3,520
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	7,851	7,851
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	13,808	13,809
BMW US Capital LLC
5.37%, 07/13/07(4)	5,415	5,415
BNP Paribas
5.14%, 05/18/07(4)	10,017	10,017
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	3,953	3,952
CC USA Inc.
5.48%, 07/30/07(4)	2,707	2,708
Commodore CDO Ltd.
5.38%, 06/12/07(4)	1,354	1,354
Credit Agricole SA
5.48%, 07/23/07	5,415	5,415
Credit Suisse First Boston NY
5.51%, 04/24/07	2,707	2,708
Cullinan Finance Corp.
5.36%, 04/25/07(4)	1,354	1,354
DEPFA Bank PLC
5.37%, 06/15/07	5,415	5,415
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	6,227	6,227
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	5,415	5,415
Fifth Third Bancorp
5.38%, 06/22/07(4)	10,830	10,830
First Tennessee Bank N.A.
5.21%, 08/25/06	1,624	1,624
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	5,415	5,415
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	5,686	5,687
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	8,122	8,124
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	5,415	5,415
JP Morgan Chase & Co.
5.32%, 08/02/07	4,061	4,061
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	4,061	4,061
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	5,652	5,652
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	6,768	6,767
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	5,956	5,955
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	2,386	2,386
Marshall & Ilsley Bank
5.35%, 07/13/07	2,978	2,978
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	8,122	8,122
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	541	541
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	682	682
Mound Financing PLC
5.32%, 05/08/07(4)	5,090	5,090

Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	5,415	5,414
National City Bank of Indiana
5.17%, 05/21/07	2,707	2,708
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	17,869	17,874
Newcastle Ltd.
5.42%, 04/24/07(4)	1,909	1,908
Northern Rock PLC
5.39%, 08/03/07(4)	6,498	6,498
Principal Life Global Funding I
5.81%, 02/08/07	2,437	2,443
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	4,061	4,060
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	5,415	5,415
Strips III LLC
5.45%, 07/24/07(4)	1,354	1,354
SunTrust Bank
5.32%, 05/01/07	5,415	5,415
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	13,212	13,211
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	7,581	7,581
US Bank N.A.
5.33%, 09/29/06	2,437	2,437
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	8,239	8,239
Wachovia Bank N.A.
5.36%, 05/22/07	10,830	10,830
Wells Fargo & Co.
5.38%, 08/15/07(4)	2,707	2,708
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	4,061	4,061
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	17,598	17,595
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	1,829	1,829

		307,537

TOTAL SHORT-TERM INVESTMENTS
(Cost: $753,282)		753,282

TOTAL INVESTMENTS IN SECURITIES —100.21%
(Cost: $212,517,248)		224,100,227
Other Assets, Less Liabilities —(0.21)%		(473,944)

NET ASSETS —100.00%		$223,626,283

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.90%

COMMERCIAL SERVICES—2.47%
PAREXEL International Corp.(1)	4,928	$146,214
Pharmaceutical Product Development Inc.	14,724	566,579
PRA International(1)	4,027	93,185
SFBC International Inc.(1)(2)	4,074	66,040

		872,018
HEALTH CARE - PRODUCTS—0.39%
LCA-Vision Inc.	3,150	135,922

		135,922
HEALTH CARE - SERVICES—77.57%
Aetna Inc.	58,399	1,838,984
Amedisys Inc.(1)	3,087	117,892
AMERIGROUP Corp.(1)	8,496	247,234
AmSurg Corp.(1)	5,533	122,667
Apria Healthcare Group Inc.(1)	7,842	137,392
Brookdale Senior Living Inc.	7,419	344,983
Centene Corp.(1)	7,345	119,356
Community Health Systems Inc.(1)	14,116	511,846
Covance Inc.(1)	8,964	571,545
Coventry Health Care Inc.(1)	19,637	1,034,870
DaVita Inc.(1)	13,887	694,628
Genesis HealthCare Corp.(1)	3,645	177,038
HCA Inc.	41,415	2,035,961
Health Management Associates Inc. Class A	32,416	659,017
Health Net Inc.(1)	15,385	645,708
Healthways Inc.(1)	5,692	305,774
Humana Inc.(1)	20,077	1,122,907
Kindred Healthcare Inc.(1)	6,916	182,790
Laboratory Corp. of America Holdings(1)	15,352	988,976
LifePoint Hospitals Inc.(1)	8,588	289,330
Lincare Holdings Inc.(1)	13,732	478,011
Magellan Health Services Inc.(1)	6,182	297,169
Manor Care Inc.	11,254	563,263
Matria Healthcare Inc.(1)	4,166	102,775
Molina Healthcare Inc.(1)	2,737	90,704
Odyssey Healthcare Inc.(1)	6,757	121,694
Pediatrix Medical Group Inc.(1)	7,692	326,141
Psychiatric Solutions Inc.(1)	9,023	284,134
Quest Diagnostics Inc.	18,401	1,106,268
Sierra Health Services Inc.(1)	8,082	348,981
Sunrise Senior Living Inc.(1)	7,394	213,539
Tenet Healthcare Corp.(1)	66,816	395,551
Triad Hospitals Inc.(1)	12,718	495,620
United Surgical Partners International Inc.(1)	7,491	185,028
UnitedHealth Group Inc.	111,370	5,326,827
Universal Health Services Inc. Class B	7,768	435,008
Wellcare Health Plans Inc.(1)	5,603	274,883
WellPoint Inc.(1)	55,738	4,152,481

		27,346,975

INSURANCE—3.60%
CIGNA Corp.	13,929	1,271,021

		1,271,021
INTERNET—0.20%
eResearch Technology Inc.(1)	8,316	70,353

		70,353
PHARMACEUTICALS—15.25%
Caremark Rx Inc.	46,006	2,429,117
Express Scripts Inc.(1)	15,070	1,160,842
HealthExtras Inc.(1)	5,640	146,414
Medco Health Solutions Inc.(1)	27,628	1,639,169

		5,375,542
SOFTWARE—0.42%
Per-Se Technologies Inc.(1)	6,195	147,875

		147,875

TOTAL COMMON STOCKS
(Cost: $35,196,369)		35,219,706

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.19%

CERTIFICATES OF DEPOSIT(3)—0.00%
Credit Suisse First Boston NY
5.28%, 04/23/07	$7	7
Societe Generale
5.33%, 12/08/06	68	68
Washington Mutual Bank
5.28%, 08/07/06	34	34
Wells Fargo Bank N.A.
4.78%, 12/05/06	55	55

		164
COMMERCIAL PAPER(3)—0.00%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	20	20
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	68	68
ASAP Funding Ltd.
5.21%, 08/08/06(4)	33	33
Barton Capital Corp.
5.29%, 08/01/06(4)	65	65
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	35	35
CC USA Inc.
5.03%, 10/24/06(4)	14	13
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	50	49
Five Finance Inc.
5.19%, 12/01/06(4)	31	30
General Electric Capital Corp.
5.26%, 08/02/06	68	68
General Electric Capital Services Inc.
5.22%, 12/11/06	7	7

General Electric Co.
5.26%, 08/02/06	68	68
Giro Funding Corp.
5.32%, 08/09/06(4)	20	20
Govco Inc.
5.22%, 08/03/06(4)	68	68
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	23	23
Landale Funding LLC
5.30%, 08/15/06(4)	75	75
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	37	37
Lockhart Funding LLC
5.28%, 08/04/06(4)	18	18
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	170	170
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	163	163
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	108	108
Tulip Funding Corp.
5.30%, 08/01/06(4)	34	34
White Pine Finance LLC
5.12%, 10/27/06(4)	13	13

		1,185
MEDIUM-TERM NOTES(3)—0.00%
Bank of America N.A.
5.28%, 04/20/07	17	17
Cullinan Finance Corp.
5.71%, 06/28/07(4)	51	51
K2 USA LLC
5.39%, 06/04/07(4)	51	51
Marshall & Ilsley Bank
5.18%, 12/15/06	68	68
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	80	80
US Bank N.A.
2.85%, 11/15/06	14	14

		281
MONEY MARKET FUNDS—0.17%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	58,301	58,301

		58,301
REPURCHASE AGREEMENTS(3)—0.01%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $136 (collateralized by non-U.S. Government debt securities, value $141, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$136	136
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $273 (collateralized by non-U.S. Government debt securities, value $279, 5.00% to 5.50%, 2/1/34 to 7/1/34).	273	273

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $102 (collateralized by non-U.S. Government debt securities, value $113, 0.20% to 6.43%, 9/25/20 to 6/23/46).	102	102
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $306 (collateralized by non-U.S. Government debt securities, value $323, 4.92% to 5.93%, 10/25/33 to 10/25/35).	306	306
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $41 (collateralized by non-U.S. Government debt securities, value $46, 0.00% to 10.00%, 9/10/34 to 5/9/36).	41	41
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $136 (collateralized by non-U.S. Government debt securities, value $139, 3.00% to 8.57%, 10/15/06 to 2/15/38).	136	136
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $68 (collateralized by U.S. Government obligations, value $70, 4.81% to 5.82%, 1/1/33 to 7/1/36).	68	68
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $68 (collateralized by non-U.S. Government debt securities, value $72, 5.97% to 9.01%, 10/27/10 to 3/25/37).	68	68
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $58 (collateralized by non-U.S. Government debt securities, value $61, 0.00% to 10.00%, 8/1/06 to 7/31/36).	58	58
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $204 (collateralized by non-U.S. Government debt securities, value $214, 0.66% to 9.61%, 2/22/11 to 7/25/46).	204	204
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $85 (collateralized by non-U.S. Government debt securities, value $88, 0.00% to 10.13%, 10/15/06 to 10/1/25).	85	85
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $341 (collateralized by U.S. Government obligations, value $350, 4.48% to 6.50%, 6/1/20 to 7/1/36).	341	341
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $68 (collateralized by non-U.S. Government debt securities, value $73, 3.22% to 7.30%, 5/15/07 to 10/25/45).	68	68
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $24 (collateralized by non-U.S. Government debt securities, value $25, 0.00% to 10.00%, 8/1/06 to 7/31/36).	24	24
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $50 (collateralized by non-U.S. Government debt securities, value $51, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	48	48

Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $136 (collateralized by non-U.S. Government debt securities, value $143, 0.00% to 6.16%, 10/10/06 to 5/15/44).	136	136

		2,094
TIME DEPOSITS(3)—0.00%
Deutsche Bank AG
5.31%, 08/01/06	27	27
Rabobank Nederland NV
5.29%, 08/01/06	170	170
Societe Generale
5.29%, 08/01/06	102	102
Wells Fargo Bank N.A.
5.30%, 08/01/06	102	102

		401
VARIABLE & FLOATING RATE NOTES(3)—0.01%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	175	182
American Express Bank
5.37%, 02/28/07	68	68
American Express Centurion Bank
5.46%, 07/19/07	75	75
American Express Credit Corp.
5.43%, 07/05/07	20	20
ASIF Global Financing
5.17%, 05/03/07(4)	7	7
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	44	44
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	99	99
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	174	174
BMW US Capital LLC
5.37%, 07/13/07(4)	68	68
BNP Paribas
5.14%, 05/18/07(4)	126	126
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	50	49
CC USA Inc.
5.48%, 07/30/07(4)	34	34
Commodore CDO Ltd.
5.38%, 06/12/07(4)	17	17
Credit Agricole SA
5.48%, 07/23/07	68	68
Credit Suisse First Boston NY
5.51%, 04/24/07	34	34
Cullinan Finance Corp.
5.36%, 04/25/07(4)	17	17
DEPFA Bank PLC
5.37%, 06/15/07	68	68
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	78	79
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	68	68
Fifth Third Bancorp
5.38%, 06/22/07(4)	136	136
First Tennessee Bank N.A.
5.21%, 08/25/06	20	20

Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	68	68
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	72	72
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	102	102
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	68	68
JP Morgan Chase & Co.
5.32%, 08/02/07	51	51
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	51	51
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	71	71
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	85	85
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	75	75
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	30	30
Marshall & Ilsley Bank
5.35%, 07/13/07	37	37
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	102	102
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	7	7
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	9	9
Mound Financing PLC
5.32%, 05/08/07(4)	64	64
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	68	68
National City Bank of Indiana
5.17%, 05/21/07	34	34
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	225	225
Newcastle Ltd.
5.42%, 04/24/07(4)	24	24
Northern Rock PLC
5.39%, 08/03/07(4)	82	82
Principal Life Global Funding I
5.81%, 02/08/07	31	31
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	51	51
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	68	68
Strips III LLC
5.45%, 07/24/07(4)	17	17
SunTrust Bank
5.32%, 05/01/07	68	68
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	166	166
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	95	95
US Bank N.A.
5.33%, 09/29/06	31	31
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	104	104
Wachovia Bank N.A.
5.36%, 05/22/07	136	136
Wells Fargo & Co.
5.38%, 08/15/07(4)	34	34
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	51	51

White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	222	222
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	23	23

		3,875

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,301)		66,301

TOTAL INVESTMENTS IN SECURITIES —100.09%
(Cost: $35,262,670)		35,286,007
Other Assets, Less Liabilities —(0.09)%		(31,899)

NET ASSETS —100.00%		$35,254,108

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.92%

AGRICULTURE—0.07%
Delta & Pine Land Co.	24,938	$853,129

		853,129
BIOTECHNOLOGY—12.29%
Affymetrix Inc.(1)(2)	45,484	981,090
Alexion Pharmaceuticals Inc.(1)	21,369	734,239
Amgen Inc.(1)	811,931	56,624,068
Applera Corp.-Celera Genomics Group(1)	52,585	709,897
Biogen Idec Inc.(1)	234,959	9,896,473
Bio-Rad Laboratories Inc. Class A(1)	12,256	807,548
Celgene Corp.(1)	237,532	11,375,407
Cell Genesys Inc.(1)	32,280	158,495
Charles River Laboratories International Inc.(1)	49,360	1,752,280
CuraGen Corp.(1)(2)	36,706	111,586
Enzo Biochem Inc.(1)	23,345	300,917
Enzon Pharmaceuticals Inc.(1)(2)	33,243	266,276
Genentech Inc.(1)	319,605	25,830,476
Genzyme Corp.(1)	178,239	12,170,159
Human Genome Sciences Inc.(1)	91,956	892,893
ICOS Corp.(1)	41,580	949,687
Incyte Corp.(1)	63,297	269,645
InterMune Inc.(1)(2)	18,283	291,980
Invitrogen Corp.(1)	36,185	2,235,871
MedImmune Inc.(1)	171,595	4,355,081
Millennium Pharmaceuticals Inc.(1)	211,896	2,080,819
Millipore Corp.(1)	36,007	2,255,839
Myriad Genetics Inc.(1)	25,870	636,919
Nektar Therapeutics(1)(2)	59,798	974,707
PDL BioPharma Inc.(1)	77,556	1,396,784
Regeneron Pharmaceuticals Inc.(1)	33,354	455,616
Savient Pharmaceuticals Inc.(1)	41,659	245,788
Telik Inc.(1)(2)	36,537	619,668
Vertex Pharmaceuticals Inc.(1)	74,380	2,493,218

		141,873,426
COMMERCIAL SERVICES—0.30%
Albany Molecular Research Inc.(1)	14,411	129,699
PAREXEL International Corp.(1)	18,865	559,725
Pharmaceutical Product Development Inc.	71,371	2,746,356

		3,435,780
DISTRIBUTION & WHOLESALE—0.07%
Owens & Minor Inc.	26,772	808,782

		808,782
ELECTRONICS—1.62%
Applera Corp.-Applied Biosystems Group	126,403	4,063,856
Fisher Scientific International Inc.(1)	84,968	6,296,978
Molecular Devices Corp.(1)	11,918	275,187

Thermo Electron Corp.(1)	111,769	4,136,571
Varian Inc.(1)	21,600	971,568
Waters Corp.(1)	72,827	2,962,602

		18,706,762
HEALTH CARE - PRODUCTS—27.34%
Advanced Medical Optics Inc.(1)	46,696	2,299,778
Alcon Inc.	54,368	6,003,315
American Medical Systems Holdings Inc.(1)	46,370	846,252
ArthroCare Corp.(1)(2)	17,195	757,268
Bard (C.R.) Inc.	72,256	5,128,008
Bausch & Lomb Inc.	36,272	1,715,666
Baxter International Inc.	452,375	18,999,750
Beckman Coulter Inc.	43,034	2,463,696
Becton, Dickinson & Co.	159,623	10,522,348
Biomet Inc.	158,595	5,224,119
Biosite Inc.(1)	11,564	450,765
Boston Scientific Corp.(1)	933,639	15,881,199
Cooper Companies Inc.	30,568	1,351,106
Cyberonics Inc.(1)	15,939	341,573
Cytyc Corp.(1)	78,419	1,929,107
Dade Behring Holdings Inc.	61,459	2,503,225
Datascope Corp.	8,589	263,940
DENTSPLY International Inc.	100,453	3,144,179
Edwards Lifesciences Corp.(1)	41,492	1,835,606
Gen-Probe Inc.(1)	35,033	1,819,964
Haemonetics Corp.(1)	17,679	775,578
Henry Schein Inc.(1)	60,167	2,852,517
Hillenbrand Industries Inc.	40,646	2,018,480
Hologic Inc.(1)(2)	30,766	1,381,701
IDEXX Laboratories Inc.(1)	22,420	1,984,170
Immucor Inc.(1)	45,412	904,153
Intuitive Surgical Inc.(1)	24,895	2,370,004
Invacare Corp.	21,864	459,800
Johnson & Johnson	2,046,973	128,038,161
Kinetic Concepts Inc.(1)	35,930	1,601,041
Kyphon Inc.(1)	29,576	1,007,359
Medtronic Inc.	832,991	42,082,705
Mentor Corp.	26,279	1,168,364
Patterson Companies Inc.(1)(2)	88,102	2,930,273
PolyMedica Corp.	16,494	638,483
PSS World Medical Inc.(1)	44,999	893,230
ResMed Inc.(1)	51,266	2,379,255
Respironics Inc.(1)	49,571	1,763,736
St. Jude Medical Inc.(1)	252,968	9,334,519
Steris Corp.	46,955	1,087,947
Stryker Corp.	192,878	8,777,878
TECHNE Corp.(1)	25,114	1,247,915
Varian Medical Systems Inc.(1)	90,099	4,083,287
Ventana Medical Systems Inc.(1)	22,594	1,053,106
Viasys Healthcare Inc.(1)	21,046	542,145
Zimmer Holdings Inc.(1)	170,414	10,776,981

		315,633,652
HEALTH CARE-SERVICES—14.41%
Aetna Inc.	394,968	12,437,542
AMERIGROUP Corp.(1)	35,197	1,024,233
Apria Healthcare Group Inc.(1)	27,598	483,517
Centene Corp.(1)	29,809	484,396
Community Health Systems Inc.(1)	66,973	2,428,441
Covance Inc.(1)	43,576	2,778,406
Coventry Health Care Inc.(1)	111,642	5,883,533
DaVita Inc.(1)	70,532	3,528,011

HCA Inc.	267,488	13,149,710
Health Management Associates Inc. Class A	166,929	3,393,667
Health Net Inc.(1)	79,495	3,336,405
Healthways Inc.(1)	24,028	1,290,784
Humana Inc.(1)	110,912	6,203,308
Laboratory Corp. of America Holdings(1)	86,626	5,580,447
LifePoint Hospitals Inc.(1)	36,060	1,214,861
Lincare Holdings Inc.(1)	67,234	2,340,416
Magellan Health Services Inc.(1)	24,741	1,189,300
Manor Care Inc.	54,790	2,742,239
Odyssey Healthcare Inc.(1)	24,206	435,950
Pediatrix Medical Group Inc.(1)	33,070	1,402,168
Psychiatric Solutions Inc.(1)	35,921	1,131,152
Quest Diagnostics Inc.	106,076	6,377,289
Sierra Health Services Inc.(1)	35,515	1,533,538
Sunrise Senior Living Inc.(1)	29,078	839,773
Tenet Healthcare Corp.(1)	321,859	1,905,405
Triad Hospitals Inc.(1)	59,464	2,317,312
United Surgical Partners International Inc.(1)	29,557	730,058
UnitedHealth Group Inc.	927,774	44,375,430
Universal Health Services Inc. Class B	35,806	2,005,136
Wellcare Health Plans Inc.(1)	23,280	1,142,117
WellPoint Inc.(1)	439,235	32,723,008

		166,407,552
INSURANCE—0.66%
CIGNA Corp.	82,963	7,570,374

		7,570,374
INTERNET—0.02%
eResearch Technology Inc.(1)(2)	26,950	227,997

		227,997
PHARMACEUTICALS—43.14%
Abbott Laboratories	1,059,635	50,618,764
Abraxis BioScience Inc.(1)	15,876	318,314
Alkermes Inc.(1)	62,031	1,064,452
Allergan Inc.	104,486	11,268,815
Alpharma Inc. Class A	28,812	650,575
Amylin Pharmaceuticals Inc.(1)(2)	76,957	3,755,502
Barr Pharmaceuticals Inc.(1)	70,065	3,486,434
Bristol-Myers Squibb Co.	1,346,248	32,269,565
Caremark Rx Inc.	310,553	16,397,198
Cell Therapeutics Inc.(1)(2)	64,923	82,452
Cephalon Inc.(1)(2)	41,064	2,699,547
Cubist Pharmaceuticals Inc.(1)	36,883	845,358
CV Therapeutics Inc.(1)	29,402	360,175
Endo Pharmaceuticals Holdings Inc.(1)	89,844	2,791,453
Express Scripts Inc.(1)	84,933	6,542,389
Forest Laboratories Inc.(1)	224,887	10,414,517
Gilead Sciences Inc.(1)	318,027	19,552,300
Hospira Inc.(1)	108,721	4,750,020
ImClone Systems Inc.(1)	46,772	1,520,090
King Pharmaceuticals Inc.(1)	166,956	2,841,591
Lilly (Eli) & Co.	666,131	37,816,257
Medarex Inc.(1)	80,953	756,911
Medco Health Solutions Inc.(1)	208,525	12,371,788
Medicines Co. (The)(1)	33,025	691,874
Medicis Pharmaceutical Corp. Class A	38,142	1,051,194
Merck & Co. Inc.	1,516,981	61,088,825
MGI Pharma Inc.(1)	54,700	799,167
Mylan Laboratories Inc.	143,425	3,149,613
Nabi Biopharmaceuticals(1)	44,225	224,663

Neurocrine Biosciences Inc.(1)	25,398	234,932
Noven Pharmaceuticals Inc.(1)	15,938	314,935
NPS Pharmaceuticals Inc.(1)	30,046	117,179
Onyx Pharmaceuticals Inc.(1)	27,017	424,437
OSI Pharmaceuticals Inc.(1)	40,253	1,344,048
Par Pharmaceutical Companies Inc.(1)	22,748	346,680
Perrigo Co.	62,936	996,906
Pfizer Inc.	5,044,133	131,097,017
Schering-Plough Corp.	1,017,485	20,797,393
Sepracor Inc.(1)	74,276	3,669,234
Taro Pharmaceutical Industries Ltd.(1)(2)	16,034	166,914
Trimeris Inc.(1)	11,963	113,649
United Therapeutics Inc.(1)	15,728	932,828
Valeant Pharmaceuticals International	64,468	1,114,007
Watson Pharmaceuticals Inc.(1)	77,223	1,729,023
Wyeth	918,971	44,542,524

		498,121,509

TOTAL COMMON STOCKS
(Cost: $1,196,361,836)		1,153,638,963

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.03%

CERTIFICATES OF DEPOSIT(3)—0.02%
Credit Suisse First Boston NY
5.28%, 04/23/07	$8,704	8,704
Societe Generale
5.33%, 12/08/06	87,041	87,041
Washington Mutual Bank
5.28%, 08/07/06	43,520	43,520
Wells Fargo Bank N.A.
4.78%, 12/05/06	69,633	69,633

		208,898
COMMERCIAL PAPER(3)—0.13%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	25,397	24,986
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	87,041	87,041
ASAP Funding Ltd.
5.21%, 08/08/06(4)	41,780	41,737
Barton Capital Corp.
5.29%, 08/01/06(4)	83,201	83,201
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	44,165	44,159
CC USA Inc.
5.03%, 10/24/06(4)	17,408	17,204
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	64,212	62,983
Five Finance Inc.
5.19%, 12/01/06(4)	39,168	38,479
General Electric Capital Corp.
5.26%, 08/02/06	87,041	87,028
General Electric Capital Services Inc.
5.22%, 12/11/06	8,704	8,537
General Electric Co.
5.26%, 08/02/06	87,041	87,028

Giro Funding Corp.
5.32%, 08/09/06(4)	26,112	26,081
Govco Inc.
5.22%, 08/03/06(4)	87,041	87,015
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	29,594	29,257
Landale Funding LLC
5.30%, 08/15/06(4)	95,745	95,547
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	47,543	46,818
Lockhart Funding LLC
5.28%, 08/04/06(4)	22,631	22,621
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	217,602	217,481
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	208,630	208,414
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	137,995	137,995
Tulip Funding Corp.
5.30%, 08/01/06(4)	43,520	43,520
White Pine Finance LLC
5.12%, 10/27/06(4)	16,451	16,247

		1,513,379
MEDIUM-TERM NOTES(3)—0.03%
Bank of America N.A.
5.28%, 04/20/07	21,760	21,760
Cullinan Finance Corp.
5.71%, 06/28/07(4)	65,281	65,281
K2 USA LLC
5.39%, 06/04/07(4)	65,281	65,281
Marshall & Ilsley Bank
5.18%, 12/15/06	87,041	87,152
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	101,838	101,837
US Bank N.A.
2.85%, 11/15/06	17,408	17,315

		358,626
MONEY MARKET FUNDS—0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	1,715,877	1,715,877

		1,715,877
REPURCHASE AGREEMENTS(3)—0.23%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $174,107 (collateralized by non-U.S. Government debt securities, value $179,609, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$174,081	174,081
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $348,214 (collateralized by non-U.S. Government debt securities, value $355,730, 5.00% to 5.50%, 2/1/34 to 7/1/34).	348,163	348,163

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $130,580 (collateralized by non-U.S. Government debt securities, value $143,861, 0.20% to 6.43%, 9/25/20 to 6/23/46).	130,561	130,561
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $391,741 (collateralized by non-U.S. Government debt securities, value $411,966, 4.92% to 5.93%, 10/25/33 to 10/25/35).	391,683	391,683
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $52,232 (collateralized by non-U.S. Government debt securities, value $58,953, 0.00% to 10.00%, 9/10/34 to 5/9/36).	52,224	52,224
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $174,107 (collateralized by non-U.S. Government debt securities, value $177,865, 3.00% to 8.57%, 10/15/06 to 2/15/38).	174,081	174,081
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $87,054 (collateralized by U.S. Government obligations, value $88,932, 4.81% to 5.82%, 1/1/33 to 7/1/36).	87,041	87,041
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $87,054 (collateralized by non-U.S. Government debt securities, value $91,548, 5.97% to 9.01%, 10/27/10 to 3/25/37).	87,041	87,041
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $73,996 (collateralized by non-U.S. Government debt securities, value $77,816, 0.00% to 10.00%, 8/1/06 to 7/31/36).	73,985	73,985
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $261,161 (collateralized by non-U.S. Government debt securities, value $272,908, 0.66% to 9.61%, 2/22/11 to 7/25/46).	261,122	261,122
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $108,817 (collateralized by non-U.S. Government debt securities, value $112,453, 0.00% to 10.13%, 10/15/06 to 10/1/25).	108,801	108,801
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $435,268 (collateralized by U.S. Government obligations, value $446,730, 4.48% to 6.50%, 6/1/20 to 7/1/36).	435,204	435,204
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $87,054 (collateralized by non-U.S. Government debt securities, value $93,395, 3.22% to 7.30%, 5/15/07 to 10/25/45).	87,041	87,041
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $30,469 (collateralized by non-U.S. Government debt securities, value $31,429, 0.00% to 10.00%, 8/1/06 to 7/31/36).	30,464	30,464
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $63,801 (collateralized by non-U.S. Government debt securities, value $64,520, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	60,928	60,928

Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $174,107 (collateralized by non-U.S. Government debt securities, value $182,843, 0.00% to 6.16%, 10/10/06 to 5/15/44).	174,081	174,081

		2,676,501
TIME DEPOSITS(3)—0.04%
Deutsche Bank AG
5.31%, 08/01/06	34,808	34,808
Rabobank Nederland NV
5.29%, 08/01/06	217,602	217,602
Societe Generale
5.29%, 08/01/06	130,561	130,561
Wells Fargo Bank N.A.
5.30%, 08/01/06	130,561	130,561

		513,532
VARIABLE & FLOATING RATE NOTES(3)—0.43%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	222,824	222,854
American Express Bank
5.37%, 02/28/07	87,041	87,040
American Express Centurion Bank
5.46%, 07/19/07	95,745	95,851
American Express Credit Corp.
5.43%, 07/05/07	26,112	26,128
ASIF Global Financing
5.17%, 05/03/07(4)	8,704	8,708
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	56,576	56,576
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	126,209	126,214
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	221,954	221,967
BMW US Capital LLC
5.37%, 07/13/07(4)	87,041	87,041
BNP Paribas
5.14%, 05/18/07(4)	161,025	161,025
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	63,540	63,539
CC USA Inc.
5.48%, 07/30/07(4)	43,520	43,527
Commodore CDO Ltd.
5.38%, 06/12/07(4)	21,760	21,760
Credit Agricole SA
5.48%, 07/23/07	87,041	87,041
Credit Suisse First Boston NY
5.51%, 04/24/07	43,520	43,523
Cullinan Finance Corp.
5.36%, 04/25/07(4)	21,760	21,760
DEPFA Bank PLC
5.37%, 06/15/07	87,041	87,041
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	100,097	100,104
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	87,041	87,041
Fifth Third Bancorp
5.38%, 06/22/07(4)	174,081	174,081
First Tennessee Bank N.A.
5.21%, 08/25/06	26,112	26,112

Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	87,041	87,034
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	91,393	91,416
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	130,561	130,584
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	87,041	87,041
JP Morgan Chase & Co.
5.32%, 08/02/07	65,281	65,281
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	65,281	65,277
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	90,854	90,854
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	108,801	108,771
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	95,745	95,737
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	38,353	38,353
Marshall & Ilsley Bank
5.35%, 07/13/07	47,872	47,872
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	130,561	130,561
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	8,704	8,704
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	10,967	10,969
Mound Financing PLC
5.32%, 05/08/07(4)	81,818	81,818
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	87,041	87,037
National City Bank of Indiana
5.17%, 05/21/07	43,520	43,523
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	287,234	287,308
Newcastle Ltd.
5.42%, 04/24/07(4)	30,682	30,675
Northern Rock PLC
5.39%, 08/03/07(4)	104,449	104,452
Principal Life Global Funding I
5.81%, 02/08/07	39,168	39,264
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	65,281	65,277
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	87,041	87,041
Strips III LLC
5.45%, 07/24/07(4)	21,760	21,760
SunTrust Bank
5.32%, 05/01/07	87,041	87,045
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	212,379	212,359
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	121,857	121,857
US Bank N.A.
5.33%, 09/29/06	39,168	39,167
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	132,447	132,447
Wachovia Bank N.A.
5.36%, 05/22/07	174,081	174,081
Wells Fargo & Co.
5.38%, 08/15/07(4)	43,520	43,523
WhistleJacket Capital Ltd.

5.33%-5.35%, 04/18/07-06/13/07(4)	65,281	65,280
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	282,882	282,823
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	29,397	29,397

		4,943,521

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,930,334)		11,930,334

TOTAL INVESTMENTS IN SECURITIES —100.95%
(Cost: $1,208,292,170)		1,165,569,297
Other Assets, Less Liabilities —(0.95)%		(10,979,604)

NET ASSETS —100.00%		$1,154,589,693

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.38%

HOME BUILDERS—99.38%
Beazer Homes USA Inc.	31,426	$1,310,150
Brookfield Homes Corp.(1)	41,520	1,012,673
Centex Corp.	40,729	1,926,889
Champion Enterprises Inc.(2)	151,418	1,003,901
Horton (D.R.) Inc.	82,828	1,775,004
Hovnanian Enterprises Inc. Class A(2)	50,061	1,371,171
KB Home	42,145	1,792,005
Lennar Corp. Class A	44,481	1,989,635
Levitt Corp. Class A	86,848	967,487
M.D.C. Holdings Inc.	30,121	1,314,179
M/I Homes Inc.	41,664	1,342,414
Meritage Homes Corp.(2)	34,408	1,333,998
NVR Inc.(2)	2,784	1,378,080
Palm Harbor Homes Inc.(1)(2)	62,986	966,835
Pulte Homes Inc.	74,515	2,123,678
Ryland Group Inc.	33,423	1,365,330
Skyline Corp.	32,589	1,232,190
Standard-Pacific Corp.	59,165	1,321,154
Technical Olympic USA Inc.	89,784	1,072,021
Toll Brothers Inc.(2)	68,596	1,754,000
WCI Communities Inc.(1)(2)	76,158	1,196,442

		29,549,236

TOTAL COMMON STOCKS
(Cost: $37,651,071)		29,549,236

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—4.67%

CERTIFICATES OF DEPOSIT(3)—0.10%
Credit Suisse First Boston NY
5.28%, 04/23/07	$1,164	1,164
Societe Generale
5.33%, 12/08/06	11,638	11,638
Washington Mutual Bank
5.28%, 08/07/06	5,819	5,819
Wells Fargo Bank N.A.
4.78%, 12/05/06	9,310	9,310

		27,931
COMMERCIAL PAPER(3)—0.68%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	3,396	3,340
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	11,638	11,638

ASAP Funding Ltd.
5.21%, 08/08/06(4)	5,586	5,580
Barton Capital Corp.
5.29%, 08/01/06(4)	11,124	11,124
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	5,905	5,904
CC USA Inc.
5.03%, 10/24/06(4)	2,328	2,300
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	8,585	8,421
Five Finance Inc.
5.19%, 12/01/06(4)	5,237	5,145
General Electric Capital Corp.
5.26%, 08/02/06	11,638	11,636
General Electric Capital Services Inc.
5.22%, 12/11/06	1,164	1,141
General Electric Co.
5.26%, 08/02/06	11,638	11,636
Giro Funding Corp.
5.32%, 08/09/06(4)	3,491	3,487
Govco Inc.
5.22%, 08/03/06(4)	11,638	11,634
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	3,957	3,912
Landale Funding LLC
5.30%, 08/15/06(4)	12,801	12,775
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	6,357	6,260
Lockhart Funding LLC
5.28%, 08/04/06(4)	3,026	3,024
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	29,094	29,078
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	27,894	27,865
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	18,450	18,451
Tulip Funding Corp.
5.30%, 08/01/06(4)	5,819	5,819
White Pine Finance LLC
5.12%, 10/27/06(4)	2,200	2,172

		202,342
MEDIUM-TERM NOTES(3)—0.16%
Bank of America N.A.
5.28%, 04/20/07	2,909	2,909
Cullinan Finance Corp.
5.71%, 06/28/07(4)	8,728	8,728
K2 USA LLC
5.39%, 06/04/07(4)	8,728	8,728
Marshall & Ilsley Bank
5.18%, 12/15/06	11,638	11,652
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	13,616	13,616
US Bank N.A.
2.85%, 11/15/06	2,328	2,315

		47,948
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares

5.27%(5)(6)	24,013	24,013

		24,013
REPURCHASE AGREEMENTS(3)—1.20%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $23,278 (collateralized by non-U.S. Government debt securities, value $24,014, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$23,275	23,275
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $46,557 (collateralized by non-U.S. Government debt securities, value $47,562, 5.00% to 5.50%, 2/1/34 to 7/1/34).	46,550	46,550
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $17,459 (collateralized by non-U.S. Government debt securities, value $19,235, 0.20% to 6.43%, 9/25/20 to 6/23/46).	17,456	17,456
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $52,377 (collateralized by non-U.S. Government debt securities, value $55,081, 4.92% to 5.93%, 10/25/33 to 10/25/35).	52,369	52,369
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $6,984 (collateralized by non-U.S. Government debt securities, value $7,882, 0.00% to 10.00%, 9/10/34 to 5/9/36).	6,983	6,983
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $23,278 (collateralized by non-U.S. Government debt securities, value $23,781, 3.00% to 8.57%, 10/15/06 to 2/15/38).	23,275	23,275
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $11,640 (collateralized by U.S. Government obligations, value $11,891, 4.81% to 5.82%, 1/1/33 to 7/1/36).	11,638	11,638
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $11,640 (collateralized by non-U.S. Government debt securities, value $12,240, 5.97% to 9.01%, 10/27/10 to 3/25/37).	11,638	11,638
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $9,894 (collateralized by non-U.S. Government debt securities, value $10,404, 0.00% to 10.00%, 8/1/06 to 7/31/36).	9,892	9,892
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $34,918 (collateralized by non-U.S. Government debt securities, value $36,489, 0.66% to 9.61%, 2/22/11 to 7/25/46).	34,913	34,913
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $14,549 (collateralized by non-U.S. Government debt securities, value $15,035, 0.00% to 10.13%, 10/15/06 to 10/1/25).	14,547	14,547
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $58,197 (collateralized by U.S. Government obligations, value $59,729, 4.48% to 6.50%, 6/1/20 to 7/1/36).	58,188	58,188

Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $11,640 (collateralized by non-U.S. Government debt securities, value $12,487, 3.22% to 7.30%, 5/15/07 to 10/25/45).	11,638	11,638
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $4,074 (collateralized by non-U.S. Government debt securities, value $4,202, 0.00% to 10.00%, 8/1/06 to 7/31/36).	4,073	4,073
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $8,530 (collateralized by non-U.S. Government debt securities, value $8,626, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	8,146	8,146
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $23,278 (collateralized by non-U.S. Government debt securities, value $24,447, 0.00% to 6.16%, 10/10/06 to 5/15/44).	23,275	23,275

		357,856
TIME DEPOSITS(3)—0.23%
Deutsche Bank AG
5.31%, 08/01/06	4,654	4,654
Rabobank Nederland NV
5.29%, 08/01/06	29,094	29,094
Societe Generale
5.29%, 08/01/06	17,456	17,456
Wells Fargo Bank N.A.
5.30%, 08/01/06	17,456	17,456

		68,660
VARIABLE & FLOATING RATE NOTES(3)—2.22%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	29,792	29,797
American Express Bank
5.37%, 02/28/07	11,638	11,638
American Express Centurion Bank
5.46%, 07/19/07	12,801	12,816
American Express Credit Corp.
5.43%, 07/05/07	3,491	3,493
ASIF Global Financing
5.17%, 05/03/07(4)	1,164	1,164
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	7,564	7,564
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	16,874	16,875
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	29,676	29,678
BMW US Capital LLC
5.37%, 07/13/07(4)	11,638	11,638
BNP Paribas
5.14%, 05/18/07(4)	21,530	21,530
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	8,495	8,496
CC USA Inc.
5.48%, 07/30/07(4)	5,819	5,820
Commodore CDO Ltd.
5.38%, 06/12/07(4)	2,909	2,909
Credit Agricole SA
5.48%, 07/23/07	11,638	11,638

Credit Suisse First Boston NY
5.51%, 04/24/07	5,819	5,819
Cullinan Finance Corp.
5.36%, 04/25/07(4)	2,909	2,909
DEPFA Bank PLC
5.37%, 06/15/07	11,638	11,638
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	13,383	13,384
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	11,638	11,638
Fifth Third Bancorp
5.38%, 06/22/07(4)	23,275	23,275
First Tennessee Bank N.A.
5.21%, 08/25/06	3,491	3,491
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	11,638	11,636
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	12,219	12,223
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	17,456	17,460
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	11,638	11,638
JP Morgan Chase & Co.
5.32%, 08/02/07	8,728	8,728
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	8,728	8,728
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	12,147	12,147
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	14,547	14,543
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	12,801	12,800
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	5,128	5,128
Marshall & Ilsley Bank
5.35%, 07/13/07	6,401	6,401
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	17,456	17,456
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	1,164	1,164
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	1,466	1,467
Mound Financing PLC
5.32%, 05/08/07(4)	10,939	10,939
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	11,638	11,637
National City Bank of Indiana
5.17%, 05/21/07	5,819	5,819
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	38,404	38,414
Newcastle Ltd.
5.42%, 04/24/07(4)	4,102	4,101
Northern Rock PLC
5.39%, 08/03/07(4)	13,965	13,965
Principal Life Global Funding I
5.81%, 02/08/07	5,237	5,250
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	8,728	8,727
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	11,638	11,638
Strips III LLC
5.45%, 07/24/07(4)	2,909	2,909
SunTrust Bank
5.32%, 05/01/07	11,638	11,638

Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	28,396	28,393
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	16,293	16,293
US Bank N.A.
5.33%, 09/29/06	5,237	5,237
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	17,708	17,709
Wachovia Bank N.A.
5.36%, 05/22/07	23,275	23,275
Wells Fargo & Co.
5.38%, 08/15/07(4)	5,819	5,819
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	8,728	8,728
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	37,822	37,813
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	3,930	3,931

		660,964

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,389,714)		1,389,714

TOTAL INVESTMENTS IN SECURITIES —104.05%
(Cost: $39,040,785)		30,938,950
Other Assets, Less Liabilities —(4.05)%		(1,204,036)

NET ASSETS —100.00%		$29,734,914

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.93%

AEROSPACE & DEFENSE—14.01%
AAR Corp.(1)	6,108	$144,637
Alliant Techsystems Inc.(1)	6,482	519,467
Armor Holdings Inc.(1)	5,812	300,248
BE Aerospace Inc.(1)	12,989	321,478
Boeing Co. (The)	128,395	9,940,341
Curtiss-Wright Corp.	7,740	224,924
DRS Technologies Inc.	7,198	333,195
Esterline Technologies Corp.(1)	4,588	194,210
General Dynamics Corp.	59,561	3,991,778
Goodrich Corp.	22,230	897,425
Kaman Corp.	3,830	70,280
L-3 Communications Holdings Inc.	21,595	1,590,472
Lockheed Martin Corp.	61,909	4,932,909
Northrop Grumman Corp.	57,099	3,779,383
Raytheon Co.	79,134	3,566,569
Rockwell Collins Inc.	31,026	1,655,858
United Technologies Corp.	166,075	10,328,204

		42,791,378
AUTO MANUFACTURERS—1.08%
Navistar International Corp.(1)	11,017	246,340
Oshkosh Truck Corp.	13,299	570,261
PACCAR Inc.	29,885	2,413,214
Wabash National Corp.	5,650	80,456

		3,310,271
BUILDING MATERIALS—2.37%
American Standard Companies Inc.	30,539	1,179,722
Eagle Materials Inc.	9,119	327,919
ElkCorp	3,415	85,170
Florida Rock Industries Inc.	9,254	352,207
Genlyte Group Inc. (The)(1)	4,195	291,762
Lennox International Inc.	12,077	275,476
Martin Marietta Materials Inc.	8,385	675,160
Masco Corp.	71,249	1,904,486
NCI Building Systems Inc.(1)	3,265	152,606
Simpson Manufacturing Co. Inc.(2)	6,552	183,456
Texas Industries Inc.	4,186	206,705
USG Corp.(1)	11,763	545,333
Vulcan Materials Co.	15,717	1,052,567

		7,232,569
CHEMICALS—0.34%
Sherwin-Williams Co. (The)	20,728	1,048,837

		1,048,837
COMMERCIAL SERVICES—4.97%
Accenture Ltd.	101,851	2,980,160
Administaff Inc.	3,851	121,730

Alliance Data Systems Corp.(1)	11,621	596,390
Banta Corp.	4,294	151,707
BearingPoint Inc.(1)	33,668	269,344
Bowne & Co. Inc.	6,115	84,815
ChoicePoint Inc.(1)	14,621	499,453
Convergys Corp.(1)	25,768	491,653
Corporate Executive Board Co. (The)	6,939	652,266
Corrections Corp. of America(1)	7,052	385,039
Deluxe Corp.	9,086	154,462
Donnelley (R.R.) & Sons Co.	38,761	1,131,434
Forrester Research Inc.(1)	2,267	60,529
FTI Consulting Inc.(1)	7,614	199,867
Hewitt Associates Inc. Class A(1)	9,593	215,555
Hudson Highland Group Inc.(1)	4,463	44,184
Iron Mountain Inc.(1)	21,530	882,730
Labor Ready Inc.(1)	9,483	154,668
Manpower Inc.	15,720	935,026
MPS Group Inc.(1)	18,120	235,379
Navigant Consulting Inc.(1)	8,710	166,187
NCO Group Inc.(1)	5,443	143,967
Paychex Inc.	60,284	2,060,507
PHH Corp.(1)	9,330	233,343
Quanta Services Inc.(1)	17,983	287,009
Resources Connection Inc.(1)	8,624	204,130
Robert Half International Inc.	31,099	1,006,364
Spherion Corp.(1)	10,902	82,855
TeleTech Holdings Inc.(1)(2)	6,775	85,365
United Rentals Inc.(1)	11,747	327,976
Viad Corp.	3,869	125,665
Watson Wyatt Worldwide Inc.	6,869	226,402

		15,196,161
COMPUTERS—0.72%
Affiliated Computer Services Inc. Class A(1)	20,236	1,030,619
BISYS Group Inc. (The)(1)	21,313	261,724
Ceridian Corp.(1)	26,187	628,750
National Instruments Corp.	9,453	262,321

		2,183,414
DISTRIBUTION & WHOLESALE—0.81%
Fastenal Co.	24,530	872,532
Grainger (W.W.) Inc.	14,649	909,556
Watsco Inc.	4,249	188,316
WESCO International Inc.(1)	8,496	494,892

		2,465,296
ELECTRIC—0.24%
MDU Resources Group Inc.	30,131	742,717

		742,717
ELECTRICAL COMPONENTS & EQUIPMENT—2.82%
AMETEK Inc.	12,455	528,341
Belden CDT Inc.	7,895	256,193
C&D Technologies Inc.	4,745	33,690
Emerson Electric Co.	73,239	5,780,022
Energy Conversion Devices Inc.(1)	6,854	230,637
General Cable Corp.(1)	8,973	320,336
GrafTech International Ltd.(1)	17,243	92,595
Hubbell Inc. Class B	9,392	441,424
Littelfuse Inc.(1)	4,083	137,924
Molex Inc.	10,596	336,105
Molex Inc. Class A	14,191	383,583
Power-One Inc.(1)	12,868	81,326

		8,622,176

ELECTRONICS—4.16%
Agilent Technologies Inc.(1)	77,262	2,197,331
Amphenol Corp. Class A	15,840	888,307
Arrow Electronics Inc.(1)	21,454	606,290
Avnet Inc.(1)	26,337	479,333
AVX Corp.	9,127	138,183
Benchmark Electronics Inc.(1)	10,697	260,258
Brady Corp. Class A	6,672	225,247
Checkpoint Systems Inc.(1)	6,627	109,346
Coherent Inc.(1)	5,335	171,040
CTS Corp.	6,336	91,302
Dionex Corp.(1)	3,557	196,880
Electro Scientific Industries Inc.(1)	4,998	87,865
Flextronics International Ltd.(1)	102,138	1,158,245
FLIR Systems Inc.(1)	12,372	297,052
Itron Inc.(1)	4,140	192,676
Jabil Circuit Inc.	31,941	737,837
KEMET Corp.(1)	15,161	126,898
Methode Electronics Inc.	6,665	53,320
Mettler Toledo International Inc.(1)	7,562	465,290
Orbotech Ltd.(1)	5,698	122,849
Park Electrochemical Corp.	3,289	81,008
PerkinElmer Inc.	21,968	396,083
Photon Dynamics Inc.(1)	3,141	33,357
Plexus Corp.(1)	7,808	194,575
Sanmina-SCI Corp.(1)	96,286	333,150
Solectron Corp.(1)	164,907	498,019
Symbol Technologies Inc.	44,137	487,714
Taser International Inc.(1)(2)	11,238	81,138
Technitrol Inc.	6,475	160,451
Tektronix Inc.	14,744	402,069
Thomas & Betts Corp.(1)	11,041	522,571
Trimble Navigation Ltd.(1)	9,779	469,685
Vishay Intertechnology Inc.(1)	30,468	427,466

		12,692,835
ENERGY-ALTERNATE SOURCES—0.02%
FuelCell Energy Inc.(1)	7,718	68,150

		68,150
ENGINEERING & CONSTRUCTION—1.67%
EMCOR Group Inc.(1)	5,538	285,318
Fluor Corp.	15,670	1,376,296
Foster Wheeler Ltd.(1)	11,977	456,803
Granite Construction Inc.	5,729	249,154
Insituform Technologies Inc. Class A(1)	4,677	100,789
Jacobs Engineering Group Inc.(1)	10,469	868,822
McDermott International Inc.(1)	19,027	866,490
Shaw Group Inc. (The)(1)	13,486	279,025
URS Corp.(1)	8,974	355,370
Washington Group International Inc.	4,880	263,520

		5,101,587
ENVIRONMENTAL CONTROL—1.92%
Allied Waste Industries Inc.(1)	40,133	407,751
Mine Safety Appliances Co.(2)	4,822	191,626
Republic Services Inc.	21,924	880,468
Stericycle Inc.(1)	7,972	535,559
Tetra Tech Inc.(1)	10,431	167,209
Waste Connections Inc.(1)	8,358	312,422
Waste Management Inc.	97,743	3,360,404

		5,855,439

FOREST PRODUCTS & PAPER—0.83%
Louisiana-Pacific Corp.	18,847	376,940
MeadWestvaco Corp.	32,884	858,930
Smurfit-Stone Container Corp.(1)	46,207	467,615
Temple-Inland Inc.	19,323	822,000

		2,525,485
HAND & MACHINE TOOLS—0.33%
Kennametal Inc.	6,929	368,969
Lincoln Electric Holdings Inc.	7,180	411,988
Regal-Beloit Corp.	5,530	219,818

		1,000,775
HOLDING COMPANIES-DIVERSIFIED—0.11%
Walter Industries Inc.(2)	7,483	334,939

		334,939
HOUSEHOLD PRODUCTS & WARES—0.69%
Fortune Brands Inc.	26,214	1,901,039
Harland (John H.) Co.	4,924	193,562

		2,094,601
HOUSEWARES—0.11%
Toro Co.	7,891	326,766

		326,766
INTERNET—0.68%
CheckFree Corp.(1)	13,710	610,095
Emdeon Corp.(1)	50,052	602,126
Monster Worldwide Inc.(1)	19,973	798,920
Stamps.com Inc.(1)	3,865	78,807

		2,089,948
MACHINERY—6.58%
AGCO Corp.(1)	16,452	377,738
Albany International Corp. Class A	5,033	180,836
Astec Industries Inc.(1)	2,665	56,498
Bucyrus International Inc. Class A	5,209	253,730
Caterpillar Inc.	119,527	8,470,878
Cognex Corp.	7,825	184,670
Cummins Inc.	7,176	839,592
Deere & Co.	41,646	3,022,250
Flowserve Corp.(1)	10,058	521,004
Gardner Denver Inc.(1)	9,332	323,354
Graco Inc.	12,543	492,814
IDEX Corp.	9,004	391,224
JLG Industries Inc.	18,180	329,058
Joy Global Inc.	22,048	827,241
Manitowoc Co. Inc. (The)	10,738	421,574
Nordson Corp.	5,500	250,250
Rockwell Automation Inc.	28,747	1,781,739
Terex Corp.(1)	17,898	802,546
Wabtec Corp.	8,078	214,552
Zebra Technologies Corp. Class A(1)	11,925	373,849

		20,115,397
MANUFACTURING—36.05%
Actuant Corp. Class A	4,453	195,977
Acuity Brands Inc.	7,997	349,709
AptarGroup Inc.	5,757	296,486
Brink’s Co. (The)	8,071	444,631

Carlisle Companies Inc.	5,673	453,216
Ceradyne Inc.(1)	4,456	217,854
CLARCOR Inc.	9,283	263,916
Cooper Industries Ltd.	18,144	1,563,287
Crane Co.	9,122	350,285
Danaher Corp.	43,146	2,813,119
Donaldson Co. Inc.	13,330	438,424
Dover Corp.	36,441	1,717,829
Eaton Corp.	26,768	1,715,829
ESCO Technologies Inc.(1)	4,489	236,525
General Electric Co.	1,850,850	60,504,287
Harsco Corp.	7,481	603,043
Hexcel Corp.(1)	16,533	237,579
Honeywell International Inc.	135,030	5,225,661
Illinois Tool Works Inc.	86,915	3,974,623
Ingersoll-Rand Co. Class A	59,168	2,118,214
ITT Industries Inc.	33,154	1,675,935
Jacuzzi Brands Inc.(1)	13,902	116,777
Pall Corp.	22,570	588,626
Parker Hannifin Corp.	21,415	1,547,020
Pentair Inc.	17,468	501,681
Roper Industries Inc.	15,509	701,007
SPX Corp.	10,912	596,341
Teleflex Inc.	6,467	369,201
Textron Inc.	19,742	1,775,003
3M Co.	123,321	8,681,798
Trinity Industries Inc.	13,390	447,494
Tyco International Ltd.	360,516	9,405,862

		110,127,239
METAL FABRICATE & HARDWARE—0.83%
Kaydon Corp.	5,010	181,613
Mueller Industries Inc.	5,843	214,672
Precision Castparts Corp.	23,954	1,428,856
Quanex Corp.	6,637	240,857
Timken Co. (The)	14,904	479,909

		2,545,907
PACKAGING & CONTAINERS—1.44%
Ball Corp.	18,033	690,664
Bemis Co. Inc.	18,956	581,949
Chesapeake Corp.	3,413	48,635
Crown Holdings Inc.(1)	29,758	495,768
Owens-Illinois Inc.(1)	24,935	377,267
Packaging Corp. of America	14,270	327,211
Pactiv Corp.(1)	25,995	637,137
Sealed Air Corp.	14,138	667,879
Sonoco Products Co.	17,778	578,318

		4,404,828
RETAIL—0.11%
MSC Industrial Direct Co. Inc. Class A	8,441	348,022

		348,022
SEMICONDUCTORS—0.04%
Veeco Instruments Inc.(1)	4,745	105,719

		105,719
SOFTWARE—4.63%
Acxiom Corp.	13,294	325,437
Automatic Data Processing Inc.	102,840	4,500,278
eFunds Corp.(1)	8,187	172,173
Fidelity National Information Services Inc.	16,845	602,040

First Data Corp.	136,205	5,563,974
Fiserv Inc.(1)	31,622	1,380,617
Global Payments Inc.	14,207	604,366
IMS Health Inc.	36,083	990,118

		14,139,003
TELECOMMUNICATIONS—0.47%
Aeroflex Inc.(1)	13,195	133,797
Anaren Inc.(1)	3,196	57,113
Anixter International Inc.	5,897	325,102
Black Box Corp.	3,087	126,907
CommScope Inc.(1)	9,579	299,152
Newport Corp.(1)	6,983	127,300
Powerwave Technologies Inc.(1)	19,869	157,760
West Corp.(1)	4,450	212,354

		1,439,485
TRANSPORTATION—11.80%
Alexander & Baldwin Inc.	7,911	317,231
Arkansas Best Corp.	4,152	184,473
Burlington Northern Santa Fe Corp.	65,037	4,481,700
C.H. Robinson Worldwide Inc.	30,778	1,409,017
Con-way Inc.	9,428	466,497
CSX Corp.	39,249	2,381,629
EGL Inc.(1)	5,519	242,339
Expeditors International Washington Inc.	38,221	1,737,909
FedEx Corp.	50,735	5,312,462
General Maritime Corp.	5,321	193,152
Hunt (J.B.) Transport Services Inc.	20,852	428,926
Kansas City Southern Industries Inc.(1)	13,201	325,009
Kirby Corp.(1)	8,897	285,683
Landstar System Inc.	10,536	449,782
Norfolk Southern Corp.	73,055	3,172,048
OMI Corp.	13,294	293,266
Overseas Shipholding Group Inc.	5,369	345,710
Pacer International Inc.	6,049	180,563
Ryder System Inc.	10,991	553,946
Saia Inc.(1)	2,703	76,198
Swift Transportation Co. Inc.(1)	8,825	236,069
Union Pacific Corp.	47,725	4,056,625
United Parcel Service Inc. Class B	116,275	8,012,510
UTi Worldwide Inc.	13,720	319,676
Werner Enterprises Inc.	9,982	179,676
YRC Worldwide Inc.(1)	10,437	415,184

		36,057,280
TRUCKING & LEASING—0.10%
GATX Corp.	8,080	316,655

		316,655

TOTAL COMMON STOCKS
(Cost: $291,751,238)		305,282,879

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.16%

CERTIFICATES OF DEPOSIT(3)—0.00%
Credit Suisse First Boston NY
5.28%, 04/23/07	$261	261

Societe Generale
5.33%, 12/08/06	2,613	2,613
Washington Mutual Bank
5.28%, 08/07/06	1,306	1,306
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,090	2,090

		6,270
COMMERCIAL PAPER(3)—0.01%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	762	756
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	2,613	2,613
ASAP Funding Ltd.
5.21%, 08/08/06(4)	1,254	1,253
Barton Capital Corp.
5.29%, 08/01/06(4)	2,497	2,497
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	1,326	1,325
CC USA Inc.
5.03%, 10/24/06(4)	523	516
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	1,927	1,891
Five Finance Inc.
5.19%, 12/01/06(4)	1,176	1,155
General Electric Capital Corp.
5.26%, 08/02/06	2,613	2,612
General Electric Capital Services Inc.
5.22%, 12/11/06	261	256
General Electric Co.
5.26%, 08/02/06	2,613	2,612
Giro Funding Corp.
5.32%, 08/09/06(4)	784	783
Govco Inc.
5.22%, 08/03/06(4)	2,613	2,612
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	888	878
Landale Funding LLC
5.30%, 08/15/06(4)	2,874	2,868
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	1,427	1,405
Lockhart Funding LLC
5.28%, 08/04/06(4)	679	679
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	6,532	6,528
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	6,262	6,255
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	4,142	4,142
Tulip Funding Corp.
5.30%, 08/01/06(4)	1,306	1,306
White Pine Finance LLC
5.12%, 10/27/06(4)	494	488

		45,430
MEDIUM-TERM NOTES(3)—0.00%
Bank of America N.A.
5.28%, 04/20/07	653	653
Cullinan Finance Corp.
5.71%, 06/28/07(4)	1,959	1,959
K2 USA LLC
5.39%, 06/04/07(4)	1,959	1,959

Marshall & Ilsley Bank
5.18%, 12/15/06	2,613	2,616
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	3,057	3,056
US Bank N.A.
2.85%, 11/15/06	523	520

		10,763
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	173,491	173,491

		173,491
REPURCHASE AGREEMENTS(3)—0.03%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $5,226 (collateralized by non-U.S. Government debt securities, value $5,391, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$5,225	5,225
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $10,453 (collateralized by non-U.S. Government debt securities, value $10,678, 5.00% to 5.50%, 2/1/34 to 7/1/34).	10,451	10,451
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $3,920 (collateralized by non-U.S. Government debt securities, value $4,318, 0.20% to 6.43%, 9/25/20 to 6/23/46).	3,919	3,919
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $11,759 (collateralized by non-U.S. Government debt securities, value $12,366, 4.92% to 5.93%, 10/25/33 to 10/25/35).	11,757	11,757
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $1,568 (collateralized by non-U.S. Government debt securities, value $1,770, 0.00% to 10.00%, 9/10/34 to 5/9/36).	1,568	1,568
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $5,226 (collateralized by non-U.S. Government debt securities, value $5,339, 3.00% to 8.57%, 10/15/06 to 2/15/38).	5,225	5,225
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $2,613 (collateralized by U.S. Government obligations, value $2,669, 4.81% to 5.82%, 1/1/33 to 7/1/36).	2,613	2,613
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $2,613 (collateralized by non-U.S. Government debt securities, value $2,748, 5.97% to 9.01%, 10/27/10 to 3/25/37).	2,613	2,613
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $2,221 (collateralized by non-U.S. Government debt securities, value $2,336, 0.00% to 10.00%, 8/1/06 to 7/31/36).	2,221	2,221

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $7,839 (collateralized by non-U.S. Government debt securities, value $8,192, 0.66% to 9.61%, 2/22/11 to 7/25/46).	7,838	7,838
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $3,266 (collateralized by non-U.S. Government debt securities, value $3,375, 0.00% to 10.13%, 10/15/06 to 10/1/25).	3,266	3,266
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $13,065 (collateralized by U.S. Government obligations, value $13,409, 4.48% to 6.50%, 6/1/20 to 7/1/36).	13,063	13,063
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $2,613 (collateralized by non-U.S. Government debt securities, value $2,803, 3.22% to 7.30%, 5/15/07 to 10/25/45).	2,613	2,613
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $914 (collateralized by non-U.S. Government debt securities, value $943, 0.00% to 10.00%, 8/1/06 to 7/31/36).	914	914
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $1,915 (collateralized by non-U.S. Government debt securities, value $1,937, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	1,829	1,829
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $5,226 (collateralized by non-U.S. Government debt securities, value $5,488, 0.00% to 6.16%, 10/10/06 to 5/15/44).	5,225	5,225

		80,340
TIME DEPOSITS—0.01%(3)
Deutsche Bank AG
5.31%, 08/01/06	1,045	1,045
Rabobank Nederland NV
5.29%, 08/01/06	6,532	6,532
Societe Generale
5.29%, 08/01/06	3,919	3,919
Wells Fargo Bank N.A.
5.30%, 08/01/06	3,919	3,919

		15,415
VARIABLE & FLOATING RATE NOTES(3)—0.05%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	6,688	6,688
American Express Bank
5.37%, 02/28/07	2,613	2,612
American Express Centurion Bank
5.46%, 07/19/07	2,874	2,877
American Express Credit Corp.
5.43%, 07/05/07	784	784
ASIF Global Financing
5.17%, 05/03/07(4)	261	261
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	1,698	1,698
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	3,788	3,789

Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	6,662	6,662
BMW US Capital LLC
5.37%, 07/13/07(4)	2,613	2,613
BNP Paribas
5.14%, 05/18/07(4)	4,833	4,833
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	1,907	1,907
CC USA Inc.
5.48%, 07/30/07(4)	1,306	1,307
Commodore CDO Ltd.
5.38%, 06/12/07(4)	653	653
Credit Agricole SA
5.48%, 07/23/07	2,613	2,613
Credit Suisse First Boston NY
5.51%, 04/24/07	1,306	1,306
Cullinan Finance Corp.
5.36%, 04/25/07(4)	653	653
DEPFA Bank PLC
5.37%, 06/15/07	2,613	2,613
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	3,005	3,004
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	2,613	2,613
Fifth Third Bancorp
5.38%, 06/22/07(4)	5,225	5,225
First Tennessee Bank N.A.
5.21%, 08/25/06	784	784
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	2,613	2,612
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	2,743	2,744
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	3,919	3,920
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	2,613	2,613
JP Morgan Chase & Co.
5.32%, 08/02/07	1,959	1,959
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	1,959	1,959
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	2,727	2,727
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	3,266	3,265
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	2,874	2,874
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	1,151	1,151
Marshall & Ilsley Bank
5.35%, 07/13/07	1,437	1,437
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	3,919	3,919
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	261	261
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	329	329
Mound Financing PLC
5.32%, 05/08/07(4)	2,456	2,456
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	2,613	2,612
National City Bank of Indiana
5.17%, 05/21/07	1,306	1,306
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	8,622	8,625

Newcastle Ltd.
5.42%, 04/24/07(4)	921	921
Northern Rock PLC
5.39%, 08/03/07(4)	3,135	3,135
Principal Life Global Funding I
5.81%, 02/08/07	1,176	1,179
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	1,959	1,960
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	2,613	2,613
Strips III LLC
5.45%, 07/24/07(4)	653	653
SunTrust Bank
5.32%, 05/01/07	2,613	2,613
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	6,375	6,374
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	3,658	3,658
US Bank N.A.
5.33%, 09/29/06	1,176	1,176
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	3,976	3,976
Wachovia Bank N.A.
5.36%, 05/22/07	5,225	5,225
Wells Fargo & Co.
5.38%, 08/15/07(4)	1,306	1,306
WhistleJacket Capital Ltd.
5.33%-5.35%,04/18/07-06/13/07(4)	1,959	1,960
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	8,491	8,490
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	882	882

		148,385

TOTAL SHORT-TERM INVESTMENTS
(Cost: $480,094)		480,094

TOTAL INVESTMENTS IN SECURITIES —100.09%
(Cost: $292,231,332)		305,762,973
Other Assets, Less Liabilities —(0.09)%		(265,450)

NET ASSETS —100.00%		$305,497,523

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.96%

ENERGY - ALTERNATE SOURCES—0.26%
Covanta Holding Corp.(1)	3,552	$62,693

		62,693
INSURANCE—99.70%
ACE Ltd.	13,021	670,972
AFLAC Inc.	20,134	888,715
Alfa Corp.	1,494	24,621
Alleghany Corp.(1)	209	57,782
Allstate Corp. (The)	25,640	1,456,865
Ambac Financial Group Inc.	4,214	350,226
American Equity Investment Life Holding Co.	2,123	23,119
American Financial Group Inc.	1,856	78,156
American International Group Inc.	91,302	5,539,292
American National Insurance Co.	632	72,446
AmerUs Group Co.	1,552	104,124
Arch Capital Group Ltd.(1)	1,652	100,541
Argonaut Group Inc.(1)	1,257	36,654
Aspen Insurance Holdings Ltd.	2,286	53,950
Assurant Inc.	4,351	209,588
Assured Guaranty Ltd.	1,982	50,541
Berkley (W.R.) Corp.	7,152	257,472
Brown & Brown Inc.	4,544	142,636
Chubb Corp.	16,607	837,325
Cincinnati Financial Corp.	6,110	288,148
CNA Financial Corp.(1)	1,337	45,391
Commerce Group Inc.	2,449	73,984
Conseco Inc.(1)	6,127	139,696
Delphi Financial Group Inc. Class A	1,700	64,753
Erie Indemnity Co. Class A	2,136	105,839
Fidelity National Financial Inc.	6,934	265,919
First American Corp.	3,425	126,759
Gallagher (Arthur J.) & Co.	3,863	104,958
Genworth Financial Inc. Class A	18,144	622,339
Hanover Insurance Group Inc. (The)	2,105	97,419
Hartford Financial Services Group Inc. (The)	12,028	1,020,456
HCC Insurance Holdings Inc.	4,435	135,223
Hilb, Rogal & Hobbs Co.	1,439	58,279
Horace Mann Educators Corp.	1,724	29,256
Infinity Property & Casualty Corp.	834	34,269
LandAmerica Financial Group Inc.	635	40,532
Lincoln National Corp.	11,251	637,707
Loews Corp.	18,847	698,470
Markel Corp.(1)	387	131,832
MBIA Inc.	5,369	315,751
Mercury General Corp.	1,057	58,325
MetLife Inc.	18,511	962,572
Midland Co. (The)	515	19,313
National Western Life Insurance Co. Class A	93	21,390
Nationwide Financial Services Inc.	2,242	101,069
Navigators Group Inc. (The)(1)	493	20,957
Ohio Casualty Corp.	2,553	66,174
Old Republic International Corp.	8,591	182,731

Philadelphia Consolidated Holding Corp.(1)	2,335	79,086
Phoenix Companies Inc.	4,522	61,499
PMI Group Inc. (The)	3,581	152,049
Presidential Life Corp.	870	21,002
Principal Financial Group Inc.	11,210	605,340
ProAssurance Corp.(1)	1,151	57,216
Progressive Corp. (The)	29,549	714,790
Protective Life Corp.	2,577	119,341
Prudential Financial Inc.	19,784	1,555,814
Radian Group Inc.	3,302	203,172
RLI Corp.	909	42,978
SAFECO Corp.	4,775	256,513
Safety Insurance Group Inc.	588	31,199
Selective Insurance Group Inc.	1,105	56,355
St. Paul Travelers Companies Inc.	27,734	1,270,217
StanCorp Financial Group Inc.	2,189	94,324
Stewart Information Services Corp.	689	23,688
Torchmark Corp.	4,021	243,150
Triad Guaranty Inc.(1)	494	24,641
21st Century Insurance Group	1,050	16,243
United Fire & Casualty Co.	860	25,680
Unitrin Inc.	1,791	71,640
Universal American Financial Corp.(1)	1,517	18,811
UNUMProvident Corp.	11,867	192,601
USI Holdings Corp.(1)	1,546	19,201
Wesco Financial Corp.	57	22,515
White Mountains Insurance Group Ltd.	318	155,979
XL Capital Ltd. Class A	7,192	458,130
Zenith National Insurance Corp.	1,497	59,850

		24,077,560

TOTAL COMMON STOCKS
(Cost: $24,857,017)		24,140,253
SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(2)(3)	12,248	12,248

		12,248

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,248)		12,248

TOTAL INVESTMENTS IN SECURITIES —100.01%
(Cost: $24,869,265)		24,152,501
Other Assets, Less Liabilities —(0.01)%		(3,543)

NET ASSETS —100.00%		$24,148,958

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.95%

BIOTECHNOLOGY—3.95%
Bio-Rad Laboratories Inc. Class A(1)	3,765	$248,076
Integra LifeSciences Holdings Corp.(1)	4,503	165,981
Millipore Corp.(1)	8,162	511,349

		925,406
ELECTRICAL COMPONENTS & EQUIPMENT—1.05%
Intermagnetics General Corp.(1)	9,087	246,439

		246,439
ELECTRONICS—11.67%
Analogic Corp.	3,256	148,929
Applera Corp. - Applied Biosystems Group	24,783	796,773
Molecular Devices Corp.(1)	4,315	99,633
Thermo Electron Corp.(1)	21,837	808,187
Varian Inc.(1)	6,129	275,682
Waters Corp.(1)	14,879	605,278

		2,734,482
HEALTH CARE - PRODUCTS—83.28%
Advanced Medical Optics Inc.(1)	10,574	520,770
American Medical Systems Holdings Inc.(1)	14,280	260,610
ArthroCare Corp.(1)	5,453	240,150
Beckman Coulter Inc.	9,703	555,497
Biomet Inc.	27,891	918,730
Boston Scientific Corp.(1)	119,405	2,031,079
Cepheid Inc.(1)	13,788	125,747
Dade Behring Holdings Inc.	13,478	548,959
Datascope Corp.	3,285	100,948
DJO Inc.(1)	5,055	199,521
Hillenbrand Industries Inc.	9,335	463,576
Immucor Inc.(1)	13,748	273,723
Intuitive Surgical Inc.(1)	5,406	514,651
Invacare Corp.	6,962	146,411
Kinetic Concepts Inc.(1)	9,041	402,867
Kyphon Inc.(1)	8,476	288,693
Medtronic Inc.	79,814	4,032,203
NuVasive Inc.(1)	7,451	130,318
Palomar Medical Technologies Inc.(1)	3,687	140,438
ResMed Inc.(1)	11,638	540,120
Respironics Inc.(1)	11,878	422,619
Sirona Dental Systems Inc.	2,785	92,991
SonoSite Inc.(1)	3,865	124,762
St. Jude Medical Inc.(1)	39,950	1,474,155
Steris Corp.	13,117	303,921
Stryker Corp.	30,183	1,373,628
Symmetry Medical Inc.(1)	7,327	106,461
Thoratec Corp.(1)	11,446	157,955
Varian Medical Systems Inc.(1)	17,480	792,194
Ventana Medical Systems Inc.(1)	6,439	300,122

Viasys Healthcare Inc.(1)	7,220	185,987
Wright Medical Group Inc.(1)	7,720	170,072
Zimmer Holdings Inc.(1)	24,856	1,571,893

		19,511,771

TOTAL COMMON STOCKS
(Cost: $24,737,339)		23,418,098
SHORT-TERM INVESTMENTS—1.37%

MONEY MARKET FUNDS—1.37%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(2)(3)	320,066	320,066

		320,066

TOTAL SHORT-TERM INVESTMENTS
(Cost: $320,066)		320,066

TOTAL INVESTMENTS IN SECURITIES —101.32%
(Cost: $25,057,405)		23,738,164
Other Assets, Less Liabilities —(1.32)%		(308,718)

NET ASSETS —100.00%		$23,429,446

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—100.00%

ENERGY - ALTERNATE SOURCES—0.10%
Syntroleum Corp.(1)(2)	4,615	$23,583

		23,583
HOLDING COMPANIES - DIVERSIFIED—0.14%
Resource America Inc. Class A	1,638	32,547

		32,547
OIL & GAS—30.42%
Atwood Oceanics Inc.(1)	2,416	113,383
Diamond Offshore Drilling Inc.	4,725	372,944
ENSCO International Inc.	11,467	530,005
GlobalSantaFe Corp.	16,829	924,417
Grey Wolf Inc.(1)	17,053	130,626
Helmerich & Payne Inc.	7,926	219,392
Nabors Industries Ltd.(1)	22,099	780,537
Noble Corp.	9,850	706,738
Parallel Petroleum Corp.(1)	3,283	81,944
Parker Drilling Co.(1)	10,254	74,444
Patterson-UTI Energy Inc.	13,414	379,884
Petroleum Development Corp.(1)	1,606	71,531
Pioneer Drilling Co.(1)	4,777	72,945
Pride International Inc.(1)	12,574	375,585
Rowan Companies Inc.	8,688	294,263
TODCO	5,219	198,896
Transocean Inc.(1)	20,873	1,612,022
Unit Corp.(1)	3,871	226,995

		7,166,551
OIL & GAS SERVICES—68.79%
Baker Hughes Inc.	21,625	1,728,919
BJ Services Co.	22,626	820,645
Cameron International Corp.(1)	8,906	448,951
CARBO Ceramics Inc.	1,819	70,741
Complete Production Services Inc.(1)	2,876	59,246
Dresser-Rand Group Inc.(1)	4,723	107,543
Dril-Quip Inc.(1)	1,089	92,010
FMC Technologies Inc.(1)	5,445	343,144
Global Industries Ltd.(1)	7,631	127,285
Grant Prideco Inc.(1)	9,962	453,371
Halliburton Co.	62,252	2,076,727
Hanover Compressor Co.(1)	7,647	145,293
Helix Energy Solutions Group Inc.(1)	6,982	272,228
Hercules Offshore Inc.(1)	2,029	72,516
Hornbeck Offshore Services Inc.(1)	2,231	77,527
Hydril Co. LP(1)	1,753	121,430
Input/Output Inc.(1)	6,869	67,522
Lone Star Technologies Inc.(1)	2,703	127,311
Lufkin Industries Inc.	1,405	87,124
Maverick Tube Corp.(1)	3,114	198,642
National Oilwell Varco Inc.(1)	12,251	821,307
Newpark Resources Inc.(1)	8,933	54,759
Oceaneering International Inc.(1)	4,584	200,412
Oil States International Inc.(1)	4,119	132,467
RPC Inc.	2,623	60,329
Schlumberger Ltd.	65,729	4,393,984
SEACOR Holdings Inc.(1)	1,911	155,460

Smith International Inc.	15,489	690,345
Superior Energy Services Inc.(1)	6,705	229,646
Tetra Technologies Inc.(1)	6,211	177,697
Tidewater Inc.	4,502	214,790
Universal Compression Holdings Inc.(1)	2,629	167,467
Veritas DGC Inc.(1)	2,938	168,259
Weatherford International Ltd.(1)	23,377	1,094,979
W-H Energy Services Inc.(1)	2,635	144,978

		16,205,054
TRANSPORTATION—0.55%
Bristow Group Inc.(1)	2,097	71,067
GulfMark Offshore Inc.(1)	1,829	57,979

		129,046

TOTAL COMMON STOCKS
(Cost: $25,510,069)		23,556,781

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.08%

CERTIFICATES OF DEPOSIT(3)—0.00%
Credit Suisse First Boston NY
5.28%, 04/23/07	$8	8
Societe Generale
5.33%, 12/08/06	81	81
Washington Mutual Bank
5.28%, 08/07/06	40	40
Wells Fargo Bank N.A.
4.78%, 12/05/06	64	64

		193
COMMERCIAL PAPER(3)—0.01%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	23	32
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	81	81
ASAP Funding Ltd.
5.21%, 08/08/06(4)	39	39
Barton Capital Corp.
5.29%, 08/01/06(4)	77	77
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	41	41
CC USA Inc.
5.03%, 10/24/06(4)	16	16
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	59	58
Five Finance Inc.
5.19%, 12/01/06(4)	36	36
General Electric Capital Corp.
5.26%, 08/02/06	81	81
General Electric Capital Services Inc.
5.22%, 12/11/06	8	8
General Electric Co.
5.26%, 08/02/06	81	81
Giro Funding Corp.
5.32%, 08/09/06(4)	24	24
Govco Inc.
5.22%, 08/03/06(4)	81	80
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	27	27
Landale Funding LLC
5.30%, 08/15/06(4)	89	88
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	44	43

Lockhart Funding LLC
5.28%, 08/04/06(4)	21	21
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	201	201
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	193	192
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	128	128
Tulip Funding Corp.
5.30%, 08/01/06(4)	40	40
White Pine Finance LLC
5.12%, 10/27/06(4)	15	15

		1,409
MEDIUM-TERM NOTES(3)—0.00%
Bank of America N.A.
5.28%, 04/20/07	20	20
Cullinan Finance Corp.
5.71%, 06/28/07(4)	60	60
K2 USA LLC
5.39%, 06/04/07(4)	60	60
Marshall & Ilsley Bank
5.18%, 12/15/06	81	81
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	94	94
US Bank N.A.
2.85%, 11/15/06	16	16

		331
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	8,984	8,984

		8,984
REPURCHASE AGREEMENTS(3)—0.01%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $161 (collateralized by non-U.S. Government debt securities, value $166, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$161	161
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $322 (collateralized by non-U.S. Government debt securities, value $329, 5.00% to 5.50%, 2/1/34 to 7/1/34).	322	322
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $121 (collateralized by non-U.S. Government debt securities, value $133, 0.20% to 6.43%, 9/25/20 to 6/23/46).	121	121
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $362 (collateralized by non-U.S. Government debt securities, value $381, 4.92% to 5.93%, 10/25/33 to 10/25/35).	362	362
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $48 (collateralized by non-U.S. Government debt securities, value $55, 0.00% to 10.00%, 9/10/34 to 5/9/36).	48	48
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $161 (collateralized by non-U.S. Government debt securities, value $165, 3.00% to 8.57%, 10/15/06 to 2/15/38).	161	161

Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $81 (collateralized by U.S. Government obligations, value $82, 4.81% to 5.82%, 1/1/33 to 7/1/36).	81	81
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $81 (collateralized by non-U.S. Government debt securities, value $85, 5.97% to 9.01%, 10/27/10 to 3/25/37).	81	81
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $68 (collateralized by non-U.S. Government debt securities, value $72, 0.00% to 10.00%, 8/1/06 to 7/31/36).	68	68
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $242 (collateralized by non-U.S. Government debt securities, value $252, 0.66% to 9.61%, 2/22/11 to 7/25/46).	242	242
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $101 (collateralized by non-U.S. Government debt securities, value $104, 0.00% to 10.13%, 10/15/06 to 10/1/25).	101	101
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $403 (collateralized by U.S. Government obligations, value $413, 4.48% to 6.50%, 6/1/20 to 7/1/36).	403	403
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $81 (collateralized by non-U.S. Government debt securities, value $86, 3.22% to 7.30%, 5/15/07 to 10/25/45).	81	81
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $28 (collateralized by non-U.S. Government debt securities, value $29, 0.00% to 10.00%, 8/1/06 to 7/31/36).	28	28
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $59 (collateralized by non-U.S. Government debt securities, value $60, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	56	56
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $161 (collateralized by non-U.S. Government debt securities, value $169, 0.00% to 6.16%, 10/10/06 to 5/15/44).	161	161

		2,477
TIME DEPOSITS(3)—0.00%
Deutsche Bank AG
5.31%, 08/01/06	32	32
Rabobank Nederland NV
5.29%, 08/01/06	201	201
Societe Generale
5.29%, 08/01/06	121	121
Wells Fargo Bank N.A.
5.30%, 08/01/06	121	121

		475
VARIABLE & FLOATING RATE NOTES(3)—0.02%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	206	205
American Express Bank
5.37%, 02/28/07	81	80
American Express Centurion Bank
5.46%, 07/19/07	89	89

American Express Credit Corp.
5.43%, 07/05/07	24	24
ASIF Global Financing
5.17%, 05/03/07(4)	8	8
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	52	52
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	117	116
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	205	205
BMW US Capital LLC
5.37%, 07/13/07(4)	81	81
BNP Paribas
5.14%, 05/18/07(4)	149	149
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	59	58
CC USA Inc.
5.48%, 07/30/07(4)	40	40
Commodore CDO Ltd.
5.38%, 06/12/07(4)	20	20
Credit Agricole SA
5.48%, 07/23/07	81	81
Credit Suisse First Boston NY
5.51%, 04/24/07	40	40
Cullinan Finance Corp.
5.36%, 04/25/07(4)	20	20
DEPFA Bank PLC
5.37%, 06/15/07	81	81
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	93	92
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	81	81
Fifth Third Bancorp
5.38%, 06/22/07(4)	161	161
First Tennessee Bank N.A.
5.21%, 08/25/06	24	24
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	81	80
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	85	84
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	121	121
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	81	81
JP Morgan Chase & Co.
5.32%, 08/02/07	60	60
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	60	60
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	84	84
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	101	101
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	89	88
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	35	35
Marshall & Ilsley Bank
5.35%, 07/13/07	44	44
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	121	121
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	8	8
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	10	10
Mound Financing PLC
5.32%, 05/08/07(4)	76	76
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	81	80
National City Bank of Indiana
5.17%, 05/21/07	40	40

Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	266	266
Newcastle Ltd.
5.42%, 04/24/07(4)	28	28
Northern Rock PLC
5.39%, 08/03/07(4)	97	97
Principal Life Global Funding I
5.81%, 02/08/07	36	36
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	60	60
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	81	81
Strips III LLC
5.45%, 07/24/07(4)	20	20
SunTrust Bank
5.32%, 05/01/07	81	81
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	196	196
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	113	113
US Bank N.A.
5.33%, 09/29/06	36	36
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	123	123
Wachovia Bank N.A.
5.36%, 05/22/07	161	161
Wells Fargo & Co.
5.38%, 08/15/07(4)	40	40
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	60	60
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	262	260
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	27	27

		4,565

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,434)		18,434

TOTAL INVESTMENTS IN SECURITIES —100.08%
(Cost: $25,528,503)		23,575,215
Other Assets, Less Liabilities —(0.08)%		(17,927)

NET ASSETS —100.00%		$23,557,288

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.47%

OIL & GAS—97.48%
Anadarko Petroleum Corp.	43,213	$1,976,563
Apache Corp.	31,102	2,191,758
Atlas America Inc.(1)	2,147	97,388
ATP Oil & Gas Corp.(1)	2,251	92,516
Aurora Oil & Gas Corp.(1)	8,699	38,450
Berry Petroleum Co. Class A	4,478	150,640
Bill Barrett Corp.(1)	3,291	101,758
BP Prudhoe Bay Royalty Trust	2,706	237,857
Cabot Oil & Gas Corp.	5,360	282,740
Carrizo Oil & Gas Inc.(1)	2,609	77,252
Cheniere Energy Inc.(1)	5,685	198,918
Chesapeake Energy Corp.	37,512	1,234,145
Cimarex Energy Co.	8,892	363,060
CNX Gas Corp.(1)	3,309	89,541
Comstock Resources Inc.(1)	4,925	144,893
Delta Petroleum Corp.(1)	6,188	110,023
Denbury Resources Inc.(1)	12,628	437,813
Devon Energy Corp.	39,407	2,547,268
Encore Acquisition Co.(1)	5,784	176,181
Energy Partners Ltd.(1)	4,159	75,569
EOG Resources Inc.	20,637	1,530,234
EXCO Resources Inc.(1)	6,233	80,530
Forest Oil Corp.(1)	6,036	202,266
Frontier Oil Corp.	11,981	422,330
Gasco Energy Inc.(1)(2)	10,551	43,998
Giant Industries Inc.(1)	1,677	119,755
Harvest Natural Resources Inc.(1)	4,541	63,529
Holly Corp.	5,234	264,840
Houston Exploration Co.(1)	3,246	207,290
Hugoton Royalty Trust	4,629	143,962
Kerr-McGee Corp.	22,246	1,561,669
Mariner Energy Inc.(1)	9,058	163,135
Meridian Resource Corp. (The)(1)	11,123	39,487
Newfield Exploration Co.(1)	13,222	613,236
Noble Energy Inc.	18,125	917,306
Occidental Petroleum Corp.	38,440	4,141,910
Penn Virginia Corp.	2,140	146,076
Petrohawk Energy Corp.(1)	19,157	224,520
Pioneer Natural Resources Co.	13,298	603,064
Plains Exploration & Production Co.(1)	8,460	371,902
Pogo Producing Co.	5,812	257,297
Quicksilver Resources Inc.(1)	5,927	209,579
Range Resources Corp.	14,001	393,568
Rosetta Resources Inc.(1)(2)	5,908	106,403
Southwestern Energy Co.(1)	17,259	593,710
St. Mary Land & Exploration Co.	6,285	270,255
Stone Energy Corp.(1)	2,918	136,416
Sunoco Inc.	13,271	922,865
Swift Energy Co.(1)	3,324	159,552
Tesoro Corp.	7,164	535,867
Ultra Petroleum Corp.(1)	15,616	914,473
Valero Energy Corp.	56,105	3,783,160
W&T Offshore Inc.	3,112	105,995
Warren Resources Inc.(1)	5,874	84,057
Whiting Petroleum Corp.(1)	4,168	194,646

XTO Energy Inc.	33,187	1,559,457

		32,712,672
PIPELINES—1.99%
Dynegy Inc. Class A(1)	43,136	242,856
Western Gas Resources Inc.	7,006	424,844

		667,700

TOTAL COMMON STOCKS
(Cost: $32,289,110)		33,380,372

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.30%

CERTIFICATES OF DEPOSIT(3)—0.00%
Credit Suisse First Boston NY
5.28%, 04/23/07	$73	73
Societe Generale
5.33%, 12/08/06	728	728
Washington Mutual Bank
5.28%, 08/07/06	364	364
Wells Fargo Bank N.A.
4.78%, 12/05/06	582	582

		1,747
COMMERCIAL PAPER(3)—0.04%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	212	204
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	728	728
ASAP Funding Ltd.
5.21%, 08/08/06(4)	349	349
Barton Capital Corp.
5.29%, 08/01/06(4)	695	695
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	369	369
CC USA Inc.
5.03%, 10/24/06(4)	146	144
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	537	526
Five Finance Inc.
5.19%, 12/01/06(4)	327	322
General Electric Capital Corp.
5.26%, 08/02/06	728	727
General Electric Capital Services Inc.
5.22%, 12/11/06	73	71
General Electric Co.
5.26%, 08/02/06	728	727
Giro Funding Corp.
5.32%, 08/09/06(4)	218	218
Govco Inc.
5.22%, 08/03/06(4)	728	727
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	247	245
Landale Funding LLC
5.30%, 08/15/06(4)	800	799
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	397	391
Lockhart Funding LLC
5.28%, 08/04/06(4)	189	189
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	1,819	1,818
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	1,744	1,743

Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	1,154	1,154
Tulip Funding Corp.
5.30%, 08/01/06(4)	364	364
White Pine Finance LLC
5.12%, 10/27/06(4)	138	136

		12,646
MEDIUM-TERM NOTES(3)—0.01%
Bank of America N.A.
5.28%, 04/20/07	182	182
Cullinan Finance Corp.
5.71%, 06/28/07(4)	546	546
K2 USA LLC
5.39%, 06/04/07(4)	546	546
Marshall & Ilsley Bank
5.18%, 12/15/06	728	729
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	851	852
US Bank N.A.
2.85%, 11/15/06	146	145

		3,000
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	16,580	16,580

		16,580
REPURCHASE AGREEMENTS(3)—0.07%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $1,455 (collateralized by non-U.S. Government debt securities, value $1,501, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$1,455	1,455
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $2,910 (collateralized by non-U.S. Government debt securities, value $2,974, 5.00% to 5.50%, 2/1/34 to 7/1/34).	2,910	2,910
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $1,091 (collateralized by non-U.S. Government debt securities, value $1,203, 0.20% to 6.43%, 9/25/20 to 6/23/46).	1,091	1,091
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $3,274 (collateralized by non-U.S. Government debt securities, value $3,444, 4.92% to 5.93%, 10/25/33 to 10/25/35).	3,274	3,274
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $437 (collateralized by non-U.S. Government debt securities, value $493, 0.00% to 10.00%, 9/10/34 to 5/9/36).	437	437
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $1,455 (collateralized by non-U.S. Government debt securities, value $1,487, 3.00% to 8.57%, 10/15/06 to 2/15/38).	1,455	1,455
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $728 (collateralized by U.S. Government obligations, value $743, 4.81% to 5.82%, 1/1/33 to 7/1/36).	728	728

Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $728 (collateralized by non-U.S. Government debt securities, value $765, 5.97% to 9.01%, 10/27/10 to 3/25/37).	728	728
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $618 (collateralized by non-U.S. Government debt securities, value $650, 0.00% to 10.00%, 8/1/06 to 7/31/36).	618	618
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $2,183 (collateralized by non-U.S. Government debt securities, value $2,281, 0.66% to 9.61%, 2/22/11 to 7/25/46).	2,183	2,183
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $909 (collateralized by non-U.S. Government debt securities, value $940, 0.00% to 10.13%, 10/15/06 to 10/1/25).	909	909
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $3,639 (collateralized by U.S. Government obligations, value $3,734, 4.48% to 6.50%, 6/1/20 to 7/1/36).	3,638	3,638
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $728 (collateralized by non-U.S. Government debt securities, value $781, 3.22% to 7.30%, 5/15/07 to 10/25/45).	728	728
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $255 (collateralized by non-U.S. Government debt securities, value $263, 0.00% to 10.00%, 8/1/06 to 7/31/36).	255	255
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $533 (collateralized by non-U.S. Government debt securities, value $539, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	509	509
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $1,455 (collateralized by non-U.S. Government debt securities, value $1,528, 0.00% to 6.16%, 10/10/06 to 5/15/44).	1,455	1,455

		22,373
TIME DEPOSITS—0.01%(3)
Deutsche Bank AG
5.31%, 08/01/06	291	291
Rabobank Nederland NV
5.29%, 08/01/06	1,819	1,819
Societe Generale
5.29%, 08/01/06	1,091	1,091
Wells Fargo Bank N.A.
5.30%, 08/01/06	1,091	1,091

		4,292
VARIABLE & FLOATING RATE NOTES(3)—0.12%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	1,863	1,862
American Express Bank
5.37%, 02/28/07	728	728
American Express Centurion Bank
5.46%, 07/19/07	800	801
American Express Credit Corp.
5.43%, 07/05/07	218	218
ASIF Global Financing
5.17%, 05/03/07(4)	73	73

Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	473	473
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	1,055	1,055
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	1,855	1,856
BMW US Capital LLC
5.37%, 07/13/07(4)	728	728
BNP Paribas
5.14%, 05/18/07(4)	1,346	1,346
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	531	531
CC USA Inc.
5.48%, 07/30/07(4)	364	364
Commodore CDO Ltd.
5.38%, 06/12/07(4)	182	182
Credit Agricole SA
5.48%, 07/23/07	728	728
Credit Suisse First Boston NY
5.51%, 04/24/07	364	364
Cullinan Finance Corp.
5.36%, 04/25/07(4)	182	182
DEPFA Bank PLC
5.37%, 06/15/07	728	728
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	837	836
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	728	728
Fifth Third Bancorp
5.38%, 06/22/07(4)	1,455	1,455
First Tennessee Bank N.A.
5.21%, 08/25/06	218	218
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	728	728
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	764	765
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	1,091	1,092
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	728	728
JP Morgan Chase & Co.
5.32%, 08/02/07	546	546
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	546	546
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	759	759
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	909	909
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	800	800
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	321	321
Marshall & Ilsley Bank
5.35%, 07/13/07	400	400
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	1,091	1,091
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	73	73
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	92	92
Mound Financing PLC
5.32%, 05/08/07(4)	684	684
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	728	728
National City Bank of Indiana
5.17%, 05/21/07	364	364
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	2,401	2,402

Newcastle Ltd.
5.42%, 04/24/07(4)	256	256
Northern Rock PLC
5.39%, 08/03/07(4)	873	873
Principal Life Global Funding I
5.81%, 02/08/07	327	328
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	546	545
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	728	728
Strips III LLC
5.45%, 07/24/07(4)	182	182
SunTrust Bank
5.32%, 05/01/07	728	728
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	1,775	1,775
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	1,019	1,019
US Bank N.A.
5.33%, 09/29/06	327	327
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	1,107	1,107
Wachovia Bank N.A.
5.36%, 05/22/07	1,455	1,455
Wells Fargo & Co.
5.38%, 08/15/07(4)	364	364
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	546	546
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	2,365	2,364
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	246	245

		41,326

TOTAL SHORT-TERM INVESTMENTS
(Cost: $101,964)		101,964

TOTAL INVESTMENTS IN SECURITIES —99.77%
(Cost: $32,391,074)		33,482,336
Other Assets, Less Liabilities —0.23%		75,733

NET ASSETS —100.00%		$33,558,069

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.86%

HEALTH CARE - PRODUCTS—8.01%
Johnson & Johnson	47,883	$2,995,082

		2,995,082
HOUSEHOLD PRODUCTS & WARES—0.72%
Prestige Brands Holdings Inc.(1)	30,546	268,194

		268,194
PHARMACEUTICALS—91.13%
Abbott Laboratories	49,218	2,351,144
Abraxis BioScience Inc.(1)	15,060	301,953
Adams Respiratory Therapeutics Inc.(1)	10,985	491,249
Adolor Corp.(1)	20,416	488,555
Alkermes Inc.(1)	30,542	524,101
Allergan Inc.	12,525	1,350,821
Alpharma Inc. Class A	20,206	456,252
Barr Pharmaceuticals Inc.(1)	16,715	831,738
Bristol-Myers Squibb Co.	75,314	1,805,277
Cephalon Inc.(1)	13,060	858,564
Connetics Corp.(1)	26,635	255,163
Endo Pharmaceuticals Holdings Inc.(1)	26,320	817,762
Forest Laboratories Inc.(1)	31,402	1,454,227
Hospira Inc.(1)	22,202	970,005
King Pharmaceuticals Inc.(1)	47,630	810,663
Kos Pharmaceuticals Inc.(1)	11,577	478,593
K-V Pharmaceutical Co. Class A(1)	22,639	429,009
Lilly (Eli) & Co.	35,922	2,039,292
Medicines Co. (The)(1)	25,050	524,798
Medicis Pharmaceutical Corp. Class A	20,740	571,594
Merck & Co. Inc.	65,668	2,644,450
MGI Pharma Inc.(1)	27,319	399,131
Mylan Laboratories Inc.	39,088	858,372
Noven Pharmaceuticals Inc.(1)	19,110	377,614
Nuvelo Inc.(1)	26,927	457,759
Par Pharmaceutical Companies Inc.(1)	19,808	301,874
Perrigo Co.	32,689	517,794
Pfizer Inc.	123,288	3,204,255
Pharmion Corp.(1)	19,920	343,022
Salix Pharmaceuticals Ltd.(1)	31,055	316,761
Schering-Plough Corp.	81,590	1,667,700
Sciele Pharma Inc.(1)	17,994	367,797
Sepracor Inc.(1)	18,149	896,561
Theravance Inc.(1)	20,974	496,874
Valeant Pharmaceuticals International	31,894	551,128
Watson Pharmaceuticals Inc.(1)	27,413	613,777
Wyeth	45,991	2,229,184

		34,054,813

TOTAL COMMON STOCKS
(Cost: $37,191,429)		37,318,089

SHORT-TERM INVESTMENTS—0.08%
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(2)(3)	30,213	30,213

		30,213

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,213)		30,213

TOTAL INVESTMENTS IN SECURITIES —99.94%
(Cost: $37,221,642)		37,348,302
Other Assets, Less Liabilities —0.06%		20,965

NET ASSETS—100.00%		$37,369,267

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.99%

DIVERSIFIED FINANCIAL SERVICES—0.27%
Friedman, Billings, Ramsey Group Inc. Class A	505,524	$4,640,710

		4,640,710
FOREST PRODUCTS & PAPER—2.24%
Plum Creek Timber Co. Inc.	1,012,308	34,479,210
Potlatch Corp.	89,021	3,081,017
Rayonier Inc.	14,808	589,506

		38,149,733
REAL ESTATE—6.68%
Brookfield Properties Corp.	588,725	19,633,979
CB Richard Ellis Group Inc. Class A(1)	956,277	22,501,198
Forest City Enterprises Inc. Class A	293,776	14,659,422
Jones Lang LaSalle Inc.	180,215	14,723,566
Realogy Corp.(1)	800,000	20,232,000
St. Joe Co. (The)(2)	411,522	18,477,338
Trammell Crow Co.(1)	103,542	3,568,057

		113,795,560
REAL ESTATE INVESTMENT TRUSTS—90.80%
Alexandria Real Estate Equities Inc.	124,242	11,730,930
AMB Property Corp.	25,476	1,335,707
American Financial Realty Trust	158,569	1,836,229
American Home Mortgage Investment Corp.	287,280	10,031,818
Annaly Capital Management Inc.	424,941	5,443,494
Apartment Investment & Management Co. Class A	581,804	27,978,954
Archstone-Smith Trust	1,138,856	59,755,774
AvalonBay Communities Inc.	385,175	45,034,661
BioMed Realty Trust Inc.	46,175	1,376,477
Boston Properties Inc.	589,054	57,845,103
Brandywine Realty Trust	571,481	18,081,659
BRE Properties Inc. Class A	302,234	17,723,002
Camden Property Trust	292,596	22,368,964
CapitalSource Inc.	741,591	17,494,132
CBL & Associates Properties Inc.	373,654	14,632,291
Colonial Properties Trust	264,635	12,683,956
Corporate Office Properties Trust	235,273	10,587,285
Cousins Properties Inc.	251,372	7,986,088
Crescent Real Estate Equities Co.	665,880	12,997,978
Developers Diversified Realty Corp.	579,341	30,577,618
Duke Realty Corp.	761,329	28,367,119
Equity Inns Inc.	341,366	5,383,342
Equity Lifestyle Properties Inc.	4,482	192,592
Equity Office Properties Trust	1,949,920	73,921,467
Equity Residential	1,533,811	71,337,550
Essex Property Trust Inc.	127,664	14,948,178
Federal Realty Investment Trust	282,855	20,521,130
FelCor Lodging Trust Inc.	416,850	9,170,700
First Industrial Realty Trust Inc.	284,712	11,468,199

General Growth Properties Inc.	1,189,733	54,299,414
Glenborough Realty Trust Inc.	263,579	5,851,454
Health Care Property Investors Inc.	761,688	20,885,485
Health Care REIT Inc.	363,611	13,159,082
Healthcare Realty Trust Inc.	298,004	9,860,952
Highwoods Properties Inc.	10,707	398,729
Home Properties Inc.	193,894	10,815,407
Hospitality Properties Trust	380,079	16,560,042
Host Hotels & Resorts Inc.	2,508,974	53,240,428
HRPT Properties Trust	1,364,867	16,037,187
Impac Mortgage Holdings Inc.	571,460	6,154,624
iStar Financial Inc.	607,109	24,138,654
Kilroy Realty Corp.	168,232	12,430,663
Kimco Realty Corp.	1,144,606	44,914,339
KKR Financial Corp.	463,474	10,734,058
LaSalle Hotel Properties	240,088	9,918,035
Lexington Corporate Properties Trust(2)	402,256	8,012,940
Liberty Property Trust	443,564	20,780,973
Macerich Co. (The)	369,515	26,882,216
Mack-Cali Realty Corp.	349,697	16,893,862
Maguire Properties Inc.	270,149	10,106,274
Mills Corp.	224,823	5,211,397
Nationwide Health Properties Inc.	465,323	11,037,462
New Century Financial Corp.	314,379	13,725,787
New Plan Excel Realty Trust Inc.	616,766	15,986,575
NovaStar Financial Inc.(2)	214,233	7,414,604
Pan Pacific Retail Properties Inc.	10,184	703,714
Pennsylvania Real Estate Investment Trust	245,724	9,676,611
Post Properties Inc.	257,868	12,380,243
ProLogis	1,278,397	70,759,274
Public Storage Inc.	451,225	36,228,855
Realty Income Corp.	554,445	12,685,702
Reckson Associates Realty Corp.	15,297	681,175
Redwood Trust Inc.	155,992	7,422,099
Regency Centers Corp.	12,329	790,535
Shurgard Storage Centers Inc. Class A	265,775	17,514,573
Simon Property Group Inc.	1,117,788	95,604,408
SL Green Realty Corp.	226,380	25,875,234
Strategic Hotels & Resorts Inc.	21,786	434,631
Taubman Centers Inc.	321,055	13,323,783
Thornburg Mortgage Inc.	574,404	14,704,742
Trizec Properties Inc.	629,813	18,113,422
United Dominion Realty Trust Inc.	802,411	22,347,146
Ventas Inc.	575,202	20,551,967
Vornado Realty Trust	675,406	70,613,697
Washington Real Estate Investment Trust	278,441	10,324,592
Weingarten Realty Investors	477,563	19,083,418

		1,548,082,861

TOTAL COMMON STOCKS
(Cost: $1,723,607,873)		1,704,668,864

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.80%

CERTIFICATES OF DEPOSIT(3)—0.04%
Credit Suisse First Boston NY
5.28%, 04/23/07	$25,351	25,351
Societe Generale

5.33%, 12/08/06	253,509	253,509
Washington Mutual Bank
5.28%, 08/07/06	126,755	126,755
Wells Fargo Bank N.A.
4.78%, 12/05/06	202,808	202,808

		608,423
COMMERCIAL PAPER(3)—0.26%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	73,969	72,780
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	253,509	253,509
ASAP Funding Ltd.
5.21%, 08/08/06(4)	121,685	121,561
Barton Capital Corp.
5.29%, 08/01/06(4)	242,327	242,327
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	128,633	128,614
CC USA Inc.
5.03%, 10/24/06(4)	50,702	50,107
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	187,019	183,439
Five Finance Inc.
5.19%, 12/01/06(4)	114,079	112,073
General Electric Capital Corp.
5.26%, 08/02/06	253,509	253,472
General Electric Capital Services Inc.
5.22%, 12/11/06	25,351	24,866
General Electric Co.
5.26%, 08/02/06	253,509	253,472
Giro Funding Corp.
5.32%, 08/09/06(4)	76,053	75,963
Govco Inc.
5.22%, 08/03/06(4)	253,509	253,436
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	86,193	85,209
Landale Funding LLC
5.30%, 08/15/06(4)	278,860	278,286
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	138,472	136,358
Lockhart Funding LLC
5.28%, 08/04/06(4)	65,912	65,883
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	633,774	633,419
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	607,642	607,015
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	401,916	401,916
Tulip Funding Corp.
5.30%, 08/01/06(4)	126,755	126,755
White Pine Finance LLC
5.12%, 10/27/06(4)	47,913	47,320

		4,407,780
MEDIUM-TERM NOTES(3)—0.06%
Bank of America N.A.
5.28%, 04/20/07	63,377	63,377
Cullinan Finance Corp.
5.71%, 06/28/07(4)	190,132	190,132
K2 USA LLC
5.39%, 06/04/07(4)	190,132	190,132

Marshall & Ilsley Bank
5.18%, 12/15/06	253,509	253,835
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	296,606	296,606
US Bank N.A.
2.85%, 11/15/06	50,702	50,431

		1,044,513
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	921,743	921,743

		921,743
REPURCHASE AGREEMENTS(3)—0.46%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $507,094 (collateralized by non-U.S. Government debt securities, value $523,117, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$507,019	507,019
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $1,014,187 (collateralized by non-U.S. Government debt securities, value $1,036,076, 5.00% to 5.50%, 2/1/34 to 7/1/34).	1,014,038	1,014,038
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $380,321 (collateralized by non-U.S. Government debt securities, value $419,002, 0.20% to 6.43%, 9/25/20 to 6/23/46).	380,264	380,264
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $1,140,963 (collateralized by non-U.S. Government debt securities, value $1,199,868, 4.92% to 5.93%, 10/25/33 to 10/25/35).	1,140,793	1,140,793
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $152,129 (collateralized by non-U.S. Government debt securities, value $171,702, 0.00% to 10.00%, 9/10/34 to 5/9/36).	152,106	152,106
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $507,094 (collateralized by non-U.S. Government debt securities, value $518,038, 3.00% to 8.57%, 10/15/06 to 2/15/38).	507,019	507,019
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $253,546 (collateralized by U.S. Government obligations, value $259,019, 4.81% to 5.82%, 1/1/33 to 7/1/36).	253,509	253,509
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $253,547 (collateralized by non-U.S. Government debt securities, value $266,637, 5.97% to 9.01%, 10/27/10 to 3/25/37).	253,509	253,509
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $215,516 (collateralized by non-U.S. Government debt securities, value $226,642, 0.00% to 10.00%, 8/1/06 to 7/31/36).	215,483	215,483

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $760,641 (collateralized by non-U.S. Government debt securities, value $794,857, 0.66% to 9.61%, 2/22/11 to 7/25/46).	760,528	760,528
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $316,934 (collateralized by non-U.S. Government debt securities, value $327,524, 0.00% to 10.13%, 10/15/06 to 10/1/25).	316,887	316,887
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $1,267,733 (collateralized by U.S. Government obligations, value $1,301,119, 4.48% to 6.50%, 6/1/20 to 7/1/36).	1,267,547	1,267,547
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $253,547 (collateralized by non-U.S. Government debt securities, value $272,017, 3.22% to 7.30%, 5/15/07 to 10/25/45).	253,509	253,509
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $88,741 (collateralized by non-U.S. Government debt securities, value $91,538, 0.00% to 10.00%, 8/1/06 to 7/31/36).	88,728	88,728
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $185,823 (collateralized by non-U.S. Government debt securities, value $187,916, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	177,457	177,457
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $507,095 (collateralized by non-U.S. Government debt securities, value $532,536, 0.00% to 6.16%, 10/10/06 to 5/15/44).	507,019	507,019

		7,795,415
TIME DEPOSITS(3)—0.09%
Deutsche Bank AG
5.31%, 08/01/06	101,381	101,381
Rabobank Nederland NV
5.29%, 08/01/06	633,774	633,774
Societe Generale
5.29%, 08/01/06	380,264	380,264
Wells Fargo Bank N.A.
5.30%, 08/01/06	380,264	380,264

		1,495,683
VARIABLE & FLOATING RATE NOTES(3)—0.84%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	648,984	649,071
American Express Bank
5.37%, 02/28/07	253,509	253,509
American Express Centurion Bank
5.46%, 07/19/07	278,860	279,169
American Express Credit Corp.
5.43%, 07/05/07	76,053	76,099
ASIF Global Financing
5.17%, 05/03/07(4)	25,351	25,362
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	164,781	164,781
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	367,589	367,606

Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	646,449	646,485
BMW US Capital LLC
5.37%, 07/13/07(4)	253,509	253,509
BNP Paribas
5.14%, 05/18/07(4)	468,993	468,992
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	185,062	185,062
CC USA Inc.
5.48%, 07/30/07(4)	126,755	126,773
Commodore CDO Ltd.
5.38%, 06/12/07(4)	63,377	63,377
Credit Agricole SA
5.48%, 07/23/07	253,509	253,509
Credit Suisse First Boston NY
5.51%, 04/24/07	126,755	126,761
Cullinan Finance Corp.
5.36%, 04/25/07(4)	63,377	63,377
DEPFA Bank PLC
5.37%, 06/15/07	253,509	253,509
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	291,536	291,557
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	253,509	253,509
Fifth Third Bancorp
5.38%, 06/22/07(4)	507,019	507,019
First Tennessee Bank N.A.
5.21%, 08/25/06	76,053	76,053
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	253,509	253,488
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	266,185	266,254
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	380,264	380,329
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	253,509	253,509
JP Morgan Chase & Co.
5.32%, 08/02/07	190,132	190,132
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	190,132	190,123
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	264,617	264,617
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	316,887	316,799
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	278,860	278,838
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	111,703	111,703
Marshall & Ilsley Bank
5.35%, 07/13/07	139,430	139,430
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	380,264	380,264
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	25,351	25,351
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	31,942	31,947
Mound Financing PLC
5.32%, 05/08/07(4)	238,299	238,299
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	253,509	253,496
National City Bank of Indiana
5.17%, 05/21/07	126,755	126,763
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	836,581	836,794

Newcastle Ltd.
5.42%, 04/24/07(4)	89,362	89,343
Northern Rock PLC
5.39%, 08/03/07(4)	304,211	304,219
Principal Life Global Funding I
5.81%, 02/08/07	114,079	114,359
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	190,132	190,123
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	253,509	253,509
Strips III LLC
5.45%, 07/24/07(4)	63,377	63,377
SunTrust Bank
5.32%, 05/01/07	253,509	253,521
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	618,563	618,502
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	354,913	354,913
US Bank N.A.
5.33%, 09/29/06	114,079	114,074
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	385,756	385,756
Wachovia Bank N.A.
5.36%, 05/22/07	507,019	507,019
Wells Fargo & Co.
5.38%, 08/15/07(4)	126,755	126,763
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	190,132	190,130
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	823,906	823,734
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	85,620	85,620

		14,398,187

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,671,744)		30,671,744

TOTAL INVESTMENTS IN SECURITIES —101.79%
(Cost: $1,754,279,617)		1,735,340,608
Other Assets, Less Liabilities —(1.79)%		(30,465,770)

NET ASSETS —100.00%		$1,704,874,838

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.63%

BANKS—79.09%
AMCORE Financial Inc.	1,605	$45,983
AmSouth Bancorp	22,909	656,572
Associated Bancorp	8,697	272,738
BancorpSouth Inc.	5,115	139,895
Bank of Hawaii Corp.	3,597	178,195
Bank of New York Co. Inc. (The)	52,869	1,776,927
BB&T Corp.	38,204	1,604,186
Cathay General Bancorp	3,015	110,801
Chittenden Corp.	3,270	92,279
Citizens Banking Corp.	2,865	72,742
City National Corp.	2,820	188,122
Colonial BancGroup Inc. (The)	10,740	272,796
Comerica Inc.	11,349	664,484
Commerce Bancorp Inc.	12,640	429,381
Commerce Bancshares Inc.	4,646	236,388
Compass Bancshares Inc.	8,916	525,509
Cullen/Frost Bankers Inc.	3,784	222,196
East West Bancorp Inc.	3,917	158,051
Fifth Third Bancorp	32,628	1,244,432
First BanCorp (Puerto Rico)	5,220	49,538
First Horizon National Corp.	8,597	360,214
First Midwest Bancorp Inc.	3,362	120,023
FirstMerit Corp.	5,021	110,060
FNB Corp. (Pennsylvania)	3,615	59,792
Fulton Financial Corp.	12,094	200,156
Greater Bay Bancorp	3,525	100,956
Huntington Bancshares Inc.	16,330	397,635
KeyCorp	28,281	1,043,569
M&T Bank Corp.	5,579	680,192
Marshall & Ilsley Corp.	15,050	706,899
Mercantile Bankshares Corp.	8,565	304,571
National City Corp.	39,679	1,428,444
North Fork Bancorp Inc.	30,150	854,150
Northern Trust Corp.	13,527	772,392
Old National Bancorp	4,438	84,677
Pacific Capital Bancorp	3,210	94,567
Park National Corp.	810	82,288
PNC Financial Services Group	20,444	1,448,253
Popular Inc.	17,580	316,264
Provident Bankshares Corp.	2,310	84,939
Regions Financial Corp.	31,665	1,149,123
Republic Bancorp Inc.	5,295	69,153
Sky Financial Group Inc.	7,560	185,447
South Financial Group Inc. (The)	5,190	140,234
Sterling Bancshares Inc.	3,135	61,415
SunTrust Banks Inc.	25,081	1,978,138
Susquehanna Bancshares Inc.	3,585	86,685
SVB Financial Group(1)	2,475	110,930
Synovus Financial Corp.	18,584	525,184

TCF Financial Corp.	8,532	229,596
TD Banknorth Inc.	8,220	238,380
Texas Regional Bancshares Inc. Class A	3,510	133,064
TrustCo Bank Corp. NY	5,190	57,142
Trustmark Corp.	3,435	108,924
U.S. Bancorp	123,518	3,952,576
UCBH Holdings Inc.	6,360	106,085
Umpqua Holdings Corp.	3,894	101,594
UnionBanCal Corp.	3,900	240,981
United Bancshares Inc.	2,816	100,334
Valley National Bancorp	8,143	211,474
W Holding Co. Inc.	9,240	48,695
Webster Financial Corp.	3,750	176,850
Westamerica Bancorp	2,220	106,804
Whitney Holding Corp.	4,544	163,993
Wilmington Trust Corp.	4,710	205,121
Wintrust Financial Corp.	1,645	78,976
Zions Bancorporation	7,317	601,018

		29,359,172
DIVERSIFIED FINANCIAL SERVICES—0.87%
Doral Financial Corp.	6,495	33,254
IndyMac Bancorp Inc.	4,486	189,534
Lazard Ltd. Class A	2,547	99,460

		322,248
INTERNET—0.05%
NetBank Inc.	3,270	17,985

		17,985
SAVINGS & LOANS—19.62%
Anchor BanCorp Wisconsin Inc.	1,440	42,768
Astoria Financial Corp.	6,554	194,982
Commercial Capital Bancorp Inc.	3,600	57,168
Dime Community Bancshares	2,355	32,899
Downey Financial Corp.	1,456	96,606
First Niagara Financial Group Inc.	7,815	114,333
FirstFed Financial Corp.(1)	1,140	64,353
Golden West Financial Corp.	21,253	1,565,496
Harbor Florida Bancshares Inc.	1,515	66,993
Hudson City Bancorp Inc.	37,514	486,557
MAF Bancorp Inc.	2,265	92,865
New York Community Bancorp Inc.	18,435	301,044
NewAlliance Bancshares Inc.	6,986	98,572
People’s Bank	4,140	148,585
PFF Bancorp Inc.	1,575	59,141
Provident Financial Services Inc.	4,547	82,028
Sovereign Bancorp Inc.	27,355	564,607
Washington Federal Inc.	6,045	135,227
Washington Mutual Inc.	68,865	3,078,266

		7,282,490

TOTAL COMMON STOCKS
(Cost: $36,776,719)		36,981,895
SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(2)(3)	40,815	40,815

		40,815

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,815)	40,815

TOTAL INVESTMENTS IN SECURITIES —99.74%
(Cost: $36,817,534)	37,022,710
Other Assets, Less Liabilities —0.26%	96,665

NET ASSETS —100.00%	$37,119,375

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—100.00%

COMPUTERS—26.25%
Advanced Digital Information Corp.(1)	16,054	$193,611
Agilysys Inc.	8,378	131,283
Apple Computer Inc.(1)	231,573	15,737,701
Brocade Communications Systems Inc.(1)	74,658	467,359
CACI International Inc. Class A(1)	8,253	465,057
Cadence Design Systems Inc.(1)	77,612	1,256,538
CIBER Inc.(1)	14,664	95,316
Cognizant Technology Solutions Corp.(1)	37,982	2,487,441
Computer Sciences Corp.(1)	50,654	2,653,763
Dell Inc.(1)	548,004	11,880,727
Diebold Inc.	19,606	792,082
DST Systems Inc.(1)	15,641	880,745
Electronic Data Systems Corp.	142,919	3,415,764
Electronics For Imaging Inc.(1)	15,004	302,781
EMC Corp.(1)	647,052	6,567,578
Gateway Inc.(1)	63,115	100,984
Henry (Jack) & Associates Inc.	20,944	395,213
Hewlett-Packard Co.	760,202	24,258,046
Hutchinson Technology Inc.(1)	7,256	130,971
Imation Corp.	9,193	374,339
InFocus Corp.(1)	10,599	29,147
Intergraph Corp.(1)	7,729	274,611
International Business Machines Corp.	422,352	32,694,268
Komag Inc.(1)	7,321	280,468
Kronos Inc.(1)	8,695	252,242
Lexmark International Inc.(1)	29,367	1,587,286
McDATA Corp. Class A(1)	32,221	103,107
Mentor Graphics Corp.(1)	21,641	298,213
Mercury Computer Systems Inc.(1)	5,722	76,904
MICROS Systems Inc.(1)	10,345	413,800
msystems Ltd.(1)	9,023	324,828
NCR Corp.(1)	50,612	1,626,670
Network Appliance Inc.(1)	100,649	2,988,269
Palm Inc.(1)	23,990	357,691
Perot Systems Corp. Class A(1)	23,006	306,440
Quantum Corp.(1)	49,684	106,821
RadiSys Corp.(1)	5,587	117,830
Reynolds & Reynolds Co. (The) Class A	17,095	604,992
SanDisk Corp.(1)	52,104	2,431,173
Seagate Technology	144,231	3,346,159
Silicon Storage Technology Inc.(1)	25,101	99,902
SRA International Inc. Class A(1)	9,704	234,740
Sun Microsystems Inc.(1)	941,948	4,097,474
Synopsys Inc.(1)	39,701	710,648
Unisys Corp.(1)	92,651	474,373
Western Digital Corp.(1)	59,002	1,034,895

		127,460,250

DISTRIBUTION & WHOLESALE—0.57%
Brightpoint Inc.(1)	10,397	152,524
CDW Corp.	16,146	953,906
Ingram Micro Inc. Class A(1)	38,077	671,298
Tech Data Corp.(1)	15,471	575,212
United Stationers Inc.(1)	8,855	435,400

		2,788,340
ELECTRICAL COMPONENTS & EQUIPMENT—0.17%
American Power Conversion Corp.	50,042	844,709

		844,709
ELECTRONICS—0.08%
Cymer Inc.(1)	10,060	393,547

		393,547
ENGINEERING & CONSTRUCTION—0.04%
Dycom Industries Inc.(1)	11,083	199,383

		199,383
ENTERTAINMENT—0.06%
Macrovision Corp.(1)	13,938	273,464

		273,464
HOME FURNISHINGS—0.01%
Audiovox Corp. Class A(1)	5,126	64,229

		64,229
INTERNET—9.72%
Agile Software Corp.(1)	13,501	79,251
Akamai Technologies Inc.(1)	41,257	1,635,015
Ariba Inc.(1)	19,743	153,995
Avocent Corp.(1)	13,458	344,256
Check Point Software Technologies Ltd.(1)	49,229	827,047
Digital River Inc.(1)	9,701	434,993
EarthLink Inc.(1)	35,273	254,318
Entrust Inc.(1)	13,835	39,430
Equinix Inc.(1)	5,722	299,718
F5 Networks Inc.(1)	10,822	501,491
Google Inc. Class A(1)	58,414	22,582,852
InfoSpace Inc.(1)	7,732	170,568
Internet Security Systems Inc.(1)	10,388	233,626
Interwoven Inc.(1)	10,552	100,033
Keynote Systems Inc.(1)	4,620	48,833
McAfee Inc.(1)	41,186	887,558
Openwave Systems Inc.(1)	24,310	160,203
RealNetworks Inc.(1)	31,051	310,199
Redback Networks Inc.(1)	14,184	219,285
RSA Security Inc.(1)	19,343	533,480
S1 Corp.(1)	19,190	82,517
SonicWALL Inc.(1)	14,959	149,590
Symantec Corp.(1)	286,234	4,971,885
TIBCO Software Inc.(1)	54,430	433,263
United Online Inc.	17,380	189,616
VeriSign Inc.(1)	68,453	1,227,362
Vignette Corp.(1)	8,035	104,375
webMethods Inc.(1)	14,480	107,731
Websense Inc.(1)	12,798	239,963
Yahoo! Inc.(1)	363,278	9,859,365

		47,181,818
MACHINERY—0.08%
Intermec Inc.(1)	13,153	320,933
Presstek Inc.(1)	7,714	61,943

		382,876

OFFICE & BUSINESS EQUIPMENT—1.33%
IKON Office Solutions Inc.	26,760	369,556
Pitney Bowes Inc.	61,328	2,534,073
Xerox Corp.(1)	252,720	3,560,825

		6,464,454
RETAIL—0.05%
Insight Enterprises Inc.(1)	13,210	223,777

		223,777
SEMICONDUCTORS—21.07%
Actel Corp.(1)	6,982	94,676
Advanced Micro Devices Inc.(1)	130,079	2,522,232
Agere Systems Inc.(1)	48,678	708,752
Altera Corp.(1)	99,730	1,726,326
Amkor Technology Inc.(1)	27,799	171,798
Analog Devices Inc.	100,536	3,250,329
Applied Materials Inc.	434,036	6,831,727
Applied Micro Circuits Corp.(1)	83,456	215,316
Asyst Technologies Inc.(1)	12,802	89,230
Atmel Corp.(1)	122,623	587,364
ATMI Inc.(1)	10,108	268,570
Axcelis Technologies Inc.(1)	27,149	150,134
Broadcom Corp. Class A(1)	125,349	3,007,123
Brooks Automation Inc.(1)	20,507	231,524
Cabot Microelectronics Corp.(1)(2)	6,750	201,015
Cirrus Logic Inc.(1)	20,759	144,690
Cohu Inc.	5,453	82,777
Conexant Systems Inc.(1)	129,381	231,592
Credence Systems Corp.(1)	24,354	68,678
Cree Inc.(1)(2)	20,750	409,398
Cypress Semiconductor Corp.(1)	36,545	555,119
DSP Group Inc.(1)	7,837	187,775
Emulex Corp.(1)	22,525	335,397
Exar Corp.(1)	9,416	121,937
Fairchild Semiconductor International Inc. Class A(1)	32,716	535,234
FormFactor Inc.(1)	10,179	436,374
Freescale Semiconductor Inc. Class A(1)	38,518	1,102,770
Freescale Semiconductor Inc. Class B(1)	74,219	2,116,726
Integrated Device Technology Inc.(1)	54,823	848,112
Intel Corp.	1,584,763	28,525,734
International Rectifier Corp.(1)(2)	19,343	689,578
Intersil Corp. Class A	40,185	944,749
KLA-Tencor Corp.	54,843	2,313,826
Kopin Corp.(1)	18,696	62,071
Kulicke & Soffa Industries Inc.(1)	14,622	108,057
Lam Research Corp.(1)	37,202	1,547,231
Lattice Semiconductor Corp.(1)	29,430	173,637
Linear Technology Corp.	84,172	2,722,964
LSI Logic Corp.(1)	106,068	869,758
LTX Corp.(1)	17,032	91,973
Marvell Technology Group Ltd.(1)	123,548	2,291,815
Maxim Integrated Products Inc.	88,462	2,599,014
MEMC Electronic Materials Inc.(1)	40,983	1,246,703
Micrel Inc.(1)	17,143	183,087
Microchip Technology Inc.	57,815	1,865,112
Micron Technology Inc.(1)	194,034	3,024,990
Microsemi Corp.(1)	17,726	448,468
Mindspeed Technologies Inc.(1)(2)	29,166	52,207
National Semiconductor Corp.	92,392	2,149,038

Novellus Systems Inc.(1)	36,107	913,868
NVIDIA Corp.(1)	93,683	2,073,205
OmniVision Technologies Inc.(1)(2)	14,401	273,619
Photronics Inc.(1)	10,643	148,683
PMC-Sierra Inc.(1)	55,284	282,501
Power Integrations Inc.(1)	8,070	128,313
QLogic Corp.(1)	44,189	772,866
Rambus Inc.(1)	25,793	454,731
Semtech Corp.(1)	19,983	257,781
Silicon Image Inc.(1)	22,065	233,448
Silicon Laboratories Inc.(1)	13,678	504,992
SiRF Technology Holdings Inc.(1)	11,284	215,524
Skyworks Solutions Inc.(1)	43,547	191,171
Teradyne Inc.(1)	53,089	697,589
Tessera Technologies Inc.(1)	12,002	377,703
Texas Instruments Inc.	425,222	12,663,111
Transmeta Corp.(1)	49,259	66,500
TriQuint Semiconductor Inc.(1)	37,984	179,284
Ultratech Inc.(1)	5,924	89,689
Varian Semiconductor Equipment Associates Inc.(1)	15,690	497,373
Xilinx Inc.	94,946	1,926,454
Zoran Corp.(1)	12,366	198,474

		102,289,586
SOFTWARE—21.14%
Actuate Corp.(1)	17,128	69,368
Adobe Systems Inc.(1)	164,697	4,695,511
Advent Software Inc.(1)	6,267	195,656
ANSYS Inc.(1)	8,806	404,107
Autodesk Inc.(1)	63,259	2,157,764
BEA Systems Inc.(1)	109,080	1,280,599
BMC Software Inc.(1)	59,170	1,385,761
Borland Software Corp.(1)	20,527	114,951
CA Inc.	128,158	2,686,192
Cerner Corp.(1)	16,675	675,004
Citrix Systems Inc.(1)	48,527	1,541,703
Compuware Corp.(1)	94,414	659,954
CSG Systems International Inc.(1)	12,915	336,307
Dendrite International Inc.(1)	10,360	94,380
Fair Isaac Corp.	18,405	621,721
FileNET Corp.(1)	11,385	362,271
Hyperion Solutions Corp.(1)	16,251	506,381
Informatica Corp.(1)	23,736	331,592
Inter-Tel Inc.	5,486	117,620
Intuit Inc.(1)	88,286	2,725,389
JDA Software Group Inc.(1)	8,006	123,853
Keane Inc.(1)	14,250	205,485
Microsoft Corp.	2,470,436	59,364,577
MRO Software Inc.(1)	6,008	126,889
Novell Inc.(1)	98,813	641,296
Nuance Communications Inc.(1)	31,298	289,819
Oracle Corp.(1)	1,117,192	16,724,364
Packeteer Inc.(1)	9,307	85,159
Parametric Technology Corp.(1)	30,365	469,443
Progress Software Corp.(1)	10,518	238,022
Quest Software Inc.(1)	14,697	200,908
Red Hat Inc.(1)	48,327	1,144,383
Salesforce.com Inc.(1)	21,392	549,774
Sybase Inc.(1)	24,524	516,230
Transaction Systems Architects Inc. Class A(1)	10,155	375,938
Trident Microsystems Inc.(1)	13,161	226,632
VeriFone Holdings Inc.(1)	8,633	243,882

Wind River Systems Inc.(1)	21,934	181,394

		102,670,279
TELECOMMUNICATIONS—19.43%
Adaptec Inc.(1)	30,836	135,678
ADC Telecommunications Inc.(1)	31,676	387,397
ADTRAN Inc.	18,443	403,348
Amdocs Ltd.(1)	51,499	1,868,384
American Tower Corp. Class A(1)	113,193	3,825,923
Andrew Corp.(1)	43,570	368,167
Arris Group Inc.(1)	28,390	303,489
Avaya Inc.(1)	128,720	1,191,947
C-COR Inc.(1)	13,168	87,040
CIENA Corp.(1)	158,988	577,126
Cisco Systems Inc.(1)	1,675,502	29,907,711
Comverse Technology Inc.(1)	55,066	1,067,179
Corning Inc.(1)	419,237	7,994,850
Crown Castle International Corp.(1)	58,450	2,059,194
Extreme Networks Inc.(1)	29,873	113,816
Finisar Corp.(1)	65,516	183,445
Foundry Networks Inc.(1)	33,664	348,759
Harmonic Inc.(1)	19,485	98,399
Harris Corp.	36,544	1,664,579
InterDigital Communications Corp.(1)	15,014	411,534
JDS Uniphase Corp.(1)	440,483	938,229
Juniper Networks Inc.(1)	150,814	2,028,448
Lucent Technologies Inc.(1)	1,218,867	2,596,187
Motorola Inc.	679,676	15,469,426
MRV Communications Inc.(1)(2)	28,206	67,130
Plantronics Inc.	13,042	202,934
Polycom Inc.(1)	24,368	540,970
QUALCOMM Inc.	455,367	16,056,240
RF Micro Devices Inc.(1)	51,718	318,583
SBA Communications Corp.(1)	24,187	577,586
Sonus Networks Inc.(1)	67,106	300,635
Stratex Networks Inc.(1)	21,950	77,045
Sycamore Networks Inc.(1)	50,727	184,646
Tekelec(1)	17,139	176,360
Tellabs Inc.(1)	112,381	1,056,381
3Com Corp.(1)	106,054	502,696
UTStarcom Inc.(1)	26,952	223,971
Wireless Facilities Inc.(1)	13,122	31,624

		94,347,056

TOTAL COMMON STOCKS
(Cost: $529,145,385)		485,583,768

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.30%

CERTIFICATES OF DEPOSIT(3)—0.00%
Credit Suisse First Boston NY
5.28%, 04/23/07	$1,081	1,081
Societe Generale
5.33%, 12/08/06	10,807	10,807
Washington Mutual Bank
5.28%, 08/07/06	5,403	5,403
Wells Fargo Bank N.A.
4.78%, 12/05/06	8,645	8,645

		25,936

COMMERCIAL PAPER(3)—0.04%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	3,153	3,095
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	10,807	10,807
ASAP Funding Ltd.
5.21%, 08/08/06(4)	5,187	5,182
Barton Capital Corp.
5.29%, 08/01/06(4)	10,330	10,330
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	5,484	5,483
CC USA Inc.
5.03%, 10/24/06(4)	2,161	2,136
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	7,972	7,820
Five Finance Inc.
5.19%, 12/01/06(4)	4,863	4,778
General Electric Capital Corp.
5.26%, 08/02/06	10,807	10,805
General Electric Capital Services Inc.
5.22%, 12/11/06	1,081	1,060
General Electric Co.
5.26%, 08/02/06	10,807	10,805
Giro Funding Corp.
5.32%, 08/09/06(4)	3,242	3,238
Govco Inc.
5.22%, 08/03/06(4)	10,807	10,804
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	3,674	3,633
Landale Funding LLC
5.30%, 08/15/06(4)	11,888	11,863
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	5,903	5,813
Lockhart Funding LLC
5.28%, 08/04/06(4)	2,810	2,809
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	27,017	27,002
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	25,903	25,876
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	17,133	17,133
Tulip Funding Corp.
5.30%, 08/01/06(4)	5,403	5,403
White Pine Finance LLC
5.12%, 10/27/06(4)	2,042	2,017

		187,892
MEDIUM-TERM NOTES(3)—0.01%
Bank of America N.A.
5.28%, 04/20/07	2,702	2,702
Cullinan Finance Corp.
5.71%, 06/28/07(4)	8,105	8,105
K2 USA LLC
5.39%, 06/04/07(4)	8,105	8,105
Marshall & Ilsley Bank
5.18%, 12/15/06	10,807	10,821
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	12,644	12,644
US Bank N.A.

2.85%, 11/15/06	2,161	2,150

		44,527
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%,(5)(6)	202,103	202,103

		202,103
REPURCHASE AGREEMENTS(3)—0.07%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $21,617 (collateralized by non-U.S. Government debt securities, value $22,300, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$21,614	21,614
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $43,233 (collateralized by non-U.S. Government debt securities, value $44,167, 5.00% to 5.50%, 2/1/34 to 7/1/34).	43,227	43,227
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $16,212 (collateralized by non-U.S. Government debt securities, value $17,862, 0.20% to 6.43%, 9/25/20 to 6/23/46).	16,210	16,210
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $48,638 (collateralized by non-U.S. Government debt securities, value $51,149, 4.92% to 5.93%, 10/25/33 to 10/25/35).	48,631	48,631
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $6,485 (collateralized by non-U.S. Government debt securities, value $7,319, 0.00% to 10.00%, 9/10/34 to 5/9/36).	6,484	6,484
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $21,617 (collateralized by non-U.S. Government debt securities, value $22,083, 3.00% to 8.57%, 10/15/06 to 2/15/38).	21,614	21,614
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $10,809 (collateralized by U.S. Government obligations, value $11,042, 4.81% to 5.82%, 1/1/33 to 7/1/36).	10,807	10,807
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $10,809 (collateralized by non-U.S. Government debt securities, value $11,366, 5.97% to 9.01%, 10/27/10 to 3/25/37).	10,807	10,807
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $9,187 (collateralized by non-U.S. Government debt securities, value $9,662, 0.00% to 10.00%, 8/1/06 to 7/31/36).	9,186	9,186
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $32,426 (collateralized by non-U.S. Government debt securities, value $33,884, 0.66% to 9.61%, 2/22/11 to 7/25/46).	32,421	32,421

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $13,511 (collateralized by non-U.S. Government debt securities, value $13,962, 0.00% to 10.13%, 10/15/06 to 10/1/25).	13,509	13,509
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $54,042 (collateralized by U.S. Government obligations, value $55,465, 4.48% to 6.50%, 6/1/20 to 7/1/36).	54,034	54,034
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $10,809 (collateralized by non-U.S. Government debt securities, value $11,596, 3.22% to 7.30%, 5/15/07 to 10/25/45).	10,807	10,807
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $3,783 (collateralized by non-U.S. Government debt securities, value $3,902, 0.00% to 10.00%, 8/1/06 to 7/31/36).	3,782	3,782
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $7,922 (collateralized by non-U.S. Government debt securities, value $8,011, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	7,565	7,565
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $21,617 (collateralized by non-U.S. Government debt securities, value $22,701, 0.00% to 6.16%, 10/10/06 to 5/15/44).	21,614	21,614

		332,312
TIME DEPOSITS(3)—0.01%
Deutsche Bank AG
5.31%, 08/01/06	4,322	4,322
Rabobank Nederland NV
5.29%, 08/01/06	27,017	27,017
Societe Generale
5.29%, 08/01/06	16,210	16,210
Wells Fargo Bank N.A.
5.30%, 08/01/06	16,210	16,210

		63,759
VARIABLE & FLOATING RATE NOTES(3)—0.13%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	27,666	27,669
American Express Bank
5.37%, 02/28/07	10,807	10,806
American Express Centurion Bank
5.46%, 07/19/07	11,888	11,901
American Express Credit Corp.
5.43%, 07/05/07	3,242	3,244
ASIF Global Financing
5.17%, 05/03/07(4)	1,081	1,081
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	7,024	7,024
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	15,670	15,671
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	27,557	27,559
BMW US Capital LLC
5.37%, 07/13/07(4)	10,807	10,807
BNP Paribas
5.14%, 05/18/07(4)	19,993	19,993

Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	7,889	7,890
CC USA Inc.
5.48%, 07/30/07(4)	5,403	5,404
Commodore CDO Ltd.
5.38%, 06/12/07(4)	2,702	2,702
Credit Agricole SA
5.48%, 07/23/07	10,807	10,807
Credit Suisse First Boston NY
5.51%, 04/24/07	5,403	5,404
Cullinan Finance Corp.
5.36%, 04/25/07(4)	2,702	2,702
DEPFA Bank PLC
5.37%, 06/15/07	10,807	10,807
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	12,428	12,429
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	10,807	10,807
Fifth Third Bancorp
5.38%, 06/22/07(4)	21,614	21,614
First Tennessee Bank N.A.
5.21%, 08/25/06	3,242	3,242
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	10,807	10,806
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	11,347	11,350
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	16,210	16,213
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	10,807	10,807
JP Morgan Chase & Co.
5.32%, 08/02/07	8,105	8,105
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	8,105	8,104
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	11,280	11,280
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	13,509	13,505
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	11,888	11,887
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	4,762	4,762
Marshall & Ilsley Bank
5.35%, 07/13/07	5,944	5,944
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	16,210	16,210
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	1,081	1,081
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	1,362	1,362
Mound Financing PLC
5.32%, 05/08/07(4)	10,158	10,158
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	10,807	10,806
National City Bank of Indiana
5.17%, 05/21/07	5,403	5,404
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	35,663	35,672
Newcastle Ltd.
5.42%, 04/24/07(4)	3,809	3,809
Northern Rock PLC
5.39%, 08/03/07(4)	12,968	12,969

Principal Life Global Funding I
5.81%, 02/08/07	4,863	4,875
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	8,105	8,105
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	10,807	10,807
Strips III LLC
5.45%, 07/24/07(4)	2,702	2,702
SunTrust Bank
5.32%, 05/01/07	10,807	10,807
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	26,369	26,366
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	15,130	15,130
US Bank N.A.
5.33%, 09/29/06	4,863	4,863
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	16,444	16,445
Wachovia Bank N.A.
5.36%, 05/22/07	21,614	21,614
Wells Fargo & Co.
5.38%, 08/15/07(4)	5,403	5,404
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	8,105	8,105
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	35,122	35,116
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	3,650	3,650

		613,786

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,470,315)		1,470,315

TOTAL INVESTMENTS IN SECURITIES —100.30%
(Cost: $530,615,700)		487,054,083
Other Assets, Less Liabilities —(0.30)%		(1,450,424)

NET ASSETS —100.00%		$485,603,659

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.99%

HOLDING COMPANIES—DIVERSIFIED—2.73%
Leucadia National Corp.	708,944	$19,517,228

		19,517,228
TELECOMMUNICATIONS—97.26%
Alltel Corp.	548,745	30,274,262
American Tower Corp. Class A(1)	254,616	8,606,021
AT&T Inc.	5,143,913	154,265,951
BCE Inc.	971,545	22,190,088
BellSouth Corp.	982,937	38,501,642
CenturyTel Inc.	812,757	31,348,038
Cincinnati Bell Inc.(1)	1,461,716	5,861,481
Citizens Communications Co.	1,578,165	20,247,857
Crown Castle International Corp.(1)(2)	178,960	6,304,761
Dobson Communications Corp. Class A(1)	253,506	1,701,025
Embarq Corp.(1)	430,344	19,473,066
IDT Corp.(1)	146,757	1,921,049
IDT Corp. Class B(1)(2)	474,604	6,350,202
Leap Wireless International Inc.(1)	125,363	5,603,726
Level 3 Communications Inc.(1)(2)	1,382,930	5,407,256
NII Holdings Inc. Class B(1)	542,834	28,650,779
NTL Inc.	706,599	16,145,787
Qwest Communications International Inc.(1)(2)	3,801,630	30,375,024
Sprint Nextel Corp.	3,382,470	66,972,906
Telephone & Data Systems Inc.	396,721	16,210,020
Telephone & Data Systems Inc. Special	381,207	15,152,978
United States Cellular Corp.(1)	317,903	19,121,865
Verizon Communications Inc.	4,089,509	138,307,194
Windstream Corp.	560,307	7,020,647

		696,013,625

TOTAL COMMON STOCKS
(Cost: $690,776,120)		715,530,853

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—5.40%

CERTIFICATES OF DEPOSIT(3)—0.11%
Credit Suisse First Boston NY
5.28%, 04/23/07	$32,600	32,600
Societe Generale
5.33%, 12/08/06	326,004	326,004
Washington Mutual Bank
5.28%, 08/07/06	163,002	163,002
Wells Fargo Bank N.A.
4.78%, 12/05/06	260,803	260,803

		782,409

COMMERCIAL PAPER(3)—0.79%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	95,121	93,586
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	326,004	326,004
ASAP Funding Ltd.
5.21%, 08/08/06(4)	156,482	156,323
Barton Capital Corp.
5.29%, 08/01/06(4)	311,624	311,624
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	165,418	165,394
CC USA Inc.
5.03%, 10/24/06(4)	65,201	64,436
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	240,500	235,897
Five Finance Inc.
5.19%, 12/01/06(4)	146,702	144,122
General Electric Capital Corp.
5.26%, 08/02/06	326,004	325,956
General Electric Capital Services Inc.
5.22%, 12/11/06	32,600	31,976
General Electric Co.
5.26%, 08/02/06	326,004	325,956
Giro Funding Corp.
5.32%, 08/09/06(4)	97,801	97,686
Govco Inc.
5.22%, 08/03/06(4)	326,004	325,910
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	110,841	109,576
Landale Funding LLC
5.30%, 08/15/06(4)	358,604	357,865
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	178,070	175,351
Lockhart Funding LLC
5.28%, 08/04/06(4)	84,761	84,724
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	815,010	814,555
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	781,406	780,600
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	516,850	516,850
Tulip Funding Corp.
5.30%, 08/01/06(4)	163,002	163,002
White Pine Finance LLC
5.12%, 10/27/06(4)	61,615	60,852

		5,668,245
MEDIUM-TERM NOTES(3)—0.19%
Bank of America N.A.
5.28%, 04/20/07	81,501	81,501
Cullinan Finance Corp.
5.71%, 06/28/07(4)	244,503	244,503
K2 USA LLC
5.39%, 06/04/07(4)	244,503	244,503
Marshall & Ilsley Bank
5.18%, 12/15/06	326,004	326,422
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	381,425	381,424
US Bank N.A.
2.85%, 11/15/06	65,201	64,852

		1,343,205

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	394,318	394,318

		394,318
REPURCHASE AGREEMENTS(3)—1.40%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $652,105 (collateralized by non-U.S. Government debt securities, value $672,710, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$652,008	652,008
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $1,304,207 (collateralized by non-U.S. Government debt securities, value $1,332,357, 5.00% to 5.50%, 2/1/34 to 7/1/34).	1,304,016	1,304,016
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $489,079 (collateralized by non-U.S. Government debt securities, value $538,822, 0.20% to 6.43%, 9/25/20 to 6/23/46).	489,006	489,006
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $1,467,236 (collateralized by non-U.S. Government debt securities, value $1,542,987, 4.92% to 5.93%, 10/25/33 to 10/25/35).	1,467,018	1,467,018
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $195,632 (collateralized by non-U.S. Government debt securities, value $220,802, 0.00% to 10.00%, 9/10/34 to 5/9/36).	195,602	195,602
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $652,105 (collateralized by non-U.S. Government debt securities, value $666,179, 3.00% to 8.57%, 10/15/06 to 2/15/38).	652,008	652,008
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $326,052 (collateralized by U.S. Government obligations, value $333,089, 4.81% to 5.82%, 1/1/33 to 7/1/36).	326,004	326,004
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $326,053 (collateralized by non-U.S. Government debt securities, value $342,886, 5.97% to 9.01%, 10/27/10 to 3/25/37).	326,004	326,004
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $277,145 (collateralized by non-U.S. Government debt securities, value $291,453, 0.00% to 10.00%, 8/1/06 to 7/31/36).	277,103	277,103
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $978,158 (collateralized by non-U.S. Government debt securities, value $1,022,157, 0.66% to 9.61%, 2/22/11 to 7/25/46).	978,012	978,012

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $407,565 (collateralized by non-U.S. Government debt securities, value $421,184, 0.00% to 10.13%, 10/15/06 to 10/1/25).	407,505	407,505
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $1,630,259 (collateralized by U.S. Government obligations, value $1,673,193, 4.48% to 6.50%, 6/1/20 to 7/1/36).	1,630,020	1,630,020
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $326,053 (collateralized by non-U.S. Government debt securities, value $349,805, 3.22% to 7.30%, 5/15/07 to 10/25/45).	326,004	326,004
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $114,118 (collateralized by non-U.S. Government debt securities, value $117,714, 0.00% to 10.00%, 8/1/06 to 7/31/36).	114,101	114,101
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $238,961 (collateralized by non-U.S. Government debt securities, value $241,653, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	228,203	228,203
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $652,105 (collateralized by non-U.S. Government debt securities, value $684,822, 0.00% to 6.16%, 10/10/06 to 5/15/44).	652,008	652,008

		10,024,622
TIME DEPOSITS—0.27%(3)
Deutsche Bank AG
5.31%, 08/01/06	130,372	130,372
Rabobank Nederland NV
5.29%, 08/01/06	815,010	815,010
Societe Generale
5.29%, 08/01/06	489,006	489,006
Wells Fargo Bank N.A.
5.30%, 08/01/06	489,006	489,006

		1,923,394
VARIABLE & FLOATING RATE NOTES(3)—2.59%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	834,570	834,681
American Express Bank
5.37%, 02/28/07	326,004	326,003
American Express Centurion Bank
5.46%, 07/19/07	358,604	359,001
American Express Credit Corp.
5.43%, 07/05/07	97,801	97,861
ASIF Global Financing
5.17%, 05/03/07(4)	32,600	32,614
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	211,903	211,903
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	472,706	472,727
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	831,310	831,358
BMW US Capital LLC
5.37%, 07/13/07(4)	326,004	326,004
BNP Paribas
5.14%, 05/18/07(4)	603,107	603,107

Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	237,983	237,982
CC USA Inc.
5.48%, 07/30/07(4)	163,002	163,025
Commodore CDO Ltd.
5.38%, 06/12/07(4)	81,501	81,501
Credit Agricole SA
5.48%, 07/23/07	326,004	326,004
Credit Suisse First Boston NY
5.51%, 04/24/07	163,002	163,010
Cullinan Finance Corp.
5.36%, 04/25/07(4)	81,501	81,501
DEPFA Bank PLC
5.37%, 06/15/07	326,004	326,004
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	374,905	374,931
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	326,004	326,004
Fifth Third Bancorp
5.38%, 06/22/07(4)	652,008	652,008
First Tennessee Bank N.A.
5.21%, 08/25/06	97,801	97,802
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	326,004	325,978
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	342,304	342,392
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	489,006	489,090
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	326,004	326,004
JP Morgan Chase & Co.
5.32%, 08/02/07	244,503	244,503
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	244,503	244,491
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	340,287	340,288
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	407,505	407,393
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	358,604	358,576
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	143,646	143,646
Marshall & Ilsley Bank
5.35%, 07/13/07	179,302	179,302
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	489,006	489,006
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	32,600	32,600
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	41,077	41,083
Mound Financing PLC
5.32%, 05/08/07(4)	306,444	306,444
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	326,004	325,987
National City Bank of Indiana
5.17%, 05/21/07	163,002	163,013
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	1,075,813	1,076,087
Newcastle Ltd.
5.42%, 04/24/07(4)	114,916	114,892
Northern Rock PLC
5.39%, 08/03/07(4)	391,205	391,215

Principal Life Global Funding I
5.81%, 02/08/07	146,702	147,061
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	244,503	244,491
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	326,004	326,004
Strips III LLC
5.45%, 07/24/07(4)	81,501	81,501
SunTrust Bank
5.32%, 05/01/07	326,004	326,019
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	795,450	795,372
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	456,406	456,406
US Bank N.A.
5.33%, 09/29/06	146,702	146,696
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	496,069	496,069
Wachovia Bank N.A.
5.36%, 05/22/07	652,008	652,008
Wells Fargo & Co.
5.38%, 08/15/07(4)	163,002	163,012
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	244,503	244,501
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	1,059,513	1,059,291
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	110,105	110,104

		18,515,556

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,651,749)		38,651,749

TOTAL INVESTMENTS IN SECURITIES —105.39%
(Cost: $729,427,869)		754,182,602
Other Assets, Less Liabilities —(5.39)%		(38,575,316)

NET ASSETS —100.00%		$715,607,286

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.92%

ADVERTISING—0.23%
ADVO Inc.	1,147	$41,533
Catalina Marketing Corp.	1,504	43,721
Donnelley (R.H.) Corp.(1)	1,677	87,556
Getty Images Inc.(1)	1,719	80,191
Harte-Hanks Inc.	1,929	47,048
Interpublic Group of Companies Inc.(1)	15,239	124,807
Lamar Advertising Co.(1)	2,964	145,355
Omnicom Group Inc.	6,227	551,152
ValueVision Media Inc. Class A(1)	1,086	11,685

		1,133,048
AEROSPACE & DEFENSE—1.75%
AAR Corp.(1)	1,103	26,119
Alliant Techsystems Inc.(1)	1,323	106,025
Armor Holdings Inc.(1)	1,122	57,963
BE Aerospace Inc.(1)	2,432	60,192
Boeing Co. (The)	25,470	1,971,887
Curtiss-Wright Corp.	1,608	46,728
DRS Technologies Inc.	1,336	61,843
Esterline Technologies Corp.(1)	792	33,525
General Dynamics Corp.	11,855	794,522
Goodrich Corp.	4,242	171,250
Kaman Corp.	800	14,680
L-3 Communications Holdings Inc.	4,276	314,927
Lockheed Martin Corp.	12,229	974,407
Northrop Grumman Corp.	11,559	765,090
Raytheon Co.	15,755	710,078
Rockwell Collins Inc.	6,051	322,942
United Technologies Corp.	33,085	2,057,556

		8,489,734
AGRICULTURE—1.80%
Altria Group Inc.	73,016	5,839,090
Archer-Daniels-Midland Co.	21,105	928,620
Bunge Ltd.(1)	3,939	214,991
Delta & Pine Land Co.	1,260	43,105
Loews Corp.-Carolina Group	3,221	184,821
Monsanto Co.	18,826	809,330
Reynolds American Inc.	3,049	386,552
Universal Corp.	931	32,883
UST Inc.	5,848	295,616

		8,735,008
AIRLINES—0.22%
AirTran Holdings Inc.(1)	3,140	39,376
Alaska Air Group Inc.(1)	1,247	46,301
AMR Corp.(1)	6,049	133,078
Continental Airlines Inc. Class B(1)	3,146	82,866
JetBlue Airways Corp.(1)(2)	5,680	60,719
SkyWest Inc.	2,146	52,040
Southwest Airlines Co.	27,284	490,839
UAL Corp.(1)	2,361	61,717
US Airways Group Inc.(1)	1,846	84,344

		1,051,280

APPAREL—0.37%
Carter’s Inc.(1)	1,190	25,954
Coach Inc.(1)	13,572	389,652
Jones Apparel Group Inc.	4,331	128,198
Kellwood Co.	921	24,360
Liz Claiborne Inc.	3,799	134,295
Nike Inc. Class B	6,403	505,837
Phillips-Van Heusen Corp.	1,468	52,158
Polo Ralph Lauren Corp.	2,117	120,754
Quiksilver Inc.(1)	4,320	55,944
Russell Corp.	932	16,785
Stride Rite Corp.	1,477	18,699
Timberland Co. Class A(1)	1,861	47,921
VF Corp.	3,119	211,531
Wolverine World Wide Inc.	2,094	53,271

		1,785,359
AUTO MANUFACTURERS—0.32%
Ford Motor Co.	63,409	422,938
General Motors Corp.(1)	14,970	482,483
Navistar International Corp.(1)	2,231	49,885
Oshkosh Truck Corp.	2,619	112,303
PACCAR Inc.	5,988	483,531
Wabash National Corp.	949	13,514

		1,564,654
AUTO PARTS & EQUIPMENT—0.19%
American Axle & Manufacturing Holdings Inc.	1,478	24,210
ArvinMeritor Inc.	2,388	39,306
BorgWarner Inc.	2,050	123,000
Cooper Tire & Rubber Co.(1)	2,319	23,167
Goodyear Tire & Rubber Co. (The)(1)	5,875	64,625
Johnson Controls Inc.	6,753	518,360
Lear Corp.	2,454	55,387
Modine Manufacturing Co.	1,087	25,621
Superior Industries International Inc.(1)	778	14,167
Visteon Corp.(1)	4,749	33,908

		921,751
BANKS—6.53%
AMCORE Financial Inc.	894	25,613
AmSouth Bancorp	12,208	349,881
Associated Bancorp	4,432	138,988
BancorpSouth Inc.	2,641	72,231
Bank of America Corp.	160,699	8,280,819
Bank of Hawaii Corp.	1,870	92,640
Bank of New York Co. Inc. (The)	27,372	919,973
BB&T Corp.	19,115	802,639
Cathay General Bancorp	1,487	54,647
Chittenden Corp.	1,550	43,741
Citizens Banking Corp.	1,431	36,333
City National Corp.	1,496	99,798
Colonial BancGroup Inc. (The)	5,458	138,633
Comerica Inc.	5,848	342,400
Commerce Bancorp Inc.	6,058	205,790
Commerce Bancshares Inc.	2,338	118,957
Compass Bancshares Inc.	4,371	257,627
Cullen/Frost Bankers Inc.	1,873	109,983
East West Bancorp Inc.	1,844	74,405
Fifth Third Bancorp	16,593	632,857
First BanCorp (Puerto Rico)	2,630	24,959
First Horizon National Corp.	4,319	180,966
First Midwest Bancorp Inc.	1,479	52,800

FirstMerit Corp.	2,704	59,272
FNB Corp. (Pennsylvania)	1,694	28,019
Fremont General Corp.	2,362	41,925
Fulton Financial Corp.	5,925	98,059
Greater Bay Bancorp	1,834	52,526
Huntington Bancshares Inc.	8,108	197,430
Investors Financial Services Corp.	2,249	100,800
KeyCorp	14,368	530,179
M&T Bank Corp.	2,801	341,498
Marshall & Ilsley Corp.	7,275	341,707
Mellon Financial Corp.	14,768	516,880
Mercantile Bankshares Corp.	4,330	153,975
National City Corp.	19,762	711,432
North Fork Bancorp Inc.	15,539	440,220
Northern Trust Corp.	6,887	393,248
Old National Bancorp	2,486	47,433
Pacific Capital Bancorp	1,515	44,632
Park National Corp.(1)	410	41,652
PNC Financial Services Group	10,272	727,668
Popular Inc.	8,832	158,888
Provident Bankshares Corp.	1,238	45,521
Regions Financial Corp.	16,360	593,704
Republic Bancorp Inc.	2,435	31,801
Sky Financial Group Inc.	3,773	92,552
South Financial Group Inc. (The)	2,814	76,034
State Street Corp.	11,590	696,095
Sterling Bancshares Inc.	1,592	31,187
SunTrust Banks Inc.	12,820	1,011,113
Susquehanna Bancshares Inc.	1,752	42,363
SVB Financial Group(1)(2)	1,292	57,907
Synovus Financial Corp.	9,058	255,979
TCF Financial Corp.	4,559	122,683
TD Banknorth Inc.	4,164	120,756
Texas Regional Bancshares Inc. Class A	1,766	66,949
TrustCo Bank Corp. NY(1)	2,485	27,360
Trustmark Corp.	1,815	57,554
U.S. Bancorp	62,066	1,986,112
UCBH Holdings Inc.	3,088	51,508
Umpqua Holdings Corp.	1,369	35,717
UnionBanCal Corp.	1,987	122,777
United Bancshares Inc.	1,420	50,595
Valley National Bancorp	4,018	104,347
W Holding Co. Inc.	4,519	23,815
Wachovia Corp.	56,879	3,050,421
Webster Financial Corp.	1,900	89,604
Wells Fargo & Co.	59,013	4,269,000
Westamerica Bancorp	1,140	54,845
Whitney Holding Corp.	2,117	76,403
Wilmington Trust Corp.	2,390	104,084
Wintrust Financial Corp.	755	36,248
Zions Bancorporation	3,707	304,493

		31,773,650
BEVERAGES—1.93%
Anheuser-Busch Companies Inc.	26,204	1,261,723
Brown-Forman Corp. Class B	1,570	115,316
Coca-Cola Co. (The)	77,252	3,437,714
Coca-Cola Enterprises Inc.	8,831	189,513
Constellation Brands Inc.(1)	6,826	166,964
Hansen Natural Corp.(1)	2,082	95,751
Molson Coors Brewing Co. Class B	2,584	184,627
Pepsi Bottling Group Inc.	4,625	153,781
PepsiAmericas Inc.	2,273	51,370
PepsiCo Inc.	58,643	3,716,793

		9,373,552

BIOTECHNOLOGY—1.50%
Affymetrix Inc.(1)(2)	2,360	50,905
Alexion Pharmaceuticals Inc.(1)	1,161	39,892
Amgen Inc.(1)	41,728	2,910,111
Applera Corp. - Celera Genomics Group(1)	2,515	33,952
Biogen Idec Inc.(1)	11,889	500,765
Bio-Rad Laboratories Inc. Class A(1)	681	44,871
Cambrex Corp.	939	20,010
Celgene Corp.(1)	12,292	588,664
Cell Genesys Inc.(1)(2)	1,267	6,221
Charles River Laboratories International Inc.(1)	2,470	87,685
CuraGen Corp.(1)(2)	1,420	4,317
Enzo Biochem Inc.(1)	877	11,305
Enzon Pharmaceuticals Inc.(1)	1,571	12,584
Genentech Inc.(1)	16,342	1,320,760
Genzyme Corp.(1)	9,101	621,416
Human Genome Sciences Inc.(1)	4,597	44,637
ICOS Corp.(1)	2,060	47,050
Incyte Corp.(1)	3,354	14,288
InterMune Inc.(1)(2)	1,036	16,545
Invitrogen Corp.(1)	1,870	115,547
Martek Biosciences Corp.(1)(2)	1,108	30,946
MedImmune Inc.(1)	8,826	224,004
Millennium Pharmaceuticals Inc.(1)	10,746	105,526
Millipore Corp.(1)	1,865	116,842
Myriad Genetics Inc.(1)	1,432	35,256
Nektar Therapeutics(1)	3,125	50,937
PDL BioPharma Inc.(1)	4,049	72,922
Regeneron Pharmaceuticals Inc.(1)	1,243	16,979
Savient Pharmaceuticals Inc.(1)	2,044	12,060
Telik Inc.(1)	1,964	33,309
Vertex Pharmaceuticals Inc.(1)	3,753	125,801

		7,316,107
BUILDING MATERIALS—0.29%
American Standard Companies Inc.	6,090	235,257
Eagle Materials Inc.	1,762	63,362
ElkCorp	633	15,787
Florida Rock Industries Inc.	1,802	68,584
Genlyte Group Inc. (The)(1)	588	40,895
Lennox International Inc.	2,275	51,893
Martin Marietta Materials Inc.	1,664	133,985
Masco Corp.	14,683	392,477
NCI Building Systems Inc.(1)	308	14,396
Simpson Manufacturing Co. Inc.	1,188	33,264
Texas Industries Inc.	785	38,763
USG Corp.(1)	1,962	90,958
Vulcan Materials Co.	3,191	213,701

		1,393,322
CHEMICALS—1.36%
Air Products & Chemicals Inc.	7,365	470,844
Airgas Inc.	2,369	85,876
Albemarle Corp.	1,264	63,731
Ashland Inc.	2,561	170,332
Cabot Corp.	1,906	63,413
Celanese Corp. Class A	1,437	27,605
Chemtura Corp.	8,306	71,515
Cytec Industries Inc.	1,249	66,709
Dow Chemical Co. (The)	34,220	1,183,328
Du Pont (E.I.) de Nemours and Co.	32,616	1,293,551
Eastman Chemical Co.	2,796	138,765
Ecolab Inc.	6,575	283,185
Ferro Corp.	1,552	25,065
FMC Corp.	1,233	76,064
Fuller (H.B.) Co.	964	38,541

Georgia Gulf Corp.	1,248	31,774
Hercules Inc.(1)	3,635	50,526
Huntsman Corp.(1)	3,437	54,820
International Flavors & Fragrances Inc.	3,094	114,478
Lubrizol Corp.	2,334	99,825
Lyondell Chemical Co.	7,764	172,904
MacDermid Inc.	923	24,949
Minerals Technologies Inc.	747	37,813
Mosaic Co. (The)(1)	4,447	69,773
Olin Corp.	2,486	39,851
OM Group Inc.(1)	959	33,680
PPG Industries Inc.	6,070	373,548
Praxair Inc.	11,475	629,289
Rohm & Haas Co.	5,104	235,396
RPM International Inc.	4,120	77,209
Schulman (A.) Inc.	1,133	24,790
Sensient Technologies Corp.	1,580	31,505
Sherwin-Williams Co. (The)	4,074	206,144
Sigma-Aldrich Corp.	2,043	141,988
Tronox Inc. Class B	1,221	16,056
Valspar Corp. (The)	3,418	84,185
Wellman Inc.	1,258	3,824

		6,612,851
COAL—0.22%
Alpha Natural Resources Inc.(1)	817	13,211
Arch Coal Inc.	5,130	194,632
CONSOL Energy Inc.	6,414	264,000
Foundation Coal Holdings Inc.	1,152	43,937
International Coal Group Inc.(1)	3,965	26,645
Massey Energy Co.	2,954	78,931
Peabody Energy Corp.	9,188	458,481

		1,079,837
COMMERCIAL SERVICES—1.35%
Accenture Ltd.	20,079	587,512
ADESA Inc.	3,150	64,291
Administaff Inc.	868	27,437
Albany Molecular Research Inc.(1)	789	7,101
Alliance Data Systems Corp.(1)	2,518	129,224
Apollo Group Inc. Class A(1)	5,104	241,521
ARAMARK Corp. Class B	4,280	137,388
Arbitron Inc.	1,101	40,308
Banta Corp.	940	33,210
BearingPoint Inc.(1)	6,546	52,368
Block (H & R) Inc.	10,439	237,487
Bowne & Co. Inc.	1,271	17,629
Career Education Corp.(1)	3,498	99,553
Cendant Corp.	36,249	544,097
Chemed Corp.	884	32,514
ChoicePoint Inc.(1)	3,133	107,023
Convergys Corp.(1)	5,073	96,793
Corinthian Colleges Inc.(1)	3,190	42,810
Corporate Executive Board Co. (The)	1,495	140,530
Corrections Corp. of America(1)	1,475	80,535
Deluxe Corp.	1,868	31,756
DeVry Inc.(1)	2,199	46,399
Donnelley (R.R.) & Sons Co.	7,726	225,522
Equifax Inc.	4,797	154,847
Forrester Research Inc.(1)	613	16,367
FTI Consulting Inc.(1)	1,563	41,029
Hewitt Associates Inc. Class A(1)	1,885	42,356
Hudson Highland Group Inc.(1)	1,024	10,138
Iron Mountain Inc.(1)	4,211	172,651
ITT Educational Services Inc.(1)	1,575	106,186
Labor Ready Inc.(1)	2,060	33,599

Laureate Education Inc.(1)	1,559	71,168
Live Nation Inc.(1)	2,190	45,902
Manpower Inc.	3,144	187,005
McKesson Corp.	9,820	494,830
Moody’s Corp.	8,866	486,566
MPS Group Inc.(1)	3,645	47,349
Navigant Consulting Inc.(1)	1,836	35,031
NCO Group Inc.(1)	1,171	30,973
PAREXEL International Corp.(1)	954	28,305
Paychex Inc.	11,892	406,469
Pharmaceutical Product Development Inc.	3,761	144,723
PHH Corp.(1)	1,800	45,018
Pre-Paid Legal Services Inc.(1)	502	18,182
Quanta Services Inc.(1)	3,401	54,280
Rent-A-Center Inc.(1)	2,634	70,934
Resources Connection Inc.(1)	1,879	44,476
Robert Half International Inc.	5,985	193,675
Service Corp. International	11,081	83,218
ServiceMaster Co. (The)	10,478	107,819
Sotheby’s Holdings Inc. Class A(1)	1,870	51,668
Spherion Corp.(1)	2,044	15,534
Stewart Enterprises Inc. Class A	3,323	17,778
Strayer Education Inc.	481	52,116
TeleTech Holdings Inc.(1)(2)	1,281	16,141
United Rentals Inc.(1)	2,460	68,683
Valassis Communications Inc.(1)	1,745	35,825
Viad Corp.	823	26,731
Watson Wyatt Worldwide Inc.	840	27,686
Weight Watchers International Inc.	1,643	65,736

		6,574,002
COMPUTERS—3.50%
Advanced Digital Information Corp.(1)	2,227	26,858
Affiliated Computer Services Inc. Class A(1)	4,131	210,392
Agilysys Inc.	1,249	19,572
Apple Computer Inc.(1)	30,011	2,039,548
BISYS Group Inc. (The)(1)	4,277	52,522
Brocade Communications Systems Inc.(1)	9,337	58,450
CACI International Inc. Class A(1)	1,043	58,773
Cadence Design Systems Inc.(1)	10,123	163,891
Ceridian Corp.(1)	5,223	125,404
CIBER Inc.(1)	2,040	13,260
Cognizant Technology Solutions Corp.(1)	4,897	320,705
Computer Sciences Corp.(1)	6,472	339,068
Dell Inc.(1)	71,385	1,547,627
Diebold Inc.	2,542	102,697
DST Systems Inc.(1)	2,104	118,476
Electronic Data Systems Corp.	18,361	438,828
Electronics For Imaging Inc.(1)	1,897	38,281
EMC Corp.(1)	84,302	855,665
FactSet Research Systems Inc.	1,298	56,982
Gateway Inc.(1)	8,325	13,320
Henry (Jack) & Associates Inc.	2,675	50,477
Hewlett-Packard Co.	98,581	3,145,720
Hutchinson Technology Inc.(1)	944	17,039
Imation Corp.	1,247	50,778
InFocus Corp.(1)	1,420	3,905
Intergraph Corp.(1)	1,033	36,702
International Business Machines Corp.	54,712	4,235,256
Komag Inc.(1)	623	23,867
Kronos Inc.(1)	1,147	33,274
Lexmark International Inc.(1)	4,080	220,524
McDATA Corp. Class A(1)	4,432	14,182
Mentor Graphics Corp.(1)	2,727	37,578
Mercury Computer Systems Inc.(1)	783	10,524
MICROS Systems Inc.(1)	1,282	51,280

msystems Ltd.(1)	1,090	39,240
National Instruments Corp.	1,837	50,977
NCR Corp.(1)	6,522	209,617
Network Appliance Inc.(1)	12,892	382,763
Palm Inc.(1)	3,286	48,994
Perot Systems Corp. Class A(1)	3,140	41,825
Quantum Corp.(1)	5,840	12,556
RadiSys Corp.(1)	618	13,034
Reynolds & Reynolds Co. (The) Class A	2,289	81,008
SanDisk Corp.(1)	6,514	303,943
Seagate Technology	18,509	429,409
Silicon Storage Technology Inc.(1)	2,999	11,936
SRA International Inc. Class A(1)	1,126	27,238
Sun Microsystems Inc.(1)	121,389	528,042
Synopsys Inc.(1)	5,173	92,597
Unisys Corp.(1)	11,678	59,791
Western Digital Corp.(1)	7,824	137,233

		17,001,628
COSMETICS & PERSONAL CARE—1.72%
Alberto-Culver Co.	2,843	138,568
Avon Products Inc.	16,246	470,972
Colgate-Palmolive Co.	18,248	1,082,471
Estee Lauder Companies Inc. (The) Class A	4,592	171,373
Procter & Gamble Co.	115,878	6,512,344

		8,375,728
DISTRIBUTION & WHOLESALE—0.25%
Brightpoint Inc.(1)	1,771	25,981
CDW Corp.	2,244	132,576
Fastenal Co.	4,944	175,858
Genuine Parts Co.	6,295	262,124
Grainger (W.W.) Inc.	2,886	179,192
Ingram Micro Inc. Class A(1)	5,059	89,190
Owens & Minor Inc.	1,261	38,095
Pool Corp.	1,857	72,293
Tech Data Corp.(1)	2,035	75,661
United Stationers Inc.(1)	1,226	60,282
Watsco Inc.	791	35,057
WESCO International Inc.(1)	1,623	94,540

		1,240,849
DIVERSIFIED FINANCIAL SERVICES—7.28%
Affiliated Managers Group Inc.(1)	1,201	109,952
American Express Co.	39,035	2,032,159
AmeriCredit Corp.(1)	4,739	116,532
Ameriprise Financial Inc.	7,767	346,408
Bear Stearns Companies Inc. (The)	3,859	547,476
BlackRock Inc.	495	63,934
Capital One Financial Corp.	10,558	816,661
Chicago Mercantile Exchange Holdings Inc.	1,082	499,018
CIT Group Inc.	6,979	320,406
Citigroup Inc.	175,008	8,454,636
CompuCredit Corp.(1)	1,355	44,268
Countrywide Financial Corp.	21,141	757,482
Doral Financial Corp.	3,291	16,850
E*TRADE Financial Corp.(1)	14,618	340,746
Eaton Vance Corp.	4,537	112,336
Edwards (A.G.) Inc.	2,636	142,239
Federal Home Loan Mortgage Corp.	24,506	1,417,917
Federal National Mortgage Association	34,249	1,640,870
Federated Investors Inc. Class B	3,360	104,194
First Marblehead Corp. (The)	1,208	55,326
Franklin Resources Inc.	6,016	550,163
Friedman, Billings, Ramsey Group Inc. Class A	6,070	55,723

Goldman Sachs Group Inc. (The)	13,095	2,000,261
IndyMac Bancorp Inc.	2,218	93,710
Investment Technology Group Inc.(1)	1,459	73,475
Janus Capital Group Inc.	8,028	129,973
Jefferies Group Inc.	3,534	91,813
JP Morgan Chase & Co.	122,522	5,589,454
Knight Capital Group Inc. Class A(1)	3,831	63,365
LaBranche & Co. Inc.(1)(2)	1,885	18,624
Lazard Ltd. Class A	1,260	49,203
Legg Mason Inc.	4,353	363,345
Lehman Brothers Holdings Inc.	19,181	1,245,806
Merrill Lynch & Co. Inc.	32,352	2,355,873
Morgan Stanley	34,603	2,301,099
Nasdaq Stock Market Inc. (The)(1)	3,458	95,199
National Financial Partners Corp.	1,070	48,193
Nuveen Investments Inc. Class A	2,672	126,893
NYSE Group Inc.(1)(2)	1,509	93,845
Piper Jaffray Companies Inc.(1)	680	34,809
Raymond James Financial Inc.	3,226	93,748
Rowe (T.) Price Group Inc.	9,174	378,978
Schwab (Charles) Corp. (The)	37,314	592,546
SLM Corp.	14,714	740,114
SWS Group Inc.	635	16,554
TD Ameritrade Holding Corp.	11,017	180,458
Waddell & Reed Financial Inc. Class A	2,831	61,631

		35,384,265
ELECTRIC—3.29%
AES Corp. (The)(1)	23,464	465,995
Allegheny Energy Inc.(1)	5,715	234,601
ALLETE Inc.	945	43,867
Alliant Energy Corp.	4,039	146,131
Ameren Corp.	7,163	368,894
American Electric Power Co. Inc.	13,917	502,682
Aquila Inc.(1)	14,243	63,239
Avista Corp.	1,747	43,640
Black Hills Corp.	1,088	38,983
CenterPoint Energy Inc.	9,802	134,679
Cleco Corp.	1,726	42,667
CMS Energy Corp.(1)	7,686	107,681
Consolidated Edison Inc.	8,799	412,409
Constellation Energy Group Inc.	6,324	366,223
Dominion Resources Inc.	12,236	960,281
DPL Inc.	4,477	124,282
DTE Energy Co.	6,190	261,961
Duke Energy Corp.	42,863	1,299,606
Duquesne Light Holdings Inc.(1)	2,829	55,081
Edison International	10,574	437,552
El Paso Electric Co.(1)	1,459	31,981
Energy East Corp.	5,228	127,197
Entergy Corp.	7,327	564,912
Exelon Corp.	23,778	1,376,746
FirstEnergy Corp.	11,644	652,064
FPL Group Inc.	12,790	551,761
Great Plains Energy Inc.	2,615	76,698
Hawaiian Electric Industries Inc.	2,925	83,830
IDACORP Inc.	1,418	52,863
MDU Resources Group Inc.	5,829	143,685
Mirant Corp.(1)	9,899	263,016
Northeast Utilities	5,222	116,973
NRG Energy Inc.(1)	3,305	162,771
NSTAR	3,794	118,259
OGE Energy Corp.	3,132	118,546
Pepco Holdings Inc.	6,618	162,141
PG&E Corp.	12,335	514,123
Pinnacle West Capital Corp.	3,441	147,997

PNM Resources Inc.	2,289	61,368
PPL Corp.	13,612	463,080
Progress Energy Inc.	8,940	389,337
Public Service Enterprise Group Inc.	8,839	596,014
Puget Energy Inc.	4,282	95,103
Reliant Energy Inc.(1)	10,398	130,807
SCANA Corp.	3,644	145,724
Sierra Pacific Resources Corp.(1)	6,289	90,876
Southern Co. (The)	26,179	884,327
TECO Energy Inc.	6,957	110,895
TXU Corp.	15,992	1,027,166
UniSource Energy Corp.	1,219	40,666
Westar Energy Inc.	3,182	73,504
Wisconsin Energy Corp.	4,122	173,948
WPS Resources Corp.	1,391	71,734
Xcel Energy Inc.	14,212	284,808

		16,015,374
ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
American Power Conversion Corp.	6,546	110,496
AMETEK Inc.	2,489	105,583
Belden CDT Inc.	1,610	52,245
C&D Technologies Inc.	956	6,788
Emerson Electric Co.	14,589	1,151,364
Energizer Holdings Inc.(1)	2,311	147,049
Energy Conversion Devices Inc.(1)	1,277	42,971
General Cable Corp.(1)	1,642	58,619
GrafTech International Ltd.(1)	3,487	18,725
Hubbell Inc. Class B	1,941	91,227
Littelfuse Inc.(1)	784	26,484
Molex Inc.	2,032	64,455
Molex Inc. Class A	2,903	78,468
Power-One Inc.(1)	2,529	15,983

		1,970,457
ELECTRONICS—0.77%
Agilent Technologies Inc.(1)	15,082	428,932
Amphenol Corp. Class A	3,148	176,540
Applera Corp. - Applied Biosystems Group	6,642	213,540
Arrow Electronics Inc.(1)	4,069	114,990
Avnet Inc.(1)	5,202	94,676
AVX Corp.	1,982	30,007
Benchmark Electronics Inc.(1)	2,111	51,361
Brady Corp. Class A	838	28,291
Checkpoint Systems Inc.(1)	1,253	20,674
Coherent Inc.(1)	1,100	35,266
CTS Corp.	1,101	15,865
Cymer Inc.(1)	1,265	49,487
Dionex Corp.(1)	791	43,782
Electro Scientific Industries Inc.(1)	958	16,842
Fisher Scientific International Inc.(1)	4,377	324,379
Flextronics International Ltd.(1)	19,791	224,430
FLIR Systems Inc.(1)	2,418	58,056
Garmin Ltd.	2,053	195,014
Gentex Corp.	5,374	71,689
Itron Inc.(1)	519	24,154
Jabil Circuit Inc.	6,349	146,662
KEMET Corp.(1)	3,168	26,516
Methode Electronics Inc.	1,285	10,280
Mettler Toledo International Inc.(1)	1,520	93,526
Molecular Devices Corp.(1)	630	14,547
Orbotech Ltd.(1)	1,111	23,953
Park Electrochemical Corp.	633	15,591
PerkinElmer Inc.	4,354	78,503
Photon Dynamics Inc.(1)	632	6,712

Plexus Corp.(1)	1,569	39,099
Sanmina-SCI Corp.(1)	19,653	67,999
Solectron Corp.(1)	32,846	99,195
Symbol Technologies Inc.	8,564	94,632
Taser International Inc.(1)(2)	1,868	13,487
Technitrol Inc.	1,265	31,347
Tektronix Inc.	2,946	80,337
Thermo Electron Corp.(1)	5,667	209,736
Thomas & Betts Corp.(1)	2,230	105,546
Trimble Navigation Ltd.(1)	1,800	86,454
Varian Inc.(1)	1,013	45,565
Vishay Intertechnology Inc.(1)	6,147	86,242
Waters Corp.(1)	3,890	158,245

		3,752,149
ENERGY - ALTERNATE SOURCES—0.02%
Covanta Holding Corp.(1)	2,098	37,030
FuelCell Energy Inc.(1)	1,260	11,126
Headwaters Inc.(1)(2)	1,357	31,401
KFx Inc.(1)	2,592	40,228

		119,785
ENGINEERING & CONSTRUCTION—0.21%
Dycom Industries Inc.(1)	1,273	22,901
EMCOR Group Inc.(1)	1,195	61,566
Fluor Corp.	3,116	273,678
Foster Wheeler Ltd.(1)	2,289	87,302
Granite Construction Inc.	1,191	51,797
Insituform Technologies Inc. Class A(1)	947	20,408
Jacobs Engineering Group Inc.(1)	1,989	165,067
McDermott International Inc.(1)	3,450	157,113
Shaw Group Inc. (The)(1)	2,610	54,001
URS Corp.(1)	1,691	66,964
Washington Group International Inc.	846	45,684

		1,006,481
ENTERTAINMENT—0.20%
Bally Technologies Inc.(1)	1,526	25,118
DreamWorks Animation SKG Inc. Class A(1)	1,665	34,865
GTECH Holdings Corp.	4,402	148,303
International Game Technology Inc.	12,019	464,655
International Speedway Corp. Class A	1,096	49,594
Macrovision Corp.(1)	1,923	37,729
Penn National Gaming Inc.(1)	2,221	73,448
Pinnacle Entertainment Inc.(1)	1,756	48,167
Scientific Games Corp. Class A(1)	2,438	82,819
Six Flags Inc.(1)(2)	2,874	15,175

		979,873
ENVIRONMENTAL CONTROL—0.25%
Aleris International Inc.(1)	623	25,506
Allied Waste Industries Inc.(1)	7,196	73,111
Mine Safety Appliances Co.	967	38,429
Nalco Holding Co.(1)	1,996	33,633
Republic Services Inc.	4,304	172,849
Stericycle Inc.(1)	1,584	106,413
Tetra Tech Inc.(1)	2,087	33,455
Waste Connections Inc.(1)	1,767	66,050
Waste Management Inc.	19,465	669,207

		1,218,653
FOOD—1.42%
Campbell Soup Co.	9,058	332,247
Chiquita Brands International Inc.	1,429	19,206
ConAgra Foods Inc.	18,204	391,386
Corn Products International Inc.	2,508	83,416

Dean Foods Co.(1)	4,640	174,139
Del Monte Foods Co.	7,240	75,875
Flowers Foods Inc.	2,074	59,068
General Mills Inc.	12,535	650,566
Hain Celestial Group Inc.(1)	1,417	30,607
Heinz (H.J.) Co.	11,727	492,182
Hershey Co. (The)	6,094	334,987
Hormel Foods Corp.	2,697	101,758
Kellogg Co.	8,365	402,942
Kraft Foods Inc.	8,160	264,384
Kroger Co.	24,839	569,558
McCormick & Co. Inc. NVS	3,953	138,592
Performance Food Group Co.(1)	1,257	35,033
Ralcorp Holdings Inc.(1)	1,104	46,015
Safeway Inc.	15,852	445,124
Sara Lee Corp.	27,881	471,189
Smithfield Foods Inc.(1)	3,190	90,755
Smucker (J.M.) Co. (The)	2,041	91,090
SUPERVALU Inc.	7,081	191,966
Sysco Corp.	21,880	603,888
Tootsie Roll Industries Inc.	866	23,512
TreeHouse Foods Inc.(1)	1,058	25,350
Tyson Foods Inc. Class A	8,541	120,855
United Natural Foods Inc.(1)	1,483	44,698
Whole Foods Market Inc.	4,871	280,131
Wild Oats Markets Inc.(1)	796	14,240
Wrigley (William Jr.) Co.	6,073	278,508

		6,883,267
FOREST PRODUCTS & PAPER—0.42%
Bowater Inc.	2,051	41,594
Caraustar Industries Inc.(1)	1,106	7,808
International Paper Co.	17,227	591,403
Louisiana-Pacific Corp.	3,817	76,340
MeadWestvaco Corp.	6,611	172,679
Neenah Paper Inc.	531	15,633
Plum Creek Timber Co. Inc.	6,600	224,796
Pope & Talbot Inc.	466	2,391
Potlatch Corp.	1,571	54,372
Rayonier Inc.	2,618	104,223
Smurfit-Stone Container Corp.(1)	9,051	91,596
Temple-Inland Inc.	3,970	168,884
Wausau Paper Corp.	1,541	18,862
Weyerhaeuser Co.	8,383	491,747

		2,062,328
GAS—0.38%
AGL Resources Inc.	2,656	103,637
Atmos Energy Corp.	2,686	77,276
Energen Corp.	2,214	94,361
KeySpan Corp.	6,253	251,808
New Jersey Resources Corp.	916	45,736
Nicor Inc.	1,688	73,968
NiSource Inc.	9,469	215,420
Northwest Natural Gas Co.	950	36,071
ONEOK Inc.	3,367	125,286
Peoples Energy Corp.	1,265	53,396
Piedmont Natural Gas Co.	2,754	70,888
Sempra Energy	8,093	390,568
Southern Union Co.	3,781	102,616
UGI Corp.	3,646	90,603
Vectren Corp.	2,775	77,173
WGL Holdings Inc.	1,734	52,072

		1,860,879

HAND & MACHINE TOOLS—0.13%
Black & Decker Corp.	2,888	203,633
Kennametal Inc.	1,301	69,278
Lincoln Electric Holdings Inc.	1,365	78,324
Regal-Beloit Corp.	1,165	46,309
Snap-On Inc.	1,874	78,727
Stanley Works (The)	3,051	138,424

		614,695
HEALTH CARE - PRODUCTS—3.31%
Advanced Medical Optics Inc.(1)	2,251	110,862
Alcon Inc.	2,788	307,851
American Medical Systems Holdings Inc.(1)	2,372	43,289
ArthroCare Corp.(1)(2)	798	35,144
Bard (C.R.) Inc.	3,677	260,957
Bausch & Lomb Inc.	1,880	88,924
Baxter International Inc.	22,724	954,408
Beckman Coulter Inc.	2,223	127,267
Becton, Dickinson & Co.	8,235	542,851
Biomet Inc.	8,199	270,075
Biosite Inc.(1)	557	21,712
Boston Scientific Corp.(1)	46,754	795,286
Cooper Companies Inc.	1,548	68,422
Cyberonics Inc.(1)	771	16,523
Cytyc Corp.(1)	3,971	97,687
Dade Behring Holdings Inc.	3,221	131,191
Datascope Corp.	482	14,812
DENTSPLY International Inc.	5,066	158,566
Edwards Lifesciences Corp.(1)	2,157	95,426
Gen-Probe Inc.(1)	1,777	92,315
Haemonetics Corp.(1)	948	41,589
Henry Schein Inc.(1)	3,148	149,247
Hillenbrand Industries Inc.	2,046	101,604
Hologic Inc.(1)	1,611	72,350
IDEXX Laboratories Inc.(1)	1,213	107,350
Immucor Inc.(1)	2,488	49,536
Intuitive Surgical Inc.(1)	1,264	120,333
Invacare Corp.	1,098	23,091
Johnson & Johnson	104,760	6,552,738
Kinetic Concepts Inc.(1)	1,728	77,000
Kyphon Inc.(1)	1,175	40,020
Medtronic Inc.	42,742	2,159,326
Mentor Corp.	1,412	62,778
Oakley Inc.	942	15,260
Patterson Companies Inc.(1)(2)	4,118	136,965
PolyMedica Corp.	919	35,574
PSS World Medical Inc.(1)	2,465	48,930
ResMed Inc.(1)	2,537	117,742
Respironics Inc.(1)	2,463	87,634
St. Jude Medical Inc.(1)	12,849	474,128
Steris Corp.	2,533	58,690
Stryker Corp.	9,842	447,909
TECHNE Corp.(1)	1,298	64,498
Varian Medical Systems Inc.(1)	4,642	210,375
Ventana Medical Systems Inc.(1)	1,241	57,843
Viasys Healthcare Inc.(1)	951	24,498
Zimmer Holdings Inc.(1)	8,676	548,670

		16,119,246
HEALTH CARE - SERVICES—1.75%
Aetna Inc.	20,153	634,618
AMERIGROUP Corp.(1)	1,750	50,925
Apria Healthcare Group Inc.(1)	1,760	30,835
Centene Corp.(1)	1,559	25,334
Community Health Systems Inc.(1)	3,068	111,246
Covance Inc.(1)	2,207	140,718
Coventry Health Care Inc.(1)	5,815	306,451

DaVita Inc.(1)	3,507	175,420
HCA Inc.	14,076	691,976
Health Management Associates Inc. Class A	8,581	174,452
Health Net Inc.(1)	3,964	166,369
Healthways Inc.(1)	1,262	67,795
Humana Inc.(1)	5,648	315,893
Laboratory Corp. of America Holdings(1)	4,676	301,228
LifePoint Hospitals Inc.(1)(2)	1,779	59,934
Lincare Holdings Inc.(1)	3,499	121,800
Magellan Health Services Inc.(1)	821	39,465
Manor Care Inc.	2,808	140,540
Odyssey Healthcare Inc.(1)	1,231	22,170
Pediatrix Medical Group Inc.(1)	1,584	67,162
Psychiatric Solutions Inc.(1)	1,912	60,209
Quest Diagnostics Inc.	5,537	332,884
Sierra Health Services Inc.(1)	1,716	74,097
Sunrise Senior Living Inc.(1)	1,262	36,447
Tenet Healthcare Corp.(1)	16,723	99,000
Triad Hospitals Inc.(1)	3,034	118,235
United Surgical Partners International Inc.(1)	1,602	39,569
UnitedHealth Group Inc.	47,776	2,285,126
Universal Health Services Inc. Class B	1,884	105,504
Wellcare Health Plans Inc.(1)	871	42,731
WellPoint Inc.(1)	22,677	1,689,436

		8,527,569
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.	5,612	154,498
Walter Industries Inc.	1,459	65,305

		219,803
HOME BUILDERS—0.33%
Beazer Homes USA Inc.	1,356	56,532
Centex Corp.	4,508	213,273
Champion Enterprises Inc.(1)	2,512	16,655
Fleetwood Enterprises Inc.(1)	2,025	14,418
Horton (D.R.) Inc.	9,663	207,078
Hovnanian Enterprises Inc. Class A(1)	1,248	34,183
KB Home	2,696	114,634
Lennar Corp. Class A	4,358	194,933
Lennar Corp. Class B	336	13,998
M.D.C. Holdings Inc.	1,175	51,265
Meritage Homes Corp.(1)	826	32,024
Monaco Coach Corp.	1,102	11,736
NVR Inc.(1)	199	98,505
Pulte Homes Inc.	7,464	212,724
Ryland Group Inc.	1,679	68,587
Standard-Pacific Corp.	2,358	52,654
Thor Industries Inc.	1,284	55,007
Toll Brothers Inc.(1)	4,204	107,496
WCI Communities Inc.(1)	1,249	19,622
Winnebago Industries Inc.(1)	1,267	36,629

		1,611,953
HOME FURNISHINGS—0.10%
Audiovox Corp. Class A(1)	631	7,906
Ethan Allen Interiors Inc.(1)	1,009	37,656
Furniture Brands International Inc.(1)	1,462	29,328
Harman International Industries Inc.	2,122	170,184
La-Z-Boy Inc.(1)	1,866	23,792
Whirlpool Corp.	2,629	202,933

		471,799
HOUSEHOLD PRODUCTS & WARES—0.49%
ACCO Brands Corp.(1)	1,583	31,074
American Greetings Corp. Class A	2,217	49,949

Avery Dennison Corp.	3,468	203,329
Blyth Inc.	1,061	18,536
Church & Dwight Co. Inc.	2,141	78,147
Clorox Co. (The)	5,270	315,884
Fortune Brands Inc.	5,162	374,348
Fossil Inc.(1)	1,930	35,049
Harland (John H.) Co.	1,100	43,241
Jarden Corp.(1)	1,586	45,978
Kimberly-Clark Corp.	16,458	1,004,761
Scotts Miracle-Gro Co. (The) Class A	1,522	59,708
Spectrum Brands Inc.(1)	1,143	7,738
Tupperware Brands Corp.	1,904	32,863
WD-40 Co.	618	20,153
Yankee Candle Co. Inc. (The)	1,617	39,309

		2,360,067
HOUSEWARES—0.07%
Newell Rubbermaid Inc.	9,782	257,854
Toro Co.	1,554	64,351

		322,205
INSURANCE—4.73%
ACE Ltd.	11,268	580,640
AFLAC Inc.	17,723	782,293
Allstate Corp. (The)	22,877	1,299,871
Ambac Financial Group Inc.	3,718	309,003
American Financial Group Inc.	1,424	59,965
American International Group Inc.	80,394	4,877,504
American National Insurance Co.	575	65,912
AmerUs Group Co.	1,458	97,817
AON Corp.	9,338	319,640
Arch Capital Group Ltd.(1)	1,179	71,754
Assurant Inc.	4,103	197,642
Axis Capital Holdings Ltd.	4,149	122,644
Berkley (W.R.) Corp.	5,886	211,896
Brown & Brown Inc.	4,019	126,156
Chubb Corp.	14,238	717,880
CIGNA Corp.	4,411	402,504
Cincinnati Financial Corp.	5,468	257,871
Commerce Group Inc.	2,218	67,006
Conseco Inc.(1)	5,539	126,289
Delphi Financial Group Inc. Class A	1,435	54,659
Endurance Specialty Holdings Ltd.	2,031	61,661
Erie Indemnity Co. Class A	1,572	77,893
Everest Re Group Ltd.	2,114	200,006
Fidelity National Financial Inc.	5,712	219,055
First American Corp.	2,881	106,626
Gallagher (Arthur J.) & Co.	3,319	90,177
Genworth Financial Inc. Class A	15,996	548,663
Hanover Insurance Group Inc. (The)	1,899	87,886
Hartford Financial Services Group Inc. (The)	10,590	898,456
HCC Insurance Holdings Inc.	3,971	121,076
Hilb, Rogal & Hobbs Co.	1,314	53,217
Horace Mann Educators Corp.	1,421	24,114
IPC Holdings Ltd.	1,791	51,491
Lincoln National Corp.	10,230	579,836
Loews Corp.	16,080	595,925
Markel Corp.(1)	311	105,942
Marsh & McLennan Companies Inc.	18,714	505,839
MBIA Inc.	4,787	281,523
Mercury General Corp.	950	52,421
MetLife Inc.	15,926	828,152
MGIC Investment Corp.	3,377	192,185
Montpelier Re Holdings Ltd.	3,059	55,307
Nationwide Financial Services Inc.	2,076	93,586
Ohio Casualty Corp.	2,388	61,897

Old Republic International Corp.	7,641	162,524
PartnerRe Ltd.	1,882	116,929
Philadelphia Consolidated Holding Corp.(1)	1,969	66,690
Phoenix Companies Inc.	3,609	49,082
Platinum Underwriters Holdings Ltd.	1,714	48,489
PMI Group Inc. (The)	3,402	144,449
Principal Financial Group Inc.	9,935	536,490
ProAssurance Corp.(1)	928	46,131
Progressive Corp. (The)	25,220	610,072
Protective Life Corp.	2,313	107,115
Prudential Financial Inc.	17,552	1,380,289
Radian Group Inc.	3,060	188,282
Reinsurance Group of America Inc.	1,227	60,822
RenaissanceRe Holdings Ltd.	2,469	127,919
RLI Corp.	439	20,756
SAFECO Corp.	4,312	231,641
Selective Insurance Group Inc.	942	48,042
St. Paul Travelers Companies Inc.	24,394	1,117,245
StanCorp Financial Group Inc.	1,930	83,164
Torchmark Corp.	3,595	217,390
Transatlantic Holdings Inc.	971	56,998
Unitrin Inc.	1,588	63,520
UNUMProvident Corp.	10,706	173,758
White Mountains Insurance Group Ltd.	277	135,869
Willis Group Holdings Ltd.	4,262	138,643
XL Capital Ltd. Class A	6,164	392,647
Zenith National Insurance Corp.	882	35,262

		23,002,098
INTERNET—1.78%
Agile Software Corp.(1)	1,586	9,310
Akamai Technologies Inc.(1)	5,375	213,011
Amazon.com Inc.(1)	10,537	283,340
aQuantive Inc.(1)	2,329	47,745
Ariba Inc.(1)	2,846	22,199
Avocent Corp.(1)	1,752	44,816
Check Point Software Technologies Ltd.(1)	6,345	106,596
CheckFree Corp.(1)	2,619	116,546
CNET Networks Inc.(1)	5,026	42,419
Digital River Inc.(1)	1,132	50,759
Digitas Inc.(1)	2,879	23,752
EarthLink Inc.(1)	4,554	32,834
eBay Inc.(1)	37,033	891,384
Emdeon Corp.(1)	9,852	118,520
Entrust Inc.(1)	1,754	4,999
Equinix Inc.(1)	443	23,204
eResearch Technology Inc.(1)(2)	1,569	13,274
Expedia Inc.(1)	9,432	126,389
F5 Networks Inc.(1)	1,377	63,810
Google Inc. Class A(1)	7,520	2,907,232
IAC/InterActiveCorp(1)	8,490	201,298
InfoSpace Inc.(1)	936	20,648
Internet Security Systems Inc.(1)	1,309	29,439
Interwoven Inc.(1)	1,457	13,812
Keynote Systems Inc.(1)	810	8,562
Liberty Media Holding Corp. - Liberty Interactive Group Series A(1)	23,534	387,605
McAfee Inc.(1)	5,866	126,412
Monster Worldwide Inc.(1)	3,841	153,640
NetBank Inc.	1,735	9,543
NetFlix Inc.(1)	1,678	34,718
NutriSystem Inc.(1)	862	45,617
Openwave Systems Inc.(1)	3,244	21,378
Priceline.com Inc.(1)	753	20,241
RealNetworks Inc.(1)	3,960	39,560
Redback Networks Inc.(1)	910	14,069

RSA Security Inc.(1)	2,369	65,337
S1 Corp.(1)	2,363	10,161
SonicWALL Inc.(1)	1,907	19,070
Stamps.com Inc.(1)	804	16,394
Symantec Corp.(1)	36,594	635,638
TIBCO Software Inc.(1)	7,057	56,174
United Online Inc.	2,235	24,384
ValueClick Inc.(1)	3,261	46,991
VeriSign Inc.(1)	9,012	161,585
Vignette Corp.(1)	917	11,912
webMethods Inc.(1)	1,745	12,983
Websense Inc.(1)	1,494	28,013
Yahoo! Inc.(1)	47,126	1,279,000

		8,636,323
IRON & STEEL—0.31%
AK Steel Holding Corp.(1)	3,799	49,083
Allegheny Technologies Inc.	3,087	197,228
Carpenter Technology Corp.	831	81,770
Chaparral Steel Co.(1)	785	55,099
Cleveland-Cliffs Inc.	1,496	54,080
Nucor Corp.	10,088	536,379
Oregon Steel Mills Inc.(1)	1,197	55,349
Reliance Steel & Aluminum Co.	2,278	81,666
Ryerson Inc.	903	24,426
Steel Dynamics Inc.	1,726	100,143
United States Steel Corp.	3,997	252,091

		1,487,314
LEISURE TIME—0.34%
Brunswick Corp.	3,445	101,869
Callaway Golf Co.	2,440	30,866
Carnival Corp.	15,074	587,283
Harley-Davidson Inc.	9,746	555,522
Multimedia Games Inc.(1)(2)	799	7,822
Nautilus Inc.(1)	1,074	13,489
Polaris Industries Inc.	1,511	57,750
Royal Caribbean Cruises Ltd.	4,708	159,601
Sabre Holdings Corp.	4,729	97,890
WMS Industries Inc.(1)	1,000	26,530

		1,638,622
LODGING—0.49%
Aztar Corp.(1)	1,244	64,365
Boyd Gaming Corp.	1,600	53,664
Choice Hotels International Inc.	893	38,060
Gaylord Entertainment Co.(1)	1,481	56,604
Harrah’s Entertainment Inc.	6,495	390,414
Hilton Hotels Corp.	12,821	306,807
Las Vegas Sands Corp.(1)	3,408	211,398
Marriott International Inc. Class A	13,203	464,482
MGM Mirage(1)	4,316	153,391
Starwood Hotels & Resorts Worldwide Inc.	7,688	404,235
Station Casinos Inc.	1,815	99,571
Wynn Resorts Ltd.(1)	2,375	152,024

		2,395,015
MACHINERY—0.83%
AGCO Corp.(1)	3,303	75,837
Albany International Corp. Class A	930	33,415
Astec Industries Inc.(1)	474	10,049
Briggs & Stratton Corp.	1,724	44,134
Bucyrus International Inc. Class A	721	35,120
Caterpillar Inc.	23,741	1,682,525
Cognex Corp.	1,421	33,536
Cummins Inc.	1,359	159,003

Deere & Co.	8,363	606,903
Flowserve Corp.(1)	1,904	98,627
Gardner Denver Inc.(1)	1,720	59,598
Graco Inc.	2,409	94,650
IDEX Corp.	1,763	76,602
Intermec Inc.(1)	1,767	43,115
JLG Industries Inc.	3,434	62,155
Joy Global Inc.	4,351	163,250
Manitowoc Co. Inc. (The)	2,132	83,702
Nordson Corp.	1,118	50,869
Presstek Inc.(1)	1,123	9,018
Rockwell Automation Inc.	5,656	350,559
Terex Corp.(1)	3,556	159,451
Wabtec Corp.	1,685	44,754
Zebra Technologies Corp. Class A(1)	2,525	79,159

		4,056,031
MANUFACTURING—4.59%
Actuant Corp. Class A	926	40,753
Acuity Brands Inc.	1,701	74,385
AptarGroup Inc.	1,084	55,826
Brink’s Co. (The)	1,856	102,247
Carlisle Companies Inc.	1,098	87,719
Ceradyne Inc.(1)	820	40,090
CLARCOR Inc.	1,838	52,254
Cooper Industries Ltd.	3,413	294,064
Crane Co.	1,793	68,851
Danaher Corp.	8,787	572,912
Donaldson Co. Inc.	2,574	84,659
Dover Corp.	7,201	339,455
Eastman Kodak Co.(1)	10,264	228,374
Eaton Corp.	5,220	334,602
ESCO Technologies Inc.(1)	816	42,995
General Electric Co.	365,782	11,957,414
Harsco Corp.	1,428	115,111
Hexcel Corp.(1)	3,253	46,746
Honeywell International Inc.	27,141	1,050,357
Illinois Tool Works Inc.	17,551	802,607
Ingersoll-Rand Co. Class A	11,723	419,683
ITT Industries Inc.	6,526	329,889
Jacuzzi Brands Inc.(1)	2,821	23,696
Lancaster Colony Corp.	897	34,373
Leggett & Platt Inc.	6,831	155,883
Matthews International Corp. Class A	1,147	39,388
Pall Corp.	4,386	114,387
Parker Hannifin Corp.	4,255	307,381
Pentair Inc.	3,504	100,635
Roper Industries Inc.	2,926	132,255
SPX Corp.	2,475	135,259
Teleflex Inc.	1,245	71,077
Textron Inc.	3,922	352,627
3M Co.	24,475	1,723,040
Tredegar Corp.	943	14,918
Trinity Industries Inc.	2,690	89,900
Tyco International Ltd.	71,627	1,868,748

		22,304,560
MEDIA—3.19%
Belo (A.H.) Corp.	3,474	56,001
Cablevision Systems Corp.	7,312	162,692
CBS Corp. Class A	635	17,386
CBS Corp. Class B	23,560	646,251
Charter Communications Inc. Class A(1)	17,441	23,022
Clear Channel Communications Inc.	17,065	494,032
Comcast Corp. Class A(1)	44,387	1,526,025
Comcast Corp. Class A Special(1)	26,989	925,183

Cox Radio Inc. Class A(1)	1,255	18,386
Cumulus Media Inc. Class A(1)	1,897	18,022
DIRECTV Group Inc. (The)(1)	30,885	526,589
Discovery Holding Co. Class A(1)	9,548	127,179
Dow Jones & Co. Inc.	1,676	58,727
EchoStar Communications Corp.(1)	7,613	266,836
Emmis Communications Corp.(1)	1,287	19,073
Entercom Communications Corp.	1,420	35,997
Gannett Co. Inc.	8,736	455,320
Gemstar-TV Guide International Inc.(1)	9,542	27,481
Lee Enterprises Inc.	1,258	31,236
Liberty Global Inc. Class A(1)	8,020	175,237
Liberty Global Inc. Class C(1)	8,213	173,951
Liberty Media Holding Corp. - Liberty Capital Group Series A(1)	4,706	384,057
McClatchy Co. (The) Class A	2,003	84,907
McGraw-Hill Companies Inc. (The)	12,967	730,042
Media General Inc. Class A	782	28,488
Meredith Corp.	1,392	65,744
New York Times Co. Class A(1)	5,085	112,734
News Corp. Class A	66,397	1,277,478
News Corp. Class B	19,062	383,527
Radio One Inc. Class D(1)	2,524	18,122
Readers Digest Association Inc. (The)	3,675	50,201
Scholastic Corp.(1)	893	25,674
Scripps (E.W.) Co. Class A	2,826	120,755
Sinclair Broadcast Group Inc. Class A	1,433	12,066
Sirius Satellite Radio Inc.(1)(2)	41,557	174,539
Sun-Times Media Group Inc. Class A	1,393	11,297
Time Warner Inc.	148,334	2,447,511
Tribune Co.	7,426	220,626
Univision Communications Inc. Class A(1)	8,546	285,436
Viacom Inc. Class A(1)	651	22,687
Viacom Inc. Class B(1)	22,177	772,869
Walt Disney Co. (The)	72,827	2,162,234
Washington Post Co. (The) Class B	221	170,391
Westwood One Inc.	2,789	18,575
Wiley (John) & Sons Inc. Class A	1,371	45,353
XM Satellite Radio Holdings Inc. Class A(1)	7,907	91,721

		15,501,660
METAL FABRICATE & HARDWARE—0.13%
Commercial Metals Co.	4,242	96,251
Kaydon Corp.	1,060	38,425
Mueller Industries Inc.	1,147	42,141
Precision Castparts Corp.	4,620	275,583
Quanex Corp.	1,428	51,822
Timken Co. (The)	3,005	96,761
Worthington Industries Inc.	2,620	53,500

		654,483
MINING—0.63%
Alcoa Inc.	30,725	920,214
Coeur d’Alene Mines Corp.(1)	9,196	43,957
Freeport-McMoRan Copper & Gold Inc.	6,377	347,929
Meridian Gold Inc.(1)	3,638	98,299
Newmont Mining Corp.	14,670	751,544
Phelps Dodge Corp.	7,142	623,782
RTI International Metals Inc.(1)	862	39,721
Southern Copper Corp.(1)	1,336	128,924
Stillwater Mining Co.(1)	1,426	16,627
Titanium Metals Corp.(1)	2,012	58,026
USEC Inc.	2,659	27,999

		3,057,022

OFFICE & BUSINESS EQUIPMENT—0.17%
IKON Office Solutions Inc.	3,114	43,004
Pitney Bowes Inc.	7,960	328,907
Xerox Corp.(1)	33,702	474,861

		846,772
OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	2,471	70,201
HNI Corp.	1,617	65,666
Interface Inc. Class A(1)	1,745	21,411
Steelcase Inc. Class A	2,051	30,129

		187,407
OIL & GAS—8.16%
Anadarko Petroleum Corp.	15,850	724,979
Apache Corp.	11,593	816,959
Atwood Oceanics Inc.(1)	996	46,742
Berry Petroleum Co. Class A	1,306	43,934
Cabot Oil & Gas Corp.	1,667	87,934
Cheniere Energy Inc.(1)	1,830	64,032
Chesapeake Energy Corp.	12,875	423,588
Chevron Corp.	79,479	5,228,129
Cimarex Energy Co.	2,878	117,509
Comstock Resources Inc.(1)	1,305	38,393
ConocoPhillips	54,510	3,741,566
Denbury Resources Inc.(1)	4,062	140,830
Devon Energy Corp.	14,905	963,459
Diamond Offshore Drilling Inc.	2,168	171,120
Encore Acquisition Co.(1)	1,529	46,573
ENSCO International Inc.	5,351	247,323
EOG Resources Inc.	8,527	632,277
Exxon Mobil Corp.	214,649	14,540,323
Forest Oil Corp.(1)	1,821	61,022
Frontier Oil Corp.	4,008	141,282
GlobalSantaFe Corp.	8,553	469,816
Grey Wolf Inc.(1)	6,722	51,491
Helmerich & Payne Inc.	3,436	95,108
Hess Corp.	8,934	472,609
Holly Corp.	1,846	93,408
Houston Exploration Co.(1)	991	63,285
Kerr-McGee Corp.	7,747	543,839
Marathon Oil Corp.	12,962	1,174,876
Mariner Energy Inc.(1)	2,452	44,161
Murphy Oil Corp.	6,174	317,714
Nabors Industries Ltd.(1)	11,050	390,286
Newfield Exploration Co.(1)	4,393	203,747
Noble Corp.	4,670	335,073
Noble Energy Inc.	6,114	309,430
Occidental Petroleum Corp.	15,110	1,628,103
Parker Drilling Co.(1)	3,632	26,368
Patterson-UTI Energy Inc.	6,208	175,811
Penn Virginia Corp.	348	23,754
Pioneer Natural Resources Co.	4,680	212,238
Plains Exploration & Production Co.(1)	2,618	115,087
Pogo Producing Co.	1,879	83,183
Pride International Inc.(1)	5,641	168,497
Quicksilver Resources Inc.(1)	1,879	66,441
Range Resources Corp.	4,556	128,069
Rowan Companies Inc.	3,903	132,195
Southwestern Energy Co.(1)	5,830	200,552
St. Mary Land & Exploration Co.	2,131	91,633
Stone Energy Corp.(1)	945	44,179
Sunoco Inc.	4,758	330,871
Swift Energy Co.(1)	898	43,104
Tesoro Corp.	2,338	174,882
TODCO	2,204	83,994
Transocean Inc.(1)	11,629	898,108

Unit Corp.(1)	1,424	83,503
Valero Energy Corp.	21,803	1,470,176
Whiting Petroleum Corp.(1)	1,171	54,686
XTO Energy Inc.	12,411	583,193

		39,661,444
OIL & GAS SERVICES—1.71%
Baker Hughes Inc.	12,047	963,158
BJ Services Co.	11,384	412,898
Cameron International Corp.(1)	4,000	201,640
Core Laboratories NV(1)	914	66,722
FMC Technologies Inc.(1)	2,482	156,416
Global Industries Ltd.(1)	3,168	52,842
Grant Prideco Inc.(1)	4,447	202,383
Halliburton Co.	36,150	1,205,964
Hanover Compressor Co.(1)	3,147	59,793
Helix Energy Solutions Group Inc.(1)	2,536	98,879
Hydril Co. LP(1)	739	51,191
Input/Output Inc.(1)(2)	2,707	26,610
Lone Star Technologies Inc.(1)	1,131	53,270
Maverick Tube Corp.(1)	1,599	102,000
National Oilwell Varco Inc.(1)	6,056	405,994
Newpark Resources Inc.(1)	2,536	15,546
Oceaneering International Inc.(1)	1,946	85,079
Schlumberger Ltd.	41,751	2,791,054
SEACOR Holdings Inc.(1)	734	59,711
Smith International Inc.	7,470	332,938
Superior Energy Services Inc.(1)	2,707	92,715
Tetra Technologies Inc.(1)	2,284	65,345
Tidewater Inc.	1,897	90,506
Universal Compression Holdings Inc.(1)	784	49,941
Veritas DGC Inc.(1)	1,110	63,570
Weatherford International Ltd.(1)	12,275	574,961
W-H Energy Services Inc.(1)	706	38,844

		8,319,970
PACKAGING & CONTAINERS—0.18%
Ball Corp.	3,305	126,582
Bemis Co. Inc.	3,736	114,695
Chesapeake Corp.	664	9,462
Crown Holdings Inc.(1)	5,826	97,061
Owens-Illinois Inc.(1)	4,778	72,291
Packaging Corp. of America	2,673	61,292
Pactiv Corp.(1)	5,247	128,604
Sealed Air Corp.	2,990	141,248
Sonoco Products Co.	3,460	112,554

		863,789
PHARMACEUTICALS—5.60%
Abbott Laboratories	54,345	2,596,061
Abraxis BioScience Inc.(1)	914	18,326
Alkermes Inc.(1)	3,001	51,497
Allergan Inc.	5,344	576,350
Alpharma Inc. Class A	1,576	35,586
AmerisourceBergen Corp.	7,494	322,242
Amylin Pharmaceuticals Inc.(1)	3,639	177,583
Andrx Corp.(1)	2,656	63,346
Barr Pharmaceuticals Inc.(1)	3,543	176,300
Bristol-Myers Squibb Co.	69,156	1,657,669
Cardinal Health Inc.	14,991	1,004,397
Caremark Rx Inc.	15,895	839,256
Cell Therapeutics Inc.(1)(2)	2,251	2,859
Cephalon Inc.(1)	2,040	134,110
Cubist Pharmaceuticals Inc.(1)	2,102	48,178
CV Therapeutics Inc.(1)	1,379	16,893
Endo Pharmaceuticals Holdings Inc.(1)	4,202	130,556

Express Scripts Inc.(1)	4,323	333,001
Forest Laboratories Inc.(1)	11,402	528,027
Gilead Sciences Inc.(1)	16,129	991,611
Herbalife Ltd.(1)	845	30,183
Hospira Inc.(1)	5,726	250,169
ImClone Systems Inc.(1)	2,407	78,228
King Pharmaceuticals Inc.(1)	8,538	145,317
Lilly (Eli) & Co.	34,211	1,942,158
Medarex Inc.(1)	4,074	38,092
Medco Health Solutions Inc.(1)	10,888	645,985
Medicines Co. (The)(1)	1,560	32,682
Medicis Pharmaceutical Corp. Class A	1,797	49,525
Merck & Co. Inc.	77,760	3,131,395
MGI Pharma Inc.(1)	2,570	37,548
Mylan Laboratories Inc.	7,507	164,854
Nabi Biopharmaceuticals(1)	1,778	9,032
NBTY Inc.(1)	2,263	66,826
Neurocrine Biosciences Inc.(1)	1,355	12,534
Noven Pharmaceuticals Inc.(1)	804	15,887
NPS Pharmaceuticals Inc.(1)	1,400	5,460
Omnicare Inc.	4,254	192,536
Onyx Pharmaceuticals Inc.(1)	1,523	23,926
OSI Pharmaceuticals Inc.(1)	2,000	66,780
Par Pharmaceutical Companies Inc.(1)	1,236	18,837
Perrigo Co.	3,143	49,785
Pfizer Inc.	258,238	6,711,606
Schering-Plough Corp.	51,962	1,062,103
Sepracor Inc.(1)	3,643	179,964
Taro Pharmaceutical Industries Ltd.(1)(2)	940	9,785
Trimeris Inc.(1)	605	5,748
United Therapeutics Inc.(1)	771	45,728
Valeant Pharmaceuticals International	3,217	55,590
VCA Antech Inc.(1)	2,969	103,826
Watson Pharmaceuticals Inc.(1)	3,955	88,552
Wyeth	47,125	2,284,149

		27,258,638
PIPELINES—0.40%
Dynegy Inc. Class A(1)	11,858	66,761
El Paso Corp.	23,591	377,456
Equitable Resources Inc.	3,946	142,095
Kinder Morgan Inc.	3,848	392,496
National Fuel Gas Co.	2,846	105,700
Questar Corp.	2,995	265,357
Western Gas Resources Inc.	2,182	132,316
Williams Companies Inc.	20,100	487,425

		1,969,606
REAL ESTATE—0.13%
Brookfield Properties Corp.	4,000	133,400
CB Richard Ellis Group Inc. Class A(1)	6,328	148,898
Forest City Enterprises Inc. Class A	2,138	106,686
Jones Lang LaSalle Inc.	1,118	91,341
St. Joe Co. (The)(1)	2,496	112,070
Trammell Crow Co.(1)	789	27,189

		619,584
REAL ESTATE INVESTMENT TRUSTS—2.19%
Alexandria Real Estate Equities Inc.	821	77,519
AMB Property Corp.	3,013	157,972
American Financial Realty Trust	4,792	55,491
American Home Mortgage Investment Corp.	1,461	51,018
Annaly Capital Management Inc.	5,446	69,763
Apartment Investment & Management Co. Class A	3,363	161,727
Archstone-Smith Trust	7,589	398,195

AvalonBay Communities Inc.	2,567	300,134
BioMed Realty Trust Inc.	1,406	41,913
Boston Properties Inc.	3,988	391,622
Brandywine Realty Trust	3,127	98,938
BRE Properties Inc. Class A	1,878	110,126
Camden Property Trust	1,829	139,827
CapitalSource Inc.	4,276	100,871
CBL & Associates Properties Inc.	2,118	82,941
Colonial Properties Trust	1,633	78,270
Corporate Office Properties Trust	1,455	65,475
Cousins Properties Inc.	1,426	45,304
Crescent Real Estate Equities Co.	3,437	67,090
Developers Diversified Realty Corp.	3,904	206,053
Duke Realty Corp.	5,171	192,671
Equity Inns Inc.	1,890	29,805
Equity Lifestyle Properties Inc.	651	27,973
Equity Office Properties Trust	12,435	471,411
Equity Residential	10,135	471,379
Essex Property Trust Inc.	836	97,887
Federal Realty Investment Trust	1,926	139,731
FelCor Lodging Trust Inc.	1,564	34,408
First Industrial Realty Trust Inc.	1,459	58,769
General Growth Properties Inc.	7,860	358,730
Glenborough Realty Trust Inc.	1,085	24,087
Health Care Property Investors Inc.	4,800	131,616
Health Care REIT Inc.	2,101	76,035
Healthcare Realty Trust Inc.	1,729	57,213
Highwoods Properties Inc.	1,902	70,830
Home Properties Inc.	1,137	63,422
Hospitality Properties Trust	2,302	100,298
Host Hotels & Resorts Inc.	17,554	372,496
HRPT Properties Trust	7,401	86,962
Impac Mortgage Holdings Inc.	2,456	26,451
iStar Financial Inc.	3,915	155,660
Kilroy Realty Corp.	1,056	78,028
Kimco Realty Corp.	7,683	301,481
KKR Financial Corp.	2,724	63,088
LaSalle Hotel Properties	1,331	54,984
Lexington Corporate Properties Trust	1,629	32,450
Liberty Property Trust	3,119	146,125
Macerich Co. (The)	2,419	175,982
Mack-Cali Realty Corp.	2,173	104,978
Maguire Properties Inc.	1,128	42,198
Mills Corp.	2,106	48,817
Nationwide Health Properties Inc.	2,202	52,231
New Century Financial Corp.	1,881	82,124
New Plan Excel Realty Trust Inc.	3,638	94,297
NovaStar Financial Inc.(1)	1,019	35,268
Pan Pacific Retail Properties Inc.	1,394	96,325
Pennsylvania Real Estate Investment Trust	1,180	46,468
Post Properties Inc.	1,551	74,464
ProLogis	8,537	472,523
Public Storage Inc.	3,137	251,870
Realty Income Corp.	3,069	70,219
Reckson Associates Realty Corp.	2,964	131,987
Redwood Trust Inc.	836	39,777
Regency Centers Corp.	2,359	151,259
Saxon Capital Inc.	1,789	20,234
Shurgard Storage Centers Inc. Class A	1,613	106,297
Simon Property Group Inc.	7,927	677,996
SL Green Realty Corp.	1,447	165,392
Strategic Hotels & Resorts Inc.	1,753	34,972
Sunstone Hotel Investors Inc.	1,302	36,925
Taubman Centers Inc.	1,809	75,074
Thornburg Mortgage Inc.	3,659	93,670
Trizec Properties Inc.	3,427	98,561

United Dominion Realty Trust Inc.	5,027	140,002
Ventas Inc.	3,759	134,309
Vornado Realty Trust	4,700	491,385
Washington Real Estate Investment Trust	1,531	56,769
Weingarten Realty Investors	2,906	116,124

		10,642,736
RETAIL—5.60%
Abercrombie & Fitch Co. Class A	3,090	163,646
Advance Auto Parts Inc.	3,825	115,783
Aeropostale Inc.(1)	1,905	52,788
American Eagle Outfitters Inc.	4,854	159,502
AnnTaylor Stores Corp.(1)	2,594	106,510
Applebee’s International Inc.	2,862	50,829
AutoNation Inc.(1)	5,105	100,569
AutoZone Inc.(1)	1,989	174,773
Barnes & Noble Inc.	1,914	64,157
Bed Bath & Beyond Inc.(1)	10,383	347,623
Best Buy Co. Inc.	14,041	636,619
Big Lots Inc.(1)	4,178	67,516
BJ’s Wholesale Club Inc.(1)	2,365	67,355
Blockbuster Inc. Class A(1)(2)	3,312	13,546
Bob Evans Farms Inc.	1,275	35,114
Borders Group Inc.	2,625	49,901
Brinker International Inc.	3,127	101,315
CarMax Inc.(1)	3,848	133,910
Casey’s General Store Inc.	1,742	39,421
Cato Corp. Class A	939	22,836
CBRL Group Inc.	1,700	55,539
CEC Entertainment Inc.(1)	1,283	37,887
Charming Shoppes Inc.(1)	3,967	40,900
Cheesecake Factory (The)(1)	2,780	63,523
Chico’s FAS Inc.(1)	6,304	142,786
Children’s Place Retail Stores Inc. (The)(1)	705	39,353
Christopher & Banks Corp.	1,255	35,378
Circuit City Stores Inc.	6,628	162,386
Claire’s Stores Inc.	3,181	79,620
Coldwater Creek Inc.(1)	1,086	21,644
Copart Inc.(1)	2,274	60,579
Cost Plus Inc.(1)	780	10,522
Costco Wholesale Corp.	16,748	883,624
CVS Corp.	28,767	941,256
Darden Restaurants Inc.	4,921	166,330
Dick’s Sporting Goods Inc.(1)	1,217	44,311
Dillard’s Inc. Class A	2,323	69,760
Dollar General Corp.	10,527	141,272
Dollar Tree Stores Inc.(1)	3,897	103,660
Dress Barn Inc.(1)	1,404	30,298
Family Dollar Stores Inc.	5,366	121,916
Federated Department Stores Inc.	18,895	663,403
Foot Locker Inc.	5,368	145,849
Fred’s Inc.(1)	1,089	13,057
GameStop Corp. Class A(1)	1,085	45,147
GameStop Corp. Class B(1)	919	34,554
Gap Inc. (The)	22,623	392,509
Genesco Inc.(1)	778	21,060
Guitar Center Inc.(1)	974	41,414
Home Depot Inc.	73,156	2,539,245
Hot Topic Inc.(1)	1,585	23,315
IHOP Corp.	775	35,232
Insight Enterprises Inc.(1)	1,582	26,799
Jack in the Box Inc.(1)	1,299	51,233
Kenneth Cole Productions Inc. Class A	321	7,733
Kohl’s Corp.(1)	10,854	614,662
Krispy Kreme Doughnuts Inc.(1)(2)	2,163	18,321
Limited Brands Inc.	12,116	304,839

Lone Star Steakhouse & Saloon Inc.	642	15,016
Longs Drug Stores Corp.	1,060	43,587
Lowe’s Companies Inc.	53,871	1,527,243
McDonald’s Corp.	44,385	1,570,785
Men’s Wearhouse Inc. (The)	1,725	53,665
Michaels Stores Inc.	4,752	201,580
MSC Industrial Direct Co. Inc. Class A	1,568	64,649
99 Cents Only Stores(1)	1,760	18,216
Nordstrom Inc.	8,344	286,199
Nu Skin Enterprises Inc. Class A	1,911	27,327
Office Depot Inc.(1)	10,631	383,248
OfficeMax Inc.	2,323	95,499
O’Reilly Automotive Inc.(1)	3,988	113,060
OSI Restaurant Partners Inc.	2,367	68,383
P.F. Chang’s China Bistro Inc.(1)(2)	997	30,139
Pacific Sunwear of California Inc.(1)	2,739	45,687
Panera Bread Co. Class A(1)	990	51,787
Pantry Inc. (The)(1)	433	21,343
Papa John’s International Inc.(1)	711	22,852
Payless ShoeSource Inc.(1)	2,385	61,724
Penney (J.C.) Co. Inc.	7,299	459,545
Pep Boys - Manny, Moe & Jack Inc.	1,533	16,526
PETCO Animal Supplies Inc.(1)	1,380	38,737
PetSmart Inc.	5,065	119,331
Pier 1 Imports Inc.	2,629	17,877
RadioShack Corp.	4,863	78,635
Regis Corp.	1,600	53,888
Rite Aid Corp.(1)	18,034	76,103
Ross Stores Inc.	5,249	130,648
Ruby Tuesday Inc.(1)	1,916	42,075
Ryan’s Restaurant Group Inc.(1)	1,661	26,177
Saks Inc.	4,405	71,097
Sears Holdings Corp.(1)	3,504	480,924
Select Comfort Corp.(1)	996	20,069
Sonic Corp.(1)	3,170	62,386
Staples Inc.	25,766	557,061
Starbucks Corp.(1)	27,073	927,521
Stein Mart Inc.	955	12,310
Talbots Inc. (The)	768	15,844
Target Corp.	28,134	1,291,913
Tiffany & Co.	4,911	155,138
TJX Companies Inc.	17,011	414,558
Tractor Supply Co.(1)	1,232	56,352
Triarc Companies Inc. Class B	978	13,682
Tuesday Morning Corp.	1,164	16,831
Urban Outfitters Inc.(1)	4,058	59,206
Walgreen Co.	35,856	1,677,344
Wal-Mart Stores Inc.	91,127	4,055,152
Wendy’s International Inc.	4,108	247,137
Williams-Sonoma Inc.	3,338	106,148
Yum! Brands Inc.	10,046	452,070
Zale Corp.(1)	1,930	49,427

		27,238,330
SAVINGS & LOANS—0.77%
Anchor BanCorp Wisconsin Inc.	788	23,404
Astoria Financial Corp.	3,586	106,684
Commercial Capital Bancorp Inc.	1,554	24,678
Dime Community Bancshares	1,142	15,954
Downey Financial Corp.	788	52,284
First Niagara Financial Group Inc.	4,145	60,641
FirstFed Financial Corp.(1)	623	35,168
Golden West Financial Corp.	10,821	797,075
Harbor Florida Bancshares Inc.	774	34,226
Hudson City Bancorp Inc.	20,429	264,964
MAF Bancorp Inc.	1,249	51,209

New York Community Bancorp Inc.	8,896	145,272
NewAlliance Bancshares Inc.	3,737	52,729
People’s Bank	2,139	76,769
PFF Bancorp Inc.	662	24,858
Provident Financial Services Inc.	2,465	44,469
Sovereign Bancorp Inc.	13,925	287,412
Washington Federal Inc.	3,150	70,466
Washington Mutual Inc.	34,770	1,554,219

		3,722,481
SEMICONDUCTORS—2.72%
Actel Corp.(1)	936	12,692
Advanced Micro Devices Inc.(1)	16,041	311,035
Agere Systems Inc.(1)	6,303	91,772
Altera Corp.(1)	12,661	219,162
Amkor Technology Inc.(1)	3,912	24,176
Analog Devices Inc.	12,969	419,288
Applied Materials Inc.	56,849	894,803
Applied Micro Circuits Corp.(1)	11,050	28,509
Asyst Technologies Inc.(1)	1,282	8,936
Atmel Corp.(1)	15,947	76,386
ATMI Inc.(1)	1,279	33,983
Axcelis Technologies Inc.(1)	3,626	20,052
Broadcom Corp. Class A(1)	15,733	377,435
Brooks Automation Inc.(1)	2,641	29,817
Cabot Microelectronics Corp.(1)(2)	942	28,053
Cirrus Logic Inc.(1)	2,688	18,735
Cohu Inc.	631	9,579
Conexant Systems Inc.(1)	16,797	30,067
Credence Systems Corp.(1)	3,027	8,536
Cree Inc.(1)(2)	2,688	53,034
Cypress Semiconductor Corp.(1)	4,836	73,459
DSP Group Inc.(1)	949	22,738
Emulex Corp.(1)	3,003	44,715
Exar Corp.(1)	1,425	18,454
Fairchild Semiconductor International Inc. Class A(1)	4,213	68,925
FormFactor Inc.(1)	974	41,755
Freescale Semiconductor Inc. Class A(1)	4,944	141,547
Freescale Semiconductor Inc. Class B(1)	9,518	271,453
Integrated Device Technology Inc.(1)	7,254	112,219
Intel Corp.	205,393	3,697,074
International Rectifier Corp.(1)	2,435	86,808
Intersil Corp. Class A	5,611	131,915
KLA-Tencor Corp.	6,958	293,558
Kopin Corp.(1)	2,382	7,908
Kulicke & Soffa Industries Inc.(1)	1,727	12,763
Lam Research Corp.(1)	4,870	202,543
Lattice Semiconductor Corp.(1)	3,635	21,447
Linear Technology Corp.	10,925	353,424
LSI Logic Corp.(1)	13,419	110,036
LTX Corp.(1)	2,408	13,003
Marvell Technology Group Ltd.(1)	15,786	292,830
Maxim Integrated Products Inc.	11,533	338,840
MEMC Electronic Materials Inc.(1)	5,379	163,629
Micrel Inc.(1)	2,386	25,482
Microchip Technology Inc.	7,459	240,627
Micron Technology Inc.(1)	24,413	380,599
Microsemi Corp.(1)	2,244	56,773
Mindspeed Technologies Inc.(1)	3,126	5,596
National Semiconductor Corp.	11,957	278,120
Novellus Systems Inc.(1)	4,902	124,070
NVIDIA Corp.(1)	11,599	256,686
OmniVision Technologies Inc.(1)	1,844	35,036
Photronics Inc.(1)	1,513	21,137
PMC-Sierra Inc.(1)	7,438	38,008

Power Integrations Inc.(1)	1,090	17,331
QLogic Corp.(1)	5,453	95,373
Rambus Inc.(1)	3,377	59,537
Semtech Corp.(1)	2,569	33,140
Silicon Image Inc.(1)	2,669	28,238
Silicon Laboratories Inc.(1)	1,739	64,204
SiRF Technology Holdings Inc.(1)	1,337	25,537
Skyworks Solutions Inc.(1)	5,464	23,987
Teradyne Inc.(1)	6,959	91,441
Tessera Technologies Inc.(1)	1,411	44,404
Texas Instruments Inc.	55,403	1,649,901
Transmeta Corp.(1)	8,390	11,327
TriQuint Semiconductor Inc.(1)	4,419	20,858
Ultratech Inc.(1)	907	13,732
Varian Semiconductor Equipment Associates Inc.(1)	2,204	69,867
Veeco Instruments Inc.(1)	948	21,121
Xilinx Inc.	12,305	249,668
Zoran Corp.(1)	1,763	28,296

		13,227,189
SOFTWARE—3.56%
Activision Inc.(1)	9,741	116,405
Actuate Corp.(1)	2,209	8,946
Acxiom Corp.	2,522	61,739
Adobe Systems Inc.(1)	21,244	605,666
Advent Software Inc.(1)	853	26,631
ANSYS Inc.(1)	1,209	55,481
Autodesk Inc.(1)	8,117	276,871
Automatic Data Processing Inc.	20,350	890,516
Avid Technology Inc.(1)	1,513	53,318
BEA Systems Inc.(1)	15,382	180,585
BMC Software Inc.(1)	7,527	176,282
Borland Software Corp.(1)	2,850	15,960
CA Inc.	16,528	346,427
Cerner Corp.(1)	2,136	86,465
Citrix Systems Inc.(1)	6,228	197,864
Compuware Corp.(1)	11,872	82,985
CSG Systems International Inc.(1)	1,846	48,070
Dendrite International Inc.(1)	1,409	12,836
Dun & Bradstreet Corp.(1)	2,437	162,597
eFunds Corp.(1)	1,693	35,604
Electronic Arts Inc.(1)	10,632	500,874
Fair Isaac Corp.	2,408	81,342
Fidelity National Information Services Inc.	3,235	115,619
FileNET Corp.(1)	1,568	49,894
First Data Corp.	26,927	1,099,968
Fiserv Inc.(1)	6,635	289,684
Global Payments Inc.	2,806	119,367
Hyperion Solutions Corp.(1)	2,052	63,940
IMS Health Inc.	7,804	214,142
Informatica Corp.(1)	3,146	43,950
Inter-Tel Inc.	771	16,530
Intuit Inc.(1)	11,840	365,501
JDA Software Group Inc.(1)	1,147	17,744
Keane Inc.(1)	1,991	28,710
Microsoft Corp.	319,520	7,678,066
MoneyGram International Inc.	2,932	89,866
MRO Software Inc.(1)	631	13,327
NAVTEQ Corp.(1)	3,106	87,527
Novell Inc.(1)	13,419	87,089
Nuance Communications Inc.(1)	3,049	28,234
Oracle Corp.(1)	144,909	2,169,288
Packeteer Inc.(1)	1,103	10,092
Parametric Technology Corp.(1)	3,915	60,526
Progress Software Corp.(1)	1,215	27,495

Quest Software Inc.(1)	1,883	25,741
Red Hat Inc.(1)	5,995	141,962
Salesforce.com Inc.(1)	2,825	72,603
SEI Investments Co.	2,477	121,026
Sybase Inc.(1)	3,220	67,781
Take-Two Interactive Software Inc.(1)(2)	2,495	26,721
THQ Inc.(1)	2,122	48,148
Transaction Systems Architects Inc. Class A(1)	1,225	45,350
Trident Microsystems Inc.(1)	981	16,893
VeriFone Holdings Inc.(1)	590	16,668
Wind River Systems Inc.(1)	2,542	21,022

		17,303,938
TELECOMMUNICATIONS—5.63%
Adaptec Inc.(1)	3,807	16,751
ADC Telecommunications Inc.(1)	4,110	50,265
ADTRAN Inc.	2,224	48,639
Aeroflex Inc.(1)	2,363	23,961
Alltel Corp.	13,492	744,354
Amdocs Ltd.(1)	6,650	241,262
American Tower Corp. Class A(1)	14,560	492,128
Anaren Inc.(1)	749	13,385
Andrew Corp.(1)	5,553	46,923
Anixter International Inc.	1,218	67,148
Arris Group Inc.(1)	3,730	39,874
AT&T Inc.	138,641	4,157,844
Avaya Inc.(1)	16,399	151,855
BellSouth Corp.	64,722	2,535,161
Black Box Corp.	647	26,598
C-COR Inc.(1)	1,795	11,865
CenturyTel Inc.	4,358	168,088
CIENA Corp.(1)	19,968	72,484
Cincinnati Bell Inc.(1)	8,846	35,472
Cisco Systems Inc.(1)	217,030	3,873,986
Citizens Communications Co.	11,841	151,920
CommScope Inc.(1)	2,041	63,740
Comverse Technology Inc.(1)	7,004	135,738
Corning Inc.(1)	54,042	1,030,581
Crown Castle International Corp.(1)	7,663	269,967
Dobson Communications Corp. Class A(1)	2,513	16,862
Embarq Corp.(1)	5,199	235,255
Extreme Networks Inc.(1)	4,252	16,200
Finisar Corp.(1)	8,999	25,197
Foundry Networks Inc.(1)	4,039	41,844
Harmonic Inc.(1)	2,201	11,115
Harris Corp.	4,754	216,545
IDT Corp. Class B(1)	1,720	23,014
InterDigital Communications Corp.(1)	1,899	52,052
JDS Uniphase Corp.(1)	57,390	122,241
Juniper Networks Inc.(1)	19,433	261,374
Leap Wireless International Inc.(1)	1,458	65,173
Level 3 Communications Inc.(1)	24,935	97,496
Lucent Technologies Inc.(1)	156,123	332,542
Motorola Inc.	88,094	2,005,019
MRV Communications Inc.(1)(2)	2,993	7,123
Newport Corp.(1)	1,417	25,832
NII Holdings Inc. Class B(1)	4,843	255,614
NTL Inc.	9,067	207,181
Plantronics Inc.	1,745	27,152
Polycom Inc.(1)	3,365	74,703
Powerwave Technologies Inc.(1)	4,086	32,443
QUALCOMM Inc.	58,467	2,061,546
Qwest Communications International Inc.(1)	53,788	429,766
RF Micro Devices Inc.(1)	6,979	42,991
SBA Communications Corp.(1)	3,205	76,535
Sonus Networks Inc.(1)	8,799	39,420

Sprint Nextel Corp.	99,271	1,965,566
Stratex Networks Inc.(1)	2,840	9,968
Sycamore Networks Inc.(1)	6,954	25,313
Tekelec(1)	2,182	22,453
Telephone & Data Systems Inc.	1,786	72,976
Telephone & Data Systems Inc. Special	1,786	70,994
Tellabs Inc.(1)	14,315	134,561
3Com Corp.(1)	13,600	64,464
UTStarcom Inc.(1)	3,692	30,681
Verizon Communications Inc.	103,421	3,497,698
West Corp.(1)	604	28,823
Windstream Corp.	13,949	174,781
Wireless Facilities Inc.(1)	1,929	4,649

		27,375,151
TEXTILES—0.07%
Cintas Corp.	5,062	178,689
G&K Services Inc. Class A	751	25,331
Mohawk Industries Inc.(1)	1,888	130,310

		334,330
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	5,650	105,655
JAKKS Pacific Inc.(1)	798	13,159
Marvel Entertainment Inc.(1)	2,830	50,034
Mattel Inc.	13,818	249,277

		418,125
TRANSPORTATION—1.46%
Alexander & Baldwin Inc.	1,547	62,035
Arkansas Best Corp.	795	35,322
Bristow Group Inc.(1)	811	27,485
Burlington Northern Santa Fe Corp.	13,076	901,067
C.H. Robinson Worldwide Inc.	6,014	275,321
Con-way Inc.	1,863	92,181
CSX Corp.	7,762	470,998
EGL Inc.(1)	1,197	52,560
Expeditors International Washington Inc.	7,552	343,389
FedEx Corp.	9,930	1,039,770
General Maritime Corp.	1,274	46,246
Hunt (J.B.) Transport Services Inc.	4,525	93,079
Kansas City Southern Industries Inc.(1)	2,698	66,425
Kirby Corp.(1)	1,299	41,711
Landstar System Inc.	2,164	92,381
Norfolk Southern Corp.	14,557	632,065
OMI Corp.	2,487	54,863
Overseas Shipholding Group Inc.	1,014	65,291
Pacer International Inc.	645	19,253
Ryder System Inc.	2,200	110,880
Saia Inc.(1)	484	13,644
Swift Transportation Co. Inc.(1)	1,718	45,957
Union Pacific Corp.	9,430	801,550
United Parcel Service Inc. Class B	22,763	1,568,598
UTi Worldwide Inc.	2,060	47,998
Werner Enterprises Inc.	2,160	38,880
YRC Worldwide Inc.(1)	2,108	83,856

		7,122,805
TRUCKING & LEASING—0.01%
GATX Corp.	1,528	59,882

		59,882
WATER—0.02%
Aqua America Inc.	4,561	99,430

		99,430

TOTAL COMMON STOCKS
(Cost: $407,332,695)		485,927,943

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.53%

CERTIFICATES OF DEPOSIT(3)—0.01%
Credit Suisse First Boston NY
5.28%, 04/23/07	$1,883	1,883
Societe Generale
5.33%, 12/08/06	18,832	18,832
Washington Mutual Bank
5.28%, 08/07/06	9,416	9,416
Wells Fargo Bank N.A.
4.78%, 12/05/06	15,066	15,066

		45,197
COMMERCIAL PAPER(3)—0.07%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	5,495	5,413
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	18,832	18,832
ASAP Funding Ltd.
5.21%, 08/08/06(4)	9,040	9,030
Barton Capital Corp.
5.29%, 08/01/06(4)	18,002	18,002
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	9,556	9,554
CC USA Inc.
5.03%, 10/24/06(4)	3,766	3,722
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	13,893	13,627
Five Finance Inc.
5.19%, 12/01/06(4)	8,475	8,325
General Electric Capital Corp.
5.26%, 08/02/06	18,832	18,830
General Electric Capital Services Inc.
5.22%, 12/11/06	1,883	1,847
General Electric Co.
5.26%, 08/02/06	18,832	18,830
Giro Funding Corp.
5.32%, 08/09/06(4)	5,650	5,643
Govco Inc.
5.22%, 08/03/06(4)	18,832	18,827
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	6,403	6,329
Landale Funding LLC
5.30%, 08/15/06(4)	20,716	20,673
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	10,287	10,130
Lockhart Funding LLC
5.28%, 08/04/06(4)	4,896	4,894
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	47,081	47,054
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	45,139	45,093
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	29,857	29,857
Tulip Funding Corp.
5.30%, 08/01/06(4)	9,416	9,416
White Pine Finance LLC
5.12%, 10/27/06(4)	3,559	3,515

		327,443

MEDIUM-TERM NOTES(3)—0.01%
Bank of America N.A.
5.28%, 04/20/07	4,708	4,708
Cullinan Finance Corp.
5.71%, 06/28/07(4)	14,124	14,124
K2 USA LLC
5.39%, 06/04/07(4)	14,124	14,124
Marshall & Ilsley Bank
5.18%, 12/15/06	18,832	18,856
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	22,034	22,033
US Bank N.A.
2.85%, 11/15/06	3,766	3,746

		77,591
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	371,941	371,941

		371,941
REPURCHASE AGREEMENTS(3)—0.12%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $37,671 (collateralized by non-U.S. Government debt securities, value $38,860, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$37,665	37,665
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $75,340 (collateralized by non-U.S. Government debt securities, value $76,966, 5.00% to 5.50%, 2/1/34 to 7/1/34).	75,329	75,329
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $28,252 (collateralized by non-U.S. Government debt securities, value $31,126, 0.20% to 6.43%, 9/25/20 to 6/23/46).	28,248	28,248
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $84,759 (collateralized by non-U.S. Government debt securities, value $89,134, 4.92% to 5.93%, 10/25/33 to 10/25/35).	84,746	84,746
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $11,301 (collateralized by non-U.S. Government debt securities, value $12,755, 0.00% to 10.00%, 9/10/34 to 5/9/36).	11,299	11,299
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $37,671 (collateralized by non-U.S. Government debt securities, value $38,483, 3.00% to 8.57%, 10/15/06 to 2/15/38).	37,665	37,665
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $18,835 (collateralized by U.S. Government obligations, value $19,242, 4.81% to 5.82%, 1/1/33 to 7/1/36).	18,832	18,832
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $18,835 (collateralized by non-U.S. Government debt securities, value $19,808, 5.97% to 9.01%, 10/27/10 to 3/25/37).	18,832	18,832

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $16,009 (collateralized by non-U.S. Government debt securities, value $16,836, 0.00% to 10.00%, 8/1/06 to 7/31/36).	16,007	16,007
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $56,505 (collateralized by non-U.S. Government debt securities, value $59,047, 0.66% to 9.61%, 2/22/11 to 7/25/46).	56,497	56,497
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $23,543 (collateralized by non-U.S. Government debt securities, value $24,331, 0.00% to 10.13%, 10/15/06 to 10/1/25).	23,540	23,540
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $94,175 (collateralized by U.S. Government obligations, value $96,655, 4.48% to 6.50%, 6/1/20 to 7/1/36).	94,161	94,161
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $18,835 (collateralized by non-U.S. Government debt securities, value $20,207, 3.22% to 7.30%, 5/15/07 to 10/25/45).	18,832	18,832
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $6,592 (collateralized by non-U.S. Government debt securities, value $6,800, 0.00% to 10.00%, 8/1/06 to 7/31/36).	6,591	6,591
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $13,804 (collateralized by non-U.S. Government debt securities, value $13,960, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	13,183	13,183
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $37,671 (collateralized by non-U.S. Government debt securities, value $39,560, 0.00% to 6.16%, 10/10/06 to 5/15/44).	37,665	37,665

		579,092
TIME DEPOSITS(3)—0.02%
Deutsche Bank AG
5.31%, 08/01/06	7,531	7,531
Rabobank Nederland NV
5.29%, 08/01/06	47,081	47,081
Societe Generale
5.29%, 08/01/06	28,248	28,248
Wells Fargo Bank N.A.
5.30%, 08/01/06	28,248	28,248

		111,108
VARIABLE & FLOATING RATE NOTES(3)—0.22%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	48,211	48,217
American Express Bank
5.37%, 02/28/07	18,832	18,832
American Express Centurion Bank
5.46%, 07/19/07	20,716	20,738
American Express Credit Corp.
5.43%, 07/05/07	5,650	5,653
ASIF Global Financing
5.17%, 05/03/07(4)	1,883	1,884
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	12,241	12,241

Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	27,307	27,308
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	48,022	48,025
BMW US Capital LLC
5.37%, 07/13/07(4)	18,832	18,832
BNP Paribas
5.14%, 05/18/07(4)	34,840	34,840
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	13,748	13,748
CC USA Inc.
5.48%, 07/30/07(4)	9,416	9,417
Commodore CDO Ltd.
5.38%, 06/12/07(4)	4,708	4,708
Credit Agricole SA
5.48%, 07/23/07	18,832	18,832
Credit Suisse First Boston NY
5.51%, 04/24/07	9,416	9,417
Cullinan Finance Corp.
5.36%, 04/25/07(4)	4,708	4,708
DEPFA Bank PLC
5.37%, 06/15/07	18,832	18,832
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	21,657	21,659
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	18,832	18,832
Fifth Third Bancorp
5.38%, 06/22/07(4)	37,665	37,665
First Tennessee Bank N.A.
5.21%, 08/25/06	5,650	5,650
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	18,832	18,831
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	19,774	19,779
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	28,248	28,253
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	18,832	18,832
JP Morgan Chase & Co.
5.32%, 08/02/07	14,124	14,124
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	14,124	14,123
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	19,657	19,658
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	23,540	23,534
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	20,716	20,714
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	8,298	8,298
Marshall & Ilsley Bank
5.35%, 07/13/07	10,358	10,358
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	28,248	28,248
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	1,883	1,883
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	2,373	2,373
Mound Financing PLC
5.32%, 05/08/07(4)	17,702	17,702
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	18,832	18,831
National City Bank of Indiana
5.17%, 05/21/07	9,416	9,417
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	62,147	62,162

Newcastle Ltd.
5.42%, 04/24/07(4)	6,638	6,637
Northern Rock PLC
5.39%, 08/03/07(4)	22,599	22,599
Principal Life Global Funding I
5.81%, 02/08/07	8,475	8,495
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	14,124	14,124
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	18,832	18,832
Strips III LLC
5.45%, 07/24/07(4)	4,708	4,708
SunTrust Bank
5.32%, 05/01/07	18,832	18,833
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	45,951	45,947
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	26,365	26,365
US Bank N.A.
5.33%, 09/29/06	8,475	8,474
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	28,656	28,656
Wachovia Bank N.A.
5.36%, 05/22/07	37,665	37,665
Wells Fargo & Co.
5.38%, 08/15/07(4)	9,416	9,417
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	14,124	14,124
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	61,205	61,193
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	6,360	6,361

		1,069,588

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,581,960)		2,581,960

TOTAL INVESTMENTS IN SECURITIES —100.45%
(Cost: $409,914,655)		488,509,903
Other Assets, Less Liabilities —(0.45)%		(2,176,746)

NET ASSETS —100.00%		$486,333,157

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.88%

ELECTRIC—86.03%
AES Corp. (The)(1)	886,163	$17,599,198
Allegheny Energy Inc.(1)	219,018	8,990,689
ALLETE Inc.	34,130	1,584,315
Alliant Energy Corp.	158,705	5,741,947
Ameren Corp.	275,945	14,211,167
American Electric Power Co. Inc.	531,823	19,209,447
Aquila Inc.(1)	505,142	2,242,830
Avista Corp.	65,576	1,638,088
Black Hills Corp.	44,871	1,607,728
CenterPoint Energy Inc.	371,450	5,103,723
Cleco Corp.	67,654	1,672,407
CMS Energy Corp.(1)	298,535	4,182,475
Consolidated Edison Inc.	331,552	15,539,842
Constellation Energy Group Inc.	241,101	13,962,159
Dominion Resources Inc.	469,148	36,818,735
DPL Inc.	164,210	4,558,470
DTE Energy Co.	240,218	10,166,026
Duke Energy Corp.	1,668,121	50,577,429
Duquesne Light Holdings Inc.(2)	107,474	2,092,519
Edison International	404,260	16,728,279
El Paso Electric Co.(1)	65,480	1,435,322
Energy East Corp.	198,904	4,839,334
Entergy Corp.	280,295	21,610,744
Exelon Corp.	905,891	52,451,089
FirstEnergy Corp.	445,580	24,952,480
FPL Group Inc.	502,203	21,665,037
Great Plains Energy Inc.	107,142	3,142,475
Hawaiian Electric Industries Inc.(2)	108,628	3,113,278
IDACORP Inc.	57,903	2,158,624
Mirant Corp.(1)	405,248	10,767,439
Northeast Utilities	207,405	4,645,872
NRG Energy Inc.(1)	128,522	6,329,708
NSTAR	144,115	4,492,065
Pepco Holdings Inc.	254,431	6,233,560
PG&E Corp.	466,490	19,443,303
Pinnacle West Capital Corp.	133,910	5,759,469
PNM Resources Inc.	84,450	2,264,105
PPL Corp.	513,454	17,467,705
Progress Energy Inc.	339,963	14,805,389
Public Service Enterprise Group Inc.	339,307	22,879,471
Puget Energy Inc.	155,252	3,448,147
Reliant Energy Inc.(1)	411,423	5,175,701
SCANA Corp.	140,549	5,620,555
Sierra Pacific Resources Corp.(1)	271,637	3,925,155
Southern Co. (The)	1,003,513	33,898,669
TECO Energy Inc.	281,630	4,489,182
TXU Corp.	617,023	39,631,387
UniSource Energy Corp.	47,202	1,574,659
Westar Energy Inc.	117,011	2,702,954

Wisconsin Energy Corp.	157,926	6,664,477
WPS Resources Corp.	58,131	2,997,816
Xcel Energy Inc.	541,548	10,852,622

		605,665,266
ENVIRONMENTAL CONTROL—0.27%
Nalco Holding Co.(1)	113,411	1,910,975

		1,910,975
GAS—10.24%
AGL Resources Inc.	105,401	4,112,747
Atmos Energy Corp.	108,608	3,124,652
Energen Corp.	89,203	3,801,832
KeySpan Corp.	235,554	9,485,760
New Jersey Resources Corp.	37,453	1,870,028
Nicor Inc.(2)	59,590	2,611,234
NiSource Inc.	365,715	8,320,016
Northwest Natural Gas Co.	37,392	1,419,774
ONEOK Inc.	148,047	5,508,829
Peoples Energy Corp.	51,824	2,187,491
Piedmont Natural Gas Co.(2)	97,346	2,505,686
Sempra Energy	309,424	14,932,802
Southern Union Co.	141,323	3,835,506
UGI Corp.	141,836	3,524,625
Vectren Corp.	102,406	2,847,911
WGL Holdings Inc.	65,832	1,976,935

		72,065,828
PIPELINES—2.80%
Equitable Resources Inc.	153,513	5,528,003
National Fuel Gas Co.	108,007	4,011,380
Questar Corp.	114,450	10,140,270

		19,679,653
WATER—0.54%
Aqua America Inc.(2)	173,814	3,789,145

		3,789,145

TOTAL COMMON STOCKS

(Cost: $610,247,492)		703,110,867

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.32%

CERTIFICATES OF DEPOSIT(3)—0.03%

Credit Suisse First Boston NY
5.28%, 04/23/07	$7,654	7,654
Societe Generale
5.33%, 12/08/06	76,544	76,544
Washington Mutual Bank
5.28%, 08/07/06	38,272	38,272
Wells Fargo Bank N.A.
4.78%, 12/05/06	61,235	61,235

		183,705
COMMERCIAL PAPER(3)—0.19%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	22,334	21,977

Amsterdam Funding Corp.
5.26%, 08/01/06(4)	76,544	76,544
ASAP Funding Ltd.
5.21%, 08/08/06(4)	36,741	36,704
Barton Capital Corp.
5.29%, 08/01/06(4)	73,168	73,168
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	38,839	38,834
CC USA Inc.
5.03%, 10/24/06(4)	15,309	15,129
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	56,468	55,387
Five Finance Inc.
5.19%, 12/01/06(4)	34,445	33,839
General Electric Capital Corp.
5.26%, 08/02/06	76,544	76,533
General Electric Capital Services Inc.
5.22%, 12/11/06	7,654	7,508
General Electric Co.
5.26%, 08/02/06	76,544	76,533
Giro Funding Corp.
5.32%, 08/09/06(4)	22,963	22,936
Govco Inc.
5.22%, 08/03/06(4)	76,544	76,522
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	26,025	25,728
Landale Funding LLC
5.30%, 08/15/06(4)	84,199	84,025
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	41,810	41,172
Lockhart Funding LLC
5.28%, 08/04/06(4)	19,902	19,893
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	191,361	191,254
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	183,471	183,283
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	121,354	121,354
Tulip Funding Corp.
5.30%, 08/01/06(4)	38,272	38,272
White Pine Finance LLC
5.12%, 10/27/06(4)	14,467	14,288

		1,330,883
MEDIUM-TERM NOTES(3)—0.04%
Bank of America N.A.
5.28%, 04/20/07	19,136	19,136
Cullinan Finance Corp.
5.71%, 06/28/07(4)	57,408	57,408
K2 USA LLC
5.39%, 06/04/07(4)	57,408	57,408
Marshall & Ilsley Bank
5.18%, 12/15/06	76,544	76,642
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	89,557	89,557
US Bank N.A.
2.85%, 11/15/06	15,309	15,227

		315,378

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	350,139	350,139

		350,139
REPURCHASE AGREEMENTS(3)—0.33%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $153,112 (collateralized by non-U.S. Government debt securities, value $157,949, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$153,089	153,089
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $306,222 (collateralized by non-U.S. Government debt securities, value $312,832, 5.00% to 5.50%, 2/1/34 to 7/1/34).	306,177	306,177
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $114,834 (collateralized by non-U.S. Government debt securities, value $126,513, 0.20% to 6.43%, 9/25/20 to 6/23/46).	114,816	114,816
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $344,501 (collateralized by non-U.S. Government debt securities, value $362,287, 4.92% to 5.93%, 10/25/33 to 10/25/35).	344,450	344,450
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $45,934 (collateralized by non-U.S. Government debt securities, value $51,843, 0.00% to 10.00%, 9/10/34 to 5/9/36).	45,927	45,927
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $153,112 (collateralized by non-U.S. Government debt securities, value $156,416, 3.00% to 8.57%, 10/15/06 to 2/15/38).	153,089	153,089
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $76,555 (collateralized by U.S. Government obligations, value $78,208, 4.81% to 5.82%, 1/1/33 to 7/1/36).	76,544	76,544
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $76,555 (collateralized by non-U.S. Government debt securities, value $80,508, 5.97% to 9.01%, 10/27/10 to 3/25/37).	76,544	76,544
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $65,073 (collateralized by non-U.S. Government debt securities, value $68,432, 0.00% to 10.00%, 8/1/06 to 7/31/36).	65,063	65,063
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $229,667 (collateralized by non-U.S. Government debt securities, value $239,998, 0.66% to 9.61%, 2/22/11 to 7/25/46).	229,633	229,633
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $95,694 (collateralized by non-U.S. Government debt securities, value $98,892, 0.00% to 10.13%, 10/15/06 to 10/1/25).	95,680	95,680

Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $382,778 (collateralized by U.S. Government obligations, value $392,858, 4.48% to 6.50%, 6/1/20 to 7/1/36).	382,722	382,722
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $76,555 (collateralized by non-U.S. Government debt securities, value $82,133, 3.22% to 7.30%, 5/15/07 to 10/25/45).	76,544	76,544
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $26,795 (collateralized by non-U.S. Government debt securities, value $27,639, 0.00% to 10.00%, 8/1/06 to 7/31/36).	26,791	26,791
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $56,107 (collateralized by non-U.S. Government debt securities, value $56,739, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	53,581	53,581
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $153,112 (collateralized by non-U.S. Government debt securities, value $160,793, 0.00% to 6.16%, 10/10/06 to 5/15/44).	153,089	153,089

		2,353,739
TIME DEPOSITS(3)—0.06%
Deutsche Bank AG
5.31%, 08/01/06	30,611	30,611
Rabobank Nederland NV
5.29%, 08/01/06	191,361	191,361
Societe Generale
5.29%, 08/01/06	114,816	114,816
Wells Fargo Bank N.A.
5.30%, 08/01/06	114,816	114,816

		451,604
VARIABLE & FLOATING RATE NOTES(3)-0.62%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	195,953	195,980
American Express Bank
5.37%, 02/28/07	76,544	76,544
American Express Centurion Bank
5.46%, 07/19/07	84,199	84,292
American Express Credit Corp.
5.43%, 07/05/07	22,963	22,977
ASIF Global Financing
5.17%, 05/03/07(4)	7,654	7,658
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	49,754	49,754
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	110,989	110,994
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	195,188	195,199
BMW US Capital LLC
5.37%, 07/13/07(4)	76,544	76,544
BNP Paribas
5.14%, 05/18/07(4)	141,607	141,607
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	55,877	55,877
CC USA Inc.

5.48%, 07/30/07(4)	38,272	38,278
Commodore CDO Ltd.
5.38%, 06/12/07(4)	19,136	19,136
Credit Agricole SA
5.48%, 07/23/07	76,544	76,544
Credit Suisse First Boston NY
5.51%, 04/24/07	38,272	38,274
Cullinan Finance Corp.
5.36%, 04/25/07(4)	19,136	19,136
DEPFA Bank PLC
5.37%, 06/15/07	76,544	76,544
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	88,026	88,032
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	76,544	76,544
Fifth Third Bancorp
5.38%, 06/22/07(4)	153,089	153,089
First Tennessee Bank N.A.
5.21%, 08/25/06	22,963	22,963
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	76,544	76,538
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	80,372	80,393
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	114,816	114,836
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	76,544	76,544
JP Morgan Chase & Co.
5.32%, 08/02/07	57,408	57,408
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	57,408	57,406
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	79,898	79,898
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	95,680	95,654
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	84,199	84,192
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	33,728	33,728
Marshall & Ilsley Bank
5.35%, 07/13/07	42,099	42,099
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	114,817	114,816
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	7,654	7,654
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	9,645	9,646
Mound Financing PLC
5.32%, 05/08/07(4)	71,952	71,952
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	76,544	76,540
National City Bank of Indiana
5.17%, 05/21/07	38,272	38,275
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	252,596	252,661
Newcastle Ltd.
5.42%, 04/24/07(4)	26,982	26,976
Northern Rock PLC
5.39%, 08/03/07(4)	91,853	91,856
Principal Life Global Funding I
5.81%, 02/08/07	34,445	34,529
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	57,408	57,405

Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	76,544	76,544
Strips III LLC
5.45%, 07/24/07(4)	19,136	19,136
SunTrust Bank
5.32%, 05/01/07	76,544	76,548
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	186,768	186,750
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	107,162	107,162
US Bank N.A.
5.33%, 09/29/06	34,445	34,443
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	116,475	116,475
Wachovia Bank N.A.
5.36%, 05/22/07	153,089	153,089
Wells Fargo & Co.
5.38%, 08/15/07(4)	38,272	38,275
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	57,408	57,407
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	248,769	248,717
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	25,852	25,852

		4,347,370

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,332,818)		9,332,818

TOTAL INVESTMENTS IN SECURITIES —101.20%
(Cost: $619,580,310)		712,443,685
Other Assets, Less Liabilities —(1.20)%		(8,471,192)

NET ASSETS —100.00%		$703,972,493

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.94%

ADVERTISING—0.02%
Getty Images Inc.(1)	561	$26,171

		26,171
AEROSPACE & DEFENSE—2.44%
Boeing Co. (The)	6,654	515,153
Northrop Grumman Corp.	1,520	100,609
Raytheon Co.	2,444	110,151
Rockwell Collins Inc.	35,008	1,868,377
United Technologies Corp.	222	13,806

		2,608,096
AIRLINES—0.58%
Southwest Airlines Co.	34,469	620,097

		620,097
APPAREL—1.83%
Nike Inc. Class B	24,716	1,952,564

		1,952,564
AUTO MANUFACTURERS—0.08%
Ford Motor Co.	12,541	83,648

		83,648
AUTO PARTS & EQUIPMENT—0.32%
Johnson Controls Inc.	4,417	339,049

		339,049
BANKS—9.21%
Bank of America Corp.	18,241	939,959
Comerica Inc.	2,959	173,249
First Horizon National Corp.	13,454	563,723
Northern Trust Corp.	7,356	420,028
State Street Corp.	8,710	523,123
Synovus Financial Corp.	31,174	880,977
TD Banknorth Inc.	32,482	941,978
UnionBanCal Corp.	2,482	153,363
Wells Fargo & Co.	72,618	5,253,186

		9,849,586
BEVERAGES—1.63%
Hansen Natural Corp.(1)	1,292	59,419
Molson Coors Brewing Co. Class B	11,048	789,380
PepsiCo Inc.	14,110	894,292

		1,743,091
BIOTECHNOLOGY—1.37%
Amgen Inc.(1)	11,651	812,541
Celgene Corp.(1)	974	46,645
Genentech Inc.(1)	6,997	565,498
Vertex Pharmaceuticals Inc.(1)	1,285	43,073

		1,467,757

BUILDING MATERIALS—0.01%
USG Corp.(1)	262	12,146

		12,146
CHEMICALS—3.76%
Air Products & Chemicals Inc.	7,752	495,585
Ecolab Inc.	51,319	2,210,309
Praxair Inc.	15,790	865,924
Rohm & Haas Co.	9,769	450,546

		4,022,364
COAL—0.13%
Peabody Energy Corp.	2,757	137,574

		137,574
COMMERCIAL SERVICES—0.34%
Block (H & R) Inc.	1,237	28,142
Convergys Corp.(1)	752	14,348
Manpower Inc.	3,182	189,265
Moody’s Corp.	707	38,800
ServiceMaster Co. (The)	1,009	10,383
United Rentals Inc.(1)	360	10,051
Weight Watchers International Inc.	1,748	69,937

		360,926
COMPUTERS—6.55%
Apple Computer Inc.(1)	2,962	201,298
Dell Inc.(1)	21,433	464,667
Hewlett-Packard Co.	39,897	1,273,113
International Business Machines Corp.	63,829	4,941,003
National Instruments Corp.	492	13,653
Sun Microsystems Inc.(1)	25,028	108,872

		7,002,606
COSMETICS & PERSONAL CARE—1.75%
Avon Products Inc.	5,912	171,389
Procter & Gamble Co.	30,320	1,703,984

		1,875,373
DISTRIBUTION & WHOLESALE—0.13%
Fastenal Co.	3,839	136,553

		136,553
DIVERSIFIED FINANCIAL SERVICES—7.36%
American Express Co.	75,151	3,912,361
Chicago Mercantile Exchange Holdings Inc.	353	162,804
Federal Home Loan Mortgage Corp.	30,905	1,788,163
Federal National Mortgage Association	24,886	1,192,288
Goldman Sachs Group Inc. (The)	2,057	314,207
SLM Corp.	9,932	499,580

		7,869,403
ELECTRIC—3.09%
Consolidated Edison Inc.	3,161	148,156
Mirant Corp.(1)	2,948	78,328
Northeast Utilities	1,112	24,909
Progress Energy Inc.	67,390	2,934,834
TXU Corp.	1,864	119,725

		3,305,952

ELECTRONICS—0.66%
Agilent Technologies Inc.(1)	24,434	694,903
Sanmina-SCI Corp.(1)	3,741	12,944

		707,847
FOOD—4.40%
General Mills Inc.	68,940	3,577,986
Sysco Corp.	3,078	84,953
Whole Foods Market Inc.	18,148	1,043,691

		4,706,630
FOREST PRODUCTS & PAPER—0.07%
International Paper Co.	2,316	79,508

		79,508
GAS—0.26%
KeySpan Corp.	6,890	277,460

		277,460
HAND & MACHINE TOOLS—0.03%
Lincoln Electric Holdings Inc.	568	32,592

		32,592
HEALTH CARE - PRODUCTS—6.75%
Baxter International Inc.	25,698	1,079,316
Johnson & Johnson	88,740	5,550,687
Medtronic Inc.	6,165	311,456
Zimmer Holdings Inc.(1)	4,458	281,924

		7,223,383
HEALTH CARE - SERVICES—0.67%
Aetna Inc.	3,496	110,089
LifePoint Hospitals Inc.(1)	1,213	40,866
Quest Diagnostics Inc.	6,763	406,592
UnitedHealth Group Inc.	1,129	54,000
WellPoint Inc.(1)	1,417	105,566

		717,113
HOME BUILDERS—0.06%
Horton (D.R.) Inc.	3,116	66,776

		66,776
HOME FURNISHINGS—0.39%
Whirlpool Corp.	5,352	413,121

		413,121
INSURANCE—4.06%
Ambac Financial Group Inc.	3,427	284,818
Cincinnati Financial Corp.	18,236	860,010
Hartford Financial Services Group Inc. (The)	3,798	322,222
Nationwide Financial Services Inc.	18,073	814,731
Principal Financial Group Inc.	4,719	254,826
Prudential Financial Inc.	5,613	441,406
St. Paul Travelers Companies Inc.	28,795	1,318,811
UNUMProvident Corp.	2,708	43,951

		4,340,775
INTERNET—1.37%
eBay Inc.(1)	8,285	199,420
Expedia Inc.(1)	1,316	17,634
Google Inc. Class A(1)	1,510	583,766
Liberty Media Holding Corp.-Liberty Interactive Group Series A(1)	5,650	93,056

Monster Worldwide Inc.(1)	405	16,200
NutriSystem Inc.(1)	1,290	68,267
Symantec Corp.(1)	28,155	489,052

		1,467,395
IRON & STEEL—0.70%
Allegheny Technologies Inc.	1,680	107,335
Carpenter Technology Corp.	387	38,081
Nucor Corp.	6,356	337,949
Reliance Steel & Aluminum Co.	1,990	71,341
Steel Dynamics Inc.	983	57,034
United States Steel Corp.	2,226	140,394

		752,134
LEISURE TIME—0.02%
Sabre Holdings Corp.	989	20,472

		20,472
LODGING—0.34%
Harrah’s Entertainment Inc.	4,177	251,079
Las Vegas Sands Corp.(1)	265	16,438
Marriott International Inc. Class A	263	9,252
Wynn Resorts Ltd.(1)	1,392	89,102

		365,871
MACHINERY—1.14%
Cummins Inc.	3,802	444,834
Deere & Co.	6,815	494,565
Graco Inc.	6,012	236,211
Terex Corp.(1)	956	42,867

		1,218,477
MANUFACTURING—2.80%
Eastman Kodak Co.	41,627	926,201
3M Co.	29,331	2,064,902

		2,991,103
MEDIA—2.95%
Cablevision Systems Corp.	1,221	27,167
Comcast Corp. Class A(1)	3,083	105,994
Liberty Global Inc. Class A(1)	3,609	78,857
McGraw-Hill Companies Inc. (The)	13,622	766,919
New York Times Co. Class A	14,425	319,802
Sirius Satellite Radio Inc.(1)	17,074	71,711
Univision Communications Inc. Class A(1)	16,774	560,252
Washington Post Co. (The) Class B	1,584	1,221,264

		3,151,966
METAL FABRICATE & HARDWARE—0.38%
Commercial Metals Co.	5,651	128,221
Timken Co. (The)	8,756	281,943

		410,164
MINING—0.11%
Alcoa Inc.	3,333	99,823
Newmont Mining Corp.	362	18,545

		118,368
OIL & GAS—5.29%
Apache Corp.	8,470	596,881
Cheniere Energy Inc.(1)	616	21,554
Chesapeake Energy Corp.	11,329	372,724
Chevron Corp.	10,438	686,612

Denbury Resources Inc.(1)	3,942	136,669
Devon Energy Corp.	6,346	410,205
ENSCO International Inc.	1,084	50,102
EOG Resources Inc.	3,424	253,890
Hess Corp.	1,476	78,080
Marathon Oil Corp.	3,459	313,524
Newfield Exploration Co.(1)	5,744	266,407
Noble Energy Inc.	7,564	382,814
Occidental Petroleum Corp.	2,322	250,195
Pioneer Natural Resources Co.	7,476	339,037
Pride International Inc.(1)	1,738	51,914
Quicksilver Resources Inc.(1)	4,264	150,775
Range Resources Corp.	7,489	210,516
Southwestern Energy Co.(1)	3,936	135,398
Sunoco Inc.	1,159	80,597
Unit Corp.(1)	4,987	292,438
Valero Energy Corp.	6,575	443,352
XTO Energy Inc.	2,804	131,760

		5,655,444
OIL & GAS SERVICES—0.91%
Baker Hughes Inc.	4,401	351,860
Global Industries Ltd.(1)	654	10,909
Halliburton Co.	289	9,641
Helix Energy Solutions Group Inc.(1)	867	33,804
Oceaneering International Inc.(1)	1,508	65,930
Smith International Inc.	9,557	425,955
Superior Energy Services Inc.(1)	2,009	68,808
Tidewater Inc.	179	8,540

		975,447
PHARMACEUTICALS—4.74%
Amylin Pharmaceuticals Inc.(1)	1,977	96,478
Bristol-Myers Squibb Co.	87,676	2,101,594
Express Scripts Inc.(1)	1,430	110,153
Medco Health Solutions Inc.(1)	483	28,656
Merck & Co. Inc.	33,047	1,330,803
Omnicare Inc.	367	16,610
Pfizer Inc.	53,345	1,386,437

		5,070,731
REAL ESTATE—0.03%
Jones Lang LaSalle Inc.	376	30,719

		30,719
REAL ESTATE INVESTMENT TRUSTS—0.35%
Duke Realty Corp.	1,045	38,937
General Growth Properties Inc.	2,930	133,725
HRPT Properties Trust	1,641	19,282
ProLogis	3,205	177,397

		369,341
RETAIL—4.43%
Bed Bath & Beyond Inc.(1)	276	9,240
Best Buy Co. Inc.	253	11,471
Darden Restaurants Inc.	5,677	191,883
Dollar General Corp.	601	8,065
Gap Inc. (The)	87,362	1,515,731
McDonald’s Corp.	3,041	107,621
Nordstrom Inc.	5,402	185,289
Office Depot Inc.(1)	14,168	510,756
PetSmart Inc.	501	11,804
Staples Inc.	45,856	991,407

Starbucks Corp.(1)	22,669	776,640
Walgreen Co.	8,541	399,548
Wendy’s International Inc.	230	13,837

		4,733,292
SAVINGS & LOANS—0.99%
Golden West Financial Corp.	514	37,861
Sovereign Bancorp Inc.	31,472	649,582
Washington Mutual Inc.	8,424	376,553

		1,063,996
SEMICONDUCTORS—4.65%
Advanced Micro Devices Inc.(1)	12,434	241,095
Applied Materials Inc.	29,868	470,122
Atmel Corp.(1)	2,352	11,266
Intel Corp.	104,459	1,880,262
Lam Research Corp.(1)	5,437	226,125
LSI Logic Corp.(1)	3,054	25,043
Micron Technology Inc.(1)	4,572	71,277
Rambus Inc.(1)	451	7,951
Texas Instruments Inc.	65,934	1,963,515
Xilinx Inc.	3,816	77,427

		4,974,083
SOFTWARE—4.89%
Adobe Systems Inc.(1)	15,086	430,102
BEA Systems Inc.(1)	32,018	375,891
Compuware Corp.(1)	3,486	24,367
Microsoft Corp.	164,256	3,947,072
Novell Inc.(1)	10,672	69,261
Red Hat Inc.(1)	2,135	50,557
Salesforce.com Inc.(1)	8,067	207,322
Total System Services Inc.	5,687	119,541

		5,224,113
TELECOMMUNICATIONS—5.00%
American Tower Corp. Class A(1)	5,893	199,183
BellSouth Corp.	4,918	192,638
CIENA Corp.(1)	6,029	21,885
Cisco Systems Inc.(1)	82,821	1,478,355
Corning Inc.(1)	14,854	283,266
Crown Castle International Corp.(1)	3,521	124,045
JDS Uniphase Corp.(1)	9,382	19,984
Juniper Networks Inc.(1)	517	6,954
Leap Wireless International Inc.(1)	539	24,093
Level 3 Communications Inc.(1)	3,430	13,411
Lucent Technologies Inc.(1)	50,403	107,358
Motorola Inc.	45,358	1,032,348
NII Holdings Inc. Class B(1)	589	31,087
QUALCOMM Inc.	12,323	434,509
Telephone & Data Systems Inc.	8,099	330,925
Tellabs Inc.(1)	27,878	262,053
United States Cellular Corp.(1)	5,046	303,517
Verizon Communications Inc.	14,130	477,877

		5,343,488
TRANSPORTATION—0.90%
Ryder System Inc.	3,196	161,078
United Parcel Service Inc. Class B	11,683	805,076

		966,154
TOTAL COMMON STOCKS

(Cost: $104,013,243)		106,880,919
SHORT-TERM INVESTMENTS—0.06%
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(2)(3)	57,271	57,271

		57,271

TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,271)		57,271

TOTAL INVESTMENTS IN SECURITIES —100.00%
(Cost: $104,070,514)		106,938,190
Other Assets, Less Liabilities —0.00%		4,508

NET ASSETS —100.00%		$106,942,698

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—100.12%

ADVERTISING—0.40%
Omnicom Group Inc.	4,307	$381,213

		381,213
AEROSPACE & DEFENSE—3.97%
General Dynamics Corp.	8,398	562,834
Lockheed Martin Corp.	8,766	698,475
Northrop Grumman Corp.	8,074	534,418
Raytheon Co.	11,281	508,435
United Technologies Corp.	23,374	1,453,629

		3,757,791
AGRICULTURE—0.70%
Archer-Daniels-Midland Co.	15,007	660,308

		660,308
AUTO MANUFACTURERS—0.36%
PACCAR Inc.	4,215	340,361

		340,361
AUTO PARTS & EQUIPMENT—0.40%
Johnson Controls Inc.	4,905	376,508

		376,508
BANKS—5.30%
M&T Bank Corp.	2,033	247,863
Marshall & Ilsley Corp.	5,503	258,476
Mellon Financial Corp.	10,444	365,540
North Fork Bancorp Inc.	10,963	310,582
Northern Trust Corp.	4,918	280,818
State Street Corp.	8,405	504,804
Wells Fargo & Co.	42,034	3,040,740

		5,008,823
BEVERAGES—2.59%
Coca-Cola Co. (The)	54,983	2,446,743

		2,446,743
BUILDING MATERIALS—0.28%
Masco Corp.	10,033	268,182

		268,182
CHEMICALS—1.32%
Air Products & Chemicals Inc.	5,248	335,505
Du Pont (E.I.) de Nemours and Co.	23,092	915,829

		1,251,334
COMMERCIAL SERVICES—1.23%
Accenture Ltd.	14,380	420,759
Cendant Corp.	25,262	379,183
McKesson Corp.	7,270	366,335

		1,166,277

COMPUTERS—5.96%
Hewlett-Packard Co.	70,056	2,235,487
International Business Machines Corp.	38,963	3,016,126
Sun Microsystems Inc.(1)	88,333	384,248

		5,635,861
COSMETICS & PERSONAL CARE—6.08%
Avon Products Inc.	11,379	329,877
Colgate-Palmolive Co.	12,992	770,685
Procter & Gamble Co.	82,676	4,646,391

		5,746,953
DIVERSIFIED FINANCIAL SERVICES—5.73%
American Express Co.	27,780	1,446,227
Goldman Sachs Group Inc. (The)	9,273	1,416,451
Lehman Brothers Holdings Inc.	13,564	880,982
Merrill Lynch & Co. Inc.	23,051	1,678,574

		5,422,234
ELECTRIC—1.03%
Exelon Corp.	16,833	974,631

		974,631
ELECTRICAL COMPONENTS & EQUIPMENT—0.86%
Emerson Electric Co.	10,304	813,192

		813,192
ENVIRONMENTAL CONTROL—0.50%
Waste Management Inc.	13,787	473,997

		473,997
FOOD—1.26%
Campbell Soup Co.	6,455	236,769
Hershey Co. (The)	4,178	229,665
Kellogg Co.	6,236	300,388
Sysco Corp.	15,493	427,607

		1,194,429
GAS—0.29%
Sempra Energy	5,780	278,943

		278,943
HEALTH CARE-PRODUCTS—5.68%
Baxter International Inc.	16,488	692,496
Johnson & Johnson	74,742	4,675,112

		5,367,608
HEALTH CARE-SERVICES—0.99%
Aetna Inc.	14,446	454,904
HCA Inc.	9,776	480,588

		935,492
HOUSEHOLD PRODUCTS & WARES—0.28%
Fortune Brands Inc.	3,685	267,236

		267,236
INSURANCE—6.57%
AFLAC Inc.	12,693	560,269
American International Group Inc.	57,286	3,475,542
Marsh & McLennan Companies Inc.	13,871	374,933
Principal Financial Group Inc.	7,073	381,942
Progressive Corp. (The)	18,631	450,684
Prudential Financial Inc.	12,345	970,811

		6,214,181

LEISURE TIME—0.41%
Harley-Davidson Inc.	6,786	386,802

		386,802
MACHINERY—1.26%
Caterpillar Inc.	16,862	1,195,010

		1,195,010
MANUFACTURING—14.19%
Cooper Industries Ltd.	2,604	224,361
Eaton Corp.	3,798	243,452
General Electric Co.	261,465	8,547,291
Honeywell International Inc.	19,124	740,099
Illinois Tool Works Inc.	12,303	562,616
Ingersoll-Rand Co. Class A	8,237	294,885
Textron Inc.	2,777	249,680
3M Co.	17,425	1,226,720
Tyco International Ltd.	50,905	1,328,111

		13,417,215
MEDIA—3.43%
Clear Channel Communications Inc.	11,806	341,784
News Corp. Class A	46,648	897,507
News Corp. Class B	13,168	264,940
Time Warner Inc.	105,166	1,735,239

		3,239,470
MINING—0.69%
Alcoa Inc.	21,853	654,497

		654,497
OFFICE & BUSINESS EQUIPMENT—0.35%
Xerox Corp.(1)	23,199	326,874

		326,874
OIL & GAS—1.51%
Anadarko Petroleum Corp.	11,463	524,318
Apache Corp.	8,286	583,914
Chesapeake Energy Corp.	9,651	317,518

		1,425,750
PHARMACEUTICALS—5.87%
Abbott Laboratories	38,709	1,849,129
Cardinal Health Inc.	10,452	700,284
Lilly (Eli) & Co.	24,311	1,380,135
Wyeth	33,557	1,626,508

		5,556,056
PIPELINES—0.30%
Kinder Morgan Inc.	2,747	280,194

		280,194
REAL ESTATE INVESTMENT TRUSTS—1.24%
Equity Office Properties Trust	9,272	351,501
Equity Residential	7,353	341,988
Simon Property Group Inc.	5,578	477,086

		1,170,575

RETAIL—8.29%
Costco Wholesale Corp.	11,922	629,005
Federated Department Stores Inc.	13,899	487,994
Home Depot Inc.	52,057	1,806,898
McDonald’s Corp.	31,285	1,107,176
Penney (J.C.) Co. Inc.	5,160	324,874
TJX Companies Inc.	11,566	281,863
Wal-Mart Stores Inc.	64,890	2,887,605
Yum! Brands Inc.	6,900	310,500

		7,835,915
SAVINGS & LOANS—0.60%
Golden West Financial Corp.	7,665	564,604

		564,604
SEMICONDUCTORS—0.31%
Freescale Semiconductor Inc. Class A(1)	3,510	100,491
Freescale Semiconductor Inc. Class B(1)	6,813	194,307

		294,798
SOFTWARE—5.80%
Microsoft Corp.	228,126	5,481,868

		5,481,868
TELECOMMUNICATIONS—3.01%
Motorola Inc.	62,586	1,424,457
Sprint Nextel Corp.	71,697	1,419,601

		2,844,058
TRANSPORTATION—1.08%
Norfolk Southern Corp.	10,313	447,790
Union Pacific Corp.	6,760	574,600

		1,022,390
TOTAL COMMON STOCKS

(Cost: $94,403,950)		94,678,373
SHORT-TERM INVESTMENTS—0.15%
MONEY MARKET FUNDS—0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(2)(3)	136,402	136,402

		136,402

TOTAL SHORT-TERM INVESTMENTS

(Cost: $136,402)		136,402

TOTAL INVESTMENTS IN SECURITIES—100.27%		94,814,775

Security	Shares	Value

SHORT POSITIONS—(0.35)%

COMMON STOCKS—(0.35)%
Realogy Corp.(4)	(6,315)	(159,706)
Wyndham Worldwide(4)	(5,052)	(168,990)

		(328,696)

TOTAL SHORT POSITIONS
(Proceeds: $328,657)		(328,696)

Other Assets, Less Liabilities —0.08%	75,027

NET ASSETS —100.00%	$94,561,106

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.
(4)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.91%

AEROSPACE & DEFENSE—1.88%
Boeing Co. (The)	47,414	$3,670,792

		3,670,792
AGRICULTURE—0.78%
Monsanto Co.	35,598	1,530,358

		1,530,358
AIRLINES—0.49%
Southwest Airlines Co.	52,860	950,951

		950,951
APPAREL—0.85%
Coach Inc.(1)	25,158	722,286
Nike Inc. Class B	12,009	948,711

		1,670,997
BEVERAGES—3.54%
PepsiCo Inc.	109,281	6,926,230

		6,926,230
BIOTECHNOLOGY—5.66%
Amgen Inc.(1)	77,637	5,414,404
Biogen Idec Inc.(1)	22,508	948,037
Celgene Corp.(1)	22,581	1,081,404
Genentech Inc.(1)	30,505	2,465,414
Genzyme Corp.(1)	16,989	1,160,009

		11,069,268
CHEMICALS—0.60%
Praxair Inc.	21,373	1,172,095

		1,172,095
COAL—0.44%
Peabody Energy Corp.	17,407	868,609

		868,609
COMMERCIAL SERVICES—0.84%
Moody’s Corp.	16,293	894,160
Paychex Inc.	22,172	757,839

		1,651,999
COMPUTERS—5.72%
Apple Computer Inc.(1)	55,832	3,794,343
Dell Inc.(1)	132,180	2,865,662
Electronic Data Systems Corp.	34,266	818,957
EMC Corp.(1)	155,681	1,580,162
Network Appliance Inc.(1)	24,610	730,671
SanDisk Corp.(1)	12,792	596,875
Seagate Technology	34,583	802,326

		11,188,996

DIVERSIFIED FINANCIAL SERVICES—2.83%
Chicago Mercantile Exchange Holdings Inc.	2,100	968,520
Franklin Resources Inc.	11,561	1,057,253
Legg Mason Inc.	8,386	699,979
Schwab (Charles) Corp. (The)	69,589	1,105,073
SLM Corp.	27,163	1,366,299
TD Ameritrade Holding Corp.	21,116	345,880

		5,543,004
ELECTRIC—0.44%
AES Corp. (The)(1)	43,161	857,178

		857,178
ELECTRONICS—0.41%
Agilent Technologies Inc.(1)	28,498	810,483

		810,483
ENTERTAINMENT—0.44%
International Game Technology Inc.	22,089	853,961

		853,961
FOOD—0.27%
Wrigley (William Jr.) Co.	11,370	521,428

		521,428
HEALTH CARE-PRODUCTS—5.05%
Alcon Inc.	5,184	572,417
Becton, Dickinson & Co.	15,300	1,008,576
Boston Scientific Corp.(1)	89,676	1,525,389
Medtronic Inc.	79,570	4,019,876
St. Jude Medical Inc.(1)	24,119	889,991
Stryker Corp.	18,370	836,019
Zimmer Holdings Inc.(1)	16,244	1,027,271

		9,879,539
HEALTH CARE-SERVICES—4.08%
Quest Diagnostics Inc.	10,059	604,747
UnitedHealth Group Inc.	88,640	4,239,651
WellPoint Inc.(1)	41,957	3,125,797

		7,970,195
INTERNET—6.12%
Amazon.com Inc.(1)	19,896	535,003
eBay Inc.(1)	69,456	1,671,806
Google Inc. Class A(1)	14,153	5,471,550
Liberty Media Holding Corp.-Liberty Interactive Group Series A(1)	44,080	725,998
Symantec Corp.(1)	68,638	1,192,242
Yahoo! Inc.(1)	87,534	2,375,673

		11,972,272
LEISURE TIME—0.56%
Carnival Corp.	28,127	1,095,828

		1,095,828
LODGING—1.55%
Harrah’s Entertainment Inc.	12,062	725,047
Las Vegas Sands Corp.(1)	6,912	428,751
Marriott International Inc. Class A	23,793	837,038
MGM Mirage(1)	8,063	286,559
Starwood Hotels & Resorts Worldwide Inc.	14,180	745,584

		3,022,979

MACHINERY—0.33%
Rockwell Automation Inc.	10,526	652,402

		652,402
MANUFACTURING—0.53%
Danaher Corp.	15,865	1,034,398

		1,034,398
MEDIA—6.52%
Comcast Corp. Class A(1)	82,820	2,847,352
Comcast Corp. Class A Special(1)	49,406	1,693,638
DIRECTV Group Inc. (The)(1)	55,541	946,974
EchoStar Communications Corp.(1)	13,558	475,208
McGraw-Hill Companies Inc. (The)	23,521	1,324,232
Viacom Inc. Class A(1)	1,185	41,297
Viacom Inc. Class B(1)	40,444	1,409,473
Walt Disney Co. (The)	135,417	4,020,531

		12,758,705
MINING—1.06%
Freeport-McMoRan Copper & Gold Inc.	12,425	677,908
Newmont Mining Corp.	27,304	1,398,784

		2,076,692
OIL & GAS—3.01%
Diamond Offshore Drilling Inc.	4,079	321,956
EOG Resources Inc.	15,895	1,178,614
GlobalSantaFe Corp.	16,001	878,935
Nabors Industries Ltd.(1)	20,406	720,740
Transocean Inc.(1)	21,479	1,658,823
XTO Energy Inc.	23,932	1,124,565

		5,883,633
OIL & GAS SERVICES—6.05%
Baker Hughes Inc.	22,492	1,798,235
BJ Services Co.	21,208	769,214
Halliburton Co.	67,478	2,251,066
National Oilwell Varco Inc.(1)	11,361	761,641
Schlumberger Ltd.	77,582	5,186,357
Weatherford International Ltd.(1)	22,821	1,068,936

		11,835,449
PHARMACEUTICALS—4.75%
Allergan Inc.	9,958	1,073,970
Caremark Rx Inc.	29,590	1,562,352
Express Scripts Inc.(1)	8,099	623,866
Forest Laboratories Inc.(1)	21,439	992,840
Gilead Sciences Inc.(1)	30,438	1,871,328
Medco Health Solutions Inc.(1)	19,807	1,175,149
Schering-Plough Corp.	97,050	1,983,702

		9,283,207
PIPELINES—0.49%
Williams Companies Inc.	39,136	949,048

		949,048
REAL ESTATE INVESTMENT TRUSTS—1.26%
General Growth Properties Inc.	14,913	680,629
ProLogis	15,921	881,227
Vornado Realty Trust	8,633	902,580

		2,464,436

RETAIL—8.46%
Bed Bath & Beyond Inc.(1)	18,583	622,159
Best Buy Co. Inc.	26,151	1,185,686
CVS Corp.	53,242	1,742,078
Kohl’s Corp.(1)	20,225	1,145,342
Lowe’s Companies Inc.	102,097	2,894,450
Office Depot Inc.(1)	18,899	681,309
Staples Inc.	48,122	1,040,398
Starbucks Corp.(1)	50,562	1,732,254
Target Corp.	51,933	2,384,763
Walgreen Co.	66,586	3,114,893

		16,543,332
SEMICONDUCTORS—8.33%
Advanced Micro Devices Inc.(1)	31,769	616,001
Analog Devices Inc.	24,135	780,285
Applied Materials Inc.	104,424	1,643,634
Broadcom Corp. Class A(1)	30,627	734,742
Intel Corp.	382,748	6,889,464
Linear Technology Corp.	20,203	653,567
Marvell Technology Group Ltd.(1)	30,294	561,954
Maxim Integrated Products Inc.	21,103	620,006
Micron Technology Inc.(1)	47,477	740,166
Texas Instruments Inc.	102,567	3,054,445

		16,294,264
SOFTWARE—5.35%
Adobe Systems Inc.(1)	39,557	1,127,770
Automatic Data Processing Inc.	37,893	1,658,198
CA Inc.	30,757	644,667
Electronic Arts Inc.(1)	19,971	940,834
First Data Corp.	50,269	2,053,489
Oracle Corp.(1)	269,480	4,034,116

		10,459,074
TELECOMMUNICATIONS—7.41%
American Tower Corp. Class A(1)	27,659	934,874
Cisco Systems Inc.(1)	404,660	7,223,181
Corning Inc.(1)	101,783	1,941,002
Juniper Networks Inc.(1)	37,111	499,143
QUALCOMM Inc.	110,246	3,887,274

		14,485,474
TRANSPORTATION—3.81%
Burlington Northern Santa Fe Corp.	23,977	1,652,255
CSX Corp.	14,422	875,127
FedEx Corp.	18,749	1,963,208
United Parcel Service Inc. Class B	43,054	2,966,851

		7,457,441

TOTAL COMMON STOCKS
(Cost: $203,974,675)		195,404,717
SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(2)(3)	201,837	201,837

		201,837

TOTAL SHORT-TERM INVESTMENTS
(Cost: $201,837)	201,837

TOTAL INVESTMENTS IN SECURITIES —100.01%
(Cost: $204,176,512)	195,606,554
Other Assets, Less Liabilities —(0.01)%	(23,755)

NET ASSETS —100.00%	$195,582,799

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.74%

AGRICULTURE—4.66%
Altria Group Inc.	129,830	$10,382,505
Reynolds American Inc.	5,377	681,696

		11,064,201
AUTO MANUFACTURERS—0.67%
Ford Motor Co.	111,788	745,626
General Motors Corp.(1)	26,543	855,481

		1,601,107
BANKS—14.43%
Bank of America Corp.	286,086	14,742,012
Bank of New York Co. Inc. (The)	47,801	1,606,592
BB&T Corp.	34,555	1,450,964
Fifth Third Bancorp	29,572	1,127,876
KeyCorp	25,593	944,382
National City Corp.	35,640	1,283,040
PNC Financial Services Group	18,533	1,312,878
Regions Financial Corp.	28,656	1,039,926
SunTrust Banks Inc.	22,569	1,780,017
U.S. Bancorp	111,595	3,571,040
Wachovia Corp.	100,774	5,404,510

		34,263,237
BEVERAGES—0.93%
Anheuser-Busch Companies Inc.	46,013	2,215,526

		2,215,526
CHEMICALS—1.33%
Dow Chemical Co. (The)	60,434	2,089,808
PPG Industries Inc.	10,400	640,016
Rohm & Haas Co.	9,031	416,510

		3,146,334
DIVERSIFIED FINANCIAL SERVICES—16.40%
Ameriprise Financial Inc.	13,599	606,515
Bear Stearns Companies Inc. (The)	7,132	1,011,817
Capital One Financial Corp.	18,829	1,456,423
Citigroup Inc.	311,651	15,055,860
Countrywide Financial Corp.	38,113	1,365,589
Federal Home Loan Mortgage Corp.	43,256	2,502,792
Federal National Mortgage Association	60,648	2,905,646
JP Morgan Chase & Co.	217,808	9,936,401
Morgan Stanley	61,373	4,081,304

		38,922,347
ELECTRIC—7.23%
Ameren Corp.	12,838	661,157
American Electric Power Co. Inc.	24,742	893,681
Consolidated Edison Inc.	15,428	723,110

Dominion Resources Inc.	21,706	1,703,487
Duke Energy Corp.	77,301	2,343,766
Edison International	18,804	778,110
Entergy Corp.	13,037	1,005,153
FirstEnergy Corp.	20,726	1,160,656
FPL Group Inc.	23,367	1,008,052
PG&E Corp.	21,703	904,581
PPL Corp.	23,885	812,568
Progress Energy Inc.(1)	15,816	688,787
Public Service Enterprise Group Inc.	15,791	1,064,787
Southern Co. (The)	46,687	1,577,087
TXU Corp.	28,556	1,834,152

		17,159,134
FOOD—2.40%
ConAgra Foods Inc.	32,613	701,179
General Mills Inc.	22,156	1,149,896
Heinz (H.J.) Co.	20,088	843,093
Kraft Foods Inc.	13,434	435,262
Kroger Co.	42,445	973,264
Safeway Inc.	28,045	787,504
Sara Lee Corp.	47,761	807,161

		5,697,359
FOREST PRODUCTS & PAPER—0.83%
International Paper Co.	30,636	1,051,734
Weyerhaeuser Co.	15,480	908,057

		1,959,791
HOUSEHOLD PRODUCTS & WARES—0.74%
Kimberly-Clark Corp.	28,944	1,767,031

		1,767,031
INSURANCE—6.24%
ACE Ltd.	20,440	1,053,273
Allstate Corp. (The)	40,183	2,283,198
AON Corp.	17,735	607,069
Chubb Corp.	25,898	1,305,777
CIGNA Corp.	7,509	685,196
Genworth Financial Inc. Class A	28,472	976,590
Hartford Financial Services Group Inc. (The)	18,866	1,600,591
Lincoln National Corp.	17,660	1,000,969
Loews Corp.	29,503	1,093,381
MetLife Inc.	28,877	1,501,604
St. Paul Travelers Companies Inc.	43,329	1,984,468
XL Capital Ltd. Class A	11,286	718,918

		14,811,034
IRON & STEEL—0.40%
Nucor Corp.	17,749	943,714

		943,714
MACHINERY—0.45%
Deere & Co.	14,752	1,070,553

		1,070,553
MEDIA—0.82%
CBS Corp. Class A	1,175	32,172
CBS Corp. Class B	41,548	1,139,662
Gannett Co. Inc.	14,791	770,907

		1,942,741

MINING—0.47%
Phelps Dodge Corp.	12,698	1,109,043

		1,109,043
OIL & GAS—22.56%
Chevron Corp.	141,225	9,289,781
ConocoPhillips	96,582	6,629,388
Devon Energy Corp.	26,347	1,703,070
Exxon Mobil Corp.	382,833	25,933,107
Hess Corp.	15,882	840,158
Kerr-McGee Corp.	14,278	1,002,316
Marathon Oil Corp.	22,895	2,075,203
Occidental Petroleum Corp.	26,712	2,878,218
Sunoco Inc.	8,373	582,258
Valero Energy Corp.	38,808	2,616,823

		53,550,322
PHARMACEUTICALS—8.61%
Bristol-Myers Squibb Co.	122,492	2,936,133
Merck & Co. Inc.	138,200	5,565,314
Pfizer Inc.	459,300	11,937,207

		20,438,654
RETAIL—0.64%
Gap Inc. (The)	38,185	662,510
Sears Holdings Corp.(2)	6,197	850,538

		1,513,048
SAVINGS & LOANS—1.17%
Washington Mutual Inc.	62,139	2,777,613

		2,777,613
TELECOMMUNICATIONS—8.76%
Alltel Corp.	24,343	1,343,003
AT&T Inc.	246,118	7,381,079
BellSouth Corp.	114,811	4,497,147
Lucent Technologies Inc.(2)	279,495	595,324
Qwest Communications International Inc.(2)	96,790	773,352
Verizon Communications Inc.	183,586	6,208,879

		20,798,784

TOTAL COMMON STOCKS
(Cost: $220,925,577)		236,751,573

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.35%

CERTIFICATES OF DEPOSIT(3)—0.01%
Credit Suisse First Boston NY
5.28%, 04/23/07	$460	460
Societe Generale
5.33%, 12/08/06	4,602	4,602
Washington Mutual Bank
5.28%, 08/07/06	2,301	2,301
Wells Fargo Bank N.A.
4.78%, 12/05/06	3,681	3,681

		11,044

COMMERCIAL PAPER(3)—0.03%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	1,343	1,317
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	4,602	4,602
ASAP Funding Ltd.
5.21%, 08/08/06(4)	2,209	2,207
Barton Capital Corp.
5.29%, 08/01/06(4)	4,399	4,399
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	2,335	2,335
CC USA Inc.
5.03%, 10/24/06(4)	920	910
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	3,395	3,330
Five Finance Inc.
5.19%, 12/01/06(4)	2,071	2,034
General Electric Capital Corp.
5.26%, 08/02/06	4,602	4,601
General Electric Capital Services Inc.
5.22%, 12/11/06	460	451
General Electric Co.
5.26%, 08/02/06	4,602	4,601
Giro Funding Corp.
5.32%, 08/09/06(4)	1,381	1,379
Govco Inc.
5.22%, 08/03/06(4)	4,602	4,601
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	1,565	1,547
Landale Funding LLC
5.30%, 08/15/06(4)	5,062	5,052
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	2,514	2,475
Lockhart Funding LLC
5.28%, 08/04/06(4)	1,196	1,196
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	11,505	11,499
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	11,030	11,020
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	7,296	7,296
Tulip Funding Corp.
5.30%, 08/01/06(4)	2,301	2,301
White Pine Finance LLC
5.12%, 10/27/06(4)	870	859

		80,012
MEDIUM-TERM NOTES(3)—0.01%
Bank of America N.A.
5.28%, 04/20/07	1,150	1,150
Cullinan Finance Corp.
5.71%, 06/28/07(4)	3,451	3,451
K2 USA LLC
5.39%, 06/04/07(4)	3,451	3,451
Marshall & Ilsley Bank
5.18%, 12/15/06	4,602	4,608
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	5,384	5,385
US Bank N.A.
2.85%, 11/15/06	920	915

		18,960

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27% (5)(6)	295,883	295,883

		295,883
REPURCHASE AGREEMENTS(3)—0.06%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $9,205 (collateralized by non-U.S. Government debt securities, value $9,496, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$9,204	9,204
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $18,410 (collateralized by non-U.S. Government debt securities, value $18,808, 5.00% to 5.50%, 2/1/34 to 7/1/34).	18,407	18,407
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $6,904 (collateralized by non-U.S. Government debt securities, value $7,606, 0.20% to 6.43%, 9/25/20 to 6/23/46).	6,903	6,903
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $20,712 (collateralized by non-U.S. Government debt securities, value $21,781, 4.92% to 5.93%, 10/25/33 to 10/25/35).	20,709	20,709
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $2,761 (collateralized by non-U.S. Government debt securities, value $3,117, 0.00% to 10.00%, 9/10/34 to 5/9/36).	2,761	2,761
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $9,205 (collateralized by non-U.S. Government debt securities, value $9,404, 3.00% to 8.57%, 10/15/06 to 2/15/38).	9,204	9,204
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $4,603 (collateralized by U.S. Government obligations, value $4,702, 4.81% to 5.82%, 1/1/33 to 7/1/36).	4,602	4,602
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $4,603 (collateralized by non-U.S. Government debt securities, value $4,840, 5.97% to 9.01%, 10/27/10 to 3/25/37).	4,602	4,602
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $3,913 (collateralized by non-U.S. Government debt securities, value $4,114, 0.00% to 10.00%, 8/1/06 to 7/31/36).	3,912	3,912
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $13,808 (collateralized by non-U.S. Government debt securities, value $14,429, 0.66% to 9.61%, 2/22/11 to 7/25/46).	13,806	13,806
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $5,753 (collateralized by non-U.S. Government debt securities, value $5,945, 0.00% to 10.13%, 10/15/06 to 10/1/25).	5,752	5,752

Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $23,012 (collateralized by U.S. Government obligations, value $23,619, 4.48% to 6.50%, 6/1/20 to 7/1/36).	23,009	23,009
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $4,603 (collateralized by non-U.S. Government debt securities, value $4,938, 3.22% to 7.30%, 5/15/07 to 10/25/45).	4,602	4,602
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $1,611 (collateralized by non-U.S. Government debt securities, value $1,662, 0.00% to 10.00%, 8/1/06 to 7/31/36).	1,611	1,611
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $3,373 (collateralized by non-U.S. Government debt securities, value $3,411, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	3,221	3,221
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $9,205 (collateralized by non-U.S. Government debt securities, value $9,667, 0.00% to 6.16%, 10/10/06 to 5/15/44).	9,204	9,204

		141,509
TIME DEPOSITS(3)—0.01%
Deutsche Bank AG
5.31%, 08/01/06	1,840	1,840
Rabobank Nederland NV
5.29%, 08/01/06	11,505	11,505
Societe Generale
5.29%, 08/01/06	6,903	6,903
Wells Fargo Bank N.A.
5.30%, 08/01/06	6,903	6,903

		27,151
VARIABLE & FLOATING RATE NOTES(3)—0.11%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	11,781	11,782
American Express Bank
5.37%, 02/28/07	4,602	4,602
American Express Centurion Bank
5.46%, 07/19/07	5,062	5,068
American Express Credit Corp.
5.43%, 07/05/07	1,381	1,381
ASIF Global Financing
5.17%, 05/03/07(4)	460	460
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	2,991	2,991
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	6,673	6,673
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	11,735	11,735
BMW US Capital LLC
5.37%, 07/13/07(4)	4,602	4,602
BNP Paribas
5.14%, 05/18/07(4)	8,513	8,513
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	3,359	3,359

CC USA Inc.
5.48%, 07/30/07(4)	2,301	2,301
Commodore CDO Ltd.
5.38%, 06/12/07(4)	1,150	1,150
Credit Agricole SA
5.48%, 07/23/07	4,602	4,602
Credit Suisse First Boston NY
5.51%, 04/24/07	2,301	2,301
Cullinan Finance Corp.
5.36%, 04/25/07(4)	1,150	1,150
DEPFA Bank PLC
5.37%, 06/15/07	4,602	4,602
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	5,292	5,293
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	4,602	4,602
Fifth Third Bancorp
5.38%, 06/22/07(4)	9,204	9,204
First Tennessee Bank N.A.
5.21%, 08/25/06	1,381	1,381
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	4,602	4,601
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	4,832	4,833
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	6,903	6,904
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	4,602	4,602
JP Morgan Chase & Co.
5.32%, 08/02/07	3,451	3,451
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	3,451	3,452
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	4,803	4,803
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	5,752	5,751
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	5,062	5,062
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	2,028	2,028
Marshall & Ilsley Bank
5.35%, 07/13/07	2,531	2,531
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	6,903	6,903
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	460	460
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	580	580
Mound Financing PLC
5.32%, 05/08/07(4)	4,326	4,326
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	4,602	4,601
National City Bank of Indiana
5.17%, 05/21/07	2,301	2,301
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	15,186	15,191
Newcastle Ltd.
5.42%, 04/24/07(4)	1,622	1,622
Northern Rock PLC
5.39%, 08/03/07(4)	5,522	5,522
Principal Life Global Funding I
5.81%, 02/08/07	2,071	2,076
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	3,451	3,452

Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	4,602	4,602
Strips III LLC
5.45%, 07/24/07(4)	1,150	1,150
SunTrust Bank
5.32%, 05/01/07	4,602	4,602
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	11,229	11,228
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	6,443	6,443
US Bank N.A.
5.33%, 09/29/06	2,071	2,071
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	7,003	7,003
Wachovia Bank N.A.
5.36%, 05/22/07	9,204	9,204
Wells Fargo & Co.
5.38%, 08/15/07(4)	2,301	2,301
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	3,451	3,451
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	14,956	14,953
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	1,554	1,554

		261,366

TOTAL SHORT-TERM INVESTMENTS
(Cost: $835,925)		835,925

TOTAL INVESTMENTS IN SECURITIES —100.09%
(Cost: $221,761,502)		237,587,498
Other Assets, Less Liabilities —(0.09)%		(217,139)

NET ASSETS —100.00%		$237,370,359

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.92%

ADVERTISING—0.83%
Donnelley (R.H.) Corp.(1)	5,433	$283,657
Harte-Hanks Inc.	5,904	143,999
Interpublic Group of Companies Inc.(1)	46,670	382,227

		809,883
AEROSPACE & DEFENSE—3.22%
Alliant Techsystems Inc.(1)	3,726	298,602
Armor Holdings Inc.(1)	3,535	182,618
BE Aerospace Inc.(1)	8,265	204,559
Goodrich Corp.	13,098	528,766
L-3 Communications Holdings Inc.	12,990	956,713
Rockwell Collins Inc.	18,433	983,769

		3,155,027
AIRLINES—0.25%
UAL Corp.(1)(2)	9,230	241,272

		241,272
APPAREL—0.52%
Polo Ralph Lauren Corp.	6,456	368,250
Timberland Co. Class A(1)	5,412	139,359

		507,609
AUTO MANUFACTURERS—0.16%
Navistar International Corp.(1)	7,128	159,382

		159,382
BANKS—1.89%
BOK Financial Corp.	2,391	122,969
Cathay General Bancorp	4,657	171,145
City National Corp.	4,345	289,855
Cullen/Frost Bankers Inc.	5,901	346,507
First Citizens BancShares Inc. Class A	563	116,631
Synovus Financial Corp.	28,666	810,101

		1,857,208
BEVERAGES—0.89%
Brown-Forman Corp. Class B	4,810	353,294
Constellation Brands Inc.(1)	21,253	519,848

		873,142
BIOTECHNOLOGY—0.63%
Charles River Laboratories International Inc.(1)	7,683	272,746
Invitrogen Corp.(1)	5,640	348,496

		621,242
BUILDING MATERIALS—1.70%
American Standard Companies Inc.	18,107	699,473
USG Corp.(1)	7,106	329,434
Vulcan Materials Co.	9,578	641,439

		1,670,346

CHEMICALS—1.92%
Airgas Inc.	7,103	257,484
Albemarle Corp.	4,072	205,310
Cytec Industries Inc.	4,075	217,646
Huntsman Corp.(1)	9,739	155,337
Sherwin-Williams Co. (The)	12,277	621,216
Sigma-Aldrich Corp.	6,123	425,548

		1,882,541
COMMERCIAL SERVICES—2.18%
ARAMARK Corp. Class B	12,669	406,675
Convergys Corp.(1)	14,965	285,532
Equifax Inc.	13,726	443,075
Hewitt Associates Inc. Class A(1)	6,278	141,067
Interactive Data Corp.(1)	3,765	70,820
Manpower Inc.	9,308	553,640
Service Corp. International	31,176	234,132

		2,134,941
COMPUTERS—3.62%
Affiliated Computer Services Inc. Class A(1)	11,933	607,748
Cadence Design Systems Inc.(1)	30,206	489,035
Ceridian Corp.(1)	15,418	370,186
Diebold Inc.	7,230	292,092
DST Systems Inc.(1)	5,874	330,765
NCR Corp.(1)	19,417	624,062
Palm Inc.(1)	10,120	150,889
Synopsys Inc.(1)	15,359	274,926
Western Digital Corp.(1)	23,455	411,401

		3,551,104
COSMETICS & PERSONAL CARE—0.95%
Alberto-Culver Co.	8,812	429,497
Estee Lauder Companies Inc. (The) Class A	13,520	504,566

		934,063
DISTRIBUTION & WHOLESALE—0.95%
CDW Corp.	6,685	394,950
Grainger (W.W.) Inc.	8,645	536,768

		931,718
DIVERSIFIED FINANCIAL SERVICES—3.25%
CompuCredit Corp.(1)	4,268	139,436
E*TRADE Financial Corp.(1)	45,011	1,049,206
Federated Investors Inc. Class B	10,147	314,658
Janus Capital Group Inc.	22,477	363,903
Jefferies Group Inc.	11,059	287,313
Nelnet Inc. Class A(1)	2,324	71,277
Nuveen Investments Inc. Class A	8,471	402,288
Raymond James Financial Inc.	9,753	283,422
Student Loan Corp. (The)	422	75,855
Waddell & Reed Financial Inc. Class A	9,051	197,040

		3,184,398
ELECTRIC—0.87%
Mirant Corp.(1)	31,972	849,496

		849,496
ELECTRICAL COMPONENTS & EQUIPMENT—0.59%
American Power Conversion Corp.	19,162	323,455
Hubbell Inc. Class B	5,522	259,534

		582,989

ELECTRONICS—3.76%
Applera Corp. - Applied Biosystems Group	19,535	628,050
Avnet Inc.(1)	15,495	282,009
AVX Corp.	5,510	83,421
Fisher Scientific International Inc.(1)	13,225	980,105
Gentex Corp.	16,408	218,883
Mettler Toledo International Inc.(1)	4,331	266,486
PerkinElmer Inc.	13,708	247,155
Sanmina-SCI Corp.(1)	57,261	198,123
Solectron Corp.(1)	96,892	292,614
Tektronix Inc.	8,951	244,094
Vishay Intertechnology Inc.(1)	17,921	251,432

		3,692,372
ENGINEERING & CONSTRUCTION—2.16%
Fluor Corp.	9,262	813,481
Foster Wheeler Ltd.(1)	7,117	271,442
Jacobs Engineering Group Inc.(1)	6,157	510,969
McDermott International Inc.(1)	11,592	527,900

		2,123,792
ENTERTAINMENT—0.84%
GTECH Holdings Corp.	13,308	448,347
International Speedway Corp. Class A	3,198	144,710
Regal Entertainment Group Class A	5,694	111,944
Warner Music Group Corp.	4,879	118,804

		823,805
ENVIRONMENTAL CONTROL—0.95%
Allied Waste Industries Inc.(1)	25,192	255,951
Nalco Holding Co.(1)	9,086	153,099
Republic Services Inc.	12,902	518,144

		927,194
FOOD—0.75%
McCormick & Co. Inc. NVS	11,686	409,711
Seaboard Corp.	39	44,460
Smithfield Foods Inc.(1)	9,950	283,078

		737,249
FOREST PRODUCTS & PAPER—0.51%
MeadWestvaco Corp.	19,219	502,000

		502,000
HAND & MACHINE TOOLS—0.65%
Lincoln Electric Holdings Inc.	4,255	244,152
Stanley Works (The)	8,628	391,452

		635,604
HEALTH CARE - PRODUCTS—1.16%
Bausch & Lomb Inc.	5,585	264,171
Beckman Coulter Inc.	6,695	383,289
DENTSPLY International Inc.	15,786	494,102

		1,141,562
HEALTH CARE - SERVICES—5.33%
Community Health Systems Inc.(1)	10,542	382,253
Coventry Health Care Inc.(1)	17,258	909,497
Health Management Associates Inc. Class A	25,633	521,119
Health Net Inc.(1)	12,196	511,866

Humana Inc.(1)	17,451	976,034
Laboratory Corp. of America Holdings (1)	13,308	857,301
Lincare Holdings Inc. (1)	10,243	356,559
Manor Care Inc.	8,364	418,618
Universal Health Services Inc. Class B	5,334	298,704

		5,231,951
HOLDING COMPANIES - DIVERSIFIED—0.48%
Leucadia National Corp.	17,173	472,773

		472,773
HOME BUILDERS—3.35%
Beazer Homes USA Inc.	4,218	175,848
Centex Corp.	12,813	606,183
Horton (D.R.) Inc.	29,166	625,027
Hovnanian Enterprises Inc. Class A(1)	3,669	100,494
NVR Inc.(1)	556	275,220
Pulte Homes Inc.	22,769	648,917
Ryland Group Inc.	4,958	202,534
Standard-Pacific Corp.	7,190	160,553
Thor Industries Inc.	4,191	179,542
Toll Brothers Inc.(1)	12,411	317,349

		3,291,667
HOUSEHOLD PRODUCTS & WARES—2.22%
Avery Dennison Corp.	10,409	610,280
Church & Dwight Co. Inc.	6,913	252,325
Clorox Co. (The)	16,082	963,955
Jarden Corp.(1)	5,536	160,489
Scotts Miracle-Gro Co. (The) Class A	4,897	192,109

		2,179,158
HOUSEWARES—0.19%
Toro Co.	4,555	188,623

		188,623
INSURANCE—1.51%
Arch Capital Group Ltd.(1)	4,440	270,218
Gallagher (Arthur J.) & Co.	10,325	280,530
HCC Insurance Holdings Inc.	11,841	361,032
Markel Corp.(1)	1,037	353,254
Philadelphia Consolidated Holding Corp.(1)	6,267	212,263

		1,477,297
INTERNET—1.70%
Check Point Software Technologies Ltd.(1)	18,700	314,160
Expedia Inc.(1)	27,758	371,957
IAC/InterActiveCorp(1)	26,082	618,404
McAfee Inc.(1)	17,051	367,449

		1,671,970
IRON & STEEL—0.48%
Carpenter Technology Corp.	2,405	236,652
Reliance Steel & Aluminum Co.	6,612	237,040

		473,692
LEISURE TIME—0.17%
Polaris Industries Inc.	4,373	167,136

		167,136
MACHINERY—1.81%
AGCO Corp.(1)	9,644	221,426
Cummins Inc.	4,409	515,853

Flowserve Corp.(1)	5,953	308,365
IDEX Corp.	5,662	246,014
Terex Corp.(1)	10,748	481,940

		1,773,598
MANUFACTURING—5.43%
AptarGroup Inc.	3,499	180,199
Brink’s Co. (The)	4,751	261,733
Carlisle Companies Inc.	3,233	258,284
Donaldson Co. Inc.	7,638	251,214
Dover Corp.	21,705	1,023,174
Harsco Corp.	4,398	354,523
Hexcel Corp.(1)	9,860	141,688
ITT Industries Inc.	19,700	995,835
Pall Corp.	13,207	344,439
Parker Hannifin Corp.	12,758	921,638
Pentair Inc.	10,758	308,970
Trinity Industries Inc.	8,437	281,965

		5,323,662
MEDIA—1.61%
Cablevision Systems Corp.	23,813	529,839
Dow Jones & Co. Inc.	5,552	194,542
Meredith Corp.	4,279	202,097
Washington Post Co. (The) Class B	655	505,005
Wiley (John) & Sons Inc. Class A	4,498	148,794

		1,580,277
MINING—0.29%
Meridian Gold Inc.(1)	10,613	286,763

		286,763
OFFICE FURNISHINGS—0.19%
HNI Corp.	4,556	185,019

		185,019
OIL & GAS—2.19%
Holly Corp.	5,129	259,527
Newfield Exploration Co.(1)	13,698	635,313
Pioneer Natural Resources Co.	13,704	621,476
Plains Exploration & Production Co.(1)	8,406	369,528
St. Mary Land & Exploration Co.	6,132	263,676

		2,149,520
OIL & GAS SERVICES—0.71%
Hanover Compressor Co.(1)	9,167	174,173
Maverick Tube Corp.(1)	3,950	251,971
Tidewater Inc.	5,752	274,428

		700,572
PACKAGING & CONTAINERS—1.23%
Ball Corp.	11,141	426,700
Pactiv Corp.(1)	14,979	367,135
Sealed Air Corp.	8,664	409,287

		1,203,122
PHARMACEUTICALS—2.43%
AmerisourceBergen Corp.	22,262	957,266
Hospira Inc.(1)	16,669	728,269
King Pharmaceuticals Inc.(1)	25,892	440,682
Watson Pharmaceuticals Inc.(1)	11,722	262,456

		2,388,673

PIPELINES—1.69%
Equitable Resources Inc.	12,076	434,857
Questar Corp.	9,038	800,767
Western Gas Resources Inc.	7,010	425,086

		1,660,710
REAL ESTATE INVESTMENT TRUSTS—13.47%
Alexandria Real Estate Equities Inc.	2,749	259,561
AMB Property Corp.	9,382	491,898
Archstone-Smith Trust	22,618	1,186,766
AvalonBay Communities Inc.	7,929	927,059
Boston Properties Inc.	12,009	1,179,284
BRE Properties Inc. Class A	5,536	324,631
Camden Property Trust	6,033	461,223
CBL & Associates Properties Inc.	6,858	268,559
Colonial Properties Trust	4,838	231,885
Developers Diversified Realty Corp.	11,689	616,945
Duke Realty Corp.	14,443	538,146
Essex Property Trust Inc.	2,425	283,943
Federal Realty Investment Trust	5,633	408,674
Hospitality Properties Trust	7,052	307,256
Kilroy Realty Corp.	3,398	251,078
Kimco Realty Corp.	22,113	867,714
Macerich Co. (The)	7,587	551,954
Mills Corp.	6,042	140,054
Pan Pacific Retail Properties Inc.	4,298	296,992
Public Storage Inc.	9,440	757,938
Realty Income Corp.	9,518	217,772
Regency Centers Corp.	7,220	462,946
SL Green Realty Corp.	4,585	524,066
Taubman Centers Inc.	5,639	234,019
Trizec Properties Inc.	10,083	289,987
United Dominion Realty Trust Inc.	14,259	397,113
Ventas Inc.	11,016	393,602
Weingarten Realty Investors	8,787	351,129

		13,222,194
RETAIL—7.33%
American Eagle Outfitters Inc.	13,634	448,013
AnnTaylor Stores Corp.(1)	7,727	317,271
AutoZone Inc.(1)	5,950	522,827
Barnes & Noble Inc.	5,585	187,209
Brinker International Inc.	8,989	291,244
Circuit City Stores Inc.	18,933	463,859
Claire’s Stores Inc.	9,846	246,445
Darden Restaurants Inc.	14,477	489,323
Dollar General Corp.	33,824	453,918
Dollar Tree Stores Inc.(1)	11,170	297,122
Michaels Stores Inc.	14,190	601,940
Nordstrom Inc.	24,767	849,508
OSI Restaurant Partners Inc.	7,420	214,364
Ross Stores Inc.	15,247	379,498
Saks Inc.	12,814	206,818
Tiffany & Co.	14,972	472,965
Wendy’s International Inc.	12,404	746,225

		7,188,549
SAVINGS & LOANS—0.31%
Capitol Federal Financial	2,255	78,339
People’s Bank	6,347	227,794

		306,133

SEMICONDUCTORS—2.49%
Agere Systems Inc.(1)	17,898	260,595
Amkor Technology Inc.(1)	10,818	66,855
Fairchild Semiconductor International Inc. Class A(1)	12,989	212,500
International Rectifier Corp.(1)	7,488	266,947
LSI Logic Corp.(1)	42,362	347,368
National Semiconductor Corp.	36,019	837,802
ON Semiconductor Corp.(1)	16,752	105,370
Spansion Inc. Class A(1)	4,712	65,874
Teradyne Inc.(1)	21,223	278,870

		2,442,181
SOFTWARE—3.25%
Acxiom Corp.	8,058	197,260
BMC Software Inc.(1)	22,651	530,486
Compuware Corp.(1)	36,460	254,855
Fair Isaac Corp.	6,976	235,649
Fidelity National Information Services Inc.	10,017	358,008
Fiserv Inc.(1)	18,726	817,577
MoneyGram International Inc.	9,013	276,248
Novell Inc.(1)	36,228	235,120
Sybase Inc.(1)	9,670	203,554
Total System Services Inc.	3,980	83,660

		3,192,417
TELECOMMUNICATIONS—2.46%
ADC Telecommunications Inc.(1)	12,483	152,667
ADTRAN Inc.	7,321	160,110
Anixter International Inc.	3,619	199,515
Avaya Inc.(1)	50,144	464,333
CIENA Corp.(1)	62,169	225,673
SBA Communications Corp.(1)	9,445	225,547
Telephone & Data Systems Inc.	5,466	223,341
Telephone & Data Systems Inc. Special	5,479	217,790
Tellabs Inc.(1)	43,808	411,795
Time Warner Telecom Inc. Class A(1)	8,083	135,390

		2,416,161
TEXTILES—0.96%
Cintas Corp.	15,455	545,562
Mohawk Industries Inc.(1)	5,799	400,247

		945,809
TRANSPORTATION—0.86%
Alexander & Baldwin Inc.	4,758	190,796
Con-way Inc.	5,479	271,101
Hunt (J.B.) Transport Services Inc.	12,036	247,581
Swift Transportation Co. Inc.(1)	5,167	138,217

		847,695
TRUCKING & LEASING—0.28%
AMERCO(1)	952	83,966
GATX Corp.	4,761	186,584

		270,550
WATER—0.30%
Aqua America Inc.	13,615	296,807

		296,807

TOTAL COMMON STOCKS
(Cost: $98,692,251)		98,064,618

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.23%

CERTIFICATES OF DEPOSIT(3)—0.00%
Credit Suisse First Boston NY
5.28%, 04/23/07	$132	132
Societe Generale
5.33%, 12/08/06	1,321	1,321
Washington Mutual Bank
5.28%, 08/07/06	661	661
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,057	1,057

		3,171
COMMERCIAL PAPER(3)—0.02%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	385	380
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	1,321	1,321
ASAP Funding Ltd.
5.21%, 08/08/06(4)	634	633
Barton Capital Corp.
5.29%, 08/01/06(4)	1,263	1,263
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	670	670
CC USA Inc.
5.03%, 10/24/06(4)	264	261
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	975	956
Five Finance Inc.
5.19%, 12/01/06(4)	594	584
General Electric Capital Corp.
5.26%, 08/02/06	1,321	1,321
General Electric Capital Services Inc.
5.22%, 12/11/06	132	130
General Electric Co.
5.26%, 08/02/06	1,321	1,321
Giro Funding Corp.
5.32%, 08/09/06(4)	396	396
Govco Inc.
5.22%, 08/03/06(4)	1,321	1,321
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	449	444
Landale Funding LLC
5.30%, 08/15/06(4)	1,453	1,450
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	722	711
Lockhart Funding LLC
5.28%, 08/04/06(4)	343	343
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	3,303	3,301
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	3,166	3,164
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	2,094	2,094
Tulip Funding Corp.
5.30%, 08/01/06(4)	661	661
White Pine Finance LLC
5.12%, 10/27/06(4)	250	247

		22,972

MEDIUM-TERM NOTES (3)—0.01%
Bank of America N.A.
5.28%, 04/20/07	330	330
Cullinan Finance Corp.
5.71%, 06/28/07(4)	991	991
K2 USA LLC
5.39%, 06/04/07(4)	991	991
Marshall & Ilsley Bank
5.18%, 12/15/06	1,321	1,323
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	1,546	1,545
US Bank N.A.
2.85%, 11/15/06	264	263

		5,443
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	72,287	72,287

		72,287
REPURCHASE AGREEMENTS(3)—0.04%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $2,642 (collateralized by non-U.S. Government debt securities, value $2,726, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$2,642	2,642
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $5,285 (collateralized by non-U.S. Government debt securities, value $5,399, 5.00% to 5.50%, 2/1/34 to 7/1/34).	5,284	5,284
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $1,982 (collateralized by non-U.S. Government debt securities, value $2,183, 0.20% to 6.43%, 9/25/20 to 6/23/46).	1,982	1,982
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $5,946 (collateralized by non-U.S. Government debt securities, value $6,253, 4.92% to 5.93%, 10/25/33 to 10/25/35).	5,945	5,945
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $793 (collateralized by non-U.S. Government debt securities, value $895, 0.00% to 10.00%, 9/10/34 to 5/9/36).	793	793
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $2,642 (collateralized by non-U.S. Government debt securities, value $2,700, 3.00% to 8.57%, 10/15/06 to 2/15/38).	2,642	2,642
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $1,321 (collateralized by U.S. Government obligations, value $1,350, 4.81% to 5.82%, 1/1/33 to 7/1/36).	1,321	1,321

Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $1,321 (collateralized by non-U.S. Government debt securities, value $1,389, 5.97% to 9.01%, 10/27/10 to 3/25/37).	1,321	1,321
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $1,123 (collateralized by non-U.S. Government debt securities, value $1,181, 0.00% to 10.00%, 8/1/06 to 7/31/36).	1,123	1,123
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $3,964 (collateralized by non-U.S. Government debt securities, value $4,142, 0.66% to 9.61%, 2/22/11 to 7/25/46).	3,963	3,963
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $1,651 (collateralized by non-U.S. Government debt securities, value $1,707, 0.00% to 10.13%, 10/15/06 to 10/1/25).	1,651	1,651
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $6,606 (collateralized by U.S. Government obligations, value $6,780, 4.48% to 6.50%, 6/1/20 to 7/1/36).	6,605	6,605
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $1,321 (collateralized by non-U.S. Government debt securities, value $1,418, 3.22% to 7.30%, 5/15/07 to 10/25/45).	1,321	1,321

Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $462 (collateralized by non-U.S. Government debt securities, value $477, 0.00% to 10.00%, 8/1/06 to 7/31/36).	462	462

Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $969 (collateralized by non-U.S. Government debt securities, value $979, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	925	925

Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $2,642 (collateralized by non-U.S. Government debt securities, value $2,775, 0.00% to 6.16%, 10/10/06 to 5/15/44).	2,642	2,642

		40,622
TIME DEPOSITS(3)—0.01%
Deutsche Bank AG
5.31%, 08/01/06	528	528
Rabobank Nederland NV
5.29%, 08/01/06	3,303	3,303
Societe Generale
5.29%, 08/01/06	1,982	1,982
Wells Fargo Bank N.A.
5.30%, 08/01/06	1,982	1,982

		7,795
VARIABLE & FLOATING RATE NOTES(3)—0.08%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	3,382	3,382
American Express Bank
5.37%, 02/28/07	1,321	1,322
American Express Centurion Bank
5.46%, 07/19/07	1,453	1,455

American Express Credit Corp.
5.43%, 07/05/07	396	397
ASIF Global Financing
5.17%, 05/03/07(4)	132	132
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	859	859
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	1,916	1,916
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	3,369	3,369
BMW US Capital LLC
5.37%, 07/13/07(4)	1,321	1,321
BNP Paribas
5.14%, 05/18/07(4)	2,444	2,444
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	964	965
CC USA Inc.
5.48%, 07/30/07(4)	661	661
Commodore CDO Ltd.
5.38%, 06/12/07(4)	330	330
Credit Agricole SA
5.48%, 07/23/07	1,321	1,321
Credit Suisse First Boston NY
5.51%, 04/24/07	661	661
Cullinan Finance Corp.
5.36%, 04/25/07(4)	330	330
DEPFA Bank PLC
5.37%, 06/15/07	1,321	1,321
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	1,519	1,519
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	1,321	1,321
Fifth Third Bancorp
5.38%, 06/22/07(4)	2,642	2,642
First Tennessee Bank N.A.
5.21%, 08/25/06	396	396
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	1,321	1,320
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	1,387	1,388
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	1,982	1,982
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	1,321	1,321
JP Morgan Chase & Co.
5.32%, 08/02/07	991	991
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	991	990
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	1,379	1,379
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	1,651	1,651
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	1,453	1,453
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	582	582
Marshall & Ilsley Bank
5.35%, 07/13/07	727	727
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	1,982	1,982
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	132	132

Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	166	166
Mound Financing PLC
5.32%, 05/08/07(4)	1,242	1,242
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	1,321	1,321
National City Bank of Indiana
5.17%, 05/21/07	661	661
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	4,360	4,361
Newcastle Ltd.
5.42%, 04/24/07(4)	466	466
Northern Rock PLC
5.39%, 08/03/07(4)	1,585	1,585
Principal Life Global Funding I
5.81%, 02/08/07	594	596
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	991	990
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	1,321	1,321
Strips III LLC
5.45%, 07/24/07(4)	330	330
SunTrust Bank
5.32%, 05/01/07	1,321	1,321
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	3,223	3,222
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	1,850	1,849
US Bank N.A.
5.33%, 09/29/06	594	594
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	2,010	2,010
Wachovia Bank N.A.
5.36%, 05/22/07	2,642	2,642
Wells Fargo & Co.
5.38%, 08/15/07(4)	661	661
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	991	990
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	4,293	4,293
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	446	446

		75,029

TOTAL SHORT-TERM INVESTMENTS
(Cost: $227,319)		227,319

TOTAL INVESTMENTS IN SECURITIES —100.15%
(Cost: $98,919,570)		98,291,937
Other Assets, Less Liabilities —(0.15)%		(145,483)

NET ASSETS —100.00%		$98,146,454

NVS	- Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.99%

ADVERTISING—0.84%
Clear Channel Outdoor Holdings Inc. Class A(1)	6,838	$140,316
Getty Images Inc.(1)	9,624	448,960
Lamar Advertising Co.(1)	17,331	849,912

		1,439,188
AEROSPACE & DEFENSE—0.21%
DRS Technologies Inc.	7,779	360,090

		360,090
AIRLINES—0.20%
JetBlue Airways Corp.(1)(2)	31,387	335,527

		335,527
APPAREL—0.13%
Carter’s Inc.(1)	9,932	216,617

		216,617
AUTO MANUFACTURERS—0.36%
Oshkosh Truck Corp.	14,307	613,484

		613,484
BANKS—1.48%
Commerce Bancorp Inc.	35,941	1,220,916
East West Bancorp Inc.	11,190	451,516
Investors Financial Services Corp.	12,699	569,169
SVB Financial Group(1)(2)	6,934	310,782

		2,552,383
BEVERAGES—0.37%
Hansen Natural Corp.(1)	13,870	637,881

		637,881
BIOTECHNOLOGY—2.27%
Affymetrix Inc.(1)	13,360	288,175
MedImmune Inc.(1)	48,820	1,239,052
Millennium Pharmaceuticals Inc.(1)	61,484	603,773
Millipore Corp.(1)	10,431	653,502
PDL BioPharma Inc.(1)	22,357	402,650
Vertex Pharmaceuticals Inc.(1)	21,286	713,507

		3,900,659
BUILDING MATERIALS—0.97%
Eagle Materials Inc.	9,828	353,415
Florida Rock Industries Inc.	10,048	382,427
Martin Marietta Materials Inc.	8,959	721,379
Simpson Manufacturing Co. Inc.	7,222	202,216

		1,659,437

CHEMICALS—1.12%
Ecolab Inc.	35,711	1,538,073
Mosaic Co. (The)(1)	25,154	394,666

		1,932,739
COAL—1.93%
Arch Coal Inc.	28,098	1,066,038
CONSOL Energy Inc.	35,892	1,477,315
Foundation Coal Holdings Inc.	8,871	338,340
Massey Energy Co.	16,133	431,074

		3,312,767
COMMERCIAL SERVICES—4.68%
Alliance Data Systems Corp.(1)	13,214	678,142
Apollo Group Inc. Class A(1)	27,724	1,311,900
Career Education Corp.(1)	19,296	549,164
ChoicePoint Inc.(1)	16,954	579,149
Corporate Executive Board Co. (The)	7,816	734,704
Iron Mountain Inc.(1)	23,517	964,197
ITT Educational Services Inc.(1)	8,545	576,104
Laureate Education Inc.(1)	9,256	422,536
Pharmaceutical Product Development Inc.	20,058	771,832
Robert Half International Inc.	33,664	1,089,367
Weight Watchers International Inc.	9,022	360,970

		8,038,065
COMPUTERS—1.89%
CACI International Inc. Class A(1)	5,883	331,507
Cognizant Technology Solutions Corp.(1)	27,561	1,804,970
FactSet Research Systems Inc.	7,184	315,378
Henry (Jack) & Associates Inc.	16,538	312,072
National Instruments Corp.	10,310	286,102
SRA International Inc. Class A(1)	8,059	194,947

		3,244,976
DISTRIBUTION & WHOLESALE—1.12%
Fastenal Co.	27,630	982,799
Pool Corp.	10,312	401,446
WESCO International Inc.(1)	9,440	549,880

		1,934,125
DIVERSIFIED FINANCIAL SERVICES—4.01%
Affiliated Managers Group Inc.(1)	6,547	599,378
BlackRock Inc.	2,843	367,202
CBOT Holdings Inc. Class A(1)	3,921	491,301
Eaton Vance Corp.	25,447	630,068
First Marblehead Corp. (The)(2)	6,064	277,731
Greenhill & Co. Inc.	2,335	135,337
IntercontinentalExchange Inc.(1)	8,882	529,367
Investment Technology Group Inc.(1)	8,440	425,038
Nasdaq Stock Market Inc. (The)(1)	18,992	522,850
NYSE Group Inc.(1)(2)	10,261	638,132
optionsXpress Holdings Inc.	5,256	137,602
Rowe (T.) Price Group Inc.	51,729	2,136,925

		6,890,931
ELECTRIC—1.29%
Allegheny Energy Inc.(1)	31,688	1,300,792
NRG Energy Inc.(1)	18,600	916,050

		2,216,842
ELECTRICAL COMPONENTS & EQUIPMENT—0.79%
AMETEK Inc.	13,917	590,359
Molex Inc.	11,195	355,105
Molex Inc. Class A	14,987	405,099

		1,350,563

ELECTRONICS—3.88%
Amphenol Corp. Class A	17,483	980,447
Dolby Laboratories Inc. Class A(1)	6,574	131,809
Garmin Ltd.	11,338	1,076,997
Jabil Circuit Inc.	35,760	826,056
Symbol Technologies Inc.	49,579	547,848
Thermo Electron Corp.(1)	32,086	1,187,503
Thomas & Betts Corp.(1)	12,217	578,231
Trimble Navigation Ltd.(1)	10,625	510,319
Waters Corp.(1)	20,431	831,133

		6,670,343
ENERGY - ALTERNATE SOURCES—0.23%
Covanta Holding Corp.(1)	17,275	304,904
SunPower Corp. Class A(1)(2)	3,112	99,366

		404,270
ENTERTAINMENT—0.64%
DreamWorks Animation SKG Inc. Class A(1)	8,684	181,843
Penn National Gaming Inc.(1)	14,232	470,652
Scientific Games Corp. Class A(1)	13,329	452,786

		1,105,281
ENVIRONMENTAL CONTROL—0.34%
Stericycle Inc.(1)	8,616	578,823

		578,823
FOOD—0.91%
Whole Foods Market Inc.	27,208	1,564,732

		1,564,732
HEALTH CARE - PRODUCTS—7.60%
Advanced Medical Optics Inc.(1)	13,416	660,738
Bard (C.R.) Inc.	20,564	1,459,427
Biomet Inc.	44,685	1,471,924
Cooper Companies Inc.	8,698	384,452
Cytyc Corp.(1)	22,534	554,336
Dade Behring Holdings Inc.	17,030	693,632
Edwards Lifesciences Corp.(1)	11,641	514,998
Gen-Probe Inc.(1)	10,071	523,188
Henry Schein Inc.(1)	17,244	817,538
Hologic Inc.(1)	8,908	400,058
IDEXX Laboratories Inc.(1)	6,167	545,779
Intuitive Surgical Inc.(1)	7,185	684,012
Kinetic Concepts Inc.(1)	10,387	462,845
Mentor Corp.	7,502	333,539
Patterson Companies Inc.(1)(2)	25,390	844,471
ResMed Inc.(1)	14,840	688,724
Respironics Inc.(1)	14,083	501,073
TECHNE Corp.(1)	7,287	362,091
Varian Medical Systems Inc.(1)	25,675	1,163,591

		13,066,416
HEALTH CARE - SERVICES—1.71%
Brookdale Senior Living Inc.	6,766	314,619
Covance Inc.(1)	12,318	785,396
DaVita Inc.(1)	20,273	1,014,055
Pediatrix Medical Group Inc.(1)	9,457	400,977
Sierra Health Services Inc.(1)	10,003	431,930

		2,946,977

HOLDING COMPANIES - DIVERSIFIED—0.21%
Walter Industries Inc.	8,109	362,959

		362,959
HOME FURNISHINGS—0.56%
Harman International Industries Inc.	12,053	966,651

		966,651
INSURANCE—0.40%
Brown & Brown Inc.	22,149	695,257

		695,257
INTERNET—2.91%
Akamai Technologies Inc.(1)	30,271	1,199,640
CheckFree Corp.(1)	14,769	657,220
Emdeon Corp.(1)	54,402	654,456
F5 Networks Inc.(1)	7,920	367,013
Monster Worldwide Inc.(1)	22,575	903,000
NutriSystem Inc.(1)	5,593	295,982
VeriSign Inc.(1)	48,112	862,648
WebMD Health Corp. Class A(1)(2)	1,553	66,018

		5,005,977
IRON & STEEL—0.65%
Allegheny Technologies Inc.	17,365	1,109,450

		1,109,450
LODGING—2.45%
Boyd Gaming Corp.	9,195	308,400
Choice Hotels International Inc.	6,968	296,976
Hilton Hotels Corp.	70,767	1,693,454
Kerzner International Ltd.(1)	5,745	459,600
Station Casinos Inc.	9,164	502,737
Wynn Resorts Ltd.(1)	14,858	951,061

		4,212,228
MACHINERY—1.58%
Graco Inc.	13,598	534,265
JLG Industries Inc.	20,596	372,788
Joy Global Inc.	24,066	902,956
Manitowoc Co. Inc. (The)	11,904	467,351
Zebra Technologies Corp. Class A(1)	13,889	435,420

		2,712,780
MANUFACTURING—0.45%
Roper Industries Inc.	16,964	766,773

		766,773
MEDIA—5.01%
Discovery Holding Co. Class A(1)	52,697	701,924
Liberty Global Inc. Class A(1)	44,275	967,409
Liberty Global Inc. Class C(1)	44,504	942,595
Liberty Media Holding Corp.-Liberty Capital Group Series A(1)	26,247	2,142,018
Scripps (E.W.) Co. Class A	15,853	677,399
Sirius Satellite Radio Inc.(1)(2)	248,281	1,042,780
Univision Communications Inc. Class A(1)	46,563	1,555,204
XM Satellite Radio Holdings Inc. Class A(1)	50,834	589,674

		8,619,003
METAL FABRICATE & HARDWARE—0.90%
Precision Castparts Corp.	25,997	1,550,721

		1,550,721

MINING—0.25%
Titanium Metals Corp.(1)	14,869	428,822

		428,822
OFFICE FURNISHINGS—0.32%
Herman Miller Inc.	12,953	367,995
Steelcase Inc. Class A	12,296	180,628

		548,623
OIL & GAS—6.49%
Cheniere Energy Inc.(1)	10,096	353,259
CNX Gas Corp.(1)	5,458	147,693
Denbury Resources Inc.(1)	23,281	807,152
ENSCO International Inc.	30,059	1,389,327
Helmerich & Payne Inc.	18,847	521,685
Noble Corp.	26,861	1,927,277
Patterson-UTI Energy Inc.	33,763	956,168
Pride International Inc.(1)	31,639	945,057
Quicksilver Resources Inc.(1)	10,469	370,184
Range Resources Corp.	25,649	720,993
Rowan Companies Inc.	21,511	728,578
Southwestern Energy Co.(1)	32,820	1,129,008
TODCO	12,018	458,006
Unit Corp.(1)	9,037	529,930
W&T Offshore Inc.	5,216	177,657

		11,161,974
OIL & GAS SERVICES—4.10%
Cameron International Corp.(1)	22,656	1,142,089
Dresser-Rand Group Inc.(1)	9,966	226,926
FMC Technologies Inc.(1)	13,585	856,127
Grant Prideco Inc.(1)	25,693	1,169,288
Helix Energy Solutions Group Inc.(1)	16,211	632,067
Oil States International Inc.(1)	9,050	291,048
SEACOR Holdings Inc.(1)	4,273	347,609
Smith International Inc.	41,694	1,858,302
Superior Energy Services Inc.(1)	15,564	533,067

		7,056,523
PHARMACEUTICALS—4.83%
Abraxis BioScience Inc.(1)	4,563	91,488
Alkermes Inc.(1)	17,876	306,752
Amylin Pharmaceuticals Inc.(1)(2)	22,005	1,073,844
Barr Pharmaceuticals Inc.(1)	19,584	974,500
Cephalon Inc.(1)	11,792	775,206
Endo Pharmaceuticals Holdings Inc.(1)	25,928	805,583
ImClone Systems Inc.(1)	13,185	428,512
Kos Pharmaceuticals Inc.(1)	4,367	180,532
Mylan Laboratories Inc.	41,311	907,190
Neurocrine Biosciences Inc.(1)	7,269	67,238
Omnicare Inc.	23,775	1,076,056
Sepracor Inc.(1)	21,341	1,054,245
VCA Antech Inc.(1)	16,004	559,660

		8,300,806
REAL ESTATE—1.52%
CB Richard Ellis Group Inc. Class A(1)	36,399	856,468
Forest City Enterprises Inc. Class A	11,466	572,153
Jones Lang LaSalle Inc.	6,555	535,543
St. Joe Co. (The)(2)	14,570	654,193

		2,618,357

REAL ESTATE INVESTMENT TRUSTS—0.80%
CapitalSource Inc.	24,452	576,823
Global Signal Inc.	4,075	186,024
Shurgard Storage Centers Inc. Class A	9,171	604,369

		1,367,216
RETAIL—4.66%
Abercrombie & Fitch Co. Class A	17,112	906,252
Advance Auto Parts Inc.	21,216	642,208
CarMax Inc.(1)	20,560	715,488
Cheesecake Factory (The)(1)	14,650	334,752
Chico’s FAS Inc.(1)	35,610	806,566
Coldwater Creek Inc.(1)	11,631	231,806
Copart Inc.(1)	13,063	347,998
GameStop Corp. Class A(1)	7,995	332,672
GameStop Corp. Class B(1)	4,753	178,713
MSC Industrial Direct Co. Inc. Class A	9,144	377,007
O’Reilly Automotive Inc.(1)	22,116	626,989
Panera Bread Co. Class A(1)	5,853	306,170
PetSmart Inc.	27,563	649,384
Sonic Corp.(1)	16,903	332,651
Tractor Supply Co.(1)	6,750	308,745
Urban Outfitters Inc.(1)	22,929	334,534
Williams-Sonoma Inc.	18,181	578,156

		8,010,091
SAVINGS & LOANS—0.79%
Hudson City Bancorp Inc.	105,067	1,362,719

		1,362,719
SEMICONDUCTORS—7.70%
Altera Corp.(1)	71,131	1,231,278
Cree Inc.(1)	14,828	292,556
Cypress Semiconductor Corp.(1)	27,302	414,717
Integrated Device Technology Inc.(1)	39,181	606,130
Intersil Corp. Class A	27,891	655,717
KLA-Tencor Corp.	39,050	1,647,519
Lam Research Corp.(1)	27,592	1,147,551
MEMC Electronic Materials Inc.(1)	29,405	894,500
Microchip Technology Inc.	41,821	1,349,145
Novellus Systems Inc.(1)	25,055	634,142
NVIDIA Corp.(1)	69,134	1,529,935
PMC-Sierra Inc.(1)	40,342	206,148
QLogic Corp.(1)	31,798	556,147
Rambus Inc.(1)	18,821	331,814
Silicon Laboratories Inc.(1)	9,999	369,163
Xilinx Inc.	67,461	1,368,784

		13,235,246
SOFTWARE—7.28%
Activision Inc.(1)	54,048	645,874
Autodesk Inc.(1)	45,172	1,540,817
BEA Systems Inc.(1)	76,485	897,934
Cerner Corp.(1)	12,051	487,824
Citrix Systems Inc.(1)	35,763	1,136,191
Dun & Bradstreet Corp.(1)	13,069	871,964
Global Payments Inc.	15,655	665,964
Hyperion Solutions Corp.(1)	11,624	362,204
IMS Health Inc.	39,021	1,070,736
Intuit Inc.(1)	62,115	1,917,490
NAVTEQ Corp.(1)(2)	18,203	512,961
Nuance Communications Inc.(1)	26,676	247,020

Red Hat Inc.(1)(2)	35,931	850,846
Salesforce.com Inc.(1)	16,141	414,824
SEI Investments Co.	14,046	686,288
VeriFone Holdings Inc.(1)	7,403	209,135

		12,518,072
TELECOMMUNICATIONS—4.87%
Amdocs Ltd.(1)	37,164	1,348,310
Comverse Technology Inc.(1)	39,571	766,886
Crown Castle International Corp.(1)	42,205	1,486,882
Foundry Networks Inc.(1)	24,765	256,565
Harris Corp.	26,222	1,194,412
JDS Uniphase Corp.(1)	331,037	705,109
Leap Wireless International Inc.(1)	8,662	387,191
NeuStar Inc. Class A(1)	12,425	383,435
NII Holdings Inc. Class B(1)	26,713	1,409,912
United States Cellular Corp.(1)	3,010	181,052
West Corp.(1)	5,312	253,489

		8,373,243
TRANSPORTATION—2.29%
C.H. Robinson Worldwide Inc.	33,997	1,556,383
Expeditors International Washington Inc.	41,736	1,897,736
Landstar System Inc.	11,419	487,477

		3,941,596

TOTAL COMMON STOCKS
(Cost: $180,849,560)		171,898,203

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.89%

CERTIFICATES OF DEPOSIT(3)—0.06%
Credit Suisse First Boston NY
5.28%, 04/23/07	$4,196	4,196
Societe Generale
5.33%, 12/08/06	41,957	41,957
Washington Mutual Bank
5.28%, 08/07/06	20,978	20,978
Wells Fargo Bank N.A.
4.78%, 12/05/06	33,565	33,565

		100,696
COMMERCIAL PAPER(3)—0.42%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	12,242	12,036
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	41,957	41,957
ASAP Funding Ltd.
5.21%, 08/08/06(4)	20,139	20,119
Barton Capital Corp.
5.29%, 08/01/06(4)	40,106	40,106
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	21,289	21,286
CC USA Inc.
5.03%, 10/24/06(4)	8,391	8,293
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	30,952	30,360

Five Finance Inc.
5.19%, 12/01/06(4)	18,881	18,549
General Electric Capital Corp.
5.26%, 08/02/06	41,957	41,951
General Electric Capital Services Inc.
5.22%, 12/11/06	4,196	4,115
General Electric Co.
5.26%, 08/02/06	41,957	41,951
Giro Funding Corp.
5.32%, 08/09/06(4)	12,587	12,572
Govco Inc.
5.22%, 08/03/06(4)	41,957	41,945
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	14,265	14,103
Landale Funding LLC
5.30%, 08/15/06(4)	46,153	46,057
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	22,918	22,568
Lockhart Funding LLC
5.28%, 08/04/06(4)	10,909	10,904
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	104,892	104,834
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	100,567	100,464
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	66,519	66,519
Tulip Funding Corp.
5.30%, 08/01/06(4)	20,978	20,978
White Pine Finance LLC
5.12%, 10/27/06(4)	7,930	7,832

		729,499
MEDIUM-TERM NOTES(3)—0.10%
Bank of America N.A.
5.28%, 04/20/07	10,489	10,489
Cullinan Finance Corp.
5.71%, 06/28/07(4)	31,468	31,468
K2 USA LLC
5.39%, 06/04/07(4)	31,468	31,468
Marshall & Ilsley Bank
5.18%, 12/15/06	41,957	42,011
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	49,090	49,090
US Bank N.A.
2.85%, 11/15/06	8,391	8,347

		172,873
MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	50,561	50,561

		50,561
REPURCHASE AGREEMENTS(3)—0.75%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $83,926 (collateralized by non-U.S. Government debt securities, value $86,578, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$83,914	83,914

Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $167,852 (collateralized by non-U.S. Government debt securities, value $171,475, 5.00% to 5.50%, 2/1/34 to 7/1/34).	167,827	167,827
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $62,944 (collateralized by non-U.S. Government debt securities, value $69,347, 0.20% to 6.43%, 9/25/20 to 6/23/46).	62,935	62,935
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $188,834 (collateralized by non-U.S. Government debt securities, value $198,583, 4.92% to 5.93%, 10/25/33 to 10/25/35).	188,806	188,806
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $25,178 (collateralized by non-U.S. Government debt securities, value $28,417, 0.00% to 10.00%, 9/10/34 to 5/9/36).	25,174	25,174
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $83,926 (collateralized by non-U.S. Government debt securities, value $85,737, 3.00% to 8.57%, 10/15/06 to 2/15/38).	83,914	83,914
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $41,963 (collateralized by U.S. Government obligations, value $42,869, 4.81% to 5.82%, 1/1/33 to 7/1/36).	41,957	41,957
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $41,963 (collateralized by non-U.S. Government debt securities, value $44,130, 5.97% to 9.01%, 10/27/10 to 3/25/37).	41,957	41,957
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $35,668 (collateralized by non-U.S. Government debt securities, value $37,510, 0.00% to 10.00%, 8/1/06 to 7/31/36).	35,663	35,663
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $125,890 (collateralized by non-U.S. Government debt securities, value $131,552, 0.66% to 9.61%, 2/22/11 to 7/25/46).	125,871	125,871
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $52,454 (collateralized by non-U.S. Government debt securities, value $54,207, 0.00% to 10.13%, 10/15/06 to 10/1/25).	52,446	52,446
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $209,815 (collateralized by U.S. Government obligations, value $215,341, 4.48% to 6.50%, 6/1/20 to 7/1/36).	209,784	209,784
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $41,963 (collateralized by non-U.S. Government debt securities, value $45,020, 3.22% to 7.30%, 5/15/07 to 10/25/45).	41,957	41,957
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $14,687 (collateralized by non-U.S. Government debt securities, value $15,150, 0.00% to 10.00%, 8/1/06 to 7/31/36).	14,685	14,685

Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $30,755 (collateralized by non-U.S. Government debt securities, value $31,101, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	29,370	29,370
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $83,927 (collateralized by non-U.S. Government debt securities, value $88,137, 0.00% to 6.16%, 10/10/06 to 5/15/44).	83,914	83,914

		1,290,174
TIME DEPOSITS(3)—0.14%
Deutsche Bank AG
5.31%, 08/01/06	16,779	16,779
Rabobank Nederland NV
5.29%, 08/01/06	104,892	104,892
Societe Generale
5.29%, 08/01/06	62,935	62,935
Wells Fargo Bank N.A.
5.30%, 08/01/06	62,935	62,935

		247,541
VARIABLE & FLOATING RATE NOTES(3)—1.39%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	107,410	107,424
American Express Bank
5.37%, 02/28/07	41,957	41,956
American Express Centurion Bank
5.46%, 07/19/07	46,153	46,204
American Express Credit Corp.
5.43%, 07/05/07	12,587	12,595
ASIF Global Financing
5.17%, 05/03/07(4)	4,196	4,197
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	27,272	27,272
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	60,837	60,840
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	106,990	106,997
BMW US Capital LLC
5.37%, 07/13/07(4)	41,957	41,957
BNP Paribas
5.14%, 05/18/07(4)	77,620	77,620
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	30,628	30,629
CC USA Inc.
5.48%, 07/30/07(4)	20,978	20,981
Commodore CDO Ltd.
5.38%, 06/12/07(4)	10,489	10,489
Credit Agricole SA
5.48%, 07/23/07	41,957	41,957
Credit Suisse First Boston NY
5.51%, 04/24/07	20,978	20,980
Cullinan Finance Corp.
5.36%, 04/25/07(4)	10,489	10,489
DEPFA Bank PLC
5.37%, 06/15/07	41,957	41,957
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	48,250	48,254
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	41,957	41,957

Fifth Third Bancorp
5.38%, 06/22/07(4)	83,914	83,914
First Tennessee Bank N.A.
5.21%, 08/25/06	12,587	12,587
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	41,957	41,954
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	44,055	44,066
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	62,935	62,946
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	41,957	41,957
JP Morgan Chase & Co.
5.32%, 08/02/07	31,468	31,468
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	31,468	31,466
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	43,795	43,795
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	52,446	52,432
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	46,153	46,149
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	18,487	18,487
Marshall & Ilsley Bank
5.35%, 07/13/07	23,076	23,076
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	62,935	62,935
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	4,196	4,196
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	5,287	5,287
Mound Financing PLC
5.32%, 05/08/07(4)	39,439	39,439
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	41,957	41,955
National City Bank of Indiana
5.17%, 05/21/07	20,978	20,980
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	138,458	138,493
Newcastle Ltd.
5.42%, 04/24/07(4)	14,790	14,787
Northern Rock PLC
5.39%, 08/03/07(4)	50,348	50,350
Principal Life Global Funding I
5.81%, 02/08/07	18,881	18,927
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	31,468	31,466
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	41,957	41,957
Strips III LLC
5.45%, 07/24/07(4)	10,489	10,489
SunTrust Bank
5.32%, 05/01/07	41,957	41,959
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	102,375	102,365
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	58,740	58,740
US Bank N.A.
5.33%, 09/29/06	18,881	18,880
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	63,844	63,844

Wachovia Bank N.A.
5.36%, 05/22/07	83,914	83,914
Wells Fargo & Co.
5.38%, 08/15/07(4)	20,978	20,980
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	31,468	31,467
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	136,360	136,332
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	14,171	14,171

		2,382,965

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,974,309)		4,974,309

TOTAL INVESTMENTS IN SECURITIES —102.88%
(Cost: $185,823,869)		176,872,512
Other Assets, Less Liabilities —(2.88)%		(4,954,838)

NET ASSETS —100.00%		$171,917,674

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.79%

AGRICULTURE—2.20%
Bunge Ltd.(1)	13,724	$749,056
Loews Corp. - Carolina Group	10,693	613,564
UST Inc.	18,599	940,179

		2,302,799
AIRLINES—1.00%
AMR Corp.(2)	22,744	500,368
Continental Airlines Inc. Class B(2)	9,933	261,635
US Airways Group Inc.(2)	6,380	291,502

		1,053,505
APPAREL—1.42%
Jones Apparel Group Inc.	13,080	387,168
Liz Claiborne Inc.	11,976	423,352
VF Corp.	10,012	679,014

		1,489,534
AUTO PARTS & EQUIPMENT—0.67%
BorgWarner Inc.	6,634	398,040
Goodyear Tire & Rubber Co. (The)(2)	18,570	204,270
TRW Automotive Holdings Corp.(2)	3,838	99,404

		701,714
BANKS—11.25%
AmSouth Bancorp	37,753	1,082,001
Associated Bancorp	14,236	446,441
BancorpSouth Inc.	8,397	229,658
Bank of Hawaii Corp.	5,847	289,660
Colonial BancGroup Inc. (The)	17,716	449,986
Comerica Inc.	18,599	1,088,971
Commerce Bancshares Inc.	7,686	391,064
Compass Bancshares Inc.	14,838	874,552
First Horizon National Corp.	14,196	594,812
FirstMerit Corp.	8,601	188,534
Fulton Financial Corp.	19,938	329,974
Huntington Bancshares Inc.	26,975	656,841
International Bancshares Corp.	5,682	164,608
Mercantile Bankshares Corp.	14,135	502,641
Popular Inc.	29,317	527,413
Sky Financial Group Inc.	12,697	311,457
South Financial Group Inc. (The)	8,568	231,507
TCF Financial Corp.	14,382	387,020
TD Banknorth Inc.	13,558	393,182
UnionBanCal Corp.	6,422	396,815
Valley National Bancorp	13,431	348,803
Webster Financial Corp.	6,117	288,478
Whitney Holding Corp.	7,556	272,696
Wilmington Trust Corp.	7,766	338,209
Zions Bancorporation	12,171	999,726

		11,785,049

BEVERAGES—1.88%
Coca-Cola Enterprises Inc.	32,034	687,450
Molson Coors Brewing Co. Class B	8,484	606,182
Pepsi Bottling Group Inc.	15,151	503,771
PepsiAmericas Inc.	7,609	171,963

		1,969,366
BUILDING MATERIALS—0.17%
Lennox International Inc.	7,642	174,314

		174,314
CHEMICALS—3.55%
Ashland Inc.	8,237	547,843
Cabot Corp.	6,524	217,053
Celanese Corp. Class A	8,198	157,484
Chemtura Corp.	27,481	236,611
Eastman Chemical Co.	9,267	459,921
FMC Corp.	4,222	260,455
International Flavors & Fragrances Inc.	9,567	353,979
Lubrizol Corp.	7,854	335,916
Lyondell Chemical Co.	25,730	573,007
RPM International Inc.	13,605	254,958
Valspar Corp. (The)	10,868	267,679
Westlake Chemical Corp.	2,154	59,020

		3,723,926
COMMERCIAL SERVICES—2.16%
ADESA Inc.	9,725	198,487
Block (H & R) Inc.	34,461	783,988
Donnelley (R.R.) & Sons Co.	24,762	722,803
ServiceMaster Co. (The)	33,589	345,631
United Rentals Inc.(2)	7,658	213,811

		2,264,720
COMPUTERS—2.13%
Computer Sciences Corp.(2)	21,237	1,112,606
Lexmark International Inc.(2)	12,108	654,437
Reynolds & Reynolds Co. (The) Class A	7,348	260,046
Unisys Corp.(2)	39,404	201,748

		2,228,837
DISTRIBUTION & WHOLESALE—1.30%
Genuine Parts Co.	19,871	827,428
Ingram Micro Inc. Class A(2)	16,297	287,316
Tech Data Corp.(2)	6,532	242,860

		1,357,604
DIVERSIFIED FINANCIAL SERVICES—2.11%
AmeriCredit Corp.(2)	14,838	364,866
CIT Group Inc.	22,956	1,053,910
Edwards (A.G.) Inc.	8,890	479,704
IndyMac Bancorp Inc.	7,318	309,185

		2,207,665
ELECTRIC—10.79%
Alliant Energy Corp.	13,512	488,864
CenterPoint Energy Inc.	31,597	434,143
CMS Energy Corp.(2)	25,417	356,092
Constellation Energy Group Inc.	20,505	1,187,445
DPL Inc.	13,980	388,085
DTE Energy Co.	20,433	864,725

Energy East Corp.	16,932	411,956
Great Plains Energy Inc.	9,140	268,076
Hawaiian Electric Industries Inc.	9,250	265,105
MDU Resources Group Inc.	19,119	471,283
Northeast Utilities	17,658	395,539
NSTAR	12,264	382,269
OGE Energy Corp.	10,349	391,710
Pepco Holdings Inc.	21,663	530,743
Pinnacle West Capital Corp.	11,399	490,271
Portland General Electric Co.	3,071	80,337
Puget Energy Inc.	13,220	293,616
Reliant Energy Inc.(2)	35,030	440,677
SCANA Corp.	11,967	478,560
Sierra Pacific Resources Corp.(2)	22,995	332,278
TECO Energy Inc.	23,932	381,476
Westar Energy Inc.	9,990	230,769
Wisconsin Energy Corp.	13,445	567,379
WPS Resources Corp.	4,949	255,220
Xcel Energy Inc.	46,071	923,263

		11,309,881
ELECTRICAL COMPONENTS & EQUIPMENT—0.43%
Energizer Holdings Inc.(2)	7,082	450,628

		450,628
ELECTRONICS—0.38%
Arrow Electronics Inc.(2)	13,928	393,605

		393,605
ENGINEERING & CONSTRUCTION—0.40%
Shaw Group Inc. (The)(2)	8,576	177,437
URS Corp.(2)	6,011	238,036

		415,473
FOOD—2.60%
Corn Products International Inc.	8,468	281,646
Dean Foods Co.(2)	15,471	580,627
Del Monte Foods Co.	22,925	240,254
Hormel Foods Corp.	8,503	320,818
Smucker (J.M.) Co. (The)	6,662	297,325
SUPERVALU Inc.	23,030	624,343
Tyson Foods Inc. Class A	27,139	384,017

		2,729,030
FOREST PRODUCTS & PAPER—2.06%
Louisiana-Pacific Corp.	12,165	243,300
Plum Creek Timber Co. Inc.	21,232	723,162
Rayonier Inc.	8,703	346,466
Smurfit-Stone Container Corp.(2)	29,652	300,078
Temple-Inland Inc.	12,756	542,640

		2,155,646
GAS—3.82%
AGL Resources Inc.	8,962	349,697
Atmos Energy Corp.	9,248	266,065
Energen Corp.	7,581	323,102
KeySpan Corp.	20,039	806,971
NiSource Inc.	31,097	707,457
ONEOK Inc.	12,552	467,060
Piedmont Natural Gas Co.	8,283	213,204
Southern Union Co.	12,029	326,467
UGI Corp.	12,068	299,890
Vectren Corp.	8,739	243,032

		4,002,945

HAND & MACHINE TOOLS—1.08%
Black & Decker Corp.	8,762	617,809
Kennametal Inc.	4,552	242,394
Snap-On Inc.	6,355	266,974

		1,127,177
HEALTH CARE - PRODUCTS—0.32%
Hillenbrand Industries Inc.	6,815	338,433

		338,433
HEALTH CARE - SERVICES—0.68%
Tenet Healthcare Corp.(2)	53,844	318,756
Triad Hospitals Inc.(2)	10,022	390,557

		709,313
HOME BUILDERS—1.21%
KB Home	9,369	398,370
Lennar Corp. Class A	14,491	648,182
Lennar Corp. Class B	1,260	52,492
M.D.C. Holdings Inc.	3,962	172,862

		1,271,906
HOME FURNISHINGS—0.66%
Whirlpool Corp.	8,963	691,854

		691,854
HOUSEWARES—0.80%
Newell Rubbermaid Inc.	31,632	833,820

		833,820
INSURANCE—14.92%
Ambac Financial Group Inc.	12,147	1,009,537
American Financial Group Inc.	5,288	222,678
AmerUs Group Co.	4,447	298,349
Assurant Inc.	12,482	601,258
Axis Capital Holdings Ltd.	15,969	472,044
Berkley (W.R.) Corp.	20,510	738,360
Cincinnati Financial Corp.	17,526	826,526
CNA Financial Corp.(2)	3,830	130,028
Commerce Group Inc.	7,019	212,044
Conseco Inc.(2)	17,573	400,664
Endurance Specialty Holdings Ltd.	6,805	206,600
Erie Indemnity Co. Class A	6,160	305,228
Everest Re Group Ltd.	7,397	699,830
Fidelity National Financial Inc.	19,893	762,897
Fidelity National Title Group Inc. Class A(1)	3,526	66,536
First American Corp.	9,951	368,287
Hanover Insurance Group Inc. (The)	6,008	278,050
MBIA Inc.	15,411	906,321
Mercury General Corp.	3,031	167,251
MGIC Investment Corp.	10,052	572,059
Nationwide Financial Services Inc.	6,152	277,332
Ohio Casualty Corp.	7,274	188,542
Old Republic International Corp.	24,636	524,008
PartnerRe Ltd.	6,519	405,025
PMI Group Inc. (The)	10,276	436,319
Protective Life Corp.	7,387	342,092
Radian Group Inc.	9,472	582,812
Reinsurance Group of America Inc.	3,333	165,217
RenaissanceRe Holdings Ltd.	7,175	371,737
SAFECO Corp.	13,700	735,964

StanCorp Financial Group Inc.	6,274	270,347
Torchmark Corp.	11,531	697,280
Transatlantic Holdings Inc.	3,101	182,029
Unitrin Inc.	5,101	204,040
UNUMProvident Corp.	34,206	555,163
White Mountains Insurance Group Ltd.	919	450,769

		15,633,223
IRON & STEEL—1.24%
Cleveland-Cliffs Inc.	5,022	181,545
Steel Dynamics Inc.	5,617	325,898
United States Steel Corp.	12,578	793,294

		1,300,737
LEISURE TIME—1.10%
Brunswick Corp.	10,677	315,719
Royal Caribbean Cruises Ltd.	15,305	518,839
Sabre Holdings Corp.	15,331	317,352

		1,151,910
MANUFACTURING—1.97%
Crane Co.	6,070	233,088
Eastman Kodak Co.(1)	32,942	732,959
Leggett & Platt Inc.	21,170	483,099
SPX Corp.	6,872	375,555
Teleflex Inc.	4,256	242,975

		2,067,676
MEDIA—1.33%
Belo (A.H.) Corp.	10,364	167,068
Hearst-Argyle Television Inc.	3,022	60,440
McClatchy Co. (The) Class A	6,374	270,194
New York Times Co. Class A	16,614	368,332
Tribune Co.	17,795	528,689

		1,394,723
METAL FABRICATE & HARDWARE—0.60%
Commercial Metals Co.	13,826	313,712
Timken Co. (The)	9,678	311,632

		625,344
OFFICE & BUSINESS EQUIPMENT—1.00%
Pitney Bowes Inc.	25,478	1,052,751

		1,052,751
OIL & GAS—4.11%
Cabot Oil & Gas Corp.	5,586	294,662
Cimarex Energy Co.	9,464	386,415
Forest Oil Corp.(2)	6,207	207,997
Frontier Oil Corp.	12,880	454,020
Murphy Oil Corp.	20,387	1,049,115
Noble Energy Inc.	20,626	1,043,882
Pogo Producing Co.	6,066	268,542
Tesoro Corp.	8,001	598,475

		4,303,108
PACKAGING & CONTAINERS—1.47%
Bemis Co. Inc.	12,110	371,777
Crown Holdings Inc.(2)	19,105	318,289
Owens-Illinois Inc.(2)	16,708	252,792
Packaging Corp. of America	9,434	216,322
Sonoco Products Co.	11,570	376,372

		1,535,552

PIPELINES—1.79%
Dynegy Inc. Class A(2)	45,195	254,448
El Paso Corp.	79,943	1,279,088
National Fuel Gas Co.	9,191	341,354

		1,874,890
REAL ESTATE INVESTMENT TRUSTS—6.10%
Annaly Capital Management Inc.	18,042	231,118
Apartment Investment & Management Co. Class A	11,160	536,684
Brandywine Realty Trust	10,358	327,727
Crescent Real Estate Equities Co.	11,038	215,462
Health Care Property Investors Inc.	15,621	428,328
Health Care REIT Inc.	7,036	254,633
Healthcare Realty Trust Inc.	5,495	181,830
Host Hotels & Resorts Inc.	60,019	1,273,603
HRPT Properties Trust	24,135	283,586
iStar Financial Inc.	13,180	524,037
Liberty Property Trust	10,142	475,153
Mack-Cali Realty Corp.	7,167	346,238
New Century Financial Corp.	5,822	254,189
New Plan Excel Realty Trust Inc.	11,978	310,470
Reckson Associates Realty Corp.	9,491	422,634
Thornburg Mortgage Inc.	12,818	328,141

		6,393,833
RETAIL—3.43%
AutoNation Inc.(2)	18,239	359,308
BJ’s Wholesale Club Inc.(2)	7,784	221,688
Dillard’s Inc. Class A	7,668	230,270
Family Dollar Stores Inc.	16,778	381,196
Foot Locker Inc.	18,206	494,657
Limited Brands Inc.	38,682	973,239
OfficeMax Inc.	8,071	331,799
RadioShack Corp.	15,811	255,664
Rite Aid Corp.(2)	60,119	253,702
United Auto Group Inc.	4,563	97,603

		3,599,126
SAVINGS & LOANS—2.04%
Astoria Financial Corp.	10,790	321,003
Downey Financial Corp.	2,392	158,709
New York Community Bancorp Inc.	30,677	500,955
Sovereign Bancorp Inc.	45,225	933,444
Washington Federal Inc.	9,963	222,872

		2,136,983
SEMICONDUCTORS—0.24%
Atmel Corp.(2)	52,290	250,469

		250,469
TELECOMMUNICATIONS—1.48%
CenturyTel Inc.	12,636	487,371
Citizens Communications Co.	37,344	479,124
Level 3 Communications Inc.(2)	93,679	366,285
3Com Corp.(2)	45,246	214,466

		1,547,246
TOYS, GAMES & HOBBIES—1.10%
Hasbro Inc.	18,668	349,092
Mattel Inc.	44,767	807,597

		1,156,689

TRANSPORTATION—0.80%
Overseas Shipholding Group Inc.	3,417	220,021
Ryder System Inc.	7,085	357,084
YRC Worldwide Inc.(2)	6,632	263,821

		840,926

TOTAL COMMON STOCKS
(Cost: $103,746,181)		104,553,930

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.83%

CERTIFICATES OF DEPOSIT(3)—0.02%
Credit Suisse First Boston NY
5.28%, 04/23/07	$594	594
Societe Generale
5.33%, 12/08/06	5,945	5,945
Washington Mutual Bank
5.28%, 08/07/06	2,972	2,972
Wells Fargo Bank N.A.
4.78%, 12/05/06	4,756	4,756

		14,267
COMMERCIAL PAPER(3)—0.10%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	1,735	1,704
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	5,945	5,945
ASAP Funding Ltd.
5.21%, 08/08/06(4)	2,853	2,851
Barton Capital Corp.
5.29%, 08/01/06(4)	5,683	5,682
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	3,016	3,016
CC USA Inc.
5.03%, 10/24/06(4)	1,189	1,175
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	4,386	4,302
Five Finance Inc.
5.19%, 12/01/06(4)	2,675	2,628
General Electric Capital Corp.
5.26%, 08/02/06	5,945	5,944
General Electric Capital Services Inc.
5.22%, 12/11/06	594	583
General Electric Co.
5.26%, 08/02/06	5,945	5,944
Giro Funding Corp.
5.32%, 08/09/06(4)	1,783	1,781
Govco Inc.
5.22%, 08/03/06(4)	5,945	5,943
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	2,021	1,998
Landale Funding LLC
5.30%, 08/15/06(4)	6,539	6,526
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	3,247	3,198
Lockhart Funding LLC
5.28%, 08/04/06(4)	1,546	1,545

Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	14,862	14,853
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	14,249	14,234
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	9,425	9,425
Tulip Funding Corp.
5.30%, 08/01/06(4)	2,972	2,972
White Pine Finance LLC
5.12%, 10/27/06(4)	1,124	1,110

		103,359
MEDIUM-TERM NOTES(3)—0.02%
Bank of America N.A.
5.28%, 04/20/07	1,486	1,486
Cullinan Finance Corp.
5.71%, 06/28/07(4)	4,459	4,459
K2 USA LLC
5.39%, 06/04/07(4)	4,459	4,459
Marshall & Ilsley Bank
5.18%, 12/15/06	5,945	5,952
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	6,955	6,956
US Bank N.A.
2.85%, 11/15/06	1,189	1,183

		24,495
MONEY MARKET FUNDS—0.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	168,377	168,377

		168,377
REPURCHASE AGREEMENTS(3)—0.18%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $11,891 (collateralized by non-U.S. Government debt securities, value $12,267, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$11,889	11,889
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $23,782 (collateralized by non-U.S. Government debt securities, value $24,296, 5.00% to 5.50%, 2/1/34 to 7/1/34).	23,779	23,779
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $8,918 (collateralized by non-U.S. Government debt securities, value $9,825, 0.20% to 6.43%, 9/25/20 to 6/23/46).	8,917	8,917
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $26,755 (collateralized by non-U.S. Government debt securities, value $28,137, 4.92% to 5.93%, 10/25/33 to 10/25/35).	26,751	26,751
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $3,568 (collateralized by non-U.S. Government debt securities, value $4,026, 0.00% to 10.00%, 9/10/34 to 5/9/36).	3,567	3,567

Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $11,891 (collateralized by non-U.S. Government debt securities, value $12,148, 3.00% to 8.57%, 10/15/06 to 2/15/38).	11,889	11,889
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $5,946 (collateralized by U.S. Government obligations, value $6,074, 4.81% to 5.82%, 1/1/33 to 7/1/36).	5,945	5,945
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $5,946 (collateralized by non-U.S. Government debt securities, value $6,253, 5.97% to 9.01%, 10/27/10 to 3/25/37).	5,945	5,945
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $5,054 (collateralized by non-U.S. Government debt securities, value $5,315, 0.00% to 10.00%, 8/1/06 to 7/31/36).	5,053	5,053
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $17,837 (collateralized by non-U.S. Government debt securities, value $18,639, 0.66% to 9.61%, 2/22/11 to 7/25/46).	17,834	17,834
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $7,432 (collateralized by non-U.S. Government debt securities, value $7,680, 0.00% to 10.13%, 10/15/06 to 10/1/25).	7,431	7,431
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $29,728 (collateralized by U.S. Government obligations, value $30,511, 4.48% to 6.50%, 6/1/20 to 7/1/36).	29,724	29,724
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $5,946 (collateralized by non-U.S. Government debt securities, value $6,379, 3.22% to 7.30%, 5/15/07 to 10/25/45).	5,945	5,945
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $2,081 (collateralized by non-U.S. Government debt securities, value $2,147, 0.00% to 10.00%, 8/1/06 to 7/31/36).	2,081	2,081
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $4,357 (collateralized by non-U.S. Government debt securities, value $4,407, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	4,161	4,161
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $11,891 (collateralized by non-U.S. Government debt securities, value $12,488, 0.00% to 6.16%, 10/10/06 to 5/15/44).	11,889	11,889

		182,800
TIME DEPOSITS(3)—0.03%
Deutsche Bank AG
5.31%, 08/01/06	2,377	2,377
Rabobank Nederland NV
5.29%, 08/01/06	14,862	14,862
Societe Generale
5.29%, 08/01/06	8,917	8,917
Wells Fargo Bank N.A.
5.30%, 08/01/06	8,917	8,917

		35,073

VARIABLE & FLOATING RATE NOTES(3)—0.32%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	15,218	15,220
American Express Bank
5.37%, 02/28/07	5,945	5,944
American Express Centurion Bank
5.46%, 07/19/07	6,539	6,546
American Express Credit Corp.
5.43%, 07/05/07	1,783	1,784
ASIF Global Financing
5.17%, 05/03/07(4)	594	595
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	3,864	3,864
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	8,620	8,620
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	15,159	15,160
BMW US Capital LLC
5.37%, 07/13/07(4)	5,945	5,945
BNP Paribas
5.14%, 05/18/07(4)	10,998	10,998
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	4,340	4,340
CC USA Inc.
5.48%, 07/30/07(4)	2,972	2,973
Commodore CDO Ltd.
5.38%, 06/12/07(4)	1,486	1,486
Credit Agricole SA
5.48%, 07/23/07	5,945	5,945
Credit Suisse First Boston NY
5.51%, 04/24/07	2,972	2,973
Cullinan Finance Corp.
5.36%, 04/25/07(4)	1,486	1,486
DEPFA Bank PLC
5.37%, 06/15/07	5,945	5,945
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	6,836	6,837
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	5,945	5,945
Fifth Third Bancorp
5.38%, 06/22/07(4)	11,889	11,889
First Tennessee Bank N.A.
5.21%, 08/25/06	1,783	1,783
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	5,945	5,944
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	6,242	6,244
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	8,917	8,919
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	5,945	5,945
JP Morgan Chase & Co.
5.32%, 08/02/07	4,459	4,459
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	4,459	4,459
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	6,205	6,205
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	7,431	7,429

Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	6,539	6,539
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	2,619	2,619
Marshall & Ilsley Bank
5.35%, 07/13/07	3,270	3,270
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	8,917	8,917
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	594	594
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	749	749
Mound Financing PLC
5.32%, 05/08/07(4)	5,588	5,588
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	5,945	5,945
National City Bank of Indiana
5.17%, 05/21/07	2,972	2,973
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	19,618	19,623
Newcastle Ltd.
5.42%, 04/24/07(4)	2,096	2,095
Northern Rock PLC
5.39%, 08/03/07(4)	7,134	7,134
Principal Life Global Funding I
5.81%, 02/08/07	2,675	2,682
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	4,459	4,458
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	5,945	5,945
Strips III LLC
5.45%, 07/24/07(4)	1,486	1,486
SunTrust Bank
5.32%, 05/01/07	5,945	5,945
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	14,505	14,504
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	8,323	8,323
US Bank N.A.
5.33%, 09/29/06	2,675	2,675
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	9,046	9,045
Wachovia Bank N.A.
5.36%, 05/22/07	11,889	11,889
Wells Fargo & Co.
5.38%, 08/15/07(4)	2,972	2,973
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	4,459	4,459
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	19,320	19,317
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	2,008	2,007

		337,636

TOTAL SHORT-TERM INVESTMENTS
(Cost: $866,007)		866,007

TOTAL INVESTMENTS IN SECURITIES —100.62%
(Cost: $104,612,188)		105,419,937
Other Assets, Less Liabilities —(0.62)%		(644,414)

NET ASSETS —100.00%		$104,775,523

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.34%
ADVO Inc.	9,467	$342,800

		342,800
AEROSPACE & DEFENSE—2.73%
Curtiss-Wright Corp.	13,057	379,436
EDO Corp.	4,922	110,450
Esterline Technologies Corp.(1)	7,520	318,322
GenCorp Inc.(1)	13,388	196,937
K&F Industries Holdings Inc.(1)	5,493	87,998
Kaman Corp.	6,686	122,688
Moog Inc. Class A(1)	11,039	382,943
Orbital Sciences Corp.(1)	16,760	300,172
Sequa Corp. Class A(1)	1,456	118,023
Teledyne Technologies Inc.(1)	9,356	357,025
Triumph Group Inc.(1)	4,680	224,593
United Industrial Corp.	2,738	123,183

		2,721,770
AGRICULTURE—0.67%
Andersons Inc.	4,545	169,892
Delta & Pine Land Co.	10,885	372,376
Vector Group Ltd.	7,976	129,131

		671,399
AIRLINES—1.06%
Alaska Air Group Inc.(1)	11,707	434,681
Republic Airways Holdings Inc.(1)	9,955	165,452
SkyWest Inc.	18,938	459,247

		1,059,380
APPAREL—2.31%
Columbia Sportswear Co.(1)	4,039	200,819
K-Swiss Inc. Class A	7,660	214,250
Phillips-Van Heusen Corp.	16,466	585,037
Quiksilver Inc.(1)	36,410	471,510
Skechers U.S.A. Inc. Class A(1)	7,251	158,144
Warnaco Group Inc. (The)(1)	13,925	248,004
Wolverine World Wide Inc.	16,698	424,797

		2,302,561
BANKS—5.82%
Bank Mutual Corp.	18,098	222,967
Bank of the Ozarks Inc.	3,665	117,793
Boston Private Financial Holdings Inc.	9,377	235,644
Capitol Bancorp Ltd.	4,346	173,405
CVB Financial Corp.	18,037	268,571
First Community Bancorp	6,665	365,775
First Republic Bank	7,921	336,880

Fremont General Corp.	20,101	356,793
Frontier Financial Corp.	8,867	342,532
Glacier Bancorp Inc.	9,754	298,863
Hancock Holding Co.	8,054	415,586
Hanmi Financial Corp.	15,372	292,683
Prosperity Bancshares Inc.	9,584	337,069
Sterling Bancshares Inc.	14,083	275,886
Texas Regional Bancshares Inc. Class A	15,063	571,038
UCBH Holdings Inc.	28,488	475,180
United Community Banks Inc.	11,813	372,582
Wintrust Financial Corp.	7,220	346,632

		5,805,879
BIOTECHNOLOGY—2.02%
Alexion Pharmaceuticals Inc.(1)	9,583	329,272
Bio-Rad Laboratories Inc. Class A(1)	5,353	352,709
Cambrex Corp.	8,397	178,940
Exelixis Inc.(1)	24,599	218,931
Myriad Genetics Inc.(1)	11,771	289,802
Nektar Therapeutics(1)	26,653	434,444
Regeneron Pharmaceuticals Inc.(1)	15,258	208,424

		2,012,522
BUILDING MATERIALS—1.67%
Comfort Systems USA Inc.	11,341	156,166
ElkCorp	5,825	145,276
Genlyte Group Inc. (The)(1)	7,458	518,704
Goodman Global Inc.(1)	6,818	83,861
Interline Brands Inc.(1)	8,916	194,369
NCI Building Systems Inc.(1)	6,055	283,011
Universal Forest Products Inc.	5,588	283,815

		1,665,202
CHEMICALS—1.12%
Arch Chemicals Inc.	7,289	258,322
Hercules Inc.(1)	29,995	416,931
NewMarket Corp.	4,391	218,584
Spartech Corp.	9,720	224,338

		1,118,175
COAL—0.26%
Alpha Natural Resources Inc.(1)	15,932	257,620

		257,620
COMMERCIAL SERVICES—7.24%
Advance America Cash Advance Centers Inc.	18,505	246,487
AMN Healthcare Services Inc.(1)	9,705	217,974
Arbitron Inc.	8,992	329,197
BearingPoint Inc.(1)	55,661	445,288
CBIZ Inc.(1)	17,618	130,021
CDI Corp.	3,672	71,788
Cenveo Inc.(1)	12,480	238,742
Consolidated Graphics Inc.(1)	3,737	183,823
Corrections Corp. of America(1)	12,054	658,148
Cross Country Healthcare Inc.(1)	7,754	138,564
Escala Group Inc.(1)(2)	1,387	7,518
FTI Consulting Inc.(1)	11,992	314,790
Gevity HR Inc.	7,724	171,550
Heidrick & Struggles International Inc.(1)	5,449	176,112
Jackson Hewitt Tax Service Inc.	9,017	307,750
Kelly Services Inc. Class A	5,803	157,087
Korn/Ferry International(1)	12,790	237,510
Live Nation Inc.(1)	17,283	362,252

MAXIMUS Inc.	6,338	172,013
McGrath RentCorp	6,967	188,248
MPS Group Inc.(1)	30,609	397,611
PAREXEL International Corp.(1)	7,905	234,541
PRA International(1)	5,995	138,724
Quanta Services Inc.(1)	30,213	482,199
Rollins Inc.	10,585	223,661
Source Interlink Companies Inc.(1)	9,701	111,562
Spherion Corp.(1)	16,960	128,896
Steiner Leisure Ltd.(1)	4,938	198,409
Viad Corp.	6,233	202,448
Wright Express Corp.(1)	11,935	357,453

		7,230,366
COMPUTERS—2.89%
Advanced Digital Information Corp.(1)	17,307	208,722
BISYS Group Inc. (The)(1)	36,038	442,547
Brocade Communications Systems Inc.(1)	81,386	509,476
Covansys Corp.(1)	5,164	76,582
Electronics For Imaging Inc.(1)	17,137	345,825
Hutchinson Technology Inc.(1)	7,676	138,552
Komag Inc.(1)	9,141	350,192
Manhattan Associates Inc.(1)	8,032	169,154
Mentor Graphics Corp.(1)	23,896	329,287
MTS Systems Corp.	5,424	199,929
Syntel Inc.	5,483	114,375

		2,884,641
COSMETICS & PERSONAL CARE—0.30%
Chattem Inc.(1)	4,879	165,544
Elizabeth Arden Inc.(1)	7,835	132,255

		297,799
DISTRIBUTION & WHOLESALE—0.75%
Aviall Inc.(1)	8,888	422,447
Watsco Inc.	7,338	325,220

		747,667
DIVERSIFIED FINANCIAL SERVICES—1.65%
Accredited Home Lenders Holding Co.(1)(2)	5,945	269,487
Advanta Corp. Class B	5,141	185,230
Asset Acceptance Capital Corp.(1)	4,333	78,774
Financial Federal Corp.	8,278	222,430
Knight Capital Group Inc. Class A(1)	31,208	516,180
Ocwen Financial Corp.(1)	11,496	159,564
World Acceptance Corp.(1)	5,139	213,269

		1,644,934
ELECTRIC—0.85%
El Paso Electric Co.(1)	14,914	326,915
ITC Holdings Corp.	4,679	145,564
NorthWestern Corp.	7,960	276,212
Pike Electric Corp.(1)	5,359	96,516

		845,207
ELECTRICAL COMPONENTS & EQUIPMENT—1.73%
Advanced Energy Industries Inc.(1)	10,323	133,580
Belden CDT Inc.	12,747	413,640
EnerSys(1)	5,971	107,657
General Cable Corp.(1)	15,304	546,353
Greatbatch Inc.(1)	6,393	156,692
Littelfuse Inc.(1)	6,938	234,366
Power-One Inc.(1)	21,381	135,128

		1,727,416

ELECTRONICS—3.22%
Benchmark Electronics Inc.(1)	19,099	464,679
Brady Corp. Class A	12,106	408,699
Checkpoint Systems Inc.(1)	11,785	194,453
Cubic Corp.	4,855	97,391
KEMET Corp.(1)	25,737	215,419
Orbotech Ltd.(1)	9,568	206,286
Paxar Corp.(1)	11,301	208,164
Plexus Corp.(1)	13,736	342,301
Rofin-Sinar Technologies Inc.(1)	4,648	250,202
Technitrol Inc.	11,500	284,970
TTM Technologies Inc.(1)	10,924	120,601
Varian Inc.(1)	9,275	417,190

		3,210,355
ENERGY - ALTERNATE SOURCES—0.29%
Headwaters Inc.(1)	12,473	288,625

		288,625
ENGINEERING & CONSTRUCTION—1.14%
Dycom Industries Inc.(1)	11,862	213,397
Granite Construction Inc.	10,383	451,557
Infrasource Services Inc.(1)	8,224	152,802
Insituform Technologies Inc. Class A(1)	7,952	171,366
Perini Corp.(1)	6,528	147,663

		1,136,785
ENTERTAINMENT—0.15%
Isle of Capri Casinos Inc.(1)	6,135	144,970

		144,970
ENVIRONMENTAL CONTROL—1.26%
Clean Harbors Inc.(1)	4,399	162,279
Mine Safety Appliances Co.	8,130	323,086
Tetra Tech Inc.(1)	17,282	277,030
Waste Connections Inc.(1)	13,290	496,780

		1,259,175
FOOD—1.46%
Flowers Foods Inc.	16,759	477,296
Hain Celestial Group Inc.(1)	11,645	251,532
J&J Snack Foods Corp.	4,270	128,484
Performance Food Group Co.(1)	10,317	287,535
Pilgrim’s Pride Corp.	12,227	312,522

		1,457,369
FOREST PRODUCTS & PAPER—0.49%
Deltic Timber Corp.	3,448	170,262
Longview Fibre Co.	15,260	321,070

		491,332
HAND & MACHINE TOOLS—0.62%
Baldor Electric Co.	8,786	260,066
Regal-Beloit Corp.	9,133	363,037

		623,103
HEALTH CARE - PRODUCTS—1.78%
Arrow International Inc.	6,708	212,845
Oakley Inc.	8,182	132,548
Orthofix International NV(1)	4,686	184,628
PolyMedica Corp.	6,816	263,847

Steris Corp.	20,559	476,352
Vital Sign Inc.	2,452	126,253
West Pharmaceutical Services Inc.	9,768	378,998

		1,775,471
HEALTH CARE - SERVICES—2.76%
Amedisys Inc.(1)	4,646	177,431
AMERIGROUP Corp.(1)	15,521	451,661
Centene Corp.(1)	12,788	207,805
Genesis HealthCare Corp.(1)	5,763	279,909
LifePoint Hospitals Inc.(1)	16,034	540,185
Magellan Health Services Inc.(1)	11,013	529,395
Odyssey Healthcare Inc.(1)	10,453	188,259
Sunrise Senior Living Inc.(1)	13,235	382,227

		2,756,872
HOME BUILDERS—0.42%
Champion Enterprises Inc.(1)	23,033	152,709
Winnebago Industries Inc.(2)	9,301	268,892

		421,601
HOME FURNISHINGS—0.50%
American Woodmark Corp.	3,207	108,974
Sealy Corp.	8,554	116,848
Tempur-Pedic International Inc.(1)(2)	18,763	272,064

		497,886
HOUSEHOLD PRODUCTS & WARES—1.18%
Central Garden & Pet Co.(1)	6,429	254,203
Fossil Inc.(1)	14,255	258,871
Playtex Products Inc.(1)	17,293	195,757
Prestige Brands Holdings Inc.(1)	10,841	95,184
Spectrum Brands Inc.(1)	11,881	80,434
Yankee Candle Co. Inc. (The)	12,256	297,943

		1,182,392
INSURANCE—1.32%
Bristol West Holdings Inc.	5,813	84,289
First Acceptance Corp.(1)	5,569	67,051
Hilb, Rogal & Hobbs Co.	10,704	433,512
Universal American Financial Corp.(1)	11,648	144,435
USI Holdings Corp.(1)	11,854	147,227
Zenith National Insurance Corp.	11,096	443,618

		1,320,132
INTERNET—1.71%
Ariba Inc.(1)	22,759	177,520
Avocent Corp.(1)	14,862	380,170
Priceline.com Inc.(1)	7,485	201,197
RealNetworks Inc.(1)	32,736	327,033
RSA Security Inc.(1)	22,669	625,211

		1,711,131
IRON & STEEL—1.10%
AK Steel Holding Corp.(1)	30,836	398,401
Chaparral Steel Co.(1)	6,818	478,555
Schnitzer Steel Industries Inc. Class A	6,611	224,113

		1,101,069
LEISURE TIME—0.38%
Callaway Golf Co.	20,713	262,019
Nautilus Inc.(2)	9,714	122,008

		384,027

LODGING—1.14%
Ameristar Casinos Inc.	6,809	128,350
Aztar Corp.(1)	10,705	553,877
Gaylord Entertainment Co.(1)	12,012	459,099

		1,141,326
MACHINERY—1.08%
Albany International Corp. Class A	8,533	306,591
Applied Industrial Technologies Inc.	11,977	279,304
Nordson Corp.	9,052	411,866
Sauer-Danfoss Inc.	3,385	82,899

		1,080,660
MANUFACTURING—1.48%
Barnes Group Inc.	11,294	192,111
Blount International Inc.(1)	11,417	124,445
CLARCOR Inc.	15,407	438,021
Matthews International Corp. Class A	9,558	328,222
Myers Industries Inc.	8,197	136,398
Smith (A.O.) Corp.	6,052	259,389

		1,478,586
MEDIA—0.51%
Gemstar-TV Guide International Inc.(1)	74,254	213,852
Martha Stewart Living Omnimedia Inc. Class A(1)(2)	7,177	121,722
Radio One Inc. Class A(1)	3,278	23,438
Radio One Inc. Class D(1)	21,006	150,823

		509,835
METAL FABRICATE & HARDWARE—1.30%
Kaydon Corp.	8,368	303,340
NS Group Inc.(1)	6,683	338,026
Quanex Corp.	11,183	405,831
Valmont Industries Inc.	4,878	248,046

		1,295,243
MINING—0.92%
AMCOL International Corp.	7,429	172,130
Coeur d’Alene Mines Corp.(1)	83,674	399,962
Hecla Mining Co.(1)	34,682	182,427
Stillwater Mining Co.(1)	13,774	160,605

		915,124
OFFICE & BUSINESS EQUIPMENT—0.29%
Global Imaging Systems Inc.(1)	6,881	290,929

		290,929
OFFICE FURNISHINGS—0.36%
Interface Inc. Class A(1)	14,407	176,774
Knoll Inc.	10,509	180,755

		357,529
OIL & GAS—4.61%
Alon USA Energy Inc.	3,353	128,520
Berry Petroleum Co. Class A	11,697	393,487
Comstock Resources Inc.(1)	12,912	379,871
Encore Acquisition Co.(1)	15,098	459,885
Energy Partners Ltd.(1)	10,843	197,017
Giant Industries Inc.(1)	4,411	314,990
Grey Wolf Inc.(1)	57,068	437,141
Mariner Energy Inc.(1)	23,872	429,935
Parker Drilling Co.(1)	31,363	227,695

Penn Virginia Corp.	5,593	381,778
Petrohawk Energy Corp.(1)	49,572	580,984
Petroleum Development Corp.(1)	4,894	217,979
Rosetta Resources Inc.(1)(2)	14,966	269,538
Western Refining Inc.	8,178	188,012

		4,606,832
OIL & GAS SERVICES—2.44%
Lone Star Technologies Inc.(1)	9,143	430,635
Newpark Resources Inc.(1)	26,163	160,379
Oceaneering International Inc.(1)	16,033	700,963
Universal Compression Holdings Inc.(1)	8,919	568,140
Veritas DGC Inc.(1)	9,964	570,638

		2,430,755
PHARMACEUTICALS—2.20%
Alpharma Inc. Class A	12,957	292,569
Andrx Corp.(1)	21,782	519,501
CV Therapeutics Inc.(1)	13,254	162,362
Isis Pharmaceuticals Inc.(1)	21,116	126,907
NBTY Inc.(1)	18,106	534,670
Nuvelo Inc.(1)	14,542	247,214
Par Pharmaceutical Companies Inc.(1)	10,331	157,444
ViroPharma Inc.(1)	20,168	156,907

		2,197,574
REAL ESTATE—0.37%
Trammell Crow Co.(1)	10,732	369,825

		369,825
REAL ESTATE INVESTMENT TRUSTS—6.00%
Acadia Realty Trust	8,741	208,385
American Financial Realty Trust	38,365	444,267
EastGroup Properties Inc.	6,574	309,175
Equity Inns Inc.	16,557	261,104
Equity Lifestyle Properties Inc.	6,588	283,086
Glimcher Realty Trust	11,126	263,130
Highland Hospitality Corp.	16,708	223,052
Highwoods Properties Inc.	15,989	595,430
Home Properties Inc.	10,292	574,088
Innkeepers USA Trust	13,313	224,590
Lexington Corporate Properties Trust	15,695	312,644
Pennsylvania Real Estate Investment Trust	11,086	436,567
Saul Centers Inc.	3,440	137,256
Strategic Hotels & Resorts Inc.	21,612	431,159
Sunstone Hotel Investors Inc.	17,270	489,777
Tanger Factory Outlet Centers Inc.	9,101	299,423
Washington Real Estate Investment Trust	13,362	495,463

		5,988,596
RETAIL—7.57%
Applebee’s International Inc.	22,127	392,976
Big Lots Inc.(1)	34,156	551,961
Cabela’s Inc. Class A(1)(2)	12,932	240,406
Casey’s General Store Inc.	15,111	341,962
Cash America International Inc.	8,800	301,400
CEC Entertainment Inc.(1)	10,262	303,037
Charming Shoppes Inc.(1)	36,420	375,490
CKE Restaurants Inc.(2)	16,286	250,804
Conn’s Inc.(1)	3,724	95,781
CSK Auto Corp.(1)	13,630	165,059
Fred’s Inc.	11,449	137,274
Genesco Inc.(1)	7,089	191,899

Hot Topic Inc.(1)	12,966	190,730
Longs Drug Stores Corp.	8,980	369,258
Men’s Wearhouse Inc. (The)	14,630	455,139
New York & Co. Inc.(1)	6,796	68,911
99 Cents Only Stores(1)	15,140	156,699
Pacific Sunwear of California Inc.(1)	21,668	361,422
Pantry Inc. (The)(1)	6,742	332,313
Papa John’s International Inc.(1)	6,970	224,016
PETCO Animal Supplies Inc.(1)	17,300	485,611
Rare Hospitality International Inc.(1)	9,889	260,081
Retail Ventures Inc.(1)	7,762	133,972
Ruby Tuesday Inc.(2)	17,377	381,599
School Specialty Inc.(1)	6,285	201,120
Steak n Shake Co. (The)(1)	7,980	117,944
Stein Mart Inc.	8,239	106,201
Tween Brands Inc.(1)	9,860	366,989

		7,560,054
SAVINGS & LOANS—3.18%
BankUnited Financial Corp. Class A	10,611	313,979
Brookline Bancorp Inc.	18,241	236,768
Commercial Capital Bancorp Inc.	16,463	261,432
Fidelity Bankshares Inc.	7,168	275,968
First Niagara Financial Group Inc.	33,253	486,491
Harbor Florida Bancshares Inc.	6,554	289,818
KNBT Bancorp Inc.	8,095	128,791
Northwest Bancorp Inc.	6,400	161,600
Provident Financial Services Inc.	19,230	346,909
Provident New York Bancorp	13,418	181,009
Sterling Financial Corp. (Washington)	10,271	328,364
TierOne Corp.	4,802	163,364

		3,174,493
SEMICONDUCTORS—3.42%
AMIS Holdings Inc.(1)	13,785	129,303
Applied Micro Circuits Corp.(1)	87,334	225,322
Brooks Automation Inc.(1)	22,039	248,820
Cabot Microelectronics Corp.(1)	7,165	213,374
Cirrus Logic Inc.(1)	23,060	160,728
Conexant Systems Inc.(1)	140,612	251,695
Credence Systems Corp.(1)	27,433	77,361
DSP Group Inc.(1)	8,888	212,956
Emulex Corp.(1)	24,729	368,215
Entegris Inc.(1)	37,040	350,028
Lattice Semiconductor Corp.(1)	33,246	196,151
MKS Instruments Inc.(1)	11,223	231,979
Photronics Inc.(1)	12,108	169,149
Skyworks Solutions Inc.(1)	47,295	207,625
TriQuint Semiconductor Inc.(1)	41,254	194,719
Veeco Instruments Inc.(1)	7,739	172,425

		3,409,850
SOFTWARE—3.52%
American Reprographics Co.(1)	7,628	243,943
Avid Technology Inc.(1)	12,574	443,108
Covad Communications Group Inc.(1)	85,428	136,685
CSG Systems International Inc.(1)	14,296	372,268
eFunds Corp.(1)	14,177	298,142
FileNET Corp.(1)	12,368	393,550
infoUSA Inc.	10,849	103,282
Keane Inc.(1)	15,331	221,073
Lawson Software Inc.(1)	41,436	277,621
ManTech International Corp. Class A(1)	5,359	151,070

Midway Games Inc.(1)(2)	3,623	34,056
Parametric Technology Corp.(1)	33,202	513,303
Progress Software Corp.(1)	11,986	271,243
Schawk Inc.	3,214	53,224

		3,512,568
TELECOMMUNICATIONS—2.85%
Andrew Corp.(1)	48,195	407,248
Arris Group Inc.(1)	31,946	341,503
Broadwing Corp.(1)	18,761	172,414
Centennial Communications Corp.	7,565	40,246
Dobson Communications Corp. Class A(1)	44,482	298,474
Extreme Networks Inc.(1)	31,479	119,935
General Communication Inc. Class A(1)	13,175	157,178
Powerwave Technologies Inc.(1)	32,733	259,900
RF Micro Devices Inc.(1)	56,221	346,321
SafeNet Inc.(1)	7,431	126,624
Sycamore Networks Inc.(1)	55,944	203,636
Syniverse Holdings Inc.(1)	8,231	115,069
UTStarcom Inc.(1)	31,294	260,053

		2,848,601
TOYS, GAMES & HOBBIES—0.63%
LeapFrog Enterprises Inc.(1)	9,056	90,379
Marvel Entertainment Inc.(1)	18,504	327,151
RC2 Corp.(1)	6,377	215,989

		633,519
TRANSPORTATION—2.54%
American Commercial Lines Inc.(1)	7,101	390,200
Florida East Coast Industries Inc.	6,859	321,276
GulfMark Offshore Inc.(1)	5,365	170,071
Heartland Express Inc.	18,150	273,158
Hub Group Inc. Class A(1)	12,055	272,202
Old Dominion Freight Line Inc.(1)	9,796	319,154
OMI Corp.	20,663	455,826
Pacer International Inc.	11,236	335,395

		2,537,282
TRUCKING & LEASING—0.24%
Greenbrier Companies Inc. (The)	4,110	114,176
TAL International Group Inc.(1)	5,127	124,484

		238,660

TOTAL COMMON STOCKS
(Cost: $100,709,533)		99,675,474

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.46%

CERTIFICATES OF DEPOSIT(3)—0.03%
Credit Suisse First Boston NY
5.28%, 04/23/07	$1,202	1,202
Societe Generale
5.33%, 12/08/06	12,078	12,078
Washington Mutual Bank
5.28%, 08/07/06	6,039	6,039
Wells Fargo Bank N.A.
4.78%, 12/05/06	9,663	9,663

		28,982

COMMERCIAL PAPER(3)—0.21%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	3,524	3,467
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	12,078	12,078
ASAP Funding Ltd.
5.21%, 08/08/06(4)	5,798	5,792
Barton Capital Corp.
5.29%, 08/01/06(4)	11,546	11,546
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	6,129	6,128
CC USA Inc.
5.03%, 10/24/06(4)	2,416	2,387
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	8,910	8,740
Five Finance Inc.
5.19%, 12/01/06(4)	5,435	5,340
General Electric Capital Corp.
5.26%, 08/02/06	12,078	12,077
General Electric Capital Services Inc.
5.22%, 12/11/06	1,208	1,185
General Electric Co.
5.26%, 08/02/06	12,078	12,077
Giro Funding Corp.
5.32%, 08/09/06(4)	3,624	3,619
Govco Inc.
5.22%, 08/03/06(4)	12,078	12,075
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	4,107	4,060
Landale Funding LLC
5.30%, 08/15/06(4)	13,286	13,259
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	6,597	6,497
Lockhart Funding LLC
5.28%, 08/04/06(4)	3,140	3,139
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	30,196	30,179
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	28,951	28,921
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	19,149	19,149
Tulip Funding Corp.
5.30%, 08/01/06(4)	6,039	6,039
White Pine Finance LLC
5.12%, 10/27/06(4)	2,283	2,255

		210,009
MEDIUM-TERM NOTES(3)—0.05%
Bank of America N.A.
5.28%, 04/20/07	3,020	3,020
Cullinan Finance Corp.
5.71%, 06/28/07(4)	9,059	9,059
K2 USA LLC
5.39%, 06/04/07(4)	9,059	9,059
Marshall & Ilsley Bank
5.18%, 12/15/06	12,078	12,094
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	14,132	14,131
US Bank N.A.
2.85%, 11/15/06	2,416	2,403

		49,766

MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	40,598	40,598

		40,598
REPURCHASE AGREEMENTS(3)—0.37%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $24,161 (collateralized by non-U.S. Government debt securities, value $24,924, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$24,157	24,157
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $48,320 (collateralized by non-U.S. Government debt securities, value $49,363, 5.00% to 5.50%, 2/1/34 to 7/1/34).	48,313	48,313
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $18,121 (collateralized by non-U.S. Government debt securities, value $19,963, 0.20% to 6.43%, 9/25/20 to 6/23/46).	18,118	18,118
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $54,361 (collateralized by non-U.S. Government debt securities, value $57,167, 4.92% to 5.93%, 10/25/33 to 10/25/35).	54,353	54,353
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $7,248 (collateralized by non-U.S. Government debt securities, value $8,181, 0.00% to 10.00%, 9/10/34 to 5/9/36).	7,247	7,247
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $24,161 (collateralized by non-U.S. Government debt securities, value $24,682, 3.00% to 8.57%, 10/15/06 to 2/15/38).	24,157	24,157
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $12,080 (collateralized by U.S. Government obligations, value $12,341, 4.81% to 5.82%, 1/1/33 to 7/1/36).	12,078	12,078
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $12,080 (collateralized by non-U.S. Government debt securities, value $12,704, 5.97% to 9.01%, 10/27/10 to 3/25/37).	12,078	12,078
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $10,269 (collateralized by non-U.S. Government debt securities, value $10,798, 0.00% to 10.00%, 8/1/06 to 7/31/36).	10,267	10,267
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $36,240 (collateralized by non-U.S. Government debt securities, value $37,871, 0.66% to 9.61%, 2/22/11 to 7/25/46).	36,235	36,235

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $15,100 (collateralized by non-U.S. Government debt securities, value $15,605, 0.00% to 10.13%, 10/15/06 to 10/1/25).	15,098	15,098
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $60,401 (collateralized by U.S. Government obligations, value $61,991, 4.48% to 6.50%, 6/1/20 to 7/1/36).	60,392	60,392
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $12,080 (collateralized by non-U.S. Government debt securities, value $12,960, 3.22% to 7.30%, 5/15/07 to 10/25/45).	12,078	12,078
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $4,228 (collateralized by non-U.S. Government debt securities, value $4,361, 0.00% to 10.00%, 8/1/06 to 7/31/36).	4,227	4,227
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $8,854 (collateralized by non-U.S. Government debt securities, value $8,953, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	8,455	8,455
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $24,161 (collateralized by non-U.S. Government debt securities, value $25,372, 0.00% to 6.16%, 10/10/06 to 5/15/44).	24,157	24,157

		371,410
TIME DEPOSITS(3)—0.07%
Deutsche Bank AG
5.31%, 08/01/06	4,830	4,830
Rabobank Nederland NV
5.29%, 08/01/06	30,196	30,196
Societe Generale
5.29%, 08/01/06	18,118	18,118
Wells Fargo Bank N.A.
5.30%, 08/01/06	18,118	18,118

		71,262
VARIABLE & FLOATING RATE NOTES(3)—0.69%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	30,921	30,924
American Express Bank
5.37%, 02/28/07	12,078	12,078
American Express Centurion Bank
5.46%, 07/19/07	13,286	13,301
American Express Credit Corp.
5.43%, 07/05/07	3,624	3,626
ASIF Global Financing
5.17%, 05/03/07(4)	1,208	1,208
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	7,851	7,851
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	17,514	17,515
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	30,800	30,801
BMW US Capital LLC
5.37%, 07/13/07(4)	12,078	12,078
BNP Paribas
5.14%, 05/18/07(4)	22,345	22,345

Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	8,817	8,817
CC USA Inc.
5.48%, 07/30/07(4)	6,039	6,040
Commodore CDO Ltd.
5.38%, 06/12/07(4)	3,020	3,020
Credit Agricole SA
5.48%, 07/23/07	12,078	12,078
Credit Suisse First Boston NY
5.51%, 04/24/07	6,039	6,039
Cullinan Finance Corp.
5.36%, 04/25/07(4)	3,020	3,020
DEPFA Bank PLC
5.37%, 06/15/07	12,078	12,078
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	13,890	13,892
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	12,078	12,078
Fifth Third Bancorp
5.38%, 06/22/07(4)	24,157	24,157
First Tennessee Bank N.A.
5.21%, 08/25/06	3,624	3,624
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	12,078	12,077
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	12,682	12,686
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	18,117	18,120
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	12,078	12,078
JP Morgan Chase & Co.
5.32%, 08/02/07	9,059	9,059
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	9,059	9,058
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	12,608	12,607
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	15,098	15,094
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	13,286	13,285
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	5,322	5,322
Marshall & Ilsley Bank
5.35%, 07/13/07	6,643	6,643
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	18,118	18,118
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	1,208	1,208
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	1,522	1,522
Mound Financing PLC
5.32%, 05/08/07(4)	11,354	11,354
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	12,078	12,078
National City Bank of Indiana
5.17%, 05/21/07	6,039	6,040
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	39,859	39,868
Newcastle Ltd.
5.42%, 04/24/07(4)	4,258	4,257
Northern Rock PLC
5.39%, 08/03/07(4)	14,494	14,494

Principal Life Global Funding I
5.81%, 02/08/07	5,435	5,449
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	9,059	9,059
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	12,078	12,078
Strips III LLC
5.45%, 07/24/07(4)	3,020	3,020
SunTrust Bank
5.32%, 05/01/07	12,078	12,079
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	29,471	29,467
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	16,910	16,909
US Bank N.A.
5.33%, 09/29/06	5,435	5,435
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	18,379	18,379
Wachovia Bank N.A.
5.36%, 05/22/07	24,157	24,157
Wells Fargo & Co.
5.38%, 08/15/07(4)	6,039	6,040
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	9,059	9,059
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	39,255	39,248
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	4,079	4,079

		685,996

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,458,023)		1,458,023

TOTAL INVESTMENTS IN SECURITIES —101.30%
(Cost: $102,167,556)		101,133,497
Other Assets, Less Liabilities —(1.30)%		(1,302,269)

NET ASSETS —100.00%		$99,831,228

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.92%

ADVERTISING—0.38%
inVentiv Health Inc.(1)	4,891	$136,459
Marchex Inc. Class B(1)	4,234	53,983

		190,442
AEROSPACE & DEFENSE—0.47%
AAR Corp.(1)	6,116	144,827
Argon ST Inc.(1)	2,269	56,249
HEICO Corp.	1,142	35,231

		236,307
AGRICULTURE—0.14%
Tejon Ranch Co.(1)	1,685	68,765

		68,765
AIRLINES—0.39%
AirTran Holdings Inc.(1)	15,374	192,790

		192,790
APPAREL—1.40%
Crocs Inc.(1)(2)	1,661	45,960
Guess? Inc.(1)	5,351	227,953
Gymboree Corp.(1)	5,734	192,204
Iconix Brand Group Inc.(1)	5,549	77,686
Steven Madden Ltd.	3,185	106,570
Volcom Inc.(1)	2,289	46,078

		696,451
AUTO MANUFACTURERS—0.10%
A.S.V. Inc.(1)(2)	3,423	52,235

		52,235
AUTO PARTS & EQUIPMENT—0.23%
Keystone Automotive Industries Inc.(1)	2,685	114,515

		114,515
BANKS—1.22%
Centennial Bank Holdings Inc.(1)	9,903	103,189
PrivateBancorp Inc.	3,519	165,428
Signature Bank(1)	4,101	131,765
Texas Capital Bancshares Inc.(1)	4,337	84,355
Western Alliance Bancorp(1)	3,261	123,461

		608,198
BIOTECHNOLOGY—3.67%
Arena Pharmaceuticals Inc.(1)	7,926	82,034
Digene Corp.(1)	3,231	136,381
Human Genome Sciences Inc.(1)	22,344	216,960
ICOS Corp.(1)	10,217	233,356
Illumina Inc.(1)	7,255	277,359

Integra LifeSciences Holdings Corp.(1)(2)	3,457	127,425
Keryx Biopharmaceuticals Inc.(1)	6,604	75,946
LifeCell Corp.(1)	5,620	160,563
Martek Biosciences Corp.(1)	5,378	150,208
Myogen Inc.(1)	7,262	224,105
Telik Inc.(1)	8,702	147,586

		1,831,923
BUILDING MATERIALS—0.13%
Drew Industries Inc.(1)	2,874	67,050

		67,050
CHEMICALS—0.38%
American Vanguard Corp.	3,441	50,755
Symyx Technologies Inc.(1)	5,658	139,243

		189,998
COAL—0.39%
International Coal Group Inc.(1)	20,220	135,878
James River Coal Co.(1)	2,794	60,742

		196,620
COMMERCIAL SERVICES—7.50%
Aaron Rents Inc.	7,755	187,206
Administaff Inc.	4,288	135,544
Advisory Board Co. (The)(1)	2,882	133,523
Bankrate Inc.(1)	2,130	64,092
Bright Horizons Family Solutions Inc.(1)	4,497	172,910
Chemed Corp.	4,409	162,163
Coinstar Inc.(1)	4,664	113,755
Corinthian Colleges Inc.(1)	14,825	198,951
CoStar Group Inc.(1)	3,147	136,485
CRA International Inc.(1)	1,896	85,718
DeVry Inc.(1)	10,486	221,255
Euronet Worldwide Inc.(1)	5,473	139,069
First Advantage Corp. Class A(1)	1,267	24,808
Gartner Inc.(1)	11,451	163,062
Global Cash Access Inc.(1)	7,698	115,316
H&E Equipment Services Inc.(1)	2,110	55,873
Healthcare Services Group Inc.	4,106	88,731
HealthSpring Inc.(1)	3,154	58,696
Heartland Payment Systems Inc.(1)	2,621	68,277
Huron Consulting Group Inc.(1)	2,440	84,619
Labor Ready Inc.(1)	9,314	151,911
Morningstar Inc.(1)	1,694	64,152
Navigant Consulting Inc.(1)	8,619	164,451
Resources Connection Inc.(1)	8,295	196,343
Sotheby’s Holdings Inc. Class A(1)	9,071	250,632
Strayer Education Inc.	2,460	266,541
TeleTech Holdings Inc.(1)	5,963	75,134
Universal Technical Institute Inc.(1)	3,920	78,910
VistaPrint Ltd.(1)	3,648	80,694

		3,738,821
COMPUTERS—2.63%
IHS Inc. Class A(1)	2,435	77,214
Intergraph Corp.(1)	4,923	174,914
Kanbay International Inc.(1)	5,335	77,357
Kronos Inc.(1)	5,319	154,304
MICROS Systems Inc.(1)	6,642	265,680
msystems Ltd.(1)	5,551	199,836
Rackable Systems Inc.(1)	4,643	98,989
Sykes Enterprises Inc.(1)	4,133	67,451

Synaptics Inc.(1)	4,195	88,179
TALX Corp.	5,365	110,251

		1,314,175
DISTRIBUTION & WHOLESALE—1.15%
Beacon Roofing Supply Inc.(1)	7,269	132,950
Brightpoint Inc.(1)	8,433	123,712
LKQ Corp.(1)	8,530	191,072
ScanSource Inc.(1)	4,251	126,467

		574,201
DIVERSIFIED FINANCIAL SERVICES—1.52%
Calamos Asset Management Inc. Class A	3,858	104,205
Cohen & Steers Inc.	1,794	45,550
GFI Group Inc.(1)	2,600	149,136
National Financial Partners Corp.	5,712	257,268
Portfolio Recovery Associates Inc.(1)	2,664	114,072
TradeStation Group Inc.(1)	5,848	85,498

		755,729
ELECTRIC—0.13%
Ormat Technologies Inc.	1,692	62,587

		62,587
ELECTRICAL COMPONENTS & EQUIPMENT—1.26%
Encore Wire Corp.(1)	2,795	99,195
Energy Conversion Devices Inc.(1)	6,501	218,759
Intermagnetics General Corp.(1)	7,212	195,589
Medis Technologies Ltd.(1)(2)	3,383	75,103
Vicor Corp.	3,400	38,930

		627,576
ELECTRONICS—4.18%
American Science & Engineering Inc.(1)(2)	1,372	69,574
Analogic Corp.	2,302	105,293
Cogent Inc.(1)	6,776	95,880
Coherent Inc.(1)	5,328	170,816
Cymer Inc.(1)	6,637	259,639
Daktronics Inc.	5,572	156,796
Dionex Corp.(1)	3,450	190,957
Electro Scientific Industries Inc.(1)	4,863	85,492
FEI Co.(1)	4,207	91,628
FLIR Systems Inc.(1)	11,781	282,862
II-VI Inc.(1)	4,127	76,391
Ionatron Inc.(1)(2)	4,210	31,996
Itron Inc.(1)	4,313	200,727
Multi-Fineline Electronix Inc.(1)(2)	1,479	36,768
Rogers Corp.(1)	2,750	156,750
Taser International Inc.(1)	10,401	75,095

		2,086,664
ENERGY - ALTERNATE SOURCES—0.82%
Evergreen Solar Inc.(1)(2)	9,336	88,038
KFx Inc.(1)	13,580	210,762
Pacific Ethanol Inc.(1)(2)	5,794	108,637

		407,437
ENTERTAINMENT—1.75%
Bally Technologies Inc.(1)	7,957	130,972
Macrovision Corp.(1)	8,635	169,419
Pinnacle Entertainment Inc.(1)	8,215	225,337
Shuffle Master Inc.(1)(2)	6,032	175,833
Vail Resorts Inc.(1)	5,012	173,265

		874,826

FOOD—0.40%
United Natural Foods Inc.(1)	6,648	200,371

		200,371
HAND & MACHINE TOOLS—0.26%
Franklin Electric Co. Inc.	2,732	129,961

		129,961
HEALTH CARE - PRODUCTS—7.14%
American Medical Systems Holdings Inc.(1)	11,979	218,617
ArthroCare Corp.(1)	4,483	197,431
Aspect Medical Systems Inc.(1)	2,802	41,049
Biosite Inc.(1)	2,993	116,667
Cyberonics Inc.(1)	3,591	76,955
DJO Inc.(1)	3,813	150,499
ev3 Inc.(1)	3,247	54,420
FoxHollow Technologies Inc.(1)(2)	3,178	82,596
Haemonetics Corp.(1)	4,570	200,486
ICU Medical Inc.(1)	2,185	91,289
Immucor Inc.(1)	11,635	231,653
IntraLase Corp.(1)	3,672	63,672
Inverness Medical Innovations Inc.(1)	4,777	142,068
Kyphon Inc.(1)	7,570	257,834
LCA-Vision Inc.	2,880	124,272
Meridian Bioscience Inc.	3,765	79,065
NuVasive Inc.(1)	4,882	85,386
Palomar Medical Technologies Inc.(1)	2,641	100,596
PSS World Medical Inc.(1)	11,357	225,436
Sirona Dental Systems Inc.	1,819	60,736
SonoSite Inc.(1)	2,709	87,447
SurModics Inc.(1)	2,694	96,310
Symmetry Medical Inc.(1)	5,005	72,723
Syneron Medical Ltd.(1)	2,405	46,501
Thoratec Corp.(1)	8,099	111,766
Ventana Medical Systems Inc.(1)	5,743	267,681
Viasys Healthcare Inc.(1)	5,409	139,336
Visicu Inc.(1)	1,042	13,567
Wright Medical Group Inc.(1)	5,699	125,549

		3,561,607
HEALTH CARE - SERVICES—2.85%
AmSurg Corp.(1)	4,947	109,675
Healthways Inc.(1)	5,814	312,328
Matria Healthcare Inc.(1)	3,509	86,567
Molina Healthcare Inc.(1)	2,352	77,945
NightHawk Radiology Holdings Inc.(1)	1,057	21,013
Psychiatric Solutions Inc.(1)	9,050	284,984
Radiation Therapy Services Inc.(1)	1,856	51,560
United Surgical Partners International Inc.(1)	7,613	188,041
Wellcare Health Plans Inc.(1)	5,915	290,190

		1,422,303
HOME BUILDERS—0.33%
Fleetwood Enterprises Inc.(1)	10,655	75,864
Williams Scotsman International Inc.(1)	4,200	89,586

		165,450
HOME FURNISHINGS—0.18%
TiVo Inc.(1)	13,071	87,968

		87,968

INTERNET—7.25%
aQuantive Inc.(1)	11,804	241,982
Blue Nile Inc.(1)(2)	2,651	69,827
CMGI Inc.(1)	76,232	79,281
CNET Networks Inc.(1)	23,717	200,171
DealerTrack Holdings Inc.(1)	3,304	64,791
Digital Insight Corp.(1)	5,398	127,393
Digital River Inc.(1)(2)	6,752	302,760
Digitas Inc.(1)	15,163	125,095
eResearch Technology Inc.(1)(2)	6,449	54,559
GSI Commerce Inc.(1)	2,952	37,904
InfoSpace Inc.(1)	5,201	114,734
Internet Security Systems Inc.(1)	7,892	177,491
j2 Global Communications Inc.(1)	8,516	238,448
Jupitermedia Corp.(1)	3,727	37,307
NetFlix Inc.(1)(2)	9,205	190,451
Openwave Systems Inc.(1)	15,830	104,320
Opsware Inc.(1)	13,788	95,827
Redback Networks Inc.(1)	10,186	157,476
Sapient Corp.(1)	13,453	64,574
Stamps.com Inc.(1)	3,531	71,997
TIBCO Software Inc.(1)	35,979	286,393
Travelzoo Inc.(1)	455	13,450
TriZetto Group Inc. (The)(1)	7,107	96,371
ValueClick Inc.(1)	17,551	252,910
WebEx Communications Inc.(1)	7,538	258,403
Websense Inc.(1)	8,035	150,656

		3,614,571
LEISURE TIME—0.70%
Ambassadors Group Inc.	2,728	76,384
Life Time Fitness Inc.(1)	3,258	147,587
WMS Industries Inc.(1)	4,728	125,434

		349,405
LODGING—0.08%
Morgans Hotel Group Co.(1)	3,019	40,636

		40,636
MACHINERY—2.65%
Astec Industries Inc.(1)	2,743	58,152
Bucyrus International Inc. Class A	5,398	262,937
Cognex Corp.	7,151	168,764
Gardner Denver Inc.(1)	8,937	309,667
Intermec Inc.(1)	8,486	207,058
Middleby Corp. (The)(1)	1,232	96,367
Wabtec Corp.	8,293	220,262

		1,323,207
MANUFACTURING—1.55%
Actuant Corp. Class A	4,661	205,131
American Railcar Industries Inc.	1,517	41,945
Ceradyne Inc.(1)	4,280	209,249
ESCO Technologies Inc.(1)	4,364	229,939
Raven Industries Inc.	2,865	85,406

		771,670
MEDIA—0.45%
CKX Inc.(1)	7,960	93,450
Cumulus Media Inc. Class A(1)	6,068	57,646
Entravision Communications Corp.(1)	9,423	73,311

		224,407

MINING—0.85%
Apex Silver Mines Ltd.(1)	9,479	138,488
Royal Gold Inc.(2)	3,640	107,853
RTI International Metals Inc.(1)	3,862	177,961

		424,302
OIL & GAS—3.47%
Atlas America Inc.(1)	3,039	137,849
ATP Oil & Gas Corp.(1)	3,212	132,013
Atwood Oceanics Inc.(1)	4,589	215,362
Bill Barrett Corp.(1)	4,716	145,819
Bois d’Arc Energy LLC(1)	3,110	51,626
Bronco Drilling Co. Inc.(1)	2,025	41,654
Carrizo Oil & Gas Inc.(1)	3,626	107,366
Crosstex Energy Inc.	1,632	161,095
Delta Petroleum Corp.(1)	8,874	157,780
EXCO Resources Inc.(1)	8,723	112,701
Goodrich Petroleum Corp.(1)	2,295	77,915
Parallel Petroleum Corp.(1)	5,726	142,921
Pioneer Drilling Co.(1)	8,314	126,955
Warren Resources Inc.(1)	8,280	118,487

		1,729,543
OIL & GAS SERVICES—5.12%
Basic Energy Services Inc.(1)	2,614	70,578
CARBO Ceramics Inc.	3,264	126,937
Complete Production Services Inc.(1)	5,016	103,330
Core Laboratories NV(1)	4,389	320,397
Dril-Quip Inc.(1)	1,930	163,066
Global Industries Ltd.(1)	14,630	244,028
Hercules Offshore Inc.(1)	3,507	125,340
Hornbeck Offshore Services Inc.(1)	3,913	135,977
Hydril Co. LP(1)	3,491	241,822
Input/Output Inc.(1)	11,801	116,004
Lufkin Industries Inc.	2,475	153,475
RPC Inc.	4,460	102,580
Superior Well Services Inc.(1)	1,084	27,067
Tetra Technologies Inc.(1)	12,154	347,726
W-H Energy Services Inc.(1)	5,040	277,301

		2,555,628
PHARMACEUTICALS—7.29%
Adams Respiratory Therapeutics Inc.(1)	3,886	173,782
Adolor Corp.(1)	7,796	186,558
BioMarin Pharmaceutical Inc.(1)	14,390	210,238
Cubist Pharmaceuticals Inc.(1)	9,316	213,523
HealthExtras Inc.(1)	4,943	128,320
Idenix Pharmaceuticals Inc.(1)	3,403	31,137
K-V Pharmaceutical Co. Class A(1)	6,018	114,041
MannKind Corp.(1)	5,585	102,150
Medarex Inc.(1)	20,969	196,060
Medicines Co. (The)(1)	8,340	174,723
Medicis Pharmaceutical Corp. Class A	9,318	256,804
MGI Pharma Inc.(1)	13,328	194,722
Onyx Pharmaceuticals Inc.(1)	6,937	108,980
OSI Pharmaceuticals Inc.(1)	9,735	325,052
Pharmion Corp.(1)	4,530	78,007
Salix Pharmaceuticals Ltd.(1)	7,796	79,519
Sciele Pharma Inc.(1)	5,020	102,609
Tanox Inc.(1)	4,134	58,951
Theravance Inc.(1)	8,069	191,155
United Therapeutics Inc.(1)	4,039	239,553
USANA Health Sciences Inc.(1)(2)	1,747	77,479
Valeant Pharmaceuticals International	15,848	273,853
Zymogenetics Inc.(1)	6,304	118,956

		3,636,172

REAL ESTATE INVESTMENT TRUSTS—3.40%
BioMed Realty Trust Inc.	9,547	284,596
Corporate Office Properties Trust	7,205	324,225
Digital Realty Trust Inc.	6,056	165,510
Extra Space Storage Inc.	8,685	138,352
Franklin Street Properties Corp.	9,439	175,565
LaSalle Hotel Properties	6,726	277,851
Spirit Finance Corp.	16,266	180,553
U-Store-It Trust	7,907	150,707

		1,697,359
RETAIL—5.90%
Aeropostale Inc.(1)	9,324	258,368
Bebe Stores Inc.	3,820	59,134
Build-A-Bear Workshop Inc.(1)(2)	2,557	53,902
California Pizza Kitchen Inc.(1)	3,322	87,734
Children’s Place Retail Stores Inc. (The)(1)	4,068	227,076
Chipotle Mexican Grill Inc. Class A(1)	2,238	117,495
Christopher & Banks Corp.	6,121	172,551
Citi Trends Inc.(1)	1,161	34,447
Dick’s Sporting Goods Inc.(1)	5,838	212,562
Dress Barn Inc.(1)	7,630	164,655
DSW Inc. Class A(1)	2,713	93,137
First Cash Financial Services Inc.(1)	4,852	92,334
Guitar Center Inc.(1)	4,481	190,532
Hibbet Sporting Goods Inc.(1)	6,196	122,433
Jos. A. Bank Clothiers Inc.(1)	3,019	76,018
P.F. Chang’s China Bistro Inc.(1)(2)	4,424	133,738
Red Robin Gourmet Burgers Inc.(1)(2)	2,180	84,693
Select Comfort Corp.(1)	9,267	186,730
Texas Roadhouse Inc. Class A(1)	9,148	98,981
Under Armour Inc. Class A(1)	4,618	185,413
World Fuel Services Corp.	4,651	220,085
Zumiez Inc.(1)	2,298	68,779

		2,940,797
SAVINGS & LOANS—0.61%
Kearny Financial Corp.	3,660	53,912
NewAlliance Bancshares Inc.	17,586	248,138

		302,050
SEMICONDUCTORS—5.38%
ATMI Inc.(1)	6,231	165,558
Diodes Inc.(1)	3,298	118,365
Exar Corp.(1)	5,866	75,965
FormFactor Inc.(1)	7,158	306,863
Genesis Microchip Inc.(1)	5,928	80,028
Hittite Microwave Corp.(1)	2,213	90,180
Micrel Inc.(1)	10,184	108,765
Microsemi Corp.(1)	11,261	284,903
NetLogic Microsystems Inc.(1)	2,869	70,290
OmniVision Technologies Inc.(1)	8,802	167,238
Power Integrations Inc.(1)	4,931	78,403
Semtech Corp.(1)	12,218	157,612
Silicon Image Inc.(1)	13,424	142,026
SiRF Technology Holdings Inc.(1)	7,896	150,814
Tessera Technologies Inc.(1)	7,815	245,938
Varian Semiconductor Equipment Associates Inc.(1)	9,786	310,216
Zoran Corp.(1)	8,095	129,925

		2,683,089

SOFTWARE—6.05%
Advent Software Inc.(1)	3,454	107,834
Allscripts Healthcare Solutions Inc.(1)	7,420	141,425
Altiris Inc.(1)	4,059	70,058
ANSYS Inc.(1)	5,470	251,018
Blackbaud Inc.	7,309	152,466
Blackboard Inc.(1)	4,046	114,623
Dendrite International Inc.(1)	6,281	57,220
Eclipsys Corp.(1)	7,921	154,618
Epicor Software Corp.(1)	7,170	84,032
Informatica Corp.(1)	14,929	208,558
MicroStrategy Inc. Class A(1)	1,684	138,846
Per-Se Technologies Inc.(1)(2)	5,677	135,510
Quality Systems Inc.	2,575	85,284
Quest Software Inc.(1)	9,037	123,536
SPSS Inc.(1)	3,244	87,685
Take-Two Interactive Software Inc.(1)(2)	11,782	126,185
THQ Inc.(1)	10,938	248,183
Transaction Systems Architects Inc. Class A(1)	6,376	236,040
Trident Microsystems Inc.(1)	9,578	164,933
Ultimate Software Group Inc.(1)	3,409	70,703
Verint Systems Inc.(1)	2,086	57,052
Wind River Systems Inc.(1)	13,518	111,794
Witness Systems Inc.(1)	5,601	89,224

		3,016,827
STORAGE & WAREHOUSING—0.37%
Mobile Mini Inc.(1)	6,088	186,415

		186,415
TELECOMMUNICATIONS—5.08%
Aeroflex Inc.(1)	12,975	131,566
Atheros Communications Inc.(1)	8,825	145,789
CommScope Inc.(1)	9,819	306,647
Comtech Telecommunications Corp.(1)	4,003	111,123
Finisar Corp.(1)	40,225	112,630
First Avenue Networks Inc.(1)	5,038	40,556
InterDigital Communications Corp.(1)	9,331	255,763
iPCS Inc.(1)	1,873	87,301
Ixia(1)	6,064	56,213
NETGEAR Inc.(1)	5,550	107,392
Newport Corp.(1)	6,381	116,326
Plantronics Inc.	7,948	123,671
Polycom Inc.(1)	14,880	330,336
RCN Corp.(1)	6,177	148,248
Sonus Networks Inc.(1)	43,517	194,956
Stratex Networks Inc.(1)	13,341	46,827
Tekelec(1)	11,184	115,083
Viasat Inc.(1)	4,217	104,160

		2,534,587
TRANSPORTATION—2.72%
EGL Inc.(1)	5,552	243,788
Forward Air Corp.	5,293	169,852
Genesee & Wyoming Inc. Class A(1)	6,286	165,385
Kansas City Southern Industries Inc.(1)	12,511	308,021
Kirby Corp.(1)	8,979	288,316
Knight Transportation Inc.(2)	9,295	159,502
SIRVA Inc.(1)	4,389	24,008

		1,358,872

TOTAL COMMON STOCKS
(Cost: $54,560,149)		49,844,507

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—3.83%

CERTIFICATES OF DEPOSIT(3)—0.07%
Credit Suisse First Boston NY
5.28%, 04/23/07	$1,393	1,393
Societe Generale
5.33%, 12/08/06	13,992	13,992
Washington Mutual Bank
5.28%, 08/07/06	6,996	6,996
Wells Fargo Bank N.A.
4.78%, 12/05/06	11,193	11,193

		33,574
COMMERCIAL PAPER(3)—0.49%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	4,082	4,016
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	13,992	13,992
ASAP Funding Ltd.
5.21%, 08/08/06(4)	6,716	6,709
Barton Capital Corp.
5.29%, 08/01/06(4)	13,374	13,374
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	7,099	7,098
CC USA Inc.
5.03%, 10/24/06(4)	2,798	2,765
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	10,322	10,124
Five Finance Inc.
5.19%, 12/01/06(4)	6,296	6,185
General Electric Capital Corp.
5.26%, 08/02/06	13,992	13,989
General Electric Capital Services Inc.
5.22%, 12/11/06	1,399	1,372
General Electric Co.
5.26%, 08/02/06	13,992	13,989
Giro Funding Corp.
5.32%, 08/09/06(4)	4,197	4,192
Govco Inc.
5.22%, 08/03/06(4)	13,992	13,987
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	4,757	4,703
Landale Funding LLC
5.30%, 08/15/06(4)	15,391	15,359
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	7,642	7,526
Lockhart Funding LLC
5.28%, 08/04/06(4)	3,638	3,636
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	34,979	34,960
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	33,537	33,503
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	22,182	22,183

Tulip Funding Corp.
5.30%, 08/01/06(4)	6,996	6,996
White Pine Finance LLC
5.12%, 10/27/06(4)	2,644	2,612

		243,270
MEDIUM-TERM NOTES(3)—0.12%
Bank of America N.A.
5.28%, 04/20/07	3,498	3,498
Cullinan Finance Corp.
5.71%, 06/28/07(4)	10,494	10,494
K2 USA LLC
5.39%, 06/04/07(4)	10,494	10,494
Marshall & Ilsley Bank
5.18%, 12/15/06	13,992	14,009
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	16,370	16,370
US Bank N.A.
2.85%, 11/15/06	2,798	2,783

		57,648
MONEY MARKET FUNDS—0.54%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	269,822	269,822

		269,822
REPURCHASE AGREEMENTS(3)—0.86%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $27,987 (collateralized by non-U.S. Government debt securities, value $28,872, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$27,983	27,983
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $55,974 (collateralized by non-U.S. Government debt securities, value $57,182, 5.00% to 5.50%, 2/1/34 to 7/1/34).	55,966	55,966
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $20,990 (collateralized by non-U.S. Government debt securities, value $23,125, 0.20% to 6.43%, 9/25/20 to 6/23/46).	20,987	20,987
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $62,971 (collateralized by non-U.S. Government debt securities, value $66,222, 4.92% to 5.93%, 10/25/33 to 10/25/35).	62,962	62,962
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $8,396 (collateralized by non-U.S. Government debt securities, value $9,476, 0.00% to 10.00%, 9/10/34 to 5/9/36).	8,395	8,395
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $27,987 (collateralized by non-U.S. Government debt securities, value $28,591, 3.00% to 8.57%, 10/15/06 to 2/15/38).	27,983	27,983

Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $13,994 (collateralized by U.S. Government obligations, value $14,296, 4.81% to 5.82%, 1/1/33 to 7/1/36).	13,992	13,992
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $13,994 (collateralized by non-U.S. Government debt securities, value $14,716, 5.97% to 9.01%, 10/27/10 to 3/25/37).	13,992	13,992
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $11,895 (collateralized by non-U.S. Government debt securities, value $12,509, 0.00% to 10.00%, 8/1/06 to 7/31/36).	11,893	11,893
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $41,981 (collateralized by non-U.S. Government debt securities, value $43,869, 0.66% to 9.61%, 2/22/11 to 7/25/46).	41,975	41,975
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $17,492 (collateralized by non-U.S. Government debt securities, value $18,077, 0.00% to 10.13%, 10/15/06 to 10/1/25).	17,489	17,489
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $69,968 (collateralized by U.S. Government obligations, value $71,811, 4.48% to 6.50%, 6/1/20 to 7/1/36).	69,958	69,958
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $13,994 (collateralized by non-U.S. Government debt securities, value $15,013, 3.22% to 7.30%, 5/15/07 to 10/25/45).	13,992	13,992
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $4,898 (collateralized by non-U.S. Government debt securities, value $5,052, 0.00% to 10.00%, 8/1/06 to 7/31/36).	4,897	4,897
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $10,256 (collateralized by non-U.S. Government debt securities, value $10,371, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	9,794	9,794
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $27,987 (collateralized by non-U.S. Government debt securities, value $29,391, 0.00% to 6.16%, 10/10/06 to 5/15/44).	27,983	27,983

		430,241
TIME DEPOSITS(3)—0.16%
Deutsche Bank AG
5.31%, 08/01/06	5,595	5,595
Rabobank Nederland NV
5.29%, 08/01/06	34,979	34,979
Societe Generale
5.29%, 08/01/06	20,987	20,987
Wells Fargo Bank N.A.
5.30%, 08/01/06	20,987	20,987

		82,548

VARIABLE & FLOATING RATE NOTES(3)—1.59%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	35,818	35,823
American Express Bank
5.37%, 02/28/07	13,992	13,992
American Express Centurion Bank
5.46%, 07/19/07	15,391	15,408
American Express Credit Corp.
5.43%, 07/05/07	4,197	4,200
ASIF Global Financing
5.17%, 05/03/07(4)	1,399	1,400
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	9,094	9,094
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	20,288	20,289
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	35,678	35,681
BMW US Capital LLC
5.37%, 07/13/07(4)	13,992	13,992
BNP Paribas
5.14%, 05/18/07(4)	25,884	25,884
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	10,214	10,213
CC USA Inc.
5.48%, 07/30/07(4)	6,996	6,997
Commodore CDO Ltd.
5.38%, 06/12/07(4)	3,498	3,498
Credit Agricole SA
5.48%, 07/23/07	13,992	13,992
Credit Suisse First Boston NY
5.51%, 04/24/07	6,996	6,996
Cullinan Finance Corp.
5.36%, 04/25/07(4)	3,498	3,498
DEPFA Bank PLC
5.37%, 06/15/07	13,992	13,992
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	16,090	16,091
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	13,992	13,992
Fifth Third Bancorp
5.38%, 06/22/07(4)	27,983	27,983
First Tennessee Bank N.A.
5.21%, 08/25/06	4,197	4,197
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	13,992	13,991
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	14,691	14,695
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	20,987	20,991
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	13,992	13,992
JP Morgan Chase & Co.
5.32%, 08/02/07	10,494	10,494
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	10,494	10,493
Leafs LLC
5.38%, 01/22/07-02/20/07(4)	14,605	14,605
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	17,489	17,485
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	15,391	15,390
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	6,165	6,165
Marshall & Ilsley Bank

5.35%, 07/13/07	7,695	7,695
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	20,987	20,987
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	1,399	1,399
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	1,763	1,763
Mound Financing PLC
5.32%, 05/08/07(4)	13,152	13,152
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	13,992	13,991
National City Bank of Indiana
5.17%, 05/21/07	6,996	6,996
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	46,172	46,185
Newcastle Ltd.
5.42%, 04/24/07(4)	4,932	4,931
Northern Rock PLC
5.39%, 08/03/07(4)	16,790	16,790
Principal Life Global Funding I
5.81%, 02/08/07	6,296	6,312
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	10,494	10,493
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	13,992	13,992
Strips III LLC
5.45%, 07/24/07(4)	3,498	3,498
SunTrust Bank
5.32%, 05/01/07	13,992	13,992
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	34,139	34,136
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	19,588	19,589
US Bank N.A.
5.33%, 09/29/06	6,296	6,296
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	21,290	21,290
Wachovia Bank N.A.
5.36%, 05/22/07	27,983	27,983
Wells Fargo & Co.
5.38%, 08/15/07(4)	6,996	6,996
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	10,494	10,494
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	45,472	45,463
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	4,725	4,726

		794,662

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,911,765)		1,911,765

TOTAL INVESTMENTS IN SECURITIES —103.75%
(Cost: $56,471,914)		51,756,272
Other Assets, Less Liabilities —(3.75)%		(1,872,851)

NET ASSETS —100.00%		$49,883,421

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2006

Security	Shares	Value

COMMON STOCKS—99.88%

ADVERTISING—0.45%
Catalina Marketing Corp.	12,464	$362,328

		362,328
AGRICULTURE—0.31%
Universal Corp.	7,015	247,770

		247,770
APPAREL—0.40%
Kellwood Co.	6,536	172,877
Oxford Industries Inc.	4,200	148,932

		321,809
AUTO MANUFACTURERS—0.15%
Wabash National Corp.	8,656	123,261

		123,261
AUTO PARTS & EQUIPMENT—2.33%
American Axle & Manufacturing Holdings Inc.	11,832	193,808
ArvinMeritor Inc.	18,332	301,745
Bandag Inc.	1,822	62,823
Cooper Tire & Rubber Co.(1)	16,768	167,512
Lear Corp.	18,557	418,831
Modine Manufacturing Co.	8,727	205,695
Tenneco Inc.(2)	12,498	290,329
Visteon Corp.(2)	35,314	252,142

		1,892,885
BANKS—13.26%
Alabama National Bancorp	4,337	293,832
AMCORE Financial Inc.	6,265	179,492
BancFirst Corp.	2,043	97,329
Central Pacific Financial Corp.	8,356	292,460
Chemical Financial Corp.	6,394	195,720
Chittenden Corp.	12,865	363,050
Citizens Banking Corp.	11,331	287,694
City Holding Co.	4,960	192,200
Community Bank System Inc.	8,177	173,025
Community Banks Inc.	6,554	169,618
Corus Bankshares Inc.	9,288	214,460
First BanCorp (Puerto Rico)	20,445	194,023
First Charter Corp.	8,596	202,694
First Commonwealth Financial Corp.	17,594	228,546
First Financial Bancorp	10,920	163,036
First Financial Bankshares Inc.	4,898	187,936
First Midwest Bancorp Inc.	13,521	482,700
FNB Corp. (Pennsylvania)	14,579	241,137
Greater Bay Bancorp	13,834	396,206
Harleysville National Corp.	7,603	159,815
Independent Bank Corp. (Michigan)	5,605	143,544

Irwin Financial Corp.	4,968	97,522
MB Financial Inc.	7,378	262,362
Mid-State Bancshares	6,134	165,557
National Penn Bancshares Inc.	11,679	238,252
NBT Bancorp Inc.	9,471	224,273
Old National Bancorp	16,841	321,326
Pacific Capital Bancorp	12,875	379,297
Park National Corp.	3,109	315,843
Provident Bankshares Corp.	9,058	333,063
R&G Financial Corp. Class B	8,302	68,907
Republic Bancorp Inc.	20,486	267,547
S&T Bancorp Inc.	7,270	227,333
Sterling Financial Corp. (Pennsylvania)	6,911	149,485
Susquehanna Bancshares Inc.	14,255	344,686
TrustCo Bank Corp. NY(1)	20,416	224,780
Trustmark Corp.	13,486	427,641
UMB Financial Corp.	8,205	282,006
Umpqua Holdings Corp.	15,644	408,152
United Bancshares Inc.	10,968	390,790
W Holding Co. Inc.	36,441	192,044
WesBanco Inc.	5,392	159,334
Westamerica Bancorp	8,674	417,306

		10,756,023
BIOTECHNOLOGY—0.36%
Applera Corp.-Celera Genomics Group(2)	21,402	288,927

		288,927
BUILDING MATERIALS—0.48%
Builders FirstSource Inc.(2)	4,440	77,123
Texas Industries Inc.	6,332	312,674

		389,797
CHEMICALS—4.41%
CF Industries Holdings Inc.	13,620	220,780
Ferro Corp.	11,727	189,391
Fuller (H.B.) Co.	8,063	322,359
Georgia Gulf Corp.	9,383	238,891
Grace (W.R.) & Co.(2)	15,366	140,753
MacDermid Inc.	7,085	191,508
Minerals Technologies Inc.	5,553	281,093
NL Industries Inc.	2,016	19,434
Olin Corp.	19,795	317,314
OM Group Inc.(2)	8,029	281,978
PolyOne Corp.(2)	25,224	210,620
Rockwood Holdings Inc.(2)	9,875	228,507
Schulman (A.) Inc.	8,612	188,431
Sensient Technologies Corp.	12,058	240,437
Terra Industries Inc.(2)	25,975	186,500
Tronox Inc. Class A	4,724	61,790
Tronox Inc. Class B	6,149	80,859
UAP Holding Corp.	9,168	180,610

		3,581,255
COMMERCIAL SERVICES—4.01%
ABM Industries Inc.	12,137	200,260
Alderwoods Group Inc.(2)	11,004	216,009
Banta Corp.	6,583	232,577
Coinmach Service Corp. Class A	6,699	66,722
Deluxe Corp.	13,921	236,657
Dollar Thrifty Automotive Group Inc.(2)	6,386	285,837
NCO Group Inc.(2)	8,153	215,647
PHH Corp.(2)	14,431	360,919

Pre-Paid Legal Services Inc.(1)	3,826	138,578
Rent-A-Center Inc.(2)	19,019	512,182
Stewart Enterprises Inc. Class A	26,990	144,396
Valassis Communications Inc.(2)	12,970	266,274
Watson Wyatt Worldwide Inc.	11,429	376,700

		3,252,758
COMPUTERS—1.30%
Gateway Inc.(2)	68,279	109,246
Imation Corp.	9,567	389,568
McDATA Corp. Class A(2)	32,765	104,848
McDATA Corp. Class B(2)	10,384	30,425
Perot Systems Corp. Class A(2)	23,262	309,850
Quantum Corp.(2)	52,631	113,157

		1,057,094
COSMETICS & PERSONAL CARE—0.05%
Revlon Inc. Class A(2)	44,423	41,758

		41,758
DISTRIBUTION & WHOLESALE—1.15%
Building Materials Holding Corp.	7,985	171,119
Owens & Minor Inc.	10,859	328,050
United Stationers Inc.(2)	8,760	430,729

		929,898
DIVERSIFIED FINANCIAL SERVICES—1.32%
Doral Financial Corp.	25,711	131,640
Friedman, Billings, Ramsey Group Inc. Class A	40,717	373,782
GAMCO Investors Inc. Class A	1,617	58,778
LaBranche & Co. Inc.(1)(2)	15,630	154,424
Piper Jaffray Companies Inc.(2)	5,638	288,609
Stewart (W.P.) & Co. Ltd.	6,009	63,996

		1,071,229
ELECTRIC—5.45%
ALLETE Inc.	6,914	320,948
Aquila Inc.(2)	102,285	454,145
Avista Corp.	13,342	333,283
Black Hills Corp.	9,137	327,379
CH Energy Group Inc.	4,330	214,725
Cleco Corp.	13,764	340,246
Duquesne Light Holdings Inc.	21,893	426,257
Empire District Electric Co. (The)	8,130	181,055
IDACORP Inc.	11,726	437,145
MGE Energy Inc.	5,590	181,563
Otter Tail Corp.	7,186	213,137
PNM Resources Inc.	17,092	458,237
UIL Holdings Corp.	6,148	214,146
UniSource Energy Corp.	9,670	322,591

		4,424,857
ELECTRICAL COMPONENTS & EQUIPMENT—0.18%
GrafTech International Ltd.(2)	26,983	144,899

		144,899
ELECTRONICS—0.69%
Park Electrochemical Corp.	5,050	124,382
Watts Water Technologies Inc. Class A	6,868	200,065
Woodward Governor Co.	8,039	235,623

		560,070

ENERGY - ALTERNATE SOURCES—0.13%
FuelCell Energy Inc.(2)	12,174	107,496

		107,496
ENGINEERING & CONSTRUCTION—1.09%
EMCOR Group Inc.(2)	8,690	447,709
Washington Group International Inc.	8,038	434,052

		881,761
ENTERTAINMENT—0.37%
Magna Entertainment Corp. Class A(1)(2)	10,064	54,446
Six Flags Inc.(1)(2)	20,482	108,145
Speedway Motorsports Inc.	3,772	136,245

		298,836
ENVIRONMENTAL CONTROL—0.68%
Aleris International Inc.(2)	8,640	353,722
Metal Management Inc.	7,039	200,471

		554,193
FOOD—2.56%
Chiquita Brands International Inc.	11,650	156,576
Fresh Del Monte Produce Inc.(1)	7,609	127,831
Gold Kist Inc.(2)	13,885	194,251
Great Atlantic & Pacific Tea Co.	4,863	115,496
Lance Inc.	8,398	200,124
Premium Standard Farms Inc.	5,054	85,413
Ralcorp Holdings Inc.(2)	8,076	336,608
Ruddick Corp.	9,810	240,149
Sanderson Farms Inc.	4,934	127,840
Tootsie Roll Industries Inc.	6,466	175,552
TreeHouse Foods Inc.(2)	8,598	206,008
Weis Markets Inc.	2,721	107,860

		2,073,708
FOREST PRODUCTS & PAPER—1.25%
Bowater Inc.	15,256	309,392
Glatfelter Co.	11,057	172,489
Potlatch Corp.	10,701	370,362
Wausau Paper Corp.	13,134	160,760

		1,013,003
GAS—3.48%
Laclede Group Inc. (The)	5,463	181,535
New Jersey Resources Corp.	7,587	378,819
Nicor Inc.	12,065	528,688
Northwest Natural Gas Co.	7,553	286,787
Peoples Energy Corp.	10,492	442,867
South Jersey Industries Inc.	8,020	237,953
Southwest Gas Corp.	11,055	364,041
WGL Holdings Inc.	13,334	400,420

		2,821,110
HEALTH CARE - PRODUCTS—0.41%
CONMED Corp.(2)	7,679	153,196
Invacare Corp.	8,354	175,685

		328,881
HEALTH CARE - SERVICES—0.61%
Apria Healthcare Group Inc.(2)	11,623	203,635
Kindred Healthcare Inc.(2)	10,877	287,479

		491,114

HOME BUILDERS—0.79%
Brookfield Homes Corp.(1)	3,343	81,536
M/I Homes Inc.	3,365	108,420
Meritage Homes Corp.(2)	6,155	238,629
Technical Olympic USA Inc.	5,377	64,201
WCI Communities Inc.(2)	9,633	151,334

		644,120
HOME FURNISHINGS—0.93%
Ethan Allen Interiors Inc.	8,658	323,117
Furniture Brands International Inc.(1)	12,647	253,699
La-Z-Boy Inc.(1)	14,120	180,030

		756,846
HOUSEHOLD PRODUCTS & WARES—1.40%
American Greetings Corp. Class A	14,642	329,884
Blyth Inc.	8,399	146,731
Harland (John H.) Co.	7,482	294,117
Helen of Troy Ltd.(2)	5,834	104,604
Tupperware Brands Corp.	14,903	257,226

		1,132,562
INSURANCE—8.04%
Alfa Corp.	10,216	168,360
American Equity Investment Life Holding Co.	14,451	157,371
Argonaut Group Inc.(2)	8,623	251,447
Assured Guaranty Ltd.	13,608	347,004
CNA Surety Corp.(2)	4,366	79,680
Delphi Financial Group Inc. Class A	11,784	448,853
FBL Financial Group Inc. Class A	3,558	112,682
Harleysville Group Inc.	3,841	121,875
Horace Mann Educators Corp.	11,721	198,905
Infinity Property & Casualty Corp.	5,693	233,925
IPC Holdings Ltd.	13,278	381,743
LandAmerica Financial Group Inc.	4,334	276,639
Max Re Capital Ltd.	12,266	275,985
Navigators Group Inc. (The)(2)	3,327	141,431
Odyssey Re Holdings Corp.(1)	4,990	134,231
Phoenix Companies Inc.	30,860	419,696
Platinum Underwriters Holdings Ltd.	16,384	463,503
Presidential Life Corp.	5,952	143,681
ProAssurance Corp.(2)	7,814	388,434
RLI Corp.	6,210	293,609
Safety Insurance Group Inc.	3,969	210,595
Scottish Re Group Ltd.	12,791	51,036
Selective Insurance Group Inc.	7,539	384,489
State Auto Financial Corp.	3,873	116,965
Stewart Information Services Corp.	4,659	160,176
Triad Guaranty Inc.(2)	3,365	167,846
21st Century Insurance Group	6,972	107,857
United America Indemnity Ltd. Class A(2)	5,469	113,427
United Fire & Casualty Co.	5,883	175,666

		6,527,111
INTERNET—0.96%
EarthLink Inc.(2)	33,345	240,417
Equinix Inc.(2)	6,717	351,836
United Online Inc.	17,156	187,172

		779,425
IRON & STEEL—1.03%
Gibraltar Industries Inc.	7,643	211,176
Oregon Steel Mills Inc.(2)	9,759	451,256
Ryerson Inc.	6,518	176,312

		838,744

LEISURE TIME—0.17%
K2 Inc.(2)	12,899	135,697

		135,697
LODGING—0.30%
Marcus Corp.	6,197	122,329
Trump Entertainment Resorts Inc.(2)	6,860	125,058

		247,387
MACHINERY—0.84%
Briggs & Stratton Corp.	14,285	365,696
Cascade Corp.	2,968	109,816
NACCO Industries Inc.	1,492	206,150

		681,662
MANUFACTURING—2.27%
Acuity Brands Inc.	12,444	544,176
EnPro Industries Inc.(2)	5,808	181,674
Federal Signal Corp.	13,263	198,017
FreightCar America Inc.	3,444	184,805
Griffon Corp.(2)	7,400	167,388
Jacuzzi Brands Inc.(2)	21,265	178,626
Lancaster Colony Corp.	7,102	272,149
Tredegar Corp.	7,110	112,480

		1,839,315
MEDIA—2.69%
Citadel Broadcasting Corp.	9,276	85,989
Cox Radio Inc. Class A(2)	9,769	143,116
Entercom Communications Corp.	8,753	221,889
Journal Communications Inc. Class A	11,953	126,104
Lee Enterprises Inc.	10,701	265,706
Media General Inc. Class A	5,782	210,638
Mediacom Communications Corp.(2)	15,196	95,735
Readers Digest Association Inc. (The)	26,421	360,911
Scholastic Corp.(2)	7,719	221,921
Sinclair Broadcast Group Inc. Class A	13,032	109,729
Sun-Times Media Group Inc. Class A	15,823	128,325
Westwood One Inc.	18,779	125,068
World Wrestling Entertainment Inc.	5,434	88,683

		2,183,814
METAL FABRICATE & HARDWARE—0.96%
Mueller Industries Inc.	10,116	371,662
Worthington Industries Inc.	19,826	404,847

		776,509
MINING—0.85%
Century Aluminum Co.(2)	6,632	204,730
Compass Minerals International Inc.	8,892	237,505
USEC Inc.	23,691	249,466

		691,701
OFFICE & BUSINESS EQUIPMENT—0.46%
IKON Office Solutions Inc.	26,800	370,108

		370,108
OIL & GAS—2.09%
Houston Exploration Co.(2)	8,042	513,562
Stone Energy Corp.(2)	7,035	328,886
Swift Energy Co.(2)	7,981	383,088
Whiting Petroleum Corp.(2)	10,124	472,791

		1,698,327

PACKAGING & CONTAINERS—0.69%
Graphic Packaging Corp.(2)	28,125	107,438
Greif Inc. Class A	3,170	219,396
Silgan Holdings Inc.	6,250	231,313

		558,147
PHARMACEUTICALS—0.48%
Perrigo Co.	24,546	388,809

		388,809
REAL ESTATE INVESTMENT TRUSTS—11.92%
American Home Mortgage Investment Corp.	12,365	431,786
Anthracite Capital Inc.	15,516	190,381
Cousins Properties Inc.	11,154	354,363
Deerfield Triarc Capital Corp.	11,278	153,606
Entertainment Properties Trust	7,293	310,463
Equity One Inc.	10,670	233,353
FelCor Lodging Trust Inc.	16,804	369,688
Fieldstone Investment Corp.	13,523	122,383
First Industrial Realty Trust Inc.	12,178	490,530
Getty Realty Corp.	5,333	152,417
Glenborough Realty Trust Inc.	8,877	197,069
Heritage Property Investment Trust Inc.	7,472	269,664
Impac Mortgage Holdings Inc.	19,388	208,809
Inland Real Estate Corp.	16,792	272,198
KKR Financial Corp.	22,023	510,053
Maguire Properties Inc.	9,740	364,373
MFA Mortgage Investments Inc.	21,883	150,117
Mid-America Apartment Communities Inc.	6,531	373,051
National Health Investors Inc.	6,943	175,727
National Retail Properties Inc.	15,962	332,648
Nationwide Health Properties Inc.	20,088	476,487
Newcastle Investment Corp.	12,133	311,697
NovaStar Financial Inc.(1)	8,970	310,452
Omega Healthcare Investors Inc.	16,148	215,737
Parkway Properties Inc.	3,877	176,287
Post Properties Inc.	11,697	561,573
PS Business Parks Inc.	4,432	265,920
RAIT Investment Trust	7,592	214,626
Redwood Trust Inc.	6,569	312,553
Saxon Capital Inc.	13,757	155,592
Senior Housing Properties Trust	19,692	366,074
Sovran Self Storage Inc.	4,819	248,998
Sun Communities Inc.	4,642	148,173
Trustreet Properties Inc.	18,600	247,566

		9,674,414
RETAIL—7.77%
Asbury Automotive Group Inc.(2)	4,255	85,398
Blockbuster Inc. Class A(2)	29,555	120,880
Blockbuster Inc. Class B(2)	17,230	62,545
Bob Evans Farms Inc.	9,694	266,973
Borders Group Inc.	17,764	337,694
Brown Shoe Co. Inc.	7,822	253,276
Buckle Inc. (The)	2,709	107,547
Cato Corp. Class A	8,414	204,628
CBRL Group Inc.	8,485	277,205
Domino’s Pizza Inc.	10,830	246,274
Finish Line Inc. (The) Class A	10,941	134,574
Group 1 Automotive Inc.	5,994	367,552

IHOP Corp.	4,420	200,933
Insight Enterprises Inc.(2)	13,209	223,760
Jack in the Box Inc.(2)	9,479	373,852
Kenneth Cole Productions Inc. Class A	3,245	78,172
Landry’s Restaurants Inc.	4,721	133,557
Lithia Motors Inc. Class A	4,353	122,668
Lone Star Steakhouse & Saloon Inc.	5,065	118,470
Nu Skin Enterprises Inc. Class A	14,712	210,382
Payless ShoeSource Inc.(2)	18,232	471,844
Pep Boys-Manny, Moe & Jack Inc.	14,093	151,923
Pier 1 Imports Inc.	21,931	149,131
Regis Corp.	12,448	419,249
Sonic Automotive Inc.	8,148	187,404
Stage Stores Inc.	7,310	216,815
Talbots Inc. (The)	6,177	127,432
Triarc Companies Inc. Class A	4,454	68,057
Triarc Companies Inc. Class B	9,279	129,813
Tuesday Morning Corp.	8,163	118,037
Zale Corp.(2)	13,139	336,490

		6,302,535
SAVINGS & LOANS—1.83%
Anchor BanCorp Wisconsin Inc.	5,670	168,399
BankAtlantic Bancorp Inc. Class A	13,158	182,633
Dime Community Bancshares	9,334	130,396
FirstFed Financial Corp.(2)	4,561	257,468
Flagstar Bancorp Inc.	10,658	155,180
MAF Bancorp Inc.	8,897	364,777
PFF Bancorp Inc.	5,938	222,972

		1,481,825
SOFTWARE—0.23%
Inter-Tel Inc.	5,695	122,101
SYNNEX Corp.(2)	3,266	67,214

		189,315
TELECOMMUNICATIONS—4.06%
Adaptec Inc.(2)	30,980	136,312
Black Box Corp.	4,833	198,685
Cincinnati Bell Inc.(2)	67,383	270,206
Commonwealth Telephone Enterprises Inc.	5,681	190,370
IDT Corp.(2)	3,856	50,475
IDT Corp. Class B(1)(2)	13,474	180,282
Iowa Telecommunications Services Inc.	7,713	150,249
MasTec Inc.(2)	11,755	153,638
Premiere Global Services Inc.(2)	17,997	131,918
Price Communications Corp.(2)	11,575	200,942
USA Mobility Inc.	6,825	117,731
Windstream Corp.	120,933	1,515,290

		3,296,098
TEXTILES—0.39%
G&K Services Inc. Class A	5,857	197,557
UniFirst Corp.	3,764	117,023

		314,580
TOYS, GAMES & HOBBIES—0.15%
JAKKS Pacific Inc.(2)	7,473	123,230

		123,230
TRANSPORTATION—1.28%
Arkansas Best Corp.	6,281	279,065
Bristow Group Inc.(2)	6,076	205,916

General Maritime Corp.	7,558	274,355
Werner Enterprises Inc.	15,642	281,556

		1,040,892
WATER—0.42%
American States Water Co.	4,550	172,218
California Water Service Group	4,694	171,800

		344,018

TOTAL COMMON STOCKS
(Cost: $83,984,481)		81,033,911

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.18%

CERTIFICATES OF DEPOSIT(3)—0.04%
Credit Suisse First Boston NY
5.28%, 04/23/07	$1,454	1,454
Societe Generale
5.33%, 12/08/06	14,515	14,515
Washington Mutual Bank
5.28%, 08/07/06	7,258	7,258
Wells Fargo Bank N.A.
4.78%, 12/05/06	11,612	11,612

		34,839
COMMERCIAL PAPER(3)—0.31%
Amstel Funding Corp.
5.20%, 11/21/06-11/22/06(4)	4,235	4,167
Amsterdam Funding Corp.
5.26%, 08/01/06(4)	14,515	14,515
ASAP Funding Ltd.
5.21%, 08/08/06(4)	6,967	6,960
Barton Capital Corp.
5.29%, 08/01/06(4)	13,875	13,875
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06(4)	7,365	7,364
CC USA Inc.
5.03%, 10/24/06(4)	2,903	2,869
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	10,708	10,503
Five Finance Inc.
5.19%, 12/01/06(4)	6,532	6,417
General Electric Capital Corp.
5.26%, 08/02/06	14,515	14,513
General Electric Capital Services Inc.
5.22%, 12/11/06	1,452	1,424
General Electric Co.
5.26%, 08/02/06	14,515	14,513
Giro Funding Corp.
5.32%, 08/09/06(4)	4,355	4,349
Govco Inc.
5.22%, 08/03/06(4)	14,515	14,511
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	4,935	4,879
Landale Funding LLC
5.30%, 08/15/06(4)	15,967	15,934
Lexington Parker Capital Co. LLC
5.19%, 11/15/06(4)	7,929	7,807

Lockhart Funding LLC
5.28%, 08/04/06(4)	3,774	3,772
Park Granada LLC
5.29%-5.30%, 08/04/06-08/08/06(4)	36,288	36,268
Park Sienna LLC
5.29%-5.31%, 08/08/06(4)	34,792	34,756
Three Pillars Funding Corp.
5.27%-5.29%, 08/01/06(4)	23,013	23,012
Tulip Funding Corp.
5.30%, 08/01/06(4)	7,258	7,258
White Pine Finance LLC
5.12%, 10/27/06(4)	2,743	2,709

		252,375
MEDIUM-TERM NOTES(3)—0.07%
Bank of America N.A.
5.28%, 04/20/07	3,629	3,629
Cullinan Finance Corp.
5.71%, 06/28/07(4)	10,886	10,886
K2 USA LLC
5.39%, 06/04/07(4)	10,886	10,886
Marshall & Ilsley Bank
5.18%, 12/15/06	14,515	14,534
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	16,983	16,983
US Bank N.A.
2.85%, 11/15/06	2,903	2,888

		59,806
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.27%(5)(6)	62,127	62,127

		62,127
REPURCHASE AGREEMENTS(3)—0.55%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $29,035 (collateralized by non-U.S. Government debt securities, value $29,952, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$29,031	29,031
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $58,070 (collateralized by non-U.S. Government debt securities, value $59,323, 5.00% to 5.50%, 2/1/34 to 7/1/34).	58,061	58,061
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $21,776 (collateralized by non-U.S. Government debt securities, value $23,991, 0.20% to 6.43%, 9/25/20 to 6/23/46).	21,773	21,773
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $65,329 (collateralized by non-U.S. Government debt securities, value $68,701, 4.92% to 5.93%, 10/25/33 to 10/25/35).	65,319	65,319

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $8,710 (collateralized by non-U.S. Government debt securities, value $9,831, 0.00% to 10.00%, 9/10/34 to 5/9/36).	8,709	8,709
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $29,035 (collateralized by non-U.S. Government debt securities, value $29,661, 3.00% to 8.57%, 10/15/06 to 2/15/38).	29,031	29,031
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $14,517 (collateralized by U.S. Government obligations, value $14,831, 4.81% to 5.82%, 1/1/33 to 7/1/36).	14,515	14,515
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $14,517 (collateralized by non-U.S. Government debt securities, value $15,267, 5.97% to 9.01%, 10/27/10 to 3/25/37).	14,515	14,515
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $12,340 (collateralized by non-U.S. Government debt securities, value $12,977, 0.00% to 10.00%, 8/1/06 to 7/31/36).	12,338	12,338
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $43,552 (collateralized by non-U.S. Government debt securities, value $45,511, 0.66% to 9.61%, 2/22/11 to 7/25/46).	43,546	43,546
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $18,147 (collateralized by non-U.S. Government debt securities, value $18,753, 0.00% to 10.13%, 10/15/06 to 10/1/25).	18,144	18,144
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $72,587 (collateralized by U.S. Government obligations, value $74,499, 4.48% to 6.50%, 6/1/20 to 7/1/36).	72,576	72,576
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $14,517 (collateralized by non-U.S. Government debt securities, value $15,575, 3.22% to 7.30%, 5/15/07 to 10/25/45).	14,515	14,515
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $5,081 (collateralized by non-U.S. Government debt securities, value $5,241, 0.00% to 10.00%, 8/1/06 to 7/31/36).	5,080	5,080
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $10,640 (collateralized by non-U.S. Government debt securities, value $10,760, 0.00% to 10.00%, 8/1/06 to 7/31/36).(7)	10,161	10,161
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $29,035 (collateralized by non-U.S. Government debt securities, value $30,492, 0.00% to 6.16%, 10/10/06 to 5/15/44).	29,031	29,031

		446,345
TIME DEPOSITS(3)—0.11%
Deutsche Bank AG
5.31%, 08/01/06	5,805	5,805

Rabobank Nederland NV
5.29%, 08/01/06	36,288	36,288
Societe Generale
5.29%, 08/01/06	21,773	21,773
Wells Fargo Bank N.A.
5.30%, 08/01/06	21,773	21,773

		85,639
VARIABLE & FLOATING RATE NOTES(3)—1.02%
Allstate Life Global Funding II
5.31%-5.43%, 07/13/07-08/27/07(4)	37,159	37,164
American Express Bank
5.37%, 02/28/07	14,515	14,516
American Express Centurion Bank
5.46%, 07/19/07	15,967	15,984
American Express Credit Corp.
5.43%, 07/05/07	4,355	4,357
ASIF Global Financing
5.17%, 05/03/07(4)	1,452	1,452
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07(4)	9,435	9,435
Bank of Ireland
5.35%, 08/14/07-08/20/07(4)	21,047	21,048
Beta Finance Inc.
5.36%-5.48%, 04/25/07-07/25/07(4)	37,014	37,016
BMW US Capital LLC
5.37%, 07/13/07(4)	14,515	14,515
BNP Paribas
5.14%, 05/18/07(4)	26,853	26,853
Carlyle Loan Investment Ltd.
5.42%, 04/13/07-07/15/07(4)	10,596	10,596
CC USA Inc.
5.48%, 07/30/07(4)	7,258	7,259
Commodore CDO Ltd.
5.38%, 06/12/07(4)	3,629	3,629
Credit Agricole SA
5.48%, 07/23/07	14,515	14,515
Credit Suisse First Boston NY
5.51%, 04/24/07	7,258	7,258
Cullinan Finance Corp.
5.36%, 04/25/07(4)	3,629	3,629
DEPFA Bank PLC
5.37%, 06/15/07	14,515	14,515
Dorada Finance Inc.
5.41%-5.47%, 06/27/07-07/17/07(4)	16,693	16,693
Eli Lilly Services Inc.
5.32%, 06/29/07(4)	14,515	14,515
Fifth Third Bancorp
5.38%, 06/22/07(4)	29,031	29,031
First Tennessee Bank N.A.
5.21%, 08/25/06	4,355	4,355
Five Finance Inc.
5.37%-5.45%, 12/01/06-07/13/07(4)	14,515	14,514
General Electric Capital Corp.
5.36%-5.47%, 07/09/07-08/17/07	15,241	15,245
Hartford Life Global Funding Trusts
5.39%-5.55%, 07/13/07-08/15/07	21,773	21,776
HBOS Treasury Services PLC
5.53%, 07/24/07(4)	14,515	14,515
JP Morgan Chase & Co.
5.32%, 08/02/07	10,886	10,886
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	10,886	10,886

Leafs LLC
5.38%, 01/22/07-02/20/07(4)	15,151	15,151
Lexington Parker Capital Co. LLC
5.46%, 01/10/07(4)	18,144	18,139
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(4)	15,967	15,965
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07(4)	6,396	6,396
Marshall & Ilsley Bank
5.35%, 07/13/07	7,983	7,983
Metropolitan Life Global Funding I
5.34%, 08/06/07(4)	21,773	21,773
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07(4)(7)	1,452	1,452
Mortgage Interest Networking Trust
5.61%, 08/25/06(4)	1,829	1,829
Mound Financing PLC
5.32%, 05/08/07(4)	13,644	13,644
Natexis Banques Populaires
5.35%-5.40%, 06/20/07-08/15/07(4)	14,515	14,514
National City Bank of Indiana
5.17%, 05/21/07	7,258	7,258
Nationwide Building Society
5.37%-5.62%, 07/06/07-07/27/07(4)	47,900	47,912
Newcastle Ltd.
5.42%, 04/24/07(4)	5,117	5,116
Northern Rock PLC
5.39%, 08/03/07(4)	17,418	17,419
Principal Life Global Funding I
5.81%, 02/08/07	6,532	6,548
Sedna Finance Inc.
5.17%-5.35%, 09/20/06-05/25/07(4)	10,886	10,886
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07(4)	14,515	14,515
Strips III LLC
5.45%, 07/24/07(4)	3,629	3,629
SunTrust Bank
5.32%, 05/01/07	14,515	14,516
Tango Finance Corp.
5.22%-5.48%, 04/25/07-07/16/07(4)	35,417	35,415
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	20,321	20,321
US Bank N.A.
5.33%, 09/29/06	6,532	6,532
Wachovia Asset Securitization Inc.
5.38%, 08/25/06(4)	22,087	22,087
Wachovia Bank N.A.
5.36%, 05/22/07	29,031	29,031
Wells Fargo & Co.
5.38%, 08/15/07(4)	7,258	7,258
WhistleJacket Capital Ltd.
5.33%-5.35%, 04/18/07-06/13/07(4)	10,886	10,886
White Pine Finance LLC
5.14%-5.35%, 08/25/06-08/20/07(4)	47,175	47,165
Wind Master Trust
5.39%, 08/25/06-09/25/06(4)	4,902	4,903

		824,400

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,765,531)		1,765,531

TOTAL INVESTMENTS IN SECURITIES —102.06%
(Cost: $85,750,012)	82,799,442
Other Assets, Less Liabilities —(2.06)%	(1,669,623)

NET ASSETS —100.00%	$81,129,819

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of July 31, 2006, the Trust offered 87 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares Cohen & Steers Realty Majors, iShares Dow Jones Select Dividend, iShares Dow Jones Transportation Average, iShares Dow Jones U.S. Aerospace & Defense, iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Broker-Dealers, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Healthcare Providers, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices, iShares Dow Jones U.S. Oil Equipment & Services, iShares Dow Jones U.S. Oil & Gas Exploration & Production, iShares Dow Jones U.S. Pharmaceuticals, iShares Dow Jones U.S. Real Estate, iShares Dow Jones U.S. Regional Banks, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Total Market, iShares Dow Jones U.S. Utilities Sector, iShares KLD Select SocialSM, iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

FEDERAL INCOME TAXES

As of July 31, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes was as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers Realty Majors	$1,863,648,477	$400,438,318	$—	$400,438,318
Dow Jones Select Dividend	6,077,714,900	609,940,928	(240,943,253)	368,997,675
Dow Jones Transportation Average	496,456,733	1,031,446	(41,375,263)	(40,343,817)
Dow Jones U.S. Aerospace & Defense	69,949,999	670,346	(2,756,547)	(2,086,201)
Dow Jones U.S. Basic Materials Sector	489,121,339	45,482,565	(44,166,739)	1,315,826
Dow Jones U.S. Broker-Dealers	49,357,543	517,295	(2,712,870)	(2,195,575)
Dow Jones U.S. Consumer Goods Sector	324,995,077	22,040,997	(29,829,967)	(7,788,970)
Dow Jones U.S. Consumer Services Sector	242,333,958	6,653,666	(37,260,655)	(30,606,989)
Dow Jones U.S. Energy Sector	851,353,554	160,844,059	(2,931,922)	157,912,137
Dow Jones U.S. Financial Sector	397,042,532	38,339,101	(15,098,215)	23,240,886
Dow Jones U.S. Financial Services	213,531,147	16,308,648	(5,739,568)	10,569,080
Dow Jones U.S. Healthcare Providers	35,262,670	1,519,321	(1,495,984)	23,337
Dow Jones U.S. Healthcare Sector	1,224,528,487	46,789,618	(105,748,808)	(58,959,190)
Dow Jones U.S. Home Construction	39,565,928	—	(8,626,978)	(8,626,978)

Dow Jones U.S. Industrial Sector	296,731,453	29,372,387	(20,340,867)	9,031,520
Dow Jones U.S. Insurance	24,870,283	178,047	(895,829)	(717,782)
Dow Jones U.S. Medical Devices	25,061,153	422,471	(1,745,460)	(1,322,989)
Dow Jones U.S. Oil Equipment & Services	25,528,503	274,288	(2,227,576)	(1,953,288)
Dow Jones U.S. Oil & Gas Exploration & Production	32,391,074	1,893,759	(802,497)	1,091,262
Dow Jones U.S. Pharmaceuticals	37,221,642	1,868,281	(1,741,621)	126,660
Dow Jones U.S. Real Estate	1,756,731,787	21,220,664	(42,611,843)	(21,391,179)
Dow Jones U.S. Regional Banks	36,818,006	692,607	(487,903)	204,704
Dow Jones U.S. Technology Sector	575,511,711	37,718,371	(126,175,999)	(88,457,628)
Dow Jones U.S. Telecommunications Sector	734,695,895	43,734,428	(24,247,721)	19,486,707
Dow Jones U.S. Total Market	420,445,731	103,365,296	(35,301,124)	68,064,172
Dow Jones U.S. Utilities Sector	628,226,679	94,591,829	(10,374,823)	84,217,006
KLD Select SocialSM	104,476,337	5,306,663	(2,844,810)	2,461,853
Morningstar Large Core	95,597,990	2,397,233	(3,180,448)	(783,215)
Morningstar Large Growth	206,107,096	6,500,740	(17,001,282)	(10,500,542)
Morningstar Large Value	223,041,441	16,588,964	(2,042,907)	14,546,057
Morningstar Mid Core	99,944,688	4,188,452	(5,841,203)	(1,652,751)
Morningstar Mid Growth	186,452,127	6,696,144	(16,275,759)	(9,579,615)
Morningstar Mid Value	105,734,843	3,425,963	(3,740,869)	(314,906)
Morningstar Small Core	102,728,126	4,092,733	(5,687,362)	(1,594,629)
Morningstar Small Growth	57,000,653	1,420,196	(6,664,577)	(5,244,381)
Morningstar Small Value	86,739,388	1,804,488	(5,744,434)	(3,939,946)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the quarter ended July 31, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
Cohen & Steers Realty Majors
IMMF	1,688	141,156	141,613	1,231	$1,230,845	$25,394	—
Dow Jones Select Dividend
IMMF	—	624,717	616,753	7,964	7,964,054	975,902	—

Nicor Inc.	2,294	57	53	2,298	100,699,543	1,057,187	397,711
Universal Corp.	1,354	34	31	1,357	47,921,152	575,412	(156,679)
Dow Jones Transportation Average
IMMF	14	10,887	10,821	80	80,224	2,115	—
Dow Jones U.S. Aerospace & Defense
IMMF	—	1,728	1,684	44	43,953	359	—
Dow Jones U.S. Basic Materials Sector
IMMF	752	27,448	27,934	266	265,815	5,398	—
Dow Jones U.S. Broker-Dealers
IMMF	—	2,224	2,204	20	19,748	464	—
Dow Jones U.S. Consumer Goods Sector
IMMF	30	13,973	13,816	187	187,415	2,763	—
Dow Jones U.S. Consumer Services Sector
IMMF	476	12,486	12,789	173	172,784	2,566	—
Dow Jones U.S. Energy Sector
IMMF	743	33,590	33,882	451	450,958	6,195	—
Dow Jones U.S. Financial Sector
IMMF	378	21,463	21,440	401	400,787	4,195	—
Dow Jones U.S. Financial Services
IMMF	111	11,377	11,370	118	117,844	2,237	—
Dow Jones U.S. Healthcare Providers
IMMF	—	1,207	1,149	58	58,301	228	—
Dow Jones U.S. Healthcare Sector
IMMF	392	41,144	39,820	1,716	1,715,877	7,742	—
Dow Jones U.S. Home Construction
IMMF	—	1,033	1,009	24	24,013	204	—
Dow Jones U.S. Industrial Sector
IMMF	191	10,762	10,780	173	173,491	2,082	—
Dow Jones U.S. Insurance
IMMF	—	972	960	12	12,248	198	—
Dow Jones U.S. Medical Devices
IMMF	—	1,678	1,358	320	320,066	332	—
Dow Jones U.S. Oil Equipment & Services
IMMF	—	655	646	9	8,984	134	—
Dow Jones U.S. Oil & Gas Exploration & Production
IMMF	—	1,199	1,182	17	16,580	233	—
Dow Jones U.S. Pharmaceuticals
IMMF	—	2,062	2,032	30	30,213	403	—
Dow Jones U.S. Real Estate
IMMF	3,000	107,577	109,655	922	921,743	18,746	—
Dow Jones U.S. Regional Banks
IMMF	—	2,535	2,494	41	40,815	543	—
Dow Jones U.S. Technology Sector
IMMF	196	12,281	12,275	202	202,103	2,370	—
Dow Jones U.S. Telecommunications Sector
IMMF	515	28,424	28,545	394	394,318	5,429	—
Dow Jones U.S. Total Market
IMMF	442	28,425	28,495	372	371,941	5,500	—
Dow Jones U.S. Utilities Sector
IMMF	779	31,560	31,989	350	350,139	5,876	—
KLD Select SocialSM
IMMF	19	5,975	5,937	57	57,271	1,132	—
Morningstar Large Core
IMMF	47	5,446	5,357	136	136,402	1,047	—
Morningstar Large Growth
IMMF	148	11,991	11,937	202	201,837	2,374	—
Morningstar Large Value

IMMF	167	11,939	11,810	296	295,883	2,237	—
Morningstar Mid Core
IMMF	123	4,692	4,743	72	72,287	2,644	—
Morningstar Mid Growth
IMMF	570	6,733	7,252	51	50,561	1,457	—
Morningstar Mid Value
IMMF	70	7,970	7,872	168	168,377	1,477	—
Morningstar Small Core
IMMF	102	4,897	4,958	41	40,598	886	—
Morningstar Small Growth
IMMF	35	2,164	1,929	270	269,822	25,568	—
Morningstar Small Value
IMMF	113	5,508	5,559	62	62,127	1,148	—

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of July 31, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

Item 2.	Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer

Date: September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer

Date: September 27, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer

Date: September 27, 2006